                                                     Registration No. 33-83750
                                                     Registration No. 811-8754
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

        Pre-Effective Amendment No.                                     [ ]


        Post-Effective Amendment No.  5                                 [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]


        Amendment No.  7                                                [X]



                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 45
                                       of
        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)


               787 Seventh Avenue, New York, New York 10019
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------

                               JONATHAN E. GAINES
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
        The Equitable Life Assurance Society of the United States
          1290 Avenue of the Americas, New York, New York 10104
                 (Name and Address of Agent for Service)


                              --------------------

               Please send copies of all communications to:
                               PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036

                              --------------------

      Approximate Date of Proposed Public Offering:  Continuous

      It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b) of Rule 485 .

[ ]   On (date) pursuant to paragraph (b) of Rule 485.

[X]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]   On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

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      The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2.

      The Rule 24f-2 Notice of the Registrant for fiscal year 1996 was filed on February 28, 1997.

                                  NOTE

This Post-Effect Amendment No. 5 to the Form N-4 Registration Statement
No. 33-83750 ("Registration Statement") of The Equitable Life Assurance
Society of the United States ("Equitable Life") and its Separate Account No. 45 ("Separate Account") is being filed for the purpose of including in the Registration Statement two new prospectuses and statements of additional information ("SAI") of Equitable Life and the Separate Account, and exhibits, relating to Equitable Life's Rollover IRA and Accumulator fixed and variable annuity products. The Registration Statement, which was declared effective on October 17, 1996, contained Rollover IRA and Accumulator prospectuses and
SAIs, each dated October 17, 1996, for offerings of fixed and variable annuity products currently in progress. For purposes of the continued effectiveness of the aforesaid two October 17, 1996, prospectuses and SAIs, this Post-Effective Amendment No. 5 shall not be deemed to amend such prospectuses and SAIs.

                             CROSS REFERENCE SHEET
               SHOWING LOCATION OF INFORMATION IN PROSPECTUSES


      FORM N-4 ITEM                                   PROSPECTUS CAPTION
      -------------                                   ------------------

 1.   Cover Page                                      Cover Page

 2.   Definitions                                     General Terms

 3.   Synopsis                                        (See Profile of
                                                      Prospectus)

 4.   Condensed Financial                             Not Applicable.
      Information

 5.   General Description of                          Part 1: Equitable Life,
      Registrant, Depositor and                       The Separate Account
      Portfolio Companies                             and The Investment
                                                      Funds

 6.   Deductions and Expenses                         Part 4:  Provisions of
                                                      the Certificates and
                                                      Services We Provide -
                                                      Distribution of the
                                                      Certificates, Part 5:
                                                      Deductions and Charges

 7.   General Description of                          Part 4:  Provisions of
      Variable Annuity Contracts                      the Certificates and
                                                      Services We Provide

 8.   Annuity Period                                  Part 4:  Provisions of
                                                      the Certificates and
                                                      Services We Provide

 9.   Death Benefit                                   Part 4:  Provisions of
                                                      the Certificates and
                                                      Services We Provide -
                                                      Death Benefit

10.   Purchases and Contract Value                    Part 2:  Investment
                                                      Performance, Part 4:
                                                      Provisions of the
                                                      Certificates and
                                                      Services We Provide

                             CROSS REFERENCE SHEET
               SHOWING LOCATION OF INFORMATION IN PROSPECTUSES


      FORM N-4 ITEM                                   PROSPECTUS CAPTION
      -------------                                   ------------------


11.   Redemptions                                     Part 4:  Provisions of
                                                      the Certificates and
                                                      Services We Provide -
                                                      Surrendering the
                                                      Certificates to
                                                      Receive the Cash
                                                      Value,- Income Annuity
                                                      Options, Part 5:
                                                      Deductions and Charges

12.   Taxes                                           Part 7:  Tax Aspects
                                                      of the Certificates


13.   Legal Proceedings                               Not Applicable

14.   Table of Contents of the                        Statement of
      Statement of Additional                         Additional
      Information                                     Information Table of
                                                      Contents

                             CROSS REFERENCE SHEET
                        SHOWING LOCATION OF INFORMATION
                    IN STATEMENTS OF ADDITIONAL INFORMATION


                                                      STATEMENT OF ADDITIONAL
      FORM N-4 ITEM                                   INFORMATION CAPTION

15.   Cover Page                                      Cover Page

16.   Table of Contents                               Table of Contents


17.   General Information                             Prospectus - Part 1:
      and History                                     Equitable Life, The
                                                      Separate Account and
                                                      The Investment Funds


18.   Services                                        Not Applicable


19.   Purchases of Securities                         Prospectus - Part
      Being Offered                                   4:  Provisions of the
                                                      Certificates and
                                                      Services We Provide -
                                                      Distribution of the
                                                      Certificates

20.   Underwriters                                    Prospectus - Part 4:
                                                      Provisions of the
                                                      Certificates and
                                                      Services We Provide -
                                                      Distribution of the
                                                      Certificates


21.   Calculation of Performance                      Accumulation
      Data                                            Unit Values, Annuity
                                                      Unit Values, Money
                                                      Market Fund Yield
                                                      Information,
                                                      Intermediate
                                                      Government Securities
                                                      Fund Yield Information

22.   Annuity Payments                                Annuity Unit Values

23.   Financial Statements                            Financial Statements

                                                                   May 1, 1997

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                  PROFILE OF THE INCOME MANAGER (SERVICE MARK)
                      ROLLOVER IRA AND CHOICE INCOME PLAN
         COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES


This Profile is a summary of some of the more important points that you should know and consider before purchasing a Certificate. The Certificate is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.


1. THE ANNUITY CERTIFICATE. The Rollover IRA Certificate is a qualified deferred annuity issued by Equitable Life. It is designed to provide for retirement income through the investment, during an accumulation phase, of rollover contributions, direct transfers from other individual retirement arrangements and additional individual retirement annuity, or IRA, contributions. You may invest in Investment Funds where your Certificate's value may vary up or down depending upon investment performance. You may also invest in Guarantee Periods, or "GIRO's" that when held to maturity provide guaranteed interest rates that we have set and a guarantee of principal. If you make any transfers or withdrawals, the GIRO's investment value may increase or decrease until maturity due to interest rate changes. Earnings accumulate under your Certificate on a tax-deferred basis until amounts are distributed. All amounts distributed are subject to income tax.

The Investment Funds offer a potential for better returns than those guaranteed under GIRO's, but the Investment Funds involve risk and you can lose money. You may make transfers among the Investment Funds and GIRO's, but certain age restrictions apply to transfers to, from or among GIRO's.

The Certificate provides a number of distribution methods during the accumulation phase and for converting to annuity income. You can elect at issue of the Certificate for an additional charge, a guaranteed minimum income benefit, or "GMIB," which guarantees a minimum amount of future lifetime income regardless of investment performance when converting to the IRA ASSURED PAYMENT OPTION at specified times. The IRA Assured Payment Option may also be elected if you desire to start receiving lifetime income immediately. When you elect the IRA Assured Payment Option, your Certificate's value will be reduced for guarantee lifetime income.

You may also elect IRA APO PLUS whereby a portion of your money is invested under the IRA Assured Payment Option, and the remaining amount is allocated to the Investment Funds. Every three years during the fixed period of the IRA Assured Payment Option, a portion of your money in the Investment Funds is applied to increase the guaranteed payments under the IRA Assured Payment Option.

2. ANNUITY PAYMENTS. You can have your Certificate's value applied to any of the following five INCOME ANNUITY OPTIONS: (1) Life Annuity - payments for your life, (2) Life Annuity - Period Certain - payments for your life, but with payments continuing to the beneficiary for the balance of the 5, 10, 15 or 20 years (as you select) if you die before the end of the selected period;
(3) Life Annuity - Refund Certain - payments for your life, with payments continuing to the beneficiary after your death until any remaining amount applied to this option runs out; and (4) Period Certain Annuity - payments for a specified period of time, usually 5, 10, 15 or 20 years, with no life contingencies. Options (2) and (3) are also available as a Joint and Survivor Annuity - payments for your life, and after your death, continuation of payments to the survivor for life. Income Annuity Options (other than the Refund Certain only available on a fixed basis) are available as a fixed annuity, or as a variable annuity, where the dollar amount of your payments will depend upon the investment performance of the Investment Funds. Once you begin receiving income annuity payments, you cannot change your annuity option.

3. PURCHASE. You can purchase a Certificate by rolling over or transferring at least $5,000 or more from one or more individual retirement arrangements. You may add additional amounts of $1,000 or more at any time (subject to certain restrictions). Additional amounts are limited to $2,000 per year, but additional rollover or transfer amounts are unlimited. Subject to certain age restrictions, there are two ways to purchase a Certificate, as a Combined guaranteed minimum death benefit, or "GMDB" and GMIB Benefit, or "Plan A," or as a GMDB Only Benefit, or "Plan B." Both benefits are discussed below.

4. INVESTMENT OPTIONS. You may invest in any or all of the following Investment Funds, which invest in shares of corresponding portfolios of The Hudson River Trust (HR Trust) and EQ Advisors Trust, (EQ Trust). The portfolios are described in the prospectuses for HR Trust and EQ Trust.

    HR TRUST INVESTMENT FUNDS                                  EQ TRUST INVESTMENT FUNDS
----------------------------------     ------------------------------------------------------------------------
ASSET ALLOCATION SERIES:
(Alliance) Conservative Investors       T. Rowe Price International Stock            Merrill Lynch Basic Value

(Alliance) Growth Investors             T. Rowe Price Equity Income

EQUITY SERIES:
(Alliance) Growth & Income              EQ/Putnam Growth & Income Value

(Alliance) Common Stock                 EQ/Putnam International Equity

(Alliance) Global                       EQ/Putnam Investors Growth

(Alliance) International                EQ/ Putnam Balanced

(Alliance) Aggressive Stock             MFS Research

(Alliance) Small Cap Growth             MFS Emerging Growth Companies

(Alliance) Equity Index                 Morgan Stanley Emerging Markets Equity

FIXED INCOME SERIES:
(Alliance) Money Market                 Warburg Pincus Small Company Value

(Alliance) Intermediate Gov't           Merrill Lynch Global Allocation
Securities

You may also invest in one or more GIRO's currently maturing in years 1998 through 2007.

5. EXPENSES. The Certificate has expenses as follows: For Plan A--there is an annual charge as a percentage of the GMDB. The percentage is equal to 0.45% for the 6% to Age 80 Benefit; and 0.30% for the 6% to Age 70 Benefit. For Plan B-- the percentage is equal to 0.20% (for ages 20 through 75) and 0.45% (for ages 76 through 78). As a percentage of assets in the Investment Funds, a daily charge is deducted for mortality and expense risks at an annual rate of 0.90%; a daily charge is deducted for administration expenses at an annual rate of 0.25%.

The charges for the portfolios of HR Trust range from 0.67% to 0.86% of the average daily assets of HR Trust portfolios, depending upon HR Trust portfolios selected (based on 1996 other expenses). The charges for the portfolios of EQ Trust range from 0.85% to 1.75% of the average daily assets of EQ Trust portfolio. These amounts are based on estimates and, for EQ Trust, a current expense cap. The Rule 12b-1 Plan fees for the portfolios of HR Trust and EQ Trust are 0.25% of the average daily assets of HR Trust and EQ Trust, respectively. Charges for state premium and other applicable taxes may also apply at the time you elect to start receiving income annuity payments.

A withdrawal charge is imposed as a percentage of each contribution withdrawn in excess of a free corridor amount, or if the Certificate is surrendered. The free corridor amount for withdrawals is 15% of the Certificate's value at the beginning of the year, except that under the IRA Assured Payment Option and IRA APO Plus it is 10%. The withdrawal charge does not apply under certain of the distribution methods available under the Certificate. When applicable, the withdrawal charge is determined in accordance with the table below, based on the year a contribution is withdrawn. The year in which we receive your contribution is "Year 1."

                         Year of Contribution Withdrawal

                   1       2       3       4       5       6       7       8+
                  ------------------------------------------------------------
Percentage of
Contribution      7.0%    6.0%    5.0%    4.0%    3.0%    2.0%    1.0%    0.0%

The following chart is designed to help you understand the charges in the Certificate. The "Total Annual Charges" column shows the combined total of the Certificate charges and the portfolio charges, as shown in the first two columns. The last two columns show you two examples of the charges, in dollars, that you would pay under a Certificate. The examples assume that you invested $1,000 in a Certificate which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Charges are assessed as well as the withdrawal charge. For year 10, the example shows the aggregate of all the annual charges assessed for the 10 years, but there is no withdrawal charge. No charges for state premium and other applicable taxes are assumed in the examples.

                                                                                                              EXAMPLES
                                  TOTAL ANNUAL              TOTAL ANNUAL            TOTAL                     Total Annual
                                  CERTIFICATE               PORTFOLIO               ANNUAL                    Expenses at End of:
INVESTMENT FUND                   CHARGES                   CHARGES                 CHARGES                   (1)          (2)
                                                                                                              1 Year    10 Years
ASSET ALLOCATION SERIES:
(Alliance) Conservative
Investors
(Alliance) Growth Investors
EQUITY SERIES:
(Alliance) Growth & Income
(Alliance) Common Stock
(Alliance) Global
(Alliance) International                                   [TO  BE  INSERTED       BY  AMENDMENT]
(Alliance) Aggressive Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
FIXED INCOME SERIES:
(Alliance) Money Market
(Alliance) Intermediate Gov't
Securities

EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth
Companies
Morgan Stanley Emerging
Markets Equity
Warburg Pincus Small
Company Value
Merrill Lynch Global
Allocation
Merrill Lynch Basic Value

For Investment Funds investing in portfolios with less than 10 years of operations, charges have been estimated. The charges reflect any expense reimbursement or waiver. Portfolio charges to Investment Funds investing in EQ Trust portfolios reflect the expenses of publicly available mutual funds that are managed by the respective EQ fund advisers. These public funds are substantially similar to the EQ Trust portfolios whose shares are purchased by Investment funds of the Separate Account. For more detailed information, see the Fee Table in the prospectus.

6. TAXES. Your earnings are not taxed until distributions are made from your Certificate. If you are younger than age 59 1/2 when you receive any distributions, you may be charged a 10% Federal tax penalty on the amount received.

7. ACCESS TO YOUR MONEY. During the accumulation phase, you also may receive distributions under a Certificate through the following WITHDRAWAL OPTIONS:
(1) Lump Sum Withdrawals of at least $1,000 may be taken at any time. Lump Sum Withdrawals are also available under the Choice Income Plan. (2) Substantially Equal Payment Withdrawals (if you are less than age 59 1/2), paid monthly, quarterly or annually based on life expectancy; (3) Systematic Withdrawals (if you are age 59 1/2 to 70), paid monthly, quarterly or annually, subject to certain restrictions, including a maximum percentage of your Certificate's value; and (4) Minimum Distribution Withdrawals (after you are age 70 1/2), which pays the minimum amount necessary to meet minimum distribution requirements in the Internal Revenue Cole. You also have access to your Certificate's value by surrendering the Certificate. All or a portion of certain withdrawals may be subject to a withdrawal charge to the extent that the withdrawal exceeds the free corridor amount. A free corridor amount does not apply to a surrender. Withdrawals and surrenders are subject to income tax and may be subject to a tax penalty.

8. PERFORMANCE. During the accumulation phase, your Certificate's value in the Investment Funds may vary up or down depending upon the investment performance of the Investment Funds you have selected. The following chart shows total returns for each Investment Fund for the time periods shown. The results indicated reflect all of the charges (including the combined GMDB/GMIB charge for the optional GMIB benefit), except for the withdrawal charge. If included, the withdrawal charge would reduce the performance numbers shown below. Past performance is not a guarantee of future results.

For periods prior to October 1996, the performance data for Investment Funds investing in HR Trust portfolios does not reflect Rule 12b-1 fees. Performance data for Investment Funds investing in EQ Trust portfolios are presented on a hypothetical basis that reflect the actual investment experience of substantially similar publicly available mutual funds managed by the respective EQ Trust portfolio advisers.

                                 CALENDAR YEAR

INVESTMENT FUND                     1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
----------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION SERIES:
(Alliance) Conservative Investors
(Alliance) Growth Investors
EQUITY SERIES:
(Alliance) Growth & Income
(Alliance) Common Stock
(Alliance) Global
(Alliance) International
(Alliance) Aggressive Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
FIXED INCOME SERIES:
(Alliance) Money Market
(Alliance) Intermediate Gov't
Securities

T. Rowe Price International Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets Equity
Warburg Pincus Small Company Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value

9. DEATH BENEFIT. If you die before amounts are applied under an income annuity option, the named beneficiary will be paid a death benefit. The death benefit is equal to (1) your Certificate's value in the Investment Funds, or if greater, the GMDB, and (2) the amount of the death benefit provided with respect to GIRO's.

    GMDB -- If you are between the ages of 20 to 75, the GMDB will be a "6% to Age 80 Benefit." For ages 76 to 78 the GMDB benefit will grow to age 85 instead of 80. In New York the GMDB is an "Annual Ratchet to Age 80" for ages 20 to 78.

    6% to Age 80 Benefit (Not available in New York) -- We add interest to the initial amount at 6% (3% for amounts in the Fixed Income Series) through the Annuitant's age 80.

    If you elect the Plan A and are between the ages of 20 through 65), you may instead elect a 6% to Age 70 Benefit, for a lower charge.

    Annual Ratchet to Age 80 -- This is the amount reset each year through the Annuitant's age 80 to your Certificate's value, if it is higher than the prior year's GMDB.

10. OTHER INFORMATION.

GMIB. GMIB is an optional benefit that provides a minimum amount of guaranteed lifetime income for your future. When you are ready to convert (during specified periods of time) your Certificate's value to the IRA Assured Payment Option the minimum amount of lifetime income that will be provided will be the greater of (i) your GMIB or (ii) your Certificate's current value in the Investment Funds, applied at current annuity purchase factors.

FREE LOOK. You can examine the Certificate for a period of 10 days after you receive it, and return it to us for a refund. The free look period is longer in some states.

Your refund will equal your Certificate's value, reflecting any investment gain or loss, in the Investment Funds, and any increase or decrease in the value of any amounts held in the GIRO's, through the date we receive your Certificate. Some states or Federal income tax regulations may require that we calculate the refund differently.

PRINCIPAL ASSURANCE. This option is designed to assure the return of your original amount invested on a GIRO maturity date, by putting a portion of your money in a particular GIRO, and the balance in the Investment Funds in any way you choose. Assuming that you make no transfers or withdrawals of the portion in the GIRO, such amount will grow to your original investment upon maturity.

REBALANCING. You can have your money automatically readjusted among the Investment Funds and GIRO's periodically in order to retain the proportional investments you select.

DOLLAR COST AVERAGING. You can elect at issue of your Certificate to allocate your contribution to the Money Market Fund and have a dollar amount transferred from the Money Market Fund into the other Investment Funds over the first twelve months in which case Certificate charges will not be deducted during that period from amounts in the Money Market Fund. Or, you can elect to have a dollar amount or percentage transferred from the Money Market Fund into the other Investment Funds on a periodic basis over a longer period of time, and all applicable charges deducted from the value in the Money Market Fund will apply. Dollar cost averaging does not assure a profit or protect against a loss should market prices decline.

REPORTS. We will provide you with an annual statement of your Certificate's values as of the last day of each year, and three additional reports of your Certificate's values each year. You also will be provided with written confirmations of each financial transaction, and copies of annual and semi-annual statements of HR Trust and EQ Trust.

You may call toll-free at 1-800-789-7771 for a recording of daily Investment Fund values and guaranteed rates applicable to GIRO's.

11. INQUIRIES. If you need more information, please contact your registered representative. You may also contact us, at:

The Equitable Life Assurance Society of the United States
Income Management Group
P.O. Box 1547
Secaucus, NJ  07096-1547
Telephone 1-800-789-7771 and Fax 1-201-583-2224

                         INCOME MANAGER (SERVICE MARK)
                          PROSPECTUS FOR ROLLOVER IRA
                             AND CHOICE INCOME PLAN

                               DATED MAY 1, 1997


         COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES
                                  Issued By:
          The Equitable Life Assurance Society of the United States


This prospectus describes individual retirement annuity (IRA) certificates The Equitable Life Assurance Society of the United States (EQUITABLE LIFE, WE, OUR and US) offers under a combination variable and fixed deferred annuity contract (ROLLOVER IRA) issued on a group basis or as individual contracts. Enrollment under a group contract will be evidenced by issuance of a certificate. Certificates and individual contracts each will be referred to as "Certificates." Under the Rollover IRA we will accept only initial contributions that are rollover contributions or that are direct transfers from other individual retirement arrangements, as described in this prospectus. A minimum initial contribution of $5,000 is required to put a Certificate into effect.


The Rollover IRA is designed to provide retirement income. Contributions accumulate on a tax-deferred basis and can be distributed under a number of different methods which are designed to be responsive to the owner's (CERTIFICATE OWNER, YOU and YOUR) objectives. The distribution methods include the Choice Income Plan featuring the IRA ASSURED PAYMENT OPTION, IRA Assured Payment Option Plus (IRA APO PLUS), and a variety of payout options, including variable annuities and fixed annuities. The IRA Assured Payment Option and IRA APO Plus are also available for election in the application if you are interested in receiving distributions rather than accumulating funds.


The Rollover IRA offers investment options (INVESTMENT OPTIONS) that permit you to create your own strategies. These Investment Options include 23 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT.

We invest each Investment Fund in Class IB shares of a corresponding portfolio (PORTFOLIO) of The Hudson River Trust (HR TRUST) or EQ Advisors Trust (EQ TRUST), mutual funds whose shares are purchased by separate accounts of insurance companies. The prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus, describe the investment objectives, policies and risks of the Portfolios.

The Investment Funds investing in corresponding Portfolios of HR Trust are: the Asset Allocation Series--(Alliance) Conservative Investors and (Alliance) Growth Investors Funds; the Equity Series--(Alliance) Growth & Income, (Alliance) Common Stock, (Alliance) Global, (Alliance) International, (Alliance) Aggressive Stock, (Alliance) Small Cap Growth and (Alliance) Equity Index Funds; and the Fixed Income Series--(Alliance) Money Market and (Alliance) Intermediate Government Securities Funds.

The Investment Funds investing in corresponding Portfolios of EQ Trust are:
T. Rowe Price International Stock, T. Rowe Price Equity Income, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, EQ/Putnam Investors Growth, EQ/Putnam Balanced, MFS Research, MFS Emerging Growth Companies, Morgan Stanley Emerging Markets Equity, Warburg Pincus Small Company Value, Merrill Lynch Global Allocation, and Merrill Lynch Basic Value Funds.

Amounts allocated to a Guarantee Period accumulate on a fixed basis and are credited with interest at a rate we set (GUARANTEED RATE) for the entire period. On each business day (BUSINESS DAY) we will determine the Guaranteed Rates available for amounts newly allocated to Guarantee Periods. A market value adjustment (positive or negative) will be made for withdrawals, transfers, surrender and certain other transactions from a Guarantee Period before its expiration date (EXPIRATION DATE). Each Guarantee Period has its own Guaranteed Rates. The Guarantee Periods currently available have Expiration Dates of February 15, in years 1998 through 2007 under the Rollover IRA and 1998 through 2012 under the Choice Income Plan.

This prospectus provides information about the Rollover IRA that prospective investors should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless accompanied by current prospectuses for HR Trust and EQ Trust, both of which you should also read carefully.

Registration statements relating to Separate Account No. 45 (SEPARATE ACCOUNT) and interests under the Guarantee Periods have been filed with the Securities and Exchange Commission (SEC). The statement of additional information (SAI), dated May 1, 1997, which is part of the registration statement for the Separate Account, is available free of charge upon request by writing to our Processing Office or calling 1-800-789-7771, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CERTIFICATES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.


                                Copyright 1997
          The Equitable Life Assurance Society of the United States,
                           New York, New York 10104.
                             All rights reserved.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


   Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1996 is incorporated herein by reference.


   All documents or reports filed by Equitable Life pursuant to Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934 (EXCHANGE
ACT) after the date hereof and prior to the termination of the offering of the securities offered hereby shall be deemed to be incorporated by reference in this prospectus and to be a part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated herein by reference shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified and superseded, to constitute a part of this prospectus. Equitable Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000727920.


   Equitable Life will provide without charge to each person to whom this prospectus is delivered, upon the written or oral request of such person, a copy of any or all of the foregoing documents incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents). Requests for such documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate
Secretary (telephone: (212)         ).

                         PROSPECTUS TABLE OF CONTENTS


GENERAL TERMS                          PAGE 4
FEE TABLE                              PAGE 6
PART 1: EQUITABLE LIFE, THE SEPARATE
        ACCOUNT AND THE
        INVESTMENT FUNDS               PAGE 10
Equitable Life                           10
HR Trust                                 10
HR Trust's Investment Adviser            11
EQ Trust                                 11
EQ Trust's Manager and Advisers          11
Investment Policies and Objectives of
  HR Trust's Portfolios and EQ Trust's
  Portfolios                             12
PART 2: INVESTMENT PERFORMANCE         PAGE 15
Standardized Performance Data            15
Rate of Return Data for Investment
  Funds                                  18
Communicating Performance Data           24
Money Market Fund and Intermediate
  Government Securities Fund Yield
  Information                            24
PART 3: THE GUARANTEED PERIOD
        ACCOUNT                        PAGE 25
Guarantee Periods                        25
Market Value Adjustment For Transfers,
  Withdrawals or Surrender Prior to the
  Expiration Date                        26
Modal Payment Portion                    27
Investments                              27
PART 4: PROVISIONS OF THE
        CERTIFICATES AND SERVICES
        WE PROVIDE                     PAGE 29
What is the Rollover IRA?                29
Availability of the Certificates         29
Contributions Under the Certificates     29
Methods of Payment                       29
Allocation of Contributions              30
Free Look Period                         31
Annuity Account Value                    31
Transfers Among Investment Options       31
Dollar Cost Averaging                    32
Death Benefit                            32
GMIB                                     33
Cash Value                               35
Surrendering the Certificates to
  Receive the Cash Value                 35
When Payments are Made                   35
Assignment                               36
Services We Provide                      36
Distribution of the Certificates         36
PART 5: DISTRIBUTION METHODS UNDER THE
        CERTIFICATES                   PAGE 37
IRA Assured Payment Option               37
IRA APO Plus                             40
Withdrawal Options                       42
Income Annuity Options                   44
PART 6: DEDUCTIONS AND CHARGES         PAGE 46
Charges Deducted from the Annuity
  Account Value                          46
Charges Deducted from the Investment
  Funds                                  47
HR Trust Charges to Portfolios           47
EQ Trust Charges to Portfolios           47
Sponsored Arrangements                   48
Other Distribution Arrangements          48
PART 7: VOTING RIGHTS                  PAGE 49
HR Trust and EQ Trust Voting Rights      49
Voting Rights of Others                  49
Separate Account Voting Rights           49
Changes in Applicable Law                49
parT 8: TAX ASPECTS OF THE
        CERTIFICATES                   PAGE 50
Tax-Qualified Individual Retirement
  Annuities (IRAS)                       50
Penalty Tax on Early Distributions       55
Tax Penalty for Insufficient
  Distributions                          55
Tax Penalty for Excess Distributions or
  Accumulation                           55
Federal and State Income Tax
  Withholding                            56
Other Withholding                        56
Impact of Taxes to Equitable Life        56
Transfers Among Investment Options       56
Tax Changes                              56
PART 9: INDEPENDENT ACCOUNTANTS        PAGE 57
APPENDIX I: MARKET VALUE
  ADJUSTMENT EXAMPLE                   PAGE 58
APPENDIX II: GUARANTEED MINIMUM
  DEATH BENEFIT (GMDB) EXAMPLE         PAGE 59
APPENDIX III: EXAMPLE OF PAYMENTS
  UNDER THE IRA ASSURED PAYMENT
  OPTION AND IRA APO PLUS              PAGE 60
APPENDIX IV: IRS TAX DEDUCTION TABLE   PAGE 61
STATEMENT OF ADDITIONAL
  INFORMATION TABLE OF CONTENTS        PAGE 62

                                 GENERAL TERMS

ACCUMULATION UNIT--Contributions that are invested in an Investment Fund purchase Accumulation Units in that Investment Fund.

ACCUMULATION UNIT VALUE--The dollar value of each Accumulation Unit in an Investment Fund on a given date.


ANNUITANT--The individual who is the measuring life for determining death benefits before the Annuity Commencement Date, and annuity benefits.

ANNUITY ACCOUNT VALUE--The sum of the amounts in the Investment Options under the Certificate. See "Annuity Account Value" in Part 4.


ANNUITY COMMENCEMENT DATE--The date on which amounts will be applied under an income annuity option.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange is open for trading. For the purpose of determining the Transaction Date, our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.

CASH VALUE--The Annuity Account Value minus any applicable charges.

CERTIFICATE--The Certificate issued under the terms of a group annuity contract and any individual contract, including any endorsements.

CERTIFICATE OWNER--The person who owns a Rollover IRA Certificate and has the right to exercise all rights under the Certificate. The Certificate Owner must also be the Annuitant.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACT DATE--The date on which you are enrolled under the group annuity contract, or the effective date of the individual contract. This is usually the Business Day we receive the initial contribution at our Processing Office.

CONTRACT YEAR--The 12-month period beginning on your Contract Date and each anniversary of that date.


EQ TRUST--EQ Advisors Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. EQ Financial Consultants, Inc. (EQ Financial) is the manager to EQ Trust and has appointed advisers for each of the Portfolios.

EXPIRATION DATE--The date on which a Guarantee Period ends.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)--The minimum amount payable with respect to the Investment Funds, upon the death of the Annuitant.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) --A minimum amount of future guaranteed lifetime income provided with respect to the Investment Funds.

GUARANTEE PERIOD--Any of the periods of time ending on an Expiration Date that are available for investment under the Certificates. Guarantee Periods may also be referred to as Guaranteed Interest Rate Options ("GIROs").


GUARANTEED PERIOD ACCOUNT--The Account that contains the Guarantee Periods and the Modal Payment Portion of such Account.

GUARANTEED RATE--The annual interest rate established for each allocation to a Guarantee Period.


HR TRUST--The Hudson River Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. Alliance Capital Management L.P. (Alliance) is the adviser to HR Trust.


INVESTMENT FUNDS--The funds of the Separate Account that are available under the Certificates.

INVESTMENT OPTIONS--The choices for investment: the Investment Funds and each available Guarantee Period.

IRA--An individual retirement annuity, as defined in Section 408(b) of the Code.

IRA ASSURED PAYMENT OPTION--A distribution option which provides guaranteed lifetime income. The IRA Assured Payment Option may be elected in the application or elected as a distribution option at a later date. Under this option amounts are allocated to the Guaranteed Period Account and the Life Contingent Annuity. No amounts may be allocated to the Investment Funds.

IRA APO PLUS--A distribution option which provides guaranteed lifetime income. IRA APO Plus may be elected in the application or as a distribution option at a later date. Under this option amounts are allocated to the Guaranteed Period Account, the Life Contingent Annuity and to the Investment Funds. The amount in the Investment Funds is then systematically converted to increase the guaranteed lifetime income.

LIFE CONTINGENT ANNUITY--Provides guaranteed lifetime income beginning at a future date. Amounts may only be applied under the Life Contingent Annuity through election of the IRA Assured Payment Option and IRA APO Plus.

MATURITY VALUE--The amount in a Guarantee Period on its Expiration Date.

MODAL PAYMENT PORTION--Under the IRA Assured Payment Option and IRA APO Plus, the portion of the Guaranteed Period Account from which payments, other than payments due on an Expiration Date, are made.


PORTFOLIOS--The portfolios of HR Trust and EQ Trust that correspond to the Investment Funds of the Separate Account.


PROCESSING DATE--The day when we deduct certain charges from the Annuity Account Value. If the Processing Date is not a Business Day, it will be on the next succeeding Business Day. The Processing Date will be once each year on each anniversary of the Contract Date.


PROCESSING OFFICE--The address to which all contributions, written requests (e.g., transfers, withdrawals, etc.) or other written communications must be sent. See "Services We Provide" in Part 4.


SAI--The statement of additional information for the Separate Account under the Rollover IRA.

SEPARATE ACCOUNT--Equitable Life's Separate Account No. 45.


TRANSACTION DATE--The Business Day we receive a contribution or a transaction request providing all the information we need at our Processing Office. If your contribution or request reaches our Processing Office on a non-Business Day, or after the close of the Business Day, the Transaction Date will be the next following Business Day. Transaction requests must be made in a form acceptable to us.


VALUATION PERIOD--Each Business Day together with any preceding non-business days.

                                   FEE TABLE


The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 6: Deductions and Charges." For a complete description of each trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 3, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charge shown in the Table which will be deducted from amounts allocated to the Guarantee Periods is the withdrawal charge. See "Part 6: Deductions and Charges." A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 3: The Guaranteed Period Account."

OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY ACCOUNT VALUE)
----------------------------------------------------------------

WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS (percentage deducted upon surrender or for certain withdrawals. The applicable withdrawal charge percentage is determined by the Contract Year in which the withdrawal is made or the Certificate is surrendered beginning with "Contract Year 1" with respect to each contribution withdrawn or surrendered. For contribution, the Contract Year in which we receive that contribution is "Contract
  Year 1")(1)

 CONTRACT
  YEAR
 --------
  1 ...    7.00%
  2 ...    6.00
  3 ...    5.00
  4 ...    4.00
  5 ...    3.00
  6 ...    2.00
  7 ...    1.00
  8+ ..    0.00




GUARANTEED BENEFIT EXPENSE (DEDUCTED FROM ANNUITY ACCOUNT VALUE AS A
PERCENTAGE OF GMDB THEN IN EFFECT)(2)
--------------------------------------------------------------------

COMBINED GMDB/GMIB (PLAN A) -- AGES 20 THROUGH 75 .................................   0.45%
GMDB ONLY (PLAN B) -- AGES 20 THROUGH 75 ..........................................   0.20%
GMDB ONLY (PLAN B) -- AGES 76 THROUGH 78 ..........................................   0.45%
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS IN EACH INVESTMENT
 FUND)
MORTALITY AND EXPENSE RISKS .......................................................   0.90%
ADMINISTRATION(3) .................................................................   0.25%
                                                                                    -------
 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES ...........................................   1.15%
                                                                                    =======


------------

   See footnotes on next page.

HR TRUST AND EQ TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS IN EACH PORTFOLIO)



                                                                             INVESTMENT PORTFOLIOS
                                                ---------------------------------------------------------------------------------
                                                    (ALLIANCE)       (ALLIANCE)       (ALLIANCE)        (ALLIANCE)
                                                   CONSERVATIVE        GROWTH          GROWTH &           COMMON      (ALLIANCE)
                                                    INVESTORS        INVESTORS          INCOME            STOCK         GLOBAL
HR TRUST                                        ----------------   --------------  ---------------     ------------  --------------
Investment Advisory Fee                                X.XX%            0.52%            X.XX%             0.36%          0.53%

Rule 12b-1 Plan Fee(4)                                 0.25%            0.25%            0.25%             0.25%          0.25%

Other expenses                                         X.XX%            0.07%            X.XX%             0.02%          0.08%
                                                ----------------  ---------------  --------------    --------------   ----------
 TOTAL HR TRUST ANNUAL EXPENSES(5)                     X.XX%            0.84%            X.XX%             0.63%          0.86%
                                             ================  ==============  =================  ==============   =============

                                                                                                                       (ALLIANCE)
                                                    (ALLIANCE)       (ALLIANCE)        (ALLIANCE)                     INTERMEDIATE
                                 (ALLIANCE)         AGGRESSIVE         SMALL            EQUITY            MONEY          GOVT.
HR TRUST                        INTERNATIONAL         STOCK          CAP GROWTH          INDEX            MARKET       SECURITIES
                               ---------------  ----------------  --------------  -----------------  --------------  --------------
Investment Advisory Fee             X.XX%              0.46%            X.XX%            X.XX%             0.40%            X.XX%

Rule 12-B Plan Fee(4)               0.25%              0.25%            0.25%            0.25%             0.25%            0.25%

Other Expenses                      X.XX%              0.02%            X.XX%            X.XX%             0.02%            X.XX%
                          ---------------  ----------------  --------------  -----------------  --------------  --------------
 TOTAL HR TRUST ANNUAL
  EXPENSES(5)                       X.XX%              0.73%            X.XX%            X.XX%             0.67%            X.XX%
                             =================  ================  ==============  =================  ==============  ==============
                                   T. ROWE
                                    PRICE            T. ROWE         EQ/PUTNAM         EQ/PUTNAM        EQ/PUTNAM
                                INTERNATIONAL      PRICE EQUITY       GROWTH &       INTERNATIONAL      INVESTORS       EQ/PUTNAM
 EQ TRUST                            STOCK            INCOME        INCOME VALUE        EQUITY           GROWTH         BALANCED
                             -----------------  ----------------  --------------  -----------------  --------------  --------------
Investment Advisory Fee             0.75%              0.55%            0.55%            0.70%             0.55%            0.55%

Rule 12b-1 Plan Fee(4)              0.25%              0.25%            0.25%            0.25%             0.25%            0.25%

Other Expenses                      0.25%              0.05%            0.05%            0.25%             0.05%            0.10%

                             -----------------  ----------------  --------------  -----------------  --------------  --------------
 TOTAL EQ TRUST ANNUAL
 EXPENSES(6)                        1.25%              0.85%            0.85%            1.20%             0.85%            0.90%

                             =================  ================  ==============  =================  ==============  ==============
                                                       MFS             MORGAN           WARBURG
                                                     EMERGING         STANLEY        PINCUS SMALL     MERRILL LYNCH     MERRILL
                                     MFS              GROWTH          MARKETS           COMPANY           GLOBAL        LYNCH
EQ TRUST                          RESEARCH          COMPANIES          EQUITY            VALUE          ALLOCATION    BASIC VALUE
                             -----------------  ----------------  --------------  -----------------  --------------  --------------
Investment Advisory Fee             0.55%              0.55%            1.15%            0.65%             0.70%            0.55%

RUle 12b-1 Plan Fee(4)              0.25%              0.25%            0.25%            0.25%             0.25%            0.25%

Other Expenses                      0.05%              0.05%            0.35%            0.10%             0.25%            0.05%

                             -----------------  ----------------  --------------  -----------------  --------------  --------------
TOTAL EQ TRUST ANNUAL
 EXPENSES(6)                        0.85%              0.85%            1.75%            1.00%             1.20%            0.85%

                             =================  ================  ==============  =================  ==============  ==============

[FN]

------------
Notes:

(1) Deducted upon a withdrawal with respect to amounts in excess of the 15% (10% under the IRA Assured Payment Option and IRA APO Plus) free corridor amount, and upon a surrender. See "Part 6: Deductions and Charges," "Withdrawal Charge." We reserve the right to impose an administration charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. See "Withdrawal Processing Charge" also in Part 6.

(2) This charge is deducted annually on each Processing Date. See "Combined GMDB/GMIB Benefit Charge (Plan A)" and "GMDB Only Benefit Charge (Plan
      B)" in Part 6.

(3) We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.

(4) The Class IB shares of HR Trust and EQ Trust are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plan") adopted by HR Trust and EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Rule 12b-1 Plans provide that HR Trust and EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fee may be increased only by action of the respective Board of Trustees of HR Trust and EQ Trust up to a maximum of 0.50% per annum.

(5) The amounts shown for the Portfolios of HR Trust which began issuing Class IB shares on October 2, 1996, are annualized. The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in
      Part 6.

(6) "Other Expenses" shown are based on estimated amounts (after expense reimbursement or waiver) for the current fiscal year, as EQ Trust
      commenced operations on     . The investment advisory fee for each
      Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of EQ Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "EQ Trust Charges to Portfolios" in Part 6.

EXAMPLES
--------

The examples below show the expenses that a hypothetical Certificate Owner would pay under the Combined GMDB/GMIB Benefit (Plan A) and under the GMDB Only Benefit (Plan B) in the two situations noted below assuming a $1,000 contribution invested in one of the Investment Funds listed, and a 5% annual return on assets.(1)


These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

                 COMBINED GMDB/GMIB BENEFIT (PLAN A) ELECTION
-----------------------------------------------------------------------------


                                                        IF YOU DO NOT SURRENDER
                                                        YOUR CERTIFICATE IF YOU
SURRENDER YOUR CERTIFICATE AT THE END OF EACH           AT THE END OF EACH
PERIOD SHOWN, THE EXPENSES WOULD BE:                    PERIOD SHOWN, THE
                                                        EXPENSES WOULD BE:

                                   1 YEAR      3 YEARS     1 YEAR      3 YEARS
                                 ---------  -----------  ----------  -----------
ASSET ALLOCATION SERIES:
 (Alliance) Conservative
  Investors
 (Alliance) Growth Investors
EQUITY SERIES:
  (Alliance) Growth & Income
  (Alliance) Common Stock           [to be inserted         [to be inserted
  (Alliance) Global                 by amendment]           by amendment]
  (Alliance) International
  (Alliance) Aggressive Stock
  (Alliance) Small Cap Growth
  (Alliance) Equity Index
FIXED INCOME SERIES:
  (Alliance) Money Market
  (Alliance) Intermediate Govt.
    Securities
T. Rowe Price
  Int'l Stock
T. Rowe Price
  Equity Income
EQ/Putnam Growth
  & Income Value
EQ/Putnam Int'l
  Equity
EQ/Putnam
  Investors Growth
EQ/Putnam
  Balanced
MFS Research
MFS Emerging
  Growth Companies
Morgan Stanley
  Emerging Markets
  Equity
Warburg Pincus
  Small Company
  Value
Merrill Lynch
  Global Allocation
Merrill Lynch
  Basic Value

                     GMDB ONLY BENEFIT (PLAN B) ELECTION
-----------------------------------------------------------------------------


                                                        IF YOU DO NOT SURRENDER
                                                        YOUR CERTIFICATE AT
IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF EACH    THE END OF EACH
PERIOD SHOWN, THE EXPENSES WOULD BE:                    PERIOD SHOWN, THE
                                                        EXPENSES WOULD BE:

                                   1 YEAR      3 YEARS      1 YEAR      3 YEARS
                                 ---------  -----------  ----------  -----------
ASSET ALLOCATION SERIES:
 (Alliance) Conservative
  Investors
 (Alliance) Growth Investors
EQUITY SERIES:
  (Alliance) Growth & Income
  (Alliance) Common Stock            [to be inserted         [to be inserted
  (Alliance) Global                   by amendment]           by amendment]
  (Alliance) International
(Alliance) Aggressive Stock
  (Alliance) Small Cap Growth
  (Alliance) Equity Index
FIXED INCOME SERIES:
  (Alliance) Money Market
  (Alliance) Intermediate Govt.
    Securities
T. Rowe Price
  Int'l Stock
T. Rowe Price
  Equity Income
EQ/Putnam Growth
  & Income Value
EQ/Putnam Int'l
  Equity
EQ/Putnam
  Investors Growth
EQ/Putnam
  Balanced
MFS Research
MFS Emerging
  Growth Companies
Morgan Stanley
  Emerging Markets
  Equity
Warburg Pincus
  Small Company
  Value
Merrill Lynch
  Global Allocation
Merrill Lynch
  Basic Value

------------
Notes:

(1) The amount accumulated could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial payment is less than $20 we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Income Annuity Options" in Part 5. The examples do not reflect charges for applicable taxes such as state or local premium taxes that may also be deducted in certain jurisdictions.

                 PART 1: EQUITABLE LIFE, THE SEPARATE ACCOUNT
                           AND THE INVESTMENT FUNDS


EQUITABLE LIFE


Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Equitable Life has been selling annuities since the turn of the century. Our home office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.

Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (the Holding Company). The largest stockholder of the Holding Company is AXA-UAP. AXA-UAP beneficially owns 63.9% of the outstanding common stock of the Holding Company plus convertible preferred stock. Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $239.8 billion of assets as of December 31, 1996.


SEPARATE ACCOUNT NO. 45


Separate Account No. 45 is organized as a unit investment trust, a type of investment company, and is registered with the SEC under the Investment Company Act of 1940, as amended (1940 Act). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has several Investment Funds, each of which invests in shares of a corresponding Portfolio of HR Trust and EQ Trust. Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and the Certificate Owner's Accumulation Units may be worth more or less than the original cost when redeemed.


Under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income gains or losses. We are the issuer of the Certificates, and the obligations set forth in the Certificates (other than those of Annuitants or Certificate Owners) are our obligations.

In addition to contributions made under the Rollover IRA Certificates, we may allocate to the Separate Account monies received under other contracts, certificates, or agreements. Owners of all such contracts, certificates or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Rollover IRA Certificates or to other contracts, certificates or agreements, or we may transfer the excess to our General Account.

We reserve the right, subject to compliance with applicable law; (1) to add Investment Funds (or sub-funds of Investment Funds) to, or to remove Investment Funds (or sub-funds) from, the Separate Account, or to add other separate accounts; (2) to combine any two or more Investment Funds or sub-funds thereof; (3) to transfer the assets we determine to be the share of the class of contracts to which the Certificate belongs from any Investment Fund to another Investment Fund; (4) to operate the Separate Account or any Investment Fund as a management investment company under the 1940 Act, in which case charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account; (5) to deregister the Separate Account under the 1940 Act, provided that such action conforms with the requirements of applicable law; (6) to restrict or eliminate any voting rights as to the Separate Account; and (7) to cause one or more Investment Funds to invest some or all of their assets in one or more other trusts or investment companies. If any changes are made that result in a material change in the underlying investment policy of an Investment Fund, you will be notified as required by law.


HR TRUST

HR Trust is an open-end diversified management investment company, more commonly called a mu-tual fund. As a "series" type of mutual fund, it issues several different series of stock, each of which relates to a different Portfolio of HR Trust. HR Trust commenced operations in January 1976 with a predecessor of its Common Stock Portfolio. HR Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to HR Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of HR Trust, purchase Class IB shares of a corresponding Portfolio of HR Trust. More detailed information about HR Trust, its investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 Plan relating to Class IB shares, and all other aspects of its operations appears in its prospectus which accompanies this prospectus or in its statement of additional information.

HR TRUST'S MANAGER AND ADVISER

HR Trust is managed and advised by Alliance Capital Management L.P. (Alliance), which is registered with the SEC as an investment adviser under the 1940 Act. Alliance, a publicly-traded limited partnership, is indirectly majority-owned by Equitable Life. On December 31, 1996, Alliance was managing approximately $182.8 billion in assets. Alliance acts as an investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance's record as an investment manager is based, in part, on its ability to provide a diversity of investment services to domestic, international and global markets. Alliance prides itself on its ability to attract and retain a quality, professional work force. Alliance employs more than 194 investment professionals, including 83 research analysts. Portfolio managers have an average investment experience of more than 15 years.


Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


EQ TRUST

EQ Trust is an open-end management investment company. As a "series type" of mutual fund, EQ Trust issues different series of stock, each of which relates
to a different Portfolio of EQ Trust. EQ Trust commenced operations on      .
EQ Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to EQ Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of EQ Trust, purchase Class IB shares of a corresponding Portfolio of EQ Trust. More detailed information about EQ Trust, its investment objectives, policies and restrictions, risks, expenses, the Rule 12b-1 Plan relating to the Class IB shares, and all other aspects of its operations appears in its prospectus which accompanies this prospectus and in its statement of additional information.

EQ TRUST'S MANAGER AND ADVISERS

EQ Trust is managed by EQ Financial Consultants, Inc. (EQ Financial) which, subject to supervision and direction of the Trustees of EQ Trust, has overall responsibility for the general management and administration of EQ Trust. EQ Financial is an investment adviser registered under the 1940 Act, and a broker-dealer registered under the Exchange Act. EQ Financial is a Delaware corporation and an indirect, wholly-owned subsidiary of Equitable Life.

EQ Financial has entered into investment advisory agreements with T. Rowe Price Associates, Inc., Putnam Investment Management, Inc., Massachusetts Financial Services Company, Morgan Stanley Asset Management, Inc., Warburg, Pincus Counsellors, Inc., and Merrill Lynch Asset Management, L.P. each of which serves as an adviser to one or more of the Portfolios of EQ Trust.

INVESTMENT POLICIES AND OBJECTIVES OF HR TRUST'S PORTFOLIOS AND EQ TRUST'S PORTFOLIOS

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policy and objective for each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust both of which accompany this prospectus. Please read the prospectuses for each of the trusts carefully before investing.

The policies and objectives of HR Trust's Portfolios may be summarized as follows:



 PORTFOLIO                                          INVESTMENT POLICY                     OBJECTIVE
------------------------------  --------------------------------------------------------  -----------------------------
ASSET ALLOCATION SERIES:
(Alliance) Conservative         Diversified mix of publicly-traded, fixed-income and      High total return without, in
  Investors                     equity securities; asset mix and security selection are   the adviser's opinion, undue
                                primarily based upon factors expected to reduce risk.     risk to principal
                                The Portfolio is generally expected to hold
                                approximately 70% of its assets in fixed income
                                securities and 30% in equity securities.

(Alliance) Growth Investors     Diversified mix of publicly-traded, fixed-income and      High total return consistent
                                equity securities; asset mix and security selection       with the adviser's
                                based upon factors expected to increase possibility of    determination of reasonable
                                high long-term return. The Portfolio is generally         risk
                                expected to hold approximately 70% of its assets in
                                equity securities and 30% in fixed income securities.
EQUITY SERIES:
(Alliance) Growth & Income      Primarily income producing common stocks and securities   High total return through a
                                convertible into common stocks.                           combination of current income
                                                                                          and capital appreciation

(Alliance) Common Stock         Primarily common stock and other equity-type              Long-term growth of capital
                                instruments.                                              and increasing income

(Alliance) Global               Primarily equity securities of non-United States as       Long-term growth of capital
                                well as United States companies.

(Alliance) International        Primarily equity securities selected principally to       Long-term growth of capital
                                permit participation in non-United States companies with
                                prospects for growth.

(Alliance) Aggressive Stock     Primarily common stocks and other equity-type securities  Long-term growth of capital issued by quality small and intermediate sized companies
                                with strong growth prospects and in covered options on
                                securities.

(Alliance) Small Cap Growth     Primarily U.S. common stocks and other equity-type        Long-term growth of capital
                                securities issued by small companies with favorable
                                growth prospects.

                                      12

PORTFOLIO                                           INVESTMENT POLICY                     OBJECTIVE
------------------------------  --------------------------------------------------------  -----------------------------
(Alliance) Equity Index         Selected securities in the Standard & Poor's 500 Index    Total return (before expenses)
                                aggregate, approximate the performance results of the     that approximates the total
                                Index                                                     return performance of the Index
                                                                                          (including reinvestment of
                                                                                          dividends) at risk level
                                                                                          consistent with that of the
                                                                                          Index

FIXED INCOME SERIES:
(Alliance) Money Market         Primarily high quality U.S. dollar denominated money      High level of current income
                                market instruments.                                       while preserving assets and
                                                                                          maintaining liquidity

(Alliance) Intermediate         Primarily debt securities issued or guaranteed by the     High current income
  Government Securities         U.S. government, its agencies and instrumentalities.      consistent with relative
                                Each investment will have a final maturity of not more    stability of principal
                                than 10 years or a duration not exceeding that of a
                                10-year Treasury note.

The policies and objectives of EQ Trust's Portfolios may be summarized as follows:

T. Rowe Price                   Primarily common stocks of established non-United States  Long-term growth of capital
 International Stock            companies.

T. Rowe Price Equity            Primarily dividend paying common stocks of established    Substantial dividend income
 Income                         companies.                                                and also capital appreciation

EQ/Putnam Growth & Income       Primarily common stocks that offer potential for capital  Capital growth and,
 Value                          growth and may, consistent with the Portfolio's           secondarily, current income
                                investment objective, invest in common stocks that offer
                                potential for current income.

EQ/Putnam International         Primarily a diversified portfolio of equity securities    Capital appreciation
 Equity                         of companies located outside the United States.

EQ/Putnam Investors  Growth     Primarily common stocks in view of the Portfolio          Long-term growth of capital
                                adviser's belief that equity ownership affords the best   and any increased income that
                                opportunity for capital growth over the long term.        results from this growth

EQ/Putnam Balanced              A well-diversified portfolio of stocks and bonds that     Balanced investment
                                will produce both capital growth and current income.

MFS Research                    A substantial portion of assets invest in common stock    Long-term growth of capital
                                or securities convertible into common stock of companies  and future income believed by the Portfolio adviser to possess better than
                                average prospects for long-term growth. A smaller
                                proportion of assets may invest in bonds, short-term
                                debt obligations, preferred stocks or common stocks
                                whose principal characteristic is income production
                                rather than growth.

                                      13

PORTFOLIO                                           INVESTMENT POLICY                     OBJECTIVE
------------------------------  --------------------------------------------------------  -----------------------------
MFS Emerging Growth Companies   Primarily (i.e., at least 80% of its assets under normal  Long-term growth of capital circumstances) in common stocks of emerging growth
                                companies that the Portfolio adviser believes are early
                                in their life cycle but which have the potential to
                                become major enterprises.

Morgan Stanley Emerging         Primarily equity securities of emerging market country    Long-term capital
 Markets Equity                 issuers.                                                  appreciation

Warburg Pincus Small Company    Primarily in a portfolio of equity securities of small    Long-term capital
 Value                          capitalization companies (i.e., companies having market   appreciation
                                capitalizations of $1 billion or less at the time of
                                initial purchase) that the Portfolio adviser considers
                                to be relatively undervalued.

Merrill Lynch Global            Fully-managed investment policy utilizing United States   High total investment return
 Allocation                     and foreign equity, debt and money market securities      consistent with prudent risk
                                the combination of which will be varied from time to
                                time both with respect to types of securities and markets
                                in response to changing market and economic trends.

Merrill Lynch Basic Value       Investment in securities, primarily equities, that the    Capital appreciation and,
                                Portfolio adviser believes are undervalued and therefore  secondarily, income represent basic investment value.

                        PART 2: INVESTMENT PERFORMANCE

This Part presents performance data for each of the Investment Funds, calculated by two methods. The first method, used in calculating the data in the tables under "Standardized Performance Data," reflects all applicable fees and charges, but not the charge for tax such as premium taxes.

The second method, used in calculating the data in the tables under "Rate of Return Data for Investment Funds," also reflects all applicable fees and charges, but not the withdrawal charge, the combined GMDB/GMIB charge, or the charge for tax such as premium taxes. These additional charges, if applicable, would effectively reduce the rates of return credited to a particular Certificate.

HR Trust Portfolios

The performance data shown below for the Investment Funds investing in Class IB shares or HR Trust Portfolios are based on the actual investment results of the Portfolios, and have been adjusted for the fees and charges applicable under the Certificates. However, the investment results prior to October 1996, when Class IB shares were not available, reflect the performance of the Class IA shares of Portfolios of HR Trust, without adjustment to reflect Rule 12b-1 fees. The Class IA shares are not subject to Rule 12b-1 fees, but are otherwise identical to the Class IB shares. The Rule 12b-1 fees would effectively reduce such investment performance.

The performance data for the Money Market and Common Stock Investment Funds that invest in corresponding HR Trust Portfolios, for periods prior to March 22, 1985, reflect the investment results of two open-end management separate accounts (the "predecessor separate accounts") which were reorganized in unit investment trust form. The "Since Inception" figures for these Investment Funds are based on the date of inception of the predecessor separate accounts. These performance data have been adjusted to reflect the maximum investment advisory fee payable for the corresponding Portfolio of HR Trust, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Trust Portfolios

The Investment Funds of the Separate Account that invest in Class IB shares of Portfolios of EQ Trust have only recently been established and no Certificates funded by those Investment Funds have been issued as of the date of this Prospectus. EQ Trust commenced operations on May , 1997. The performance data shown in the tables for Investment Funds investing in Class
IB shares of EQ Trust Portfolios are presented on a hypothetical basis that reflects the actual investment experience of publicly available mutual funds that are managed by the respective EQ Trust Portfolio advisers. These public funds have investment objectives, policies, strategies and risks substantially similar to those of the corresponding Portfolios of EQ Trust.
The performance data shown reflect the estimated expenses of EQ Trust
Portfolios and all of the fees and charges that would have been made under the Certificates as if the Investment Funds and the Portfolios had been in existence for the periods shown. The public funds performance data shown in the tables are solely for illustrative purposes, because the Portfolios themselves have no prior performance history.

The results shown in the tables are not an estimate or guarantee of future investment performance, and do not reflect the actual experience of amounts invested under a particular Certificate.

See "Part 3: The Guaranteed Period Account" for information on the Guaranteed Period Account.

STANDARDIZED PERFORMANCE DATA


The standardized performance data in the following tables illustrate the average annual total return of the Investment Funds over the periods shown, assuming a single initial contribution of $1,000 and the surrender of the Certificate at the end of each period. These tables (which reflect the first calculation method described above) are prepared in a manner prescribed by the SEC for use when we advertise the performance of the Separate Account. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.

Each calculation assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or subsequent contributions were made and no amounts were allocated to any other Investment Option under the Certificate.


In order to calculate annualized rates of return, we divide the Cash Value of a Certificate which is surrendered on December 31, 1996 by the $1,000 contribution made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding.

        AVERAGE ANNUAL TOTAL RETURN UNDER A CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                        LENGTH OF INVESTMENT PERIOD
                                      -------------------------------------------------------------
              INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                 FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
------------------------------------  ----------  ----------  ----------  ----------  -------------
HR TRUST**
------------------------------------
ASSET ALLOCATION SERIES:
(Alliance) Conservative Investors        xx.xx%      xx.xx%      xx.xx%         --         xx.xx%
(Alliance) Growth Investors              xx.xx       xx.xx       xx.xx          --         xx.xx
EQUITY SERIES:                                                     [TO BE INSERTED BY AMENDMENT]
(Alliance) Growth & Income               xx.xx       xx.xx          --          --         xx.xx
(Alliance) Common Stock                  xx.xx       xx.xx       xx.xx       xx.xx%        xx.xx
(Alliance) Global                        xx.xx       xx.xx       xx.xx          --         xx.xx
(Alliance) International                 xx.xx          --          --          --         xx.xx
(Alliance) Aggressive Stock              xx.xx       xx.xx       xx.xx          --         xx.xx
(Alliance) Small Cap Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
FIXED INCOME SERIES:
(Alliance) Money Market                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Intermediate Govt.
 Securities                              xx.xx       xx.xx       xx.xx          --         xx.xx
EQ TRUST***
T. Rowe Price Int'l Stock                xx.xx          --          --          --         xx.xx
T. Rowe Price Equity Income              xx.xx          --          --          --         xx.xx
EQ/Putnam Growth & Income  Value         xx.xx          --          --          --         xx.xx
EQ/Putnam Int'l Equity                   xx.xx          --          --          --         xx.xx
EQ/Putnam Investors Growth               xx.xx          --          --          --         xx.xx
                                                                   [TO BE INSERTED BY AMENDMENT]
EQ/Putnam Balanced                       xx.xx          --          --          --         xx.xx
MFS Research                             xx.xx          --          --          --         xx.xx
MFS Emerging Growth Companies            xx.xx          --          --          --         xx.xx
Morgan Stanley Emerging Markets
 Equity                                  xx.xx          --          --          --         xx.xx
Warburg Pincus Small Company  Value      xx.xx          --          --          --         xx.xx
Merrill Lynch Global Allocation          xx.xx          --          --          --         xx.xx
Merrill Lynch Basic Value                xx.xx          --          --          --         xx.xx

    [FN]

------------
* See footnotes on next page.

The tables below illustrate the growth of an assumed investment of $1,000, with fees and charges deducted on the standardized basis described above for the first method of calculation.

GROWTH OF $1,000 UNDER A CERTIFICATE SURRENDERED ON DECEMBER 31, 1996*



                                                        LENGTH OF INVESTMENT PERIOD
                                      -------------------------------------------------------------
              INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                 FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
------------------------------------  ----------  ----------  ----------  ----------  -------------
HR TRUST**
------------------------------------
ASSET ALLOCATION SERIES:
(Alliance) Conservative Investors        $x,xxx      $x,xxx      $x,xxx          --       $x,xxx
(Alliance) Growth Investors               x,xxx       x,xxx       x,xxx          --        x,xxx
EQUITY SERIES:                                                    [TO BE INSERTED BY AMENDMENT]
(Alliance) Growth & Income                x,xxx       x,xxx          --          --        x,xxx
(Alliance) Common Stock                   x,xxx       x,xxx       x,xxx      $x,xxx        x,xxx
(Alliance) Global                         x,xxx       x,xxx       x,xxx          --        x,xxx
(Alliance) International                  x,xxx          --          --          --        x,xxx
(Alliance) Aggressive Stock               x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Small Cap Growth               x.xxx       x.xxx       x.xxx       x.xxx        x.xxx
(Alliance) Equity Index                   x.xxx       x.xxx       x.xxx       x.xxx        x.xxx
FIXED INCOME SERIES:                                              [TO BE INSERTED BY AMENDMENT]
(Alliance) Money Market                   x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Intermediate Govt.
 Securities                               x,xxx       x,xxx       x,xxx          --        x,xxx
EQ TRUST***
------------------------------------
T. Rowe Price Int'l Stock                 x,xxx          --          --          --        x,xxx
T. Rowe Price Equity Income               x,xxx          --          --          --        x,xxx
EQ/Putnam Growth & Income  Value          x,xxx          --          --          --        x,xxx
EQ/Putnam Int'l Equity                    x,xxx          --          --          --        x,xxx
EQ/Putnam Investors Growth                x,xxx          --          --          --        x,xxx
EQ/Putnam Balanced                        x,xxx          --          --          --        x,xxx
MFS Research                              x,xxx          --          --          --        x,xxx
MFS Emerging Growth Companies             x,xxx          --          --          --        x,xxx
Morgan Stanley Emerging Markets
 Equity                                   x,xxx          --          --          --        x,xxx
Warburg Pincus Small Company  Value       x,xxx          --          --          --        x,xxx
Merrill Lynch Global Allocation           x,xxx          --          --          --        x,xxx
Merrill Lynch Basic Value                 x,xxx          --          --          --        x,xxx


------------
* The tables reflect charges under a Certificate with the 0.45% combined GMDB/GMIB charge.

** The "Since Inception" dates for the Portfolios of HR Trust are as follows: (Alliance) Conservative Investors (October 2, 1989); (Alliance) Growth Investors (October 2, 1989); (Alliance) Growth & Income (October 1, 1993); (Alliance) Common Stock (January 13, 1976); Global (August 27, 1987); (Alliance) International (April 3, 1995); (Alliance) Aggressive Stock (January 27, 1986); (Alliance) Small Cap
    Growth (      ); (Alliance) Equity Index (     ); (Alliance) Money
    Market (July 13, 1981); and (Alliance) Intermediate Govt. Securities (April 1, 1991).

*** The "Since Inception" date for the Portfolios of EQ Trust is      . The
    publicly available fund performance data reflected in the tables for EQ Trust Portfolios are based on the actual performance of mutual funds comparable to the Portfolios and do not reflect performance of the Portfolios themselves.

RATE OF RETURN DATA FOR INVESTMENT FUNDS

The following tables (which reflect the second calculation method described above) provide you with information on rates of return on an annualized, cumulative and year-by-year basis.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.


BENCHMARKS


Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Nor do they reflect other charges such as the mortality and expense risks charge and the administration charge or any withdrawal charge under the Certificates. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income.

PORTFOLIO INCEPTION DATES AND COMPARATIVE BENCHMARKS:

Asset Allocation Series:
(ALLIANCE) CONSERVATIVE INVESTORS: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% Standard & Poor's 500 Index.

(ALLIANCE) GROWTH INVESTORS: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500 Index.

Equity Series:
(ALLIANCE) GROWTH & INCOME: October 1, 1993; 75% Standard & Poor's 500 Index and 25% Value Line Convertible Index.

(ALLIANCE) COMMON STOCK: January 13, 1976; Standard & Poor's 500 Index.

(ALLIANCE) GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index.

(ALLIANCE) INTERNATIONAL: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index.

(ALLIANCE) AGGRESSIVE STOCK: January 27, 1986; 50% Standard & Poor's Mid-Cap Total Return Index and 50% Russell 2000 Small Stock Index.

(ALLIANCE) SMALL CAP GROWTH: [to be inserted by amendment]

(ALLIANCE) EQUITY INDEX: [to be inserted by amendment]

Fixed Income Series:
(ALLIANCE) MONEY MARKET: July 13, 1981; Salomon Brothers Three-Month T-Bill
Index.

(ALLIANCE) INTERMEDIATE GOVERNMENT SECURITIES: April 1, 1991; Lehman Intermediate Government Bond Index.

T. ROWE PRICE INT'L STOCK: [to be inserted by amendment]

T. ROWE PRICE EQUITY INCOME: [to be inserted by amendment]

EQ/PUTNAM INT'L EQUITY: [to be inserted by amendment]

EQ/PUTNAM INVESTORS GROWTH & INCOME VALUE: [to be inserted by amendment]

EQ/PUTNAM BALANCED: [to be inserted by amendment]

MFS RESEARCH: [to be inserted by amendment]

MFS EMERGING GROWTH COMPANIES: [to be inserted by amendment]

MORGAN STANLEY EMERGING MARKETS: [to be inserted by amendment]

WARBURG PINCUS SMALL COMPANY VALUE: [to be inserted by amendment]

MERRILL LYNCH GLOBAL ALLOCATION: [to be inserted by amendment]

MERRILL LYNCH BASIC VALUE: [to be inserted by amendment]

The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Rollover IRA performance relative to other variable annuity products.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:*



                                                                                                         SINCE
                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                                  ----------  -----------  -----------  ------------  ------------  -------------
ASSET ALLOCATION SERIES:
(ALLIANCE) CONSERVATIVE
 INVESTORS                           xx.xx%       xx.xx%       xx.xx%          --            --          xx.xx%
 Lipper Income                       xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx           --            --          xx.xx
(ALLIANCE) GROWTH INVESTORS          xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Lipper Flexible Portfolio           xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx           --            --          xx.xx
EQUITY SERIES:                                                          [TO BE INSERTED BY AMENDMENT]
(ALLIANCE) GROWTH & INCOME           xx.xx        xx.xx           --           --            --          xx.xx
 Lipper Growth & Income              xx.xx        xx.xx           --           --            --          xx.xx
 Benchmark                           xx.xx        xx.xx           --           --            --          xx.xx
(ALLIANCE) COMMON STOCK              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Growth                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) GLOBAL                    xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Lipper Global                       xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx           --            --          xx.xx
(ALLIANCE) INTERNATIONAL             xx.xx           --           --           --            --          xx.xx
 Lipper International                xx.xx           --           --           --            --          xx.xx
 Benchmark                           xx.xx           --           --           --            --          xx.xx
(ALLIANCE) AGGRESSIVE STOCK          xx.xx        xx.xx        xx.xx        xx.xx            --          xx.xx
 Lipper Small Company Growth         xx.xx        xx.xx        xx.xx        xx.xx            --          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx            --          xx.xx
(ALLIANCE) SMALL CAP GROWTH          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) EQUITY INDEX              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Standard & Poor's 500
  Index                              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
FIXED INCOME SERIES:
(ALLIANCE) MONEY MARKET              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Money Market                 xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) INTERMEDIATE
 GOVERNMENT SECURITIES               xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Lipper Gen. U.S. Government         xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx           --            --          xx.xx
T. ROWE PRICE INT'L STOCK            xx.xx           --           --           --            --          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
T. ROWE PRICE EQUITY INCOME          xx.xx           --           --           --            --          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

                                                                                                     SINCE
                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                              ----------  -----------  -----------  ------------  ------------  -------------
EQ/PUTNAM GROWTH & INCOME
 VALUE                           xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INT'L EQUITY           xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INVESTORS GROWTH       xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM BALANCED               xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS RESEARCH                     xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS EMERGING GROWTH
 COMPANIES                       xx.xx%          --           --           --            --          xx.xx%
 Benchmark                       xx.xx        xx.xx%       xx.xx%       xx.xx%        xx.xx%         xx.xx
MORGAN STANLEY EMERGING
MARKETS EQUITY                   xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
                                                                    [To be inserted by amendment]
WARBURG PINCUS SMALL COMPANY
 VALUE                           xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH GLOBAL
 ALLOCATION                      xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH BASIC VALUE        xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx


[FN]

------------
*  See footnotes on next page.

CUMULATIVE RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:*



                                                                                                        SINCE
                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                                 ----------  -----------  -----------  ------------  ------------  -------------
ASSET ALLOCATION SERIES:                                               [To be inserted by amendment]
(ALLIANCE) CONSERVATIVE
 INVESTORS                          xx.xx%       xx.xx%       xx.xx%          --            --          xx.xx%
 Lipper Income                      xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx           --            --          xx.xx
(ALLIANCE) GROWTH INVESTORS         xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Lipper Flexible Portfolio          xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx           --            --          xx.xx
EQUITY SERIES:
(ALLIANCE) GROWTH & INCOME          xx.xx        xx.xx           --           --            --          xx.xx
 Lipper Growth & Income             xx.xx        xx.xx           --           --            --          xx.xx
 Benchmark                          xx.xx        xx.xx           --           --            --          xx.xx
(ALLIANCE) COMMON STOCK             xx.xx        xx.xx        xx.xx        xx.xx%        xx.xx%         xx.xx
 Lipper Growth                      xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) GLOBAL                   xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Lipper Global                      xx.xx        xx.xx        xx.xx           --            --          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx           --            --          xx.xx
(ALLIANCE) INTERNATIONAL            xx.xx           --           --           --            --          xx.xx
 Lipper International               xx.xx           --           --           --            --          xx.xx
 Benchmark                          xx.xx           --           --           --            --          xx.xx
(ALLIANCE) AGGRESSIVE STOCK         xx.xx        xx.xx        xx.xx        xx.xx            --          xx.xx
 Lipper Small Company Growth        xx.xx        xx.xx        xx.xx        xx.xx            --          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx            --          xx.xx
(ALLIANCE) SMALL CAP GROWTH         xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) EQUITY INDEX             xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Standard & Poor's 500
  Index                             xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
FIXED INCOME SERIES:                                                   [TO BE INSERTED BY AMENDMENT]
(ALLIANCE) MONEY MARKET             xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Money Market                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) INTERMEDIATE
 GOVERNMENT SECURITIES              xx.xx        xx.xx           --           --            --          xx.xx
 Lipper Gen. U.S. Government        xx.xx        xx.xx           --           --            --          xx.xx
 Benchmark                          xx.xx        xx.xx           --           --            --          xx.xx
T. ROWE PRICE INT'L STOCK           xx.xx           --           --           --            --          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
T. ROWE PRICE EQUITY INCOME         xx.xx           --           --           --            --          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM GROWTH & INCOME VALUE     xx.xx           --           --           --            --          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
EQ/PUTNAM INT'L EQUITY              xx.xx           --           --           --            --          xx.xx
 Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

                                                                                                     SINCE
                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                              ----------  -----------  -----------  ------------  ------------  -------------
EQ/PUTNAM INVESTORS GROWTH       xx.xx%          --           --           --            --          xx.xx%
 Benchmark                       xx.xx        xx.xx%       xx.xx%       xx.xx%        xx.xx%         xx.xx
EQ/PUTNAM BALANCED               xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS RESEARCH                     xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MFS EMERGING GROWTH
 COMPANIES                       xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MORGAN STANLEY EMERGING
 MARKETS EQUITY                  xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
WARBURG PINCUS SMALL COMPANY
 VALUE                           xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH GLOBAL
 ALLOCATION                      xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
MERRILL LYNCH BASIC VALUE        xx.xx           --           --           --            --          xx.xx
 Benchmark                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

[FN]

------------
*  See footnotes below.

YEAR-BY-YEAR RATES OF RETURN*


                              1984        1985        1986        1987        1988        1989
                                      ----------  ----------  ----------  ----------  ----------
ASSET ALLOCATION SERIES:
(ALLIANCE) CONSERVATIVE
 INVESTORS                   xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%
(ALLIANCE) GROWTH
 INVESTORS                   xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQUITY SERIES:
(ALLIANCE) GROWTH &
 INCOME                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) COMMON
 STOCK**                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) GLOBAL            xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) INTERNATIONAL     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) AGGRESSIVE
 STOCK                       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) SMALL CAP
 GROWTH                       x.xx        x.xx        x.xx        x.xx        x.xx        x.xx
(ALLIANCE) EQUITY INDEX      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
FIXED INCOME SERIES:
(ALLIANCE) MONEY
 MARKET**                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) INTERMEDIATE
 GOVERNMENT
 SECURITIES                  xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
T. ROWE PRICE INT'L
 STOCK                       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
T. ROWE PRICE EQUITY
 INCOME                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM GROWTH &
 INCOME VALUE                xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM INT'L EQUITY       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM INVESTORS
 GROWTH                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM BALANCED           xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MFS RESEARCH                                               [TO BE INSERTED BY AMENDMENT]
MFS EMERGING GROWTH
 COMPANIES                   xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MORGAN STANLEY EMERGING
 MARKETS EQUITY              xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
WARBURG PINCUS SMALL
 COMPANY VALUE               xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH GLOBAL
 ALLOCATION                  xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH BASIC
 VALUE                       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                              1990        1991        1992        1993        1994        1995        1996
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
ASSET ALLOCATION SERIES:
(ALLIANCE) CONSERVATIVE
 INVESTORS                   xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%      xx.xx%
(ALLIANCE) GROWTH
 INVESTORS                   xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQUITY SERIES:
(ALLIANCE) GROWTH &
 INCOME                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) COMMON
 STOCK**                     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) GLOBAL            xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) INTERNATIONAL     xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) AGGRESSIVE
 STOCK                       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) SMALL CAP
 GROWTH                       x.xx        x.xx        x.xx        x.xx        x.xx        x.xx        x.xx
(ALLIANCE) EQUITY INDEX      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
FIXED INCOME SERIES:
(ALLIANCE) MONEY
 MARKET**                    xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
(ALLIANCE) INTERMEDIATE
 GOVERNMENT
 SECURITIES                  xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
T. ROWE PRICE INT'L
 STOCK                       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
T. ROWE PRICE EQUITY
 INCOME                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM GROWTH &
 INCOME VALUE                xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM INT'L EQUITY       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM INVESTORS
 GROWTH                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM BALANCED           xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MFS RESEARCH
MFS EMERGING GROWTH
 COMPANIES                   xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MORGAN STANLEY EMERGING
 MARKETS EQUITY              xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
WARBURG PINCUS SMALL
 COMPANY VALUE               xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH GLOBAL
 ALLOCATION                  xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH BASIC
 VALUE                       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx

------------
*  Returns do not reflect the withdrawal charge, the combined GMDB/GMIB charge and any charge for tax such as premium taxes.

** Prior to 1984 the Year-by-Year Rates of Return were: 1976   1977   1978   1979   1980   1981   1982   1983
                                                        ----   ----   ----   ----   ----   ----   ----   ----
               COMMON STOCK                             xx.xx% xx.xx% xx.xx% xx.xx% xx.xx% xx.xx% xx.xx% xx.xx%
               MONEY MARKET                             xx.xx  xx.xx  xx.xx  xx.xx  xx.xx  xx.xx  xx.xx  xx.xx


COMMUNICATING PERFORMANCE DATA

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and each respective trust and may compare the performance of the Investment Funds with (1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are shown under "Benchmarks" and "Portfolio Inception Dates and Comparative Benchmarks" in this Part 2, or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors approximately 760 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Certificate Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times, and The Wall Street Journal.


MONEY MARKET FUND AND INTERMEDIATE GOVERNMENT SECURITIES FUND YIELD
INFORMATION

The current yield and effective yield of the Money Market Fund and Intermediate Government Securities Fund may appear in reports and promotional material to current or prospective Certificate Owners.

Money Market Fund


Current yield for the Money Market Fund will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly. Money Market Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, combined GMDB/GMIB charge and any charge for tax such as premium tax. See "Part 5: Money Market Fund and Intermediate Government Securities Fund Yield Information" in the SAI.


Intermediate Government Securities Fund

Current yield for the Intermediate Government Securities Fund will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the 30-day result would occur each month for 12 months). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be higher than the "current yield" because any earnings are compounded monthly.


Intermediate Government Securities Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, combined GMDB/GMIB charge and any charge for tax such as premium tax. See "Part 5: Money Market Fund and Intermediate Government Securities Fund Yield Information" in the SAI.

                    PART 3: THE GUARANTEED PERIOD ACCOUNT


GUARANTEE PERIODS


Each amount allocated to a Guarantee Period and held to the Period's Expiration Date accumulates interest at a Guaranteed Rate. The Guaranteed Rate for each allocation is the annual interest rate applicable to new allocations to that Guarantee Period, which was in effect on the Transaction Date for the allocation. We may establish different Guaranteed Rates under different classes of Certificates. We use the term GUARANTEED PERIOD AMOUNT to refer to the amount allocated to and accumulated in each Guarantee Period. The Guaranteed Period Amount is reduced or increased by any market value adjustment as a result of withdrawals, transfers or charges (see below). Guarantee Periods may also be referred to as GIROs.


Your Guaranteed Period Account contains the Guarantee Periods to which you have allocated Annuity Account Value. On the Expiration Date of a Guarantee Period, its Guaranteed Period Amount and its value in the Guaranteed Period Account are equal. We call the Guaranteed Period Amount on an Expiration Date the Guarantee Period's Maturity Value. We report the Annuity Account Value in your Guaranteed Period Account to reflect any market value adjustment that would apply if all Guaranteed Period Amounts were withdrawn as of the calculation date. The Annuity Account Value in the Guaranteed Period Account with respect to the Guarantee Periods on any Business Day, therefore, will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to such Guarantee Period on such date.

Guarantee Periods and Expiration Dates


We currently offer Guarantee Periods ending on February 15th for each of the maturity years 1998 through 2007.

Not all of these Guarantee Periods will be available for ages 76 and above. See "Allocation of Contributions" in Part 4. Also, the Guarantee Periods may not be available for investment in all states. As Guarantee Periods expire we expect to add maturity years so that generally 10 are available at any time.

Under the IRA Assured Payment Option and IRA APO Plus, in addition to the Guarantee Periods above, Guarantee Periods ending on February 15th for each of the maturity years 2008 through 2012 are also available.

Under the Rollover IRA, we will not accept allocations to a Guarantee Period if, on the Transaction Date:


o Such Transaction Date and the Expiration Date for such Guarantee Period fall within the same calendar year.

o  The Guaranteed Rate is 3%.

o The Guarantee Period has an Expiration Date beyond the February 15th immediately following the Annuity Commencement Date.

Guaranteed Rates and Price Per $100 of Maturity Value

Because the Maturity Value of a contribution allocated to a Guarantee Period can be determined at the time it is made, you can determine the amount required to be allocated to a Guarantee Period in order to produce a target Maturity Value (assuming no transfers or withdrawals are made and no charges are allocated to the Guarantee Period). The required amount is the present value of that Maturity Value at the Guaranteed Rate on the Transaction Date for the contribution, which may also be expressed as the price per $100 of Maturity Value on such Transaction Date.


Guaranteed Rates for new allocations as of April   , 1997 and the related
price per $100 of Maturity Value for each currently available Guarantee Period were as follows:



      GUARANTEE
     PERIODS WITH        GUARANTEED
   EXPIRATION DATE       RATE AS OF          PRICE
  FEBRUARY 15TH OF       APRIL   ,        PER $100 OF
    MATURITY YEAR           1997         MATURITY VALUE
--------------------  --------------  ------------------
         1998               x.xx%            $xx.xx
         1999               x.xx              xx.xx
         2000               x.xx              xx.xx
         2001               x.xx              xx.xx
         2002               x.xx              xx.xx
         2003               x.xx              xx.xx
         2004               x.xx              xx.xx
         2005               x.xx              xx.xx
         2006               x.xx              xx.xx
         2007               x.xx              xx.xx



Available under the IRA Assured Payment Option and IRA APO Plus


   2008      x.xx%      $xx.xx
   2009      x.xx        xx.xx
   2010      x.xx        xx.xx
   2011      x.xx        xx.xx
   2012      x.xx        xx.xx

Allocation Among Guarantee Periods

The same approach as described above may also be used to determine the amount which you would need to allocate to each Guarantee Period in order to create a series of constant Maturity Values for two or more years.


For example, if you wish to have $100 mature on February 15th of each of years 1998 through 2002, then according to the above table the lump sum
contribution you would have to make as of April   , 1997 would be $   .
(i.e., the sum of the price per $100 of Maturity Value for each maturity year from 1998 through 2002).


The above table is provided to illustrate the use of present value calculations. It does not take into account the potential for charges to be deducted or withdrawals or transfers from Guarantee Periods. Actual calculations will also be based on Guaranteed Rates on each actual Transaction Date, which may differ.

Options at Expiration Date


Under the Rollover IRA, we will notify you on or before December 31st prior to the Expiration Date of each Guarantee Period in which you have any Guaranteed Period Amount. You may elect one of the following options to be effective at the Expiration Date, subject to the restrictions set forth on the prior page and under "Allocation of Contributions" in Part 4:


  (a) to transfer the Maturity Value into any Guarantee Period we are then offering, or into any of our Investment Funds; or

  (b) to withdraw the Maturity Value (subject to any withdrawal charges which may apply).

If we have not received your election as of the Expiration Date, the Maturity Value in the expired Guarantee Period will be transferred into the Guarantee Period with the earliest Expiration Date.

MARKET VALUE ADJUSTMENT FOR TRANSFERS, WITHDRAWALS OR SURRENDER PRIOR TO THE EXPIRATION DATE

Any withdrawal (including transfers, surrender and deductions) from a Guarantee Period prior to its Expiration Date will cause any remaining Guaranteed Period Amount for that Guarantee Period to be increased or decreased by a market value adjustment. The amount of the adjustment will depend on two factors: (a) the difference between the Guaranteed Rate applicable to the amount being withdrawn and the Guaranteed Rate on the Transaction Date for new allocations to a Guarantee Period with the same Expiration Date, and (b) the length of time remaining until the Expiration Date. In general, if interest rates have risen between the time when an amount was originally allocated to a Guarantee Period and the time it is withdrawn, the market value adjustment will be negative, and vice versa; and the longer the period of time remaining until the Expiration Date, the greater the impact of the interest rate difference. Therefore, it is possible that a significant rise in interest rates could result in a substantial reduction in your Annuity Account Value in the Guaranteed Period Account related to longer term Guarantee Periods.

The market value adjustment (positive or negative) resulting from a withdrawal of all funds from a Guarantee Period will be determined for each contribution allocated to that Period as follows:

(1) We determine the present value of the Maturity Value on the Transaction Date as follows:

  (a) We determine the Guaranteed Period Amount that would be payable on the Expiration Date, using the applicable Guaranteed Rate.

  (b) We determine the period remaining in your Guarantee Period (based on the Transaction Date) and convert it to fractional years based on a 365 day year. For example three years and 12 days becomes 3.0329.

  (c) We determine the current Guaranteed Rate which applies on the Transaction Date to new allocations to the same Guarantee Period.

  (d) We determine the present value of the Guaranteed Period Amount payable at the Expiration Date, using the period determined in (b) and the rate determined in (c).

(2)    We determine the Guaranteed Period Amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such Guarantee Period, which may be positive or negative.


The market value adjustment (positive or negative) resulting from a withdrawal (including any withdrawal charges) of a portion of the amount in a Guarantee Period will be a percentage of the market value adjustment that would be applicable upon a withdrawal of all funds from a Guarantee Period. This percentage is determined by (i) dividing the amount of the withdrawal or transfer from the Guarantee Period by (ii) the Annuity Account Value in such Guarantee Period prior to the withdrawal or transfer. See Appendix I for an example.

The Guaranteed Rate for new allocations to a Guarantee Period is the rate we have in effect for this purpose even if new allocations to that Guarantee Period would not be accepted at the time. This rate will not be less than 3%. If we do not have a Guaranteed Rate in effect for a Guarantee Period to which the "current Guaranteed Rate" in (1)(c) would apply, we will use the rate at the next closest Expiration Date. If we are no longer offering new Guarantee Periods, the "current Guaranteed Rate" will be determined in accordance with our procedures then in effect. For purposes of calculating the market value adjustment only, we reserve the right to add up to 0.25% to the current rate in (1)(c) above.

MODAL PAYMENT PORTION

Under the IRA Assured Payment Option and IRA APO Plus, a portion of your contributions or Annuity Account Value is allocated to the Modal Payment Portion of the Guaranteed Period Account for payments to be made prior to the Expiration Date of the earliest Guarantee Period we then offer. Such amount will accumulate interest beginning on the Transaction Date at an interest rate we set. Interest will be credited daily. Such rate will not be less than 3%.

Upon the expiration of a Guarantee Period, the Guaranteed Period Amount will be held in the Modal Payment Portion of the Guaranteed Period Account. Amounts from an expired Guarantee Period held in the Modal Payment Portion of the Guaranteed Period Account will be credited with interest at a rate equal to the Guaranteed Rate applicable to the expired Guarantee Period, beginning on the Expiration Date of such Guarantee Period.


There is no market value adjustment with respect to amounts held in the Modal Payment Portion of the Guaranteed Period Account.

INVESTMENTS


Amounts allocated to Guarantee Periods or the Modal Payment Portion of the Guaranteed Period Account will be held in a "nonunitized" separate account established by Equitable Life under the laws of New York. This separate account provides an additional measure of assurance that full payment of amounts due under the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account will be made. Under the New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct.

Investments purchased with amounts allocated to the Guaranteed Period Account are the property of Equitable Life. Any favorable investment performance on the assets held in the separate account accrues solely to Equitable Life's benefit. Certificate Owners do not participate in the performance of the assets held in this separate account. Equitable Life may, subject to applicable state law, transfer all assets allocated to the separate account to its general account. Regardless of whether assets supporting Guaranteed Period Accounts are held in a separate account or our general account, all benefits relating to the Annuity Account Value in the Guaranteed Period Account are guaranteed by Equitable Life.

Equitable Life has no specific formula for establishing the Guaranteed Rates for the Guarantee Periods. Equitable Life expects the rates to be influenced by, but not necessarily correspond to, among other things, the yields on the fixed income securities to be acquired with amounts that are allocated to the Guarantee Periods at the time that the Guaranteed Rates are established. Our current plans are to invest such amounts in fixed income obligations, including corporate bonds, mortgage backed and asset backed securities and government and agency issues having durations in the aggregate consistent with those of the Guarantee Periods.

Although the foregoing generally describes Equitable Life's plans for investing the assets supporting Equitable Life's obligations under the fixed portion of the Certificates, Equitable Life is not obligated to invest those assets according to any particular plan except as may be required by state insurance laws, nor will the Guaranteed Rates Equitable Life establishes be determined by the performance of the nonunitized separate account.

General Account


Our general account supports all of our policy and contract guarantees, including those applicable to the Guaranteed Period Account, as well as our general obligations. Amounts applied under the Life Contingent Annuity become part of the general account. See "IRA Assured Payment Option," "Life Contingent Annuity," in Part 5.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptions and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, as amended (1933 Act), nor is the general account an investment company under the 1940 Act. Accordingly, neither the general account nor the Life Contingent Annuity is subject to regulation under the 1933 Act or the 1940 Act. However, the market value adjustment interests under the Certificates are registered under the 1933 Act.


We have been advised that the staff of the SEC has not made a review of the disclosure that is included in the prospectus for your information that relates to the general account (other than market value adjustment interests) and the Life Contingent Annuity. The disclosure, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

             PART 4: PROVISIONS OF THE CERTIFICATES AND SERVICES
                                  WE PROVIDE

THE PROVISIONS DISCUSSED IN THIS PART 4 APPLY WHEN YOUR CERTIFICATE IS OPERATING PRIMARILY TO ACCUMULATE ANNUITY ACCOUNT VALUE. DIFFERENT RULES MAY APPLY WHEN YOU ELECT THE IRA ASSURED PAYMENT OPTION OR IRA APO PLUS IN THE APPLICATION OR AS LATER ELECTED AS A DISTRIBUTION OPTION UNDER YOUR ROLLOVER IRA AS DISCUSSED IN PART 5. THE PROVISIONS OF YOUR CERTIFICATE MAY BE RESTRICTED BY APPLICABLE LAWS OR REGULATIONS.

WHAT IS THE ROLLOVER IRA?

The Rollover Individual Retirement Annuity (IRA) is designed to provide for retirement income through the investment of rollover contributions, direct transfers from other individual retirement arrangements and additional IRA contributions. The Rollover IRA features a combination of Investment Options, consisting of Investment Funds providing variable returns and Guarantee Periods providing guaranteed interest when held to maturity.


AVAILABILITY OF THE CERTIFICATES

The Rollover IRA Certificates are available for issue ages 20 through 78. These Certificates may not be available in all states. These Certificates are not available in Puerto Rico.

CONTRIBUTIONS UNDER THE CERTIFICATES


Your initial contribution must be at least $5,000. We will only accept initial contributions which are either rollover contributions under Sections 402(c), 403(a)(4), 403(b)(8), or 408(d)(3) of the Code, or direct custodian-to-custodian transfers from other individual retirement arrangements. See "Part 8: Tax Aspects of the Certificates."

You may make subsequent contributions in an amount of at least $1,000 at any time until you attain age 79. Subsequent contributions may be "regular" IRA contributions (limited to a maximum of $2,000 a year), rollover contributions as described above, or direct transfers as described above. Rollover contributions and direct transfers are not subject to the $2,000 annual limit.

We may refuse to accept any contribution if the sum of all contributions under all accumulation Certificates with the same Annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first Contract Year to 150% of first year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation certificates/contracts you own would then total more than $2,500,000.

"Regular" IRA contributions may no longer be made for the taxable year in which you attain age 70 1/2 and thereafter. Rollover and direct transfer contributions may be made until you attain age 79. However, any amount contributed after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made. See "Part 8: Tax Aspects of the Certificates." For the consequences of making a "regular" IRA contribution to your Certificate, also see Part 8.


Contributions are credited as of the Transaction Date.

METHODS OF PAYMENT

Except as indicated below, all contributions must be made by check. All contributions made by check must be drawn on a bank or credit union in the U.S., in U.S. dollars and made payable to Equitable Life. All checks are accepted subject to collection. All contributions should be sent to Equitable Life at our Processing Office address designated for contributions.

Wire Transmittals

We will accept, by agreement with broker-dealers who use wire transmittals, transmittal of initial contributions by wire order from the broker-dealer to the Processing Office. Such transmittals must be accompanied by essential information we require to allocate the contribution.

Contributions accepted by wire order will be invested at the value next determined following receipt for contributions allocated to the Investment Funds. Contributions allocated to the Guaranteed Period Account will receive the Guaranteed Rate(s) in effect for the applicable Guarantee Period(s) on the date contributions are received. Wire orders not accompanied by complete information, may be retained for a period not exceeding five Business Days while an attempt is made to obtain the required information. If the required information cannot be obtained within those five Business Days, the Pro-cessing Office will inform the broker-dealer, on behalf of the applicant, of the reasons for the delay and return the contribution immediately to the applicant, unless the applicant specifically consents to our retaining the contribution until the required information is received by the Processing Office.

Notwithstanding the acceptance by us of the wire order and the essential information, however, a Certificate will not be issued until the receipt and acceptance of a properly completed application. During the time from receipt of the initial contribution until a signed application is received from the Certificate Owner, no other financial transactions may be requested.

If an application is not received within ten days of receipt of the initial contribution via wire order, or if an incomplete application is received and cannot be completed within ten days of receipt of the initial contribution, the amount of the initial contribution will be returned to the applicant with immediate notification to the broker-dealer. In no event will less than the full amount of the initial contribution be returned to the applicant.

After your Certificate has been issued, subsequent contributions may be transmitted by wire.


ALLOCATION OF CONTRIBUTIONS

You have two options from which to choose for allocation of your contributions: Self-Directed Allocation and Principal Assurance.

Self-Directed Allocation


You design your own investment program by allocating your contributions among the Investment Options in any way you choose. Your contributions may be allocated to one or up to all of the available Investment Options at any time. We allocate contributions among the Investment Options according to your allocation percentages. Allocations must be in whole percentages. Allocation percentages can be changed at any time by writing to our Processing Office, or by telephone. The change will be effective on the Transaction Date and will remain in effect for future contributions unless another change is requested. Allocation of any contribution to the Guaranteed Period Account is subject to the following restrictions:


  o No more than 60% of any contribution may be allocated to the Guaranteed Period Account.


  o At ages 76 and above, allocations may be made only to Guarantee Periods with maturities of five years or less; however, in no event may allocations be made to Guarantee Periods with maturities beyond the February 15th immediately following the Annuity Commencement Date.

Rebalancing--Rebalancing provides a convenient way for you to periodically rebalance your Annuity Account Value to pre-selected percentages without having to provide transfer instructions each time. You must have at least $5,000 of Annuity Account Value at the time you elect this program. You elect the rebalancing program by submitting your request in a form satisfactory to us.

Under this program, your Annuity Account Value is rebalanced quarterly, semi-annually, or annually to percentages you select and among Investment Options you select. While this program is in effect you may still make other transfer requests. However, if you make a transfer request you must provide new rebalancing percentages, otherwise the rebalancing program will terminate. You may change your rebalancing allocation percentages at any time.

Rebalancing may not be elected if the dollar cost averaging or the systematic withdrawal option is in effect. If Guarantee Periods are included, rebalancing may result in a market value adjustment.

You may cancel this program by submitting a request in a form satisfactory to us.


Principal Assurance


This option (available at issue ages 20 through 75) is designed to assure that your Maturity Value in a specified Guarantee Period equals your initial contribution while at the same time allowing you to invest in the Investment Funds. The maturity year you select for such specified Guarantee Period generally may not be later than 10 years nor earlier than seven years. Before you select a year that would extend beyond the year in which you will attain age 70 1/2 you should consider your ability to take minimum distributions from other IRA funds that you may have or from the Investment Funds to the extent possible. See "Required Minimum Distributions" in Part 8.

In order to accomplish this strategy, we will allocate a portion (equal to the present value) of your initial contribution to a Guarantee Period based on the year you select. See "Guaranteed Rates and Price Per $100 of Maturity Value" in Part 3. You may allocate the balance of your contribution to the Investment Funds in any way you choose. Such allocations to the Investment Funds must be in whole percentages.

Principal Assurance may only be elected at issue of your Certificate and assumes no withdrawals or transfers of the amount allocated to the specified Guarantee Period.

Subsequent contributions must be allocated under "Self-Directed Allocation" described above.

Allocations to the Investment Funds

A contribution allocated to an Investment Fund purchases Accumulation Units in that Investment Fund based on the Accumulation Unit Value for that Investment Fund computed on the Transaction Date.

Allocations to the Guaranteed Period Account

Contributions allocated to the Guaranteed Period Account will have the Guaranteed Rate for the specified Guarantee Period offered on the Transaction Date.


FREE LOOK PERIOD


You have the right to examine the Rollover IRA Certificate for a period of 10 days after you receive it, and to return it to us for a refund. You cancel it by sending it to our Processing Office. The free look is extended if your state requires a refund period of longer than 10 days.


Your refund will equal the Annuity Account Value reflecting any investment gain or loss, and any positive or negative market value adjustment, through the date we receive your Certificate at our Processing Office. Some states or Federal income tax regulations may require that we calculate the refund differently.

If the IRA Assured Payment Option or IRA APO Plus is elected in the application for the Certificate, your refund will include any amount applied under the Life Contingent Annuity. See "IRA Assured Payment Option," "Life Contingent Annuity" in Part 5.

We follow these same procedures if you change your mind before you receive your Certificate but after a contribution has been made. See "Part 8: Tax Aspects of the Certificates" for possible consequences of canceling your Certificate during the free look period.


If you cancel your Certificate during the free look period, we may require that you wait six months before you may apply for a Certificate with us again.

ANNUITY ACCOUNT VALUE


Your Annuity Account Value is the sum of the amounts in the Investment
Options.


Annuity Account Value in Investment Funds


The Annuity Account Value in an Investment Fund on any Business Day is equal to the number of Accumulation Units in that Investment Fund times the Accumulation Unit Value for the Investment Fund for that date. The number of Accumulation Units in an Investment Fund at any time is equal to the sum of Accumulation Units purchased by contributions and transfers less the sum of Accumulation Units redeemed for withdrawals, transfers or deductions for charges.


The number of Accumulation Units purchased or sold in any Investment Fund equals the dollar amount of the transaction divided by the Accumulation Unit Value for that Investment Fund for the applicable Transaction Date.


The number of Accumulation Units will not vary because of any later change in the Accumulation Unit Value. The Accumulation Unit Value varies with the investment performance of the correspond-ing Portfolios of each respective trust, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as each respective trust's fees and expenses. The Accumulation Unit Value is also stated after deduction of the Separate Account asset charges relating to the Certificates. A description of the computation of the Accumulation Unit Value is found in the SAI.


Annuity Account Value in Guaranteed Period
Account


The Annuity Account Value in the Guaranteed Period Account on any Business Day will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to such Guarantee Period on such date. (This is equivalent to the Guaranteed Period Amount increased or decreased by the full market value adjustment.) The Annuity Account Value, therefore, may be higher or lower than the contributions (less withdrawals) accumulated at the Guaranteed Rate. At the Expiration Date the Annuity Account Value in the Guaranteed Period Account will equal the Maturity Value. While the IRA Assured Payment Option or IRA APO Plus is in effect, the Annuity Account Value will include any amount in the Modal Payment Portion of the Guaranteed Period Account. However, amounts held in the Modal Payment Portion of the Guaranteed Period Account are not subject to a market value adjustment. See "Part 3: The Guaranteed Period Account."

TRANSFERS AMONG INVESTMENT OPTIONS


At any time prior to the Annuity Commencement Date, you may transfer all or portions of your Annuity Account Value among the Investment Options, subject to the following restrictions.

  o Transfers out of a Guarantee Period other than at the Expiration Date will result in a market value adjustment. See "Part 3: The Guaranteed Period Account."

  o Transfers to Guarantee Periods are subject to the restrictions set forth under "Guarantee Periods and Expiration Dates" in Part 3 and are limited for ages 76 and above. See "Allocation of Contributions" above.


Transfer requests must be made directly to our Processing Office. Your request for a transfer should specify your Certificate number, the amounts or percentages to be transferred and the Investment Options to and from which the amounts are to be transferred. Your transfer request may be in writing or by telephone.


For telephone transfer requests, procedures have been established by Equitable Life that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation. In light of the procedures established, Equitable Life will not be liable for following telephone instructions that it reasonably believes to be genuine.


We may restrict, in our sole discretion, the use of an agent acting under a power of attorney, such as a market timer, on behalf of more than one Certificate Owner to effect transfers. Any agreements to use market timing services to effect transfers are subject to our rules then in effect and must be on a form satisfactory to us.

A transfer request will be effective on the Transaction Date and the transfer to or from Investment Funds will be made at the Accumulation Unit Value next computed after the Transaction Date. All transfers will be confirmed in writing.

DOLLAR COST AVERAGING


For Certificate Owners who (at issue of the Certificate) want to dollar cost average their entire initial contribution from the Money Market Fund into the other Investment Funds over a period of twelve months, we offer a program under which the charges normally deducted from Investment Funds will not be deducted. See "Charges Deducted from the Investment Funds" in Part 6. We also offer dollar cost averaging under the program described below.

If you have at least $5,000 of Annuity Account Value in the Money Market Fund, you may choose to have a specified dollar amount or percentage of your Annuity Account Value transferred from the Money Market Fund to other Investment Funds on a monthly, quarterly or annual basis. This program may be elected at any time. The main objective of dollar cost averaging is to attempt to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Investment Funds each month, more Accumulation Units are purchased in an Investment Fund if the value per Accumulation Unit is low and fewer Accumulation Units are purchased if the value per Accumulation Unit is high. Therefore, a lower average value per Accumulation Unit may be achieved over the long term. This plan of investing allows you to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

The minimum amount that may be transferred on each Transaction Date is $250. The maximum amount which may be transferred is equal to the Annuity Account Value in the Money Market Fund at the time the option is elected, divided by the number of transfers scheduled to be made each Contract Year.

The transfer date will be the same calendar day of the month as the Contract Date. If, on any transfer date, the Annuity Account Value in the Money Market Fund is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the dollar cost averaging option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending us satisfactory notice to our Processing Office at least seven calendar days before the next transfer date.

Dollar cost averaging may not be elected while a rebalancing program or the systematic withdrawal option is in effect.


DEATH BENEFIT

Generally, upon receipt of proof satisfactory to us of your death prior to the Annuity Commencement Date, we will pay the death benefit to the beneficiary named in your Certificate. You designate the beneficiary at the time you apply for the Certificate. While the Certificate is in effect, you may change your beneficiary by writing to our Processing Office. The change will be effective on the date the written submission was signed. The death benefit payable will be determined as of the date we receive such proof of death and any required instructions as to the method of payment.


The death benefit is equal to the sum of:


 (1) the Annuity Account Value in the Investment Funds, or, if greater, the GMDB defined below; and

 (2) the death benefit provided with respect to the Guaranteed Period Account, which is equal to the Annuity Account Value in the Guaranteed Period Account or, if greater, the sum of the Guaranteed Period Amounts in each Guarantee Period, plus any amounts in the Modal Payment Portion of the Guaranteed Period Account. See "Part 3: The Guaranteed Period Account."

There are two plans available under the Certificates for providing guaranteed benefits, Plan A and Plan B. Plan A (available for Annuitant issue ages 20 through 75) provides a Combined GMDB/GMIB Benefit. Plan B provides a GMDB Only Benefit, and has a lower charge. The GMDB and the GMIB are discussed below.

For Annuitant issue ages 20 through 75, you must elect the Combined GMDB/GMIB Benefit (Plan A) or the GMDB Only Benefit (Plan B) in the application. Once elected, the plan may not be changed. For Annuitant issue ages 76 through 78, for Certificates issued in New York and in states where the GMIB is not currently available, the GMDB Only Benefit (Plan B) will apply.

For the specific charges, see "Part 6: Deductions and Charges."

GMDB

Your GMDB is the minimum amount payable with respect to the Investment Funds upon your death.

Applicable to Certificates issued in all states except
New York

6% to Age 80 Benefit--(Applicable to ages 20 through 75). On the Contract Date, the GMDB is equal to the portion of the initial contribution allocated to the Investment Funds. Thereafter, the GMDB is credited with interest at 6% (3% for amounts in the Fixed Income Series) on each Contract Date anniversary through the Annuitant's age 80 and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds.

For ages 76 through 78, the GMDB will continue to grow through age 85.

Applicable to Certificates issued in New York

Annual Ratchet to Age 80--On the Contract Date, the GMDB is equal to the initial contribution allocated to the Investment Funds. Thereafter, the GMDB is reset to the Annuity Account Value on a Contract Date anniversary if higher than the current GMDB, through the Annuitant's age 80. The GMDB is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds.

See Appendix II for an example of the calculation of the GMDB. Withdrawals and transfers will reduce your GMDB, see "How Withdrawals and Transfers Affect Your GMDB and GMIB" below.

How Payment is Made

We will pay the death benefit to the beneficiary in the form of the income annuity option you have chosen under your Certificate. If no income annuity option has been chosen at the time of your death, the beneficiary will receive the death benefit in a lump sum. However, subject to Equitable Life's rules then in effect and any other applicable requirements under the Code, the beneficiary may elect to apply the death benefit amount to one or more income annuity options offered by Equitable Life. See "Income Annuity Options" in Part 5.

Successor Annuitant

If you elect to have your spouse be both the sole primary beneficiary and the successor Annuitant/ Certificate Owner, then no death benefit is payable until your surviving spouse's death.

On the Processing Date following your death, if the successor
Annuitant/Certificate Owner election was elected at issue of the Certificate and is in effect at your death, the GMDB will be reset at the greater of the current GMDB and the current Annuity Account Value in the Investment Funds.

In determining whether the GMDB will continue to grow, we will use the age (as of the Processing Date) of the successor Annuitant/Certificate Owner.

GMIB

GMIB, available under the Combined GMDB/GMIB Benefit (Plan A), may not currently be available in your state. State availability information may be obtained from your agent. GMIB is also not available once either the IRA Assured Payment Option or IRA APO Plus is in effect. If you terminate either option so that the Certificate operates under Rollover IRA rules, GMIB will not be available.

GMIB is an optional benefit which provides a minimum amount of guaranteed lifetime future income with respect to the Investment Funds. It operates through application of your Annuity Account Value in the Investment Funds under the IRA Assured Payment Option (discussed in Part 5).

On the Transaction Date that you exercise GMIB, your periodic lifetime income that will be provided under the IRA Assured Payment Option will be the greater of (i) your GMIB, and (ii) the amount of income that would be provided based on your Annuity Account Value in the Investment Funds as of the Transaction Date and our then current annuity purchase factors.

If you have any Annuity Account Value in the Guaranteed Period Account as of the Transaction Date that you exercise GMIB, such Annuity Account Value will also be applied (at current annuity purchase factors) toward providing payments under the IRA Assured Payment Option. Such Annuity Account Value will increase the payments provided by GMIB. A market value adjustment may apply.

Listed below are GMIB amounts per $100,000 of initial contribution, for a male age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions or withdrawals.



                  GMIB ANNUAL
                 INCOME PAYABLE
 CONTRACT DATE      FOR LIFE
  ANNIVERSARY    10 YEAR FIXED
  AT ELECTION        PERIOD
--------------  --------------
        7           $ 8,992
       10            12,160
       15            18,358
       20            27,856



Withdrawals and transfers will reduce your GMIB, see "How Withdrawals and Transfers Affect Your GMDB and GMIB" below.

GMIB may be exercised under the following conditions:

  o The IRA Assured Payment Option is elected within 30 days following the 7th or later Contract Date anniversary. However, it may not be elected earlier than your age 60, nor later than age 83; except that for issue ages 20 to 44, it may be elected 15 years after the Contract Date. If elected prior to age 60, only level payments are permitted.


  o The fixed period you select is as indicated below, based on your age at the time of election and the type of payments selected:


                LEVEL PAYMENTS
---------------------------------------------
     AGE AT ELECTION          FIXED PERIOD
-----------------------  --------------------
      60 through 75             10 years
      76 through 78         85 less your age
      79 through 83             7 years

             INCREASING PAYMENTS
---------------------------------------------
     AGE AT ELECTION          FIXED PERIOD
-----------------------  --------------------
      60 through 70             15 years
      71 through 75             12 years
      76 through 80             9 years
      81 through 83             6 years


  o Payments start one payment mode after the IRA Assured Payment Option goes into effect.


Each year on your Contract Date anniversary, if you are eligible to exercise GMIB, we will send you an eligibility notice illustrating how much income could be provided under such option on the Contract Date anniversary. You may then notify us within 30 days following the Contract Date anniversary if you want to exercise GMIB by submitting the proper form. The income to be provided under the IRA Assured Payment Option will be determined on the Transaction Date that we receive your request and, therefore, may differ from the eligibility notice. It will be based on either the GMIB that was determined on the Contract Date anniversary or the Annuity Account Value and our current annuity purchase factors as of such Transaction Date.

GMDB, which relates to the Investment Funds, will no longer be in effect if you elect the IRA Assured Payment Option. If you subsequently terminate the IRA Assured Payment Option and have your Certificate operate under the Rollover IRA rules, then GMDB will go back into effect based on your Annuity Account Value in the Investment Funds as of the Transaction Date that the Rollover IRA goes into effect.

You may always apply your Annuity Account Value to any of our life income annuity options. The income annuity options are discussed in Part 5. These options differ from the IRA Assured Payment Option and may provide higher or lower income levels but do not have all the features under the IRA Assured Payment Option. You may request and illustration from your agent.

Successor Annuitant/Certificate Owner

If the successor Annuitant/Certificate Owner election (discussed above) was elected at issue of the Certificate and is in effect at your death, GMIB will continue to be available on Contract Date anniversaries seven and later based on the Contract Date, provided GMIB is exercised as specified above based on the age of the successor Annuitant/Certificate Owner.

How Withdrawals and Transfers Affect Your GMDB and GMIB

Under the 6% to Age 80 Benefit and under GMIB, withdrawals or transfers from the Investment Funds greater than 6% of the Annuity Account Value and any withdrawal or transfers from the Investment Funds under the Annual Ratchet to Age 80, will cause a reduction in the GMDB (described above) and GMIB Benefit Base (described below) on a pro rata basis. This means that if you take a withdrawal of $10,000 and such withdrawal represents 10% of your Annuity Account Value as of the Transaction Date, your current GMDB and current GMIB Benefit Base will be reduced by 10%.

Under the 6% to Age 80 Benefit and under GMIB, withdrawals or transfer from the Investment Funds of 6% or less will cause a dollar-for-dollar reduction in the GMDB and GMIB Benefit Base. That means that if you take a withdrawal of $10,000, which represents less than 6% of your Annuity Account Value as of the Transaction Date, your current GMDB and current GMIB Benefit Base will be reduced by $10,000.

    GMIB Benefit Base--The GMIB Benefit Base is equal to the portion of the initial contribution allocated to the Investment Funds. Thereafter, the GMIB Benefit Base is credited with interest at 6% (3% for amounts in the Fixed Income Series) on each Contract Date anniversary through age 80, and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The GMIB Benefit Base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise GMIB.

    Your GMIB Benefit Base is applied to guaranteed minimum annuity purchase factors to determine the GMIB. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5% if GMIB is exercised within 30 days following a Contract Date anniversary in years 7 through 9 and at 3% if exercised within 30 days following the 10th or later Contract Date anniversary, and (ii) mortality based on the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. The purchase factors assume that mortality will improve in the future and are more conservative than the basis underlying current annuity purchase rates.

    Your GMIB Benefit Base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating GMIB.

The timing of your withdrawals and whether they exceed 6% threshold described above can have a significant impact on your GMDB or GMIB.

Alternate Combined GMDB/GMIB Benefit (Plan A) available for issue ages 20 through 65

In addition to a Combined GMDB/GMIB Benefit where GMDB interest is credited through age 80 (6% to Age 80 Benefit), there is a lower cost benefit where GMDB interest is credited through age 70 (6% to Age 70 Benefit). If you wish to elect this alternate benefit, you must do so in the application; otherwise the 6% to Age 80 Benefit will apply. Once elected, the benefit may not be changed.


CASH VALUE


The Cash Value under the Certificate fluctuates daily with the investment performance of the Investment Funds you have selected and reflects any upward or downward market value adjustment. See "Part 3: The Guaranteed Period Account." We do not guarantee any minimum Cash Value except for amounts in a Guarantee Period held to the Expiration Date. On any date before the Annuity Commencement Date while the Certificate is in effect, the Cash Value is equal to the Annuity Account Value less any withdrawal charge. The free corridor amount will not apply when calculating the withdrawal charge applicable upon a surrender. See "Part 6: Deductions and Charges."


SURRENDERING THE CERTIFICATES TO
RECEIVE THE CASH VALUE

You may surrender a Certificate to receive the Cash Value at any time while you are living and before the Annuity Commencement Date.

For a surrender to be effective, we must receive your written request and the Certificate at our Processing Office. The Cash Value will be determined on the Transaction Date. All benefits under the Certificate will be terminated as of that date.


You may receive the Cash Value in a single sum payment or apply it under one or more of the income annuity options. See "Income Annuity Options" in Part
5. We will usually pay the Cash Value within seven calendar days, but we may delay payment as described in "When Payments are Made" below.

For the tax consequences of surrenders, see "Part 8: Tax Aspects of the Certificates."


WHEN PAYMENTS ARE MADE

Under applicable law, application of proceeds from the Investment Funds to a variable annuity, payment of a death benefit from the Investment Funds, payment of any portion of the Annuity Account Value (less any applicable withdrawal charge) from the Investment Funds, and, upon surrender, payment of the Cash Value from the Investment Funds will be made within seven calendar days after the Transaction Date. Payments or application of proceeds from the Investment Funds can be deferred for any period during which (1) the New York Stock Exchange is closed or trading on it is restricted, (2) sales of securities or determination of the fair value of an Investment Fund's assets is not reasonably practicable because of an emergency, or (3) the SEC, by order, permits us to defer payment in order to protect persons with interest in the Investment Funds.

We can defer payment of any portion of the Annuity Account Value in the Guaranteed Period Account for up to six months while you are living. We may also defer payments for any amount attributable to a contribution made in the form of a check for a reasonable amount of time (not to exceed 15 days) to permit the check to clear.

ASSIGNMENT

The Certificates are not assignable or transferable except through surrender to us. They may not be borrowed against or used as collateral for a loan or other obligation.


SERVICES WE PROVIDE

O     REGULAR REPORTS

 o Statement of your Certificate values as of the last day of the calendar year;

 o      Three additional reports of your Certificate values each year;

 o      Annual and semi-annual statements of each trust; and

 o      Written confirmation of financial transactions.

O     TOLL-FREE TELEPHONE SERVICES

 o Call 1-800-789-7771 for a recording of daily Accumulation Unit Values and Guaranteed Rates applicable to the Guarantee Periods. Also call during our regular business hours to speak to one of our customer service representatives.

O     PROCESSING OFFICE

 o    FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

      Equitable Life
      Income Management Group
      Post Office Box 13014
      Newark, NJ 07188-0014

 o    FOR CONTRIBUTIONS SENT BY EXPRESS MAIL:

      Equitable Life
      c/o First Chicago National Processing Center
      300 Harmon Meadow Boulevard, 3rd Floor
      Attn: Box 13014
      Secaucus, NJ 07094

 o    FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
      WITHDRAWALS) SENT BY REGULAR MAIL:

      Equitable Life
      Income Management Group
      P.O. Box 1547
      Secaucus, NJ 07096-1547

 o    FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
      WITHDRAWALS) SENT BY EXPRESS MAIL:

      Equitable Life
      Income Management Group
      200 Plaza Drive
      Secaucus, NJ 07096


DISTRIBUTION OF THE CERTIFICATES


As the distributor of the Certificates, Equitable Distributors, Inc. (EDI), an indirect wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the Certificates. EDI also serves as the principal underwriter of the Separate Account under the 1940 Act. EDI is registered with the SEC as a broker-dealer under the Exchange Act and is a member of the National Association of Securities Dealers, Inc. EDI's principal business address is 1290 Avenue of the Americas, New York, New York
10104. EDI was paid a fee of $126,914 for 1995 and $      for 1996 for its
services under its "Distribution Agreement" with Equitable Life and the Separate Account.

The Certificates will be sold by registered representatives of EDI and its affiliates, who are also our licensed insurance agents. Broker-dealer sales compensation for EDI and its affiliates will generally not exceed six percent of total contributions made under a Certificate. EDI may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion thereof to their registered representatives as commissions related to sales of the Certificates. The offering of the Certificates is intended to be continuous.

             PART 5: DISTRIBUTION METHODS UNDER THE CERTIFICATES

THE PROVISIONS DISCUSSED IN THIS PART 5 APPLY WHEN YOU ELECT THE IRA ASSURED PAYMENT OPTION OR IRA APO PLUS IN THE APPLICATION OR AS A DISTRIBUTION OPTION AT A LATER DATE, AS WELL AS TO OTHER DISTRIBUTION METHODS UNDER YOUR CERTIFICATE.


The Rollover IRA Certificates offer several distribution methods specifically designed to provide retirement income. The Choice Income Plan which includes the IRA Assured Payment Option and IRA APO Plus, may be elected in the application or as a distribution option at a later date. In addition, the Certificates provide for Lump Sum Withdrawals, Substantially Equal Payment Withdrawals, Systematic Withdrawals and Minimum Distribution Withdrawals. Fixed and variable income annuity options are also available for amounts to be applied at the Annuity Commencement Date. The IRA Assured Payment Option and IRA APO Plus may not be available in all states.


The Certificates are subject to the Code's minimum distribution requirements. Generally, distributions from these Certificates must commence by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. Subsequent distributions must be made by December 31st of each calendar year. If you do not commence minimum distributions in the calendar year in which you attain age 70 1/2, and wait until the three month period (January 1 to April 1) in the next calendar year to commence minimum distributions, then you must take two required minimum distributions in that calendar year. If the required minimum distribution is not made, a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn may apply. See "Part 8: Tax Aspects of the Certificates" for a discussion of various special rules concerning the minimum distribution requirements.


For IRA retirement benefits subject to minimum distribution requirements, we will send a form outlining the distribution options available before you reach age 70 1/2 (if you have not annuitized before that time).

IRA ASSURED PAYMENT OPTION

The IRA Assured Payment Option is designed to provide you with guaranteed payments for your life (SINGLE LIFE) or for the lifetime of you and a joint Annuitant you designate (JOINT AND SURVIVOR) through a series of distributions from the Annuity Account Value that are followed by Life Contingent Annuity payments. Payments you receive during the fixed period are designed to pay out the entire Annuity Account Value by the end of the fixed period and to meet or exceed minimum distribution requirements, if applicable. See "Minimum Distribution Withdrawals" below. The fixed period ends with the distribution of the Maturity Value of the last Guarantee Period, or distribution of the final amount in the Modal Payment Portion of the Guaranteed Period Account. The fixed period may also be referred to as the "liquidity period" as during this period, you have access to the Cash Value through Lump Sum Withdrawals or surrender of the Certificate, with lifetime income continuing in reduced amounts.

After the fixed period, the payments are made under the Life Contingent Annuity described below.


You may elect the IRA Assured Payment Option at any time if your initial contribution or Annuity Account Value is at least $10,000 at the time of election, by submitting a written request satisfactory to us. The IRA Assured Payment Option may be elected at ages 59 1/2 through 83. If you are over age 70 1/2, the availability of this option may be restricted under certain limited circumstances. See "Tax Considerations for the IRA Assured Payment Option and IRA APO Plus" in Part 8. The IRA Assured Payment Option with level payments (described below) may be elected at ages as young as 45. However, there are tax considerations that should be taken into account before electing level payments under the IRA Assured Payment Option if you are under age 59 1/2. See "Penalty Tax on Early Distributions" in Part 8. The IRA Assured Payment Option with increasing payments (described below) may be elected at ages as young 53 1/2 provided payments do not start before you attain age 59 1/2.

Once the IRA Assured Payment Option is elected, all amounts currently held under your Rollover IRA must be allocated to the Guarantee Periods, the Modal Payment Portion of the Guaranteed Period Account, if applicable, and the Life Contingent Annuity. See "Allocation of Contributions or Annuity Account Value" below. Subsequent contributions may be made according to the rules set forth below and in "Tax-Free Transfers and Rollovers" in Part 8.


Subsequent Contributions under the IRA Assured
Payment Option

Subsequent "regular" IRA contributions may no longer be made for the taxable year in which you attain age 70 1/2 and thereafter. Subsequent rollover and direct transfer contributions may be made at any time until the earlier of
(i) when you attain age 84 and (ii) when the Certificate is within seven years of the end of the fixed period while the IRA Assured Payment Option is in effect. However, any amount contributed after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Payments


You may elect to receive monthly, quarterly or annual payments. However, all payments are made on the 15th of the month. Payments to be made on an Expiration Date during the fixed period represent distributions of the Maturity Values of serially maturing Guarantee Periods on their Expiration Dates. Payments to be made monthly, quarterly or annually on dates other than an Expiration Date represent distributions from amounts in the Modal Payment Portion of the Guaranteed Period Account. See "Part 3: The Guaranteed Period Account."


You have a choice of receiving level payments during the fixed period and then under the Life Contingent Annuity. Or, you may elect to receive payments that increase. During the fixed period, payments are designed to increase by 10% every three years on each third anniversary of the payment start date. After the end of the fixed period, your first payment under the Life Contingent Annuity will be 10% greater than the final payment made under the fixed period. Thereafter, payments will increase annually on each anniversary of the payment start date under the Life Contingent Annuity based on the annual increase, if any, in the Consumer Price Index, but in no event greater than 3% per year.


Payments will generally start one payment mode from the date the IRA Assured Payment Option goes into effect. Or you may choose to defer the date payments will start generally for a period of up to 60 months. Deferral of the payment start date permits you to lock in rates at a time when you may consider current rates to be high, while permitting you to delay receiving payments if you have no immediate need to receive income under your Certificate. In making this decision, you should consider that the amount of income you purchase is based on the rates applicable on the Transaction Date, so if rates rise during the interim, your payments may be less than they would have been if you had elected the IRA Assured Payment Option at a later date. Deferral of the payment start date is not available above age 80. Before you elect to defer the date your payments will start, you should consider the consequences of this decision on the requirement under the Code that you take minimum distributions each calendar year with respect to the value of your IRA. See "Required Minimum Distributions" in Part 8. The ability to defer the payment start date may not be available in all states. Also, if amounts are applied to the IRA Assured Payment Option as a result of the GMIB (discussed in Part 4), deferral of the payment start date is not permitted.

Required minimum distributions will be calculated based on the Annuity Account Value in each Guarantee Period and the deemed value of the Life Contingent Annuity for tax purposes. If at any time your payment under the IRA Assured Payment Option would be less than the minimum amount required to be distributed under minimum distribution rules, we will notify you of the difference. You will have the option to have an additional amount withdrawn under your Certificate and such withdrawal will be treated as a Lump Sum Withdrawal; however, no withdrawal charge will apply. An adjustment will be made to future scheduled payments. Or, you may take the amount from other IRA funds you may have. See "Lump Sum Withdrawals" below and "Required Minimum Distributions" in Part 8.

See Appendix III for an example of payments purchased under an IRA Assured Payment Option.


Fixed Period

If you elect level payments, you may select a fixed period of not less than seven years nor more than 15 years. The maximum fixed period available based on your age at issue of the Certificate (or age at the time of election if the IRA Assured Payment Option is elected after issue) is as follows:

                          MAXIMUM
       AGE*             FIXED PERIOD
-----------------  --------------------
45 through 70          15 years
71 through 78          85  less your age
79 through 83           7 years

The minimum and maximum fixed period will be reduced by each year you defer the date payments will start.

If you elect increasing payments, you do not have a choice as to the fixed period. Based on your age at issue of the Certificate (or age at the time of election if the IRA Assured Payment Option is elected after issue), your fixed period will be as follows:

       AGE*           FIXED PERIOD
-----------------  ----------------
59 1/2 through 70       15 years
71 through 75           12 years
76 through 80            9 years
81 through 83            6 years

If you elect increasing payments and defer the date payments will start, your fixed period will be as follows:

                       FIXED PERIOD BASED ON
                          DEFERRAL PERIOD
                   ---------------------------
                        1-36          37-60
       AGE*            MONTHS         MONTHS
-----------------  -------------  ------------
53 1/2 through 70      12 years        9 years
71 through 75           9 years        9 years
76 through 80           6 years        6 years
81 through 83            N/A            N/A

* For joint and survivor, the fixed period is based on the age of the younger Annuitant.


If amounts are applied to the IRA Assured Payment Option as a result of the GMIB, the fixed periods will be as discussed under "GMIB" in Part 4.

Allocation of Contributions or Annuity Account Value

If the IRA Assured Payment Option is elected in the application, then based on the amount of your initial contribution, your age and sex (and the age and sex of the joint Annuitant, if applicable), the mode of payment, the form of payments and the fixed period you select, your entire contribution will be allocated by us. A portion of the initial contribution will be allocated among the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account, if applicable, to provide fixed period payments and a portion will be applied under the Life Contingent Annuity in order to provide the payments for life. For initial contributions of $500,000 or more, amounts allocated to the Life Contingent Annuity may also be based on your underwriting classification. In general, underwriting classification is based on your medical history and smoker status and may result in a smaller allocation of amounts to the Life Contingent Annuity if your classification is lower than our standard class. If the IRA Assured Payment Option is elected any time after issue of the Rollover IRA Certificate or if you cancel IRA APO Plus (discussed below) and elect the IRA Assured Payment Option, then based on your Annuity Account Value and the information you provide as described above, your entire Annuity Account Value, including any amounts currently invested in the Investment Funds, will be allocated by us among the Guarantee Periods, the Modal Payment Portion of the Guaranteed Period Account, if applicable, and applied under the Life Contingent Annuity. While the IRA Assured Payment Option is in effect, no amounts may be allocated to the Investment Funds. If amounts in the Guarantee Periods are transferred, a market value adjustment may apply.


If you elect the IRA Assured Payment Option in the application and your initial contribution will come from multiple sources, your application must also indicate that contributions are to be allocated to the Money Market Fund under the Rollover IRA described in Part 4. Election of the IRA Assured Payment Option must include your instructions to apply your Annuity Account Value, on the date the last such contribution is received, under the IRA Assured Payment Option as described above.


Any subsequent contributions made while the IRA Assured Payment Option is in effect must be allocated to the Guarantee Periods and applied to the Life Contingent Annuity. We will determine the allocation of such contributions, such that your payments will be increased and the fixed period and date that payments are to start under the Life Contingent Annuity will remain the same.

Life Contingent Annuity

The Life Contingent Annuity provides lifetime payments starting after the end of the fixed period. The portion of your contributions or Annuity Account Value applied under the Life Contingent Annuity does not have a Cash Value or an Annuity Account Value and, therefore, does not provide for transfers or withdrawals. Once the fixed period has ended and payments have begun under the Life Contingent Annuity, subsequent amounts may no longer be applied under the Life Contingent Annuity.

THERE IS NO DEATH BENEFIT PROVIDED UNDER THE LIFE CONTINGENT ANNUITY AND ANNUITY INCOME IS PAID ONLY IF YOU (OR A JOINT ANNUITANT) ARE LIVING AT THE DATE ANNUITY BENEFITS BEGIN. BENEFITS ARE ONLY PAID DURING YOUR LIFETIME AND, IF APPLICABLE, THE LIFETIME OF A JOINT ANNUITANT. CONSEQUENTLY, YOU SHOULD CONSIDER THE POSSIBILITY THAT NO AMOUNTS WILL BE PAID UNDER THE LIFE CONTINGENT ANNUITY IF YOU (OR A JOINT ANNUITANT) DO NOT SURVIVE TO THE DATE PAYMENTS ARE TO START UNDER SUCH ANNUITY.

You may elect to have the Life Contingent Annuity provide level or increasing payments on a Single Life or a Joint and 100% to Survivor basis. If you elect increasing payments, the payments will increase annually based on the increase, if any, in the Consumer Price Index, but in no event greater than 3% per year. The Life Contingent Annuity may also provide payments on a Joint and one-half to Survivor or a Joint and two-thirds to Survivor basis.

Payments under the Life Contingent Annuity will be made to you during your lifetime (and the lifetime of the joint Annuitant, if applicable) on the same payment mode and date as the payments that were made during the fixed period.

Election Restrictions under Joint and
Survivor

Election of the IRA Assured Payment Option with a Joint and Survivor form of the Life Contingent Annuity is subject to the following restrictions: (i) the joint Annuitant must be your spouse; (ii) neither you nor the joint Annuitant can be over age 83; (iii) under level payments if you elect the Joint and 100% to Survivor form, only the longest fixed period is permitted; and (iv) the fixed period may be limited by the minimum distribution rules. See "Required Minimum Distributions" in Part 8.

Withdrawals under the IRA Assured
Payment Option

While the IRA Assured Payment Option is in effect, if you take a Lump Sum Withdrawal as described under "Lump Sum Withdrawals" below (or if a Lump

Sum Withdrawal is made to satisfy minimum distribution requirements under the Certificate), such withdrawals will be taken from all remaining Guarantee Periods to which your Annuity Account Value is allocated and the Modal Payment Portion of the Guaranteed Period Account, if applicable, such that the amount of the payments and the length of the fixed period will be reduced, and the date payments are to start under the Life Contingent Annuity will be accelerated. Additional amounts above the amount of the requested withdrawal will be withdrawn from the Guaranteed Period Account and applied to the Life Contingent Annuity to the extent necessary to achieve this result. As a result, the same pattern of payments will continue in reduced amounts for your life, and if applicable, the life of your joint Annuitant. If you have elected increasing payments, the first reduction in your payments will take place no later than the date of the next planned increase.

Substantially Equal Payment Withdrawals, Systematic Withdrawals and Minimum Distribution Withdrawals may not be elected while the IRA Assured Payment Option is in effect. See "Substantially Equal Payment Withdrawals," "Systematic Withdrawals" and "Minimum Distribution Withdrawals," below.

Death Benefit


Once you have elected the IRA Assured Payment Option, if a death benefit becomes payable during the fixed period we will pay the death benefit amount, as described under "Death Benefit" in Part 4, to the designated beneficiary. Unless you have elected a Joint and Survivor form under the Life Contingent Annuity, no payment will be made under the Life Contingent Annuity. The death benefit payable relates only to the Guarantee Periods under the Certificate; a death benefit is never payable under the Life Contingent Annuity.


If you have elected a Joint and Survivor form of annuity under the Life Contingent Annuity, payments will be made to you or the joint Annuitant, if living on the date payments are to start. The designated beneficiary and the joint Annuitant must be your spouse.


Termination of the IRA Assured
Payment Option


The IRA Assured Payment Option will be terminated if: (i) you cancel such option at any time by sending a written request satisfactory to us; (ii) you submit a subsequent contribution and you do not want it applied under the IRA Assured Payment Option; (iii) you request a transfer of your Annuity Account Value as described under "Transfers Among Investment Options" in Part 4, while the IRA Assured Payment Option is in effect; or (iv) you request a change in the date the payments are to start under the Life Contingent Annuity. Once the IRA Assured Payment Option is terminated, in order to receive distributions from your Annuity Account Value you must utilize the withdrawal options described under "Withdrawal Options" below. Although the Life Contingent Annuity will continue in effect and payments will be made if you or your joint Annuitant, if applicable, are living on the date payments are to start, additional Life Contingent Annuity payments may not be purchased. You may elect to start the IRA Assured Payment Option again by submitting a written request satisfactory to us, but no sooner than three years after the Option was terminated. If you elected the IRA Assured Payment Option at age 70 1/2 or older and subsequently terminate this Option, required minimum distributions must continue to be made with respect to your Certificate.

Before terminating the IRA Assured Payment Option, you should consider the implications this may have under the minimum distribution requirements. See "Tax Considerations for the IRA Assured Payment Option and IRA APO Plus" in
Part 8.



Income Annuity Options and Surrendering
the Certificates


If you elect an annuity benefit as described under "Income Annuity Options" below, or surrender the Certificate for its Cash Value as described under "Surrendering the Certificates to Receive the Cash Value" in Part 4, once we receive your returned Certificate, your Certificate will be returned to you with a notation that the Life Contingent Annuity is still in effect. Thereafter, no subsequent contributions will be accepted under the Certificate and no amounts may be applied under the Life Contingent Annuity.


Withdrawal Charge


While the IRA Assured Payment Option is in effect, withdrawal charges will not apply to the level or increasing payments made during the fixed period. Except as necessary to meet minimum distribution requirements under the Certificate, Lump Sum Withdrawals will be subject to a withdrawal charge and will have a 10% free corridor available. Upon termination of the IRA Assured Payment Option, the free corridor will apply as described under "Withdrawal Charge" in Part 6.


IRA APO PLUS


We may offer APO Plus as a non-qualified Certificate. This will have different tax implications.


IRA APO Plus is a variation of the IRA Assured Payment Option. IRA APO Plus is available at ages 59 1/2 through 83. It may also be elected at ages as young as 53 1/2 provided payments under IRA APO Plus do not start before you attain age 59 1/2. Except as indicated below, all provisions of the IRA Assured Payment Option apply to IRA APO Plus. IRA APO Plus enables you to keep a portion of your Annuity Account Value in the Investment Funds while periodically converting such Annuity Account Value to increase the guaranteed lifetime income under the IRA Assured Payment Option. When you elect IRA APO Plus, a portion of your initial contribution or Annuity Account Value as applicable is allocated by us to the IRA Assured Payment Option to provide a minimum guaranteed lifetime income through allocation of amounts to the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account, if applicable, and application of amounts to the Life Contingent Annuity. The remaining Annuity Account Value remains in the Investment Funds. Periodically during the fixed period (as described below), a portion of the remaining Annuity Account Value in the Investment Funds is applied to increase the guaranteed level payments under the IRA Assured Payment Option.

IRA APO Plus allows you to remain invested in the Investment Funds for longer than would be possible if you applied your entire Annuity Account Value all at once to the IRA Assured Payment Option or to an income annuity option, while utilizing an "exit strategy" to provide retirement income.


If IRA APO Plus is elected in the application, we may require that the portion of the initial contribution to be allocated to the Investment Funds, be allocated to the Money Market Fund until the end of the free look period. See "Free Look Period" in Part 4.


The fixed period under IRA APO Plus will be based on your age (or the age of the younger Annuitant if Joint and Survivor is elected) at issue of the Certificate (or age at the time of election if IRA APO Plus is elected after issue) and will be the same as the periods indicated for increasing payments under "IRA Assured Payment Option" above.

You may elect to defer the payment start date as described in "Payments" under "IRA Assured Payment Option," above. The fixed period will also be as indicated for deferral of the payment start date for increasing payments under the IRA Assured Payment Option.

You elect IRA APO Plus in the application or at a later date by submitting the proper form. IRA APO Plus may not be elected if the IRA Assured Payment Option is already in effect.

The amount applied under IRA APO Plus is either the initial contribution if IRA APO Plus is elected at issue of the Certificate, or the Annuity Account Value if IRA APO Plus is elected after issue of the Certificate. Out of a portion of the amount applied, level payments are provided under the IRA Assured Payment Option equal to the initial payment that would have been provided on the Transaction Date by the allocation of the entire amount to increasing payments as described in "Payments" under "IRA Assured Payment Option," above. The difference between the amount required for level payments and the amount required for increasing payments is allocated to the Investment Funds in accordance with your instructions. If you have Annuity Account Value in the Guaranteed Period Account at the time this option is elected, a market value adjustment may apply as a result of such amounts being transferred to effect the IRA Assured Payment Option.

On the third February 15th following the date the first payment is made (if payments are to be made on February 15th, the date of the first payment will be counted as the first February 15th) during the fixed period while you are living, a portion of the Annuity Account Value in the Investment Funds is taken pro rata from the Annuity Account Value in each Investment Fund and is applied to increase the level payments under the IRA Assured Payment Option. If a deferral period of three years or more is elected, a portion of the Annuity Account Value in the Investment Funds will be applied on the February 15th prior to the date the first payment is made, to increase the initial level payments. If payments are to be made on February 15th, the date of the first payment will be counted as the first February 15th.

The amount applied is the amount which provides for level payments equal to the initial payment that would have been provided by the allocation of the entire Annuity Account Value to increasing payments, as described in the preceding paragraph. This process is repeated each third year during the fixed period. The first increased payment will be reflected in the payment made following three full years of payments and then every three years thereafter. On the Transaction Date immediately following the last payment during the fixed period, the remaining Annuity Account Value in the Investment Funds is first applied to the Life Contingent Annuity to change the level payments previously purchased to increasing payments. If there is any Annuity Account Value remaining after the increasing payments are purchased, this balance is applied to the Life Contingent Annuity to further increase such increasing payments. If the Annuity Account Value in the Investment Funds is insufficient to purchase the increasing payments, then the level payments previously purchased will be increased to the extent possible.

While IRA APO Plus provides a minimum guaranteed lifetime payment under the IRA Assured Payment Option, the total amount of income that can be provided over time will depend on the investment performance of the Investment Funds in which you have Annuity Account Value, as well as the current Guaranteed Rates and the cost of the Life Contingent Annuity, which may vary. Consequently, the aggregate amount of guaranteed lifetime income under IRA APO Plus may be more or less than the amount that could have been purchased by application at the outset of the entire initial contribution or Annuity Account Value to the IRA Assured Payment Option.


See Appendix III for an example of the payments purchased under IRA Assured Payment Option and IRA APO Plus.

In calculating your required minimum distributions your Annuity Account Value in the Investment Funds, the Annuity Account Value in each Guarantee Period, any amount in the Modal Payment Portion of the Guaranteed Period Account, and the deemed value of the Life Contingent Annuity for tax purposes will be taken into account as described in "Payments" under "IRA Assured Payment Option," above. Also see "Required Minimum Distributions" in Part 8.


Allocation of Subsequent Contributions under IRA APO Plus

Any subsequent contributions you make may only be allocated to the Investment Funds, where it is later applied by us under the IRA Assured Payment Option. Subsequent contributions will be allocated among the Investment Funds according to your allocation percentages. Allocation percentages can be changed at any time by writing to our Processing Office. Subsequent contributions may no longer be made after the end of the fixed period.

Transfers Among Investment Options under IRA APO Plus

While IRA APO Plus is in effect, you may transfer all or a portion of your Annuity Account Value in the Investment Funds, among the Investment Funds in any way you choose. However, you may not transfer Annuity Account Value from the Investment Funds to the Guaranteed Period Account.

Withdrawals under IRA APO Plus

While IRA APO Plus is in effect, if you take a Lump Sum Withdrawal as described under "Lump Sum Withdrawals" below (or if a Lump Sum Withdrawal is made to satisfy minimum distribution requirements under the Certificate), such withdrawals will be taken on a pro rata basis from your Annuity Account Value in the Investment Funds unless you specify otherwise. If there is insufficient value in the Investment Funds the excess will be taken from the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account, if applicable, as described under "Withdrawals under the IRA Assured Payment Option" above.

A Lump Sum Withdrawal taken to satisfy minimum distribution requirements under the Certificate will not be subject to a withdrawal charge.

Death Benefit


Once you have elected IRA APO Plus, if a death benefit becomes payable during the fixed period we will pay the death benefit amount as described under "Death Benefit" in Part 4, to the designated beneficiary. Unless you have elected Joint and Survivor under the Life Contingent Annuity, no payment will be made under the Life Contingent Annuity. The death benefit relates only to the Investment Funds and the Guarantee Periods under the Certificate; a death benefit is never payable under the Life Contingent Annuity.


Termination of IRA APO Plus


You may terminate IRA APO Plus at any time by submitting a request satisfactory to us. In connection with the termination, you may either (i) elect to terminate IRA APO Plus at any time and have your Certificate operate under the Rollover IRA rules (see "Part 4: Provisions of the Certificates and Services We Provide") or (ii) elect the IRA Assured Payment Option (GMIB, discussed in Part 4 may apply) with level or increasing payments. In the latter case your remaining Annuity Account Value in the Investment Funds will be allocated to the Guaranteed Period Account and applied under the Life Contingent Annuity. A market value adjustment may apply for any amounts allocated from a Guarantee Period. At least 45 days prior to the end of each three year period, we will send you a quote indicating how much future income could be provided under the IRA Assured Payment Option. The quote would be based on your current Annuity Account Value, current Guaranteed Rates for the Guarantee Periods and current purchase rates under the Life Contingent Annuity as of the date of the quote. The actual amount of future income would depend on the rates in effect on the Transaction Date.


WITHDRAWAL OPTIONS

The Rollover IRA is an annuity contract, even though you may elect to receive your benefits in a non-annuity form. You may take withdrawals from your Certificate before the Annuity Commencement Date and while you are alive. Four withdrawal options are available: Lump Sum Withdrawals, Substantially Equal Payment Withdrawals, Systematic Withdrawals and Minimum Distribution Withdrawals. Withdrawals may result in withdrawal charges. See

"Part 6: Deductions and Charges." Special withdrawal rules may apply under the IRA Assured Payment Option and IRA APO Plus.

Amounts withdrawn from the Guaranteed Period Account, other than at the Expiration Date, will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3. Withdrawals may be taxable and subject to tax penalty. See "Part 8: Tax Aspects of the Certificates."

As a deterrent to early withdrawal (generally prior to age 59 1/2) the Code provides certain penalties. We may also be required to withhold income taxes from the amount distributed. These rules are outlined in "Part 8: Tax Aspects of the Certificates."


LUMP SUM WITHDRAWALS


You may take a Lump Sum Withdrawal at any time subject to a minimum withdrawal amount of $1,000. A request to withdraw more than 90% of the Cash Value as of the Transaction Date will result in the termination of the Certificate and will be treated as a surrender of the Certificate for its Cash Value. See "Surrendering the Certificates to Receive the Cash Value," in
Part 4.

To make a Lump Sum Withdrawal, you must submit a request satisfactory to us which specifies the Investment Options from which the Lump Sum Withdrawal will be taken. If we have received the information we require, the requested withdrawal will become effective on the Transaction Date and proceeds will usually be mailed within seven calendar days thereafter, but we may delay payment as described in "When Payments Are Made" in Part 4. If we receive only partially completed information, our Processing Office will contact you for specific instructions before your request can be processed.

Lump Sum Withdrawals in excess of the 15% free corridor amount may be subject to a withdrawal charge. While either the IRA Assured Payment Option or IRA APO Plus is in effect, Lump Sum Withdrawals that exceed the 10% free corridor amount may be subject to a withdrawal charge. See "Withdrawal Charge" in Part 6.


SUBSTANTIALLY EQUAL PAYMENT WITHDRAWALS


Substantially Equal Payment Withdrawals provide distributions from the Annuity Account Value of the amounts necessary so that the 10% penalty tax, normally applicable to distributions made prior to age 59 1/2, does not apply. See "Penalty Tax on Early Distributions," in Part 8. Once distributions begin, they should not be changed or stopped until the later of age 59 1/2 or five years from the date of the first distribution. If you change or stop the distributions or take a Lump Sum Withdrawal, you may be liable for the 10% penalty tax that would have otherwise been due on all prior distributions made under this option and for any interest thereon.


Substantially Equal Payment Withdrawals may be elected at any time if you are below age 59 1/2. You can elect this option by submitting the proper form. You select the day and the month when the first withdrawal will be made, but it may not be sooner than 28 days after the issue of the Certificate. In no event may you elect to receive the first payment in the same Contract Year in which a Lump Sum Withdrawal was taken. We will calculate the amount of the distribution under a method we select and payments will be made monthly, quarterly or annually as you select. These payments will continue to be made until we receive written notice from you to cancel this option. Such notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. A Lump Sum Withdrawal taken while Substantially Equal Payment Withdrawals are in effect will cancel such withdrawals. You may elect to start receiving Substantially Equal Payment Withdrawals again, but in no event can the payments start in the same Contract Year in which a Lump Sum Withdrawal was taken. We will calculate a new distribution amount.

Unless you specify otherwise, Substantially Equal Payment Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.

Substantially Equal Payment Withdrawals are not subject to a withdrawal charge.

SYSTEMATIC WITHDRAWALS

This option may be elected if you are age 59 1/2 to 70 1/2. Systematic Withdrawals provide level percentage or level amount payouts. You may choose to receive Systematic Withdrawals on a monthly, quarterly or annual frequency. You select a dollar amount or percentage of the Annuity Account Value to be withdrawn, subject to a maximum of 1.2% monthly, 3.6% quarterly and 15.0% annually, but in no event may any payment be less than $250. If at the time a Systematic Withdrawal is to be made, the withdrawal amount would be less than $250, no payment will be made and your Systematic Withdrawal election will terminate.

You select the date of the month when the withdrawals will be made, but you may not choose a date later than the 28th day of the month. If no date is selected, withdrawals will be made on the same calendar day of the month as the Contract Date. The commencement of payments under the Systematic Withdrawal option may not be elected to start sooner than 28 days after issue of the Certificate.

You may elect Systematic Withdrawals at any time by completing the proper form and sending it to our Processing Office. You may change the payment frequency of your Systematic Withdrawals once each Contract Year or cancel this withdrawal option at any time by sending notice in a form satisfactory to us. The notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. You may also change the amount or percentage of your Systematic Withdrawals once in each Contract Year. However, you may not change the amount or percentage in any Contract Year where you have previously taken another withdrawal under the Lump Sum Withdrawal option described above.

Unless you specify otherwise, Systematic Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal required or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.


Systematic Withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a Lump Sum Withdrawal previously taken in the same Contract Year, the Systematic Withdrawal exceeds the 15% free corridor amount. See "Withdrawal Charge" in Part 6.


MINIMUM DISTRIBUTION WITHDRAWALS

Minimum Distribution Withdrawals provide distributions from the Annuity Account Value of the amounts necessary to meet minimum distribution requirements set forth in the Code.

This option may be elected in the year in which you attain age 70 1/2. You can elect Minimum Distribution Withdrawals by submitting the proper election form. The minimum amount we will pay out is $250.

You may elect Minimum Distribution Withdrawals for each Certificate you own, subject to our rules then in effect. Currently, Minimum Distribution Withdrawal payments will be made annually.

Unless you specify otherwise, Minimum Distributions Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal required or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.


Minimum Distribution Withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a Lump Sum Withdrawal previously taken in the same Contract Year, the Minimum Distribution Withdrawal exceeds the 15% free corridor amount. See "Withdrawal Charge" in Part 6.


Example

The chart below illustrates the pattern of payments, under Minimum Distribution Withdrawals for a male who purchases the Rollover IRA at age 70 with a single contribution of $100,000, with payments commencing at the end of the first Contract Year.


                  PATTERN OF MINIMUM DISTRIBUTION WITHDRAWALS
                       $100,000 SINGLE CONTRIBUTION FOR A
                            SINGLE LIFE-MALE AGE 70

                      [THE FOLLOWING TABLE WAS REPRESENTED
                      AS AN AREA GRAPH IN THE PROSPECTUS]

                          Assumes 6.0% Rate of Return

                                                    Amount
                      Age                         Withdrawn
                      ---                         ---------
                       70                         $6,250
                       75                          7,653
                       80                          8,667
                       85                          8,770
                       90                          6,931
                       95                          3,727
                      100                          1,179


                     [END OF GRAPHICALLY REPRESENTED DATA]


Payments are calculated each year based on the Annuity Account Value at the end of each year, using the recalculation method of determining payments. (See "Part 1--Minimum Distribution Withdrawals" in the SAI.) Payments are made annually, and it is further assumed that no Lump Sum Withdrawals are taken.

This example assumes an annual rate of return of 6.0% compounded annually for both the Investment Funds and the Guaranteed Period Account. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return. Your investment results will vary. In addition, this example does not reflect any charges that may be applicable under the Rollover IRA. Such charges would effectively reduce the actual return.

INCOME ANNUITY OPTIONS

Income annuity options provide periodic payments over a specified period of time which may be fixed or may be based on your life. Annuity forms of payment are calculated as of the Annuity Commencement Date, which is on file with our Processing Office. You can change the Annuity Commencement Date by writing to our Processing Office any time before the Annuity Commencement Date. However, you may not choose a date later than the 28th day of any month. Also, no Annuity Commencement Date will be later than the Processing Date which follows your 90th birthday (may be different in some states).

Before the Annuity Commencement Date, we will send you a letter advising that annuity benefits are available. Unless you otherwise elect, we will pay you a fixed annuity benefit on the "normal form" indicated for your Certificate as of your Annuity Commencement Date. The amount applied to provide the annuity benefit will be (1) the Annuity Account Value for any life annuity form or
(2) the Cash Value for any period certain only annuity form except that if the period certain is more than five years, the amount applied will be no less than 95% of the Annuity Account Value.


Amounts in the Guarantee Periods that are applied to an income annuity option prior to an Expiration Date will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3.


ANNUITY FORMS

o Life Annuity: An annuity which guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no death benefit associated with this annuity form, it provides the highest monthly payment of any of the life income annuity options, so long as you are living.

o Life Annuity-Period Certain: This annuity form also guarantees payments for the rest of your life. In addition, if you die before a specific period of time (the "certain period") has ended, payments will continue to your beneficiary for the balance of the certain period. Certain periods may be 5, 10, 15 or 20 years. A life annuity with a certain period of 10 years is the normal form of annuity under the Certificates.

o Life Annuity-Refund Certain: This annuity form guarantees payments to you for the rest of your life. In addition, if you die before the amount applied to purchase this annuity option has been recovered, payments will continue to your beneficiary until that amount has been recovered. This option is available only as a fixed annuity.

o Period Certain Annuity: This annuity form guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years, and does not involve life contingencies.

o Joint and Survivor Life Annuity: This annuity form guarantees life income to you and, after your death, continuation of income to the survivor.

The life annuity-period certain and the life annuity-refund certain are available on either a single life or joint and survivor life basis.


The income annuity options outlined above are available in both fixed and variable form, unless otherwise indicated. Fixed annuity payments are guaranteed by us and will be based either on the tables of guaranteed annuity payments in your Certificate or on our then current annuity rates, whichever is more favorable for you. Variable income annuities may be funded through the Investment Funds through the purchase of annuity units. The amount of each variable annuity payment may fluctuate, depending upon the performance of the Investment Funds. That is because the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate. See "Annuity Unit Values" in the SAI. Variable income annuities may also be available by separate prospectus through the Investment Funds of other separate accounts we offer.


For all Annuitants, the normal form of annuity provides for fixed payments. We may offer other forms not outlined here. Your registered representative can provide details.

For each income annuity option, we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefit, we require the return of the Certificate.

The amount of the annuity payments will depend on the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life income annuity option, your age (or your and the joint Annuitant's ages) and in certain instances, the sex of the Annuitant(s). Once an income annuity option is chosen and payments have commenced, no change can be made.

If, at the time you elect an income annuity option, the amount to be applied is less than $2,000 or the initial payment under the option elected is less than $20 monthly, we reserve the right to pay the Annuity Account Value in a single sum rather than as payments under the annuity form chosen.

                        PART 6: DEDUCTIONS AND CHARGES


CHARGES DEDUCTED FROM THE
ANNUITY ACCOUNT VALUE


We allocate the entire amount of each contribution to the Investment Options you select, subject to certain restrictions. We then periodically deduct certain amounts from your Annuity Account Value. The charges described below and under "Charges Deducted from the Investment Funds" below will not be increased by us for the life of the Certificates. We may reduce certain charges under sponsored arrangements. See "Sponsored Arrangements" below. Charges are deducted proportionately from all the Investment Funds in which your Annuity Account Value is invested on a pro rata basis, except as noted below.


Withdrawal Charge

A withdrawal charge will be imposed as a percentage of each contribution made to the extent that (i) a Lump Sum Withdrawal or cumulative withdrawals during a Contract Year exceed the free corridor amount, or (ii) if the Certificate is surrendered to receive its Cash Value. We determine the withdrawal charge separately for each contribution in accordance with the table below.

                                      CONTRACT YEAR
                    1       2       3       4       5       6       7      8+
                 ------  ------  ------  ------  ------  ------  ------  -----
Percentage of
 Contribution      7.0%    6.0%    5.0%    4.0%    3.0%    2.0%    1.0%    0.0%

If the IRA Assured Payment Option or IRA APO Plus is in effect, the withdrawal charge will be imposed as a percentage of contributions (less withdrawals), less the amount applied under the Life Contingent Annuity.

The applicable withdrawal charge percentage is determined by the Contract Year in which the excess withdrawal is made or the Certificate is surrendered, beginning with "Contract Year 1" with respect to each contribution withdrawn or surrendered. For purposes of the table, for each contribution, the Contract Year in which we receive that contribution is "Contract Year 1."

The withdrawal charge is deducted from the Investment Options from which each such withdrawal is made in proportion to the amount being withdrawn from each Investment Option.

    Free Corridor Amount

    The free corridor amount is 15% of the Annuity Account Value at the beginning of the Contract Year, minus any amount previously withdrawn during that Contract Year.

    While either the IRA Assured Payment Option or IRA APO Plus is in effect, the free corridor amount is 10% of the Annuity Account Value at the beginning of the Contract Year.

There is no withdrawal charge if a Lump Sum Withdrawal is taken to satisfy minimum distribution requirements under the Certificate. A free corridor amount is not applicable to a surrender.

For purposes of calculating the withdrawal charge, (1) we treat contributions as being withdrawn on a first-in first-out basis, and (2) amounts withdrawn up to the free corridor amount are not considered a withdrawal of any contributions.


The withdrawal charge is to help cover sales expenses.


Withdrawal Processing Charge


We reserve the right to impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. This charge, if made, is to cover our administrative expenses in processing Lump Sum Withdrawals.

Combined GMDB/GMIB Benefit Charge (Plan A)

We deduct a charge annually on each Processing Date for providing the Combined GMDB/GMIB Benefit (Plan A). The charge is equal to a percentage of the GMDB in effect on the Processing Date. The percentage is equal to 0.45% for the 6% to Age 80 Benefit and 0.30% for the 6% to Age 70 Benefit.

GMDB Only Benefit Charge (Plan B)

We deduct a charge annually on each Processing Date for providing the GMDB Only Benefit (Plan B). The charge is equal to a percentage of the GMDB in effect on the Processing Date. For issue ages 20 through 75, the percentage is equal to 0.20%. For issue ages 76 through 78, the percentage is equal to 0.45%.


Charges for State Premium and Other
Applicable Taxes


We deduct a charge for applicable taxes, such as state or local premium taxes, that might be imposed in your state. Generally we deduct this charge from the amount applied to provide an income annuity option. In certain states, however, we may deduct the charge for taxes from contributions. The current tax charge that might be imposed varies by state and ranges from 0% to 2.25%.

CHARGES DEDUCTED FROM THE
INVESTMENT FUNDS


Mortality and Expense Risks Charge


We will deduct a daily charge from the assets in each Investment Fund to compensate us for mortality and expense risks. The daily charge is at the rate of 0.002477%, which is equivalent to an annual rate of 0.90%, on the assets in each Investment Fund. Approximately 0.60% of this annual charge is allocated to the mortality risk and 0.30% is allocated to the expense risk.

We will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Certificate. We will use any gain for any lawful purpose including payment of distribution expenses not recovered from sales charges under the Certificate.


The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each Certificate, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the GMDB exceeds the Cash Value of the Certificate.


The expense risk assumed is the risk that it will cost us more to issue and administer the Certificates than we expect.


Administration Charge

We will deduct a daily charge from the assets in each Investment Fund, to compensate us for administration expenses under the Certificates. The daily charge is at a rate of 0.000692% (equivalent to an annual rate of 0.25%) on the assets in each Investment Fund. We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.

HR TRUST CHARGES TO PORTFOLIOS

Investment advisory fees charged daily against HR Trust's assets, the Rule 12b-1 Plan fee, direct operating expenses of HR Trust (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of HR Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:



                        AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------
                                     FIRST        NEXT         OVER
                                     $350         $400         $750
                                    MILLION      MILLION      MILLION
                                 -----------  -----------  -----------
ASSET ALLOCATION SERIES:
(Alliance) Conservative
Investors ......................     .550%        .525%        .500%
(Alliance) Growth Investors  ...     .550%        .525%        .500%
EQUITY SERIES:
(Alliance) Common Stock ........     .400%        .375%        .350%
(Alliance) Global ..............     .550%        .525%        .500%
(Alliance) Aggressive Stock  ...     .500%        .475%        .450%
(Alliance) Small Cap Growth  ...
FIXED INCOME SERIES:
(Alliance) Money Market ........     .400%        .375%        .350%
(Alliance) Intermediate Govt.
Securities .....................     .500%        .475%        .450%
                                     FIRST        NEXT         OVER
                                     $500         $500          $1
                                    MILLION      MILLION      BILLION
EQUITY SERIES:
Growth & Income ................     .550%        .525%        .500%
                                     FIRST        NEXT         OVER
                                     $500          $1          $1.5
                                    MILLION      BILLION      BILLION
EQUITY SERIES:
International ..................     .900%        .850%        .800%
                                     FIRST        NEXT         OVER
                                     $750         $750         $1.5
                                    MILLION      MILLION      BILLION
(Alliance) Equity Index ........     .350%        .300%        .250%



Investment advisory fees are established under HR Trust's investment advisory agreements between HR Trust and its investment adviser, Alliance. The Rule 12b-1 Plan provides that HR Trust, on behalf of each Portfolio may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fee, which may be waived at our discretion, may be increased only by action of the Board of Trustees of HR Trust up to a maximum of 0.50% per annum. All of these fees and expenses are described more fully in the HR Trust prospectus.

EQ TRUST CHARGES TO PORTFOLIOS

Investment management fees charged daily against EQ Trust's assets, the Rule 12b-1 Plan fee, direct operating expenses of EQ Trust (such as trustees' fees, expenses of independent auditors and legal counsel, administrative service fees, custodian fees, and liability insurance), and certain investmentrelated expenses of EQ Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The investment management fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:



                                 AVERAGE DAILY NET ASSETS
                             -------------------------------
                                FIRST      NEXT       OVER
                                 $20        $30        $50
                               MILLION    MILLION    MILLION
                             ---------  ---------  ---------
T. Rowe Price International
 Stock .....................    .750%      .600%      .500%
T. Rowe Price Equity Income     .400%      .400%      .400%



                              FIRST      NEXT       OVER
                              $150       $150       $300
                             MILLION    MILLION    MILLION
                           ---------  ---------  ---------
EQ/Putnam Growth & Income     .500%      .450%      .350%
EQ/Putnam International
  Equity .................    .650%      .550%      .450%
EQ/Putnam Investors
 Growth ..................    .500%      .450%      .350%
EQ/Putnam Balanced .......    .500%      .450%      .350%
MFS Research .............    .400%      .375%      .350%
MFS Emerging Growth
  Companies ..............    .400%      .375%      .350%



                   FIRST      NEXT       NEXT       NEXT       OVER
                   $100        $50        $50       $300       $500
                  MILLION    MILLION    MILLION    MILLION    MILLION
                ---------  ---------  ---------  ---------  ---------
Morgan Stanley
 Markets
 Equity .......   1.150%      .900%      .800%      .600%      .400%
Warburg Pincus
 Small
 Company
 Value ........    .500%      .500%      .500%      .500%      .500%



                                    FIRST      NEXT       OVER
                                    $100       $200       $300
                                   MILLION    MILLION    MILLION
                                 ---------  ---------  ---------
Merrill Lynch Global Allocation     .500%      .450%      .350%
Merrill Lynch Basic Value  .....    .400%      .375%      .350%



Investment management fees are established under EQ Trust's Investment Management Agreement between EQ Trust and its investment manager, EQ Financial. EQ Financial has entered into expense limitation agreements with EQ Trust, with respect to each Portfolio, pursuant to which EQ Financial has agreed to waive or limit its fees and total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to
   %. See the prospectus for EQ Trust for more information.

The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fees, which may be waived in the discretion of EDI, may be increased only by action of the Board of Trustees of EQ Trust up to a maximum of 0.50% per annum. All of these fees and expenses are described more fully in the EQ Trust prospectus.


SPONSORED ARRANGEMENTS


For certain sponsored arrangements, we may reduce the withdrawal charge or change the minimum initial contribution requirements. Under the IRA Assured Payment Option and IRA APO Plus, we may increase Guaranteed Rates and reduce purchase rates under the Life Contingent Annuity. We may also change the guaranteed minimum death benefit and the guaranteed minimum income benefit. We may offer Investment Funds investing in Class IA shares of HR Trust and EQ Trust, which are not subject to the 12b-1 Plan fee. Sponsored arrangements include those in which an employer allows us to sell Certificates to its employees or retirees on an individual basis.


Our costs for sales, administration, and mortality generally vary with the size and stability of the sponsoring organization among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Sponsored arrangements that have been set up solely to buy Certificates or that have been in existence less than six months will not qualify for reduced charges.


We will make these and any similar reductions according to our rules in effect when a Certificate is approved for issue. We may change these rules from time to time. Any variation in the withdrawal charge will reflect differences in costs or services and will not be unfairly discriminatory.


Sponsored arrangements may be governed by the Code, the Employee Retirement Income Security Act of 1974 (ERISA), or both. We make no representations as to the impact of those and other applicable laws on such programs. WE RECOMMEND THAT EMPLOYERS PURCHASING OR MAKING CERTIFICATES AVAILABLE FOR PURCHASE UNDER A SPONSORED ARRANGEMENT SEEK THE ADVICE OF THEIR OWN LEGAL AND BENEFITS ADVISERS.

OTHER DISTRIBUTION ARRANGEMENTS


Charges may be reduced or eliminated when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and receive no commission or reduced commissions in connection with the sale of the Certificates. In no event will a reduction or elimination of charges be permitted where it would be unfairly discriminatory.

                            PART 7: VOTING RIGHTS

HR TRUST AND EQ TRUST VOTING RIGHTS

As explained previously, contributions allocated to the Investment Funds are invested in shares of the corresponding Portfolios of HR Trust and EQ Trust. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o  to elect each trust's Board of Trustees,
o  to ratify the selection of independent auditors for each trust, and
o on any other matters described in each trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because HR Trust is a Massachusetts business trust and EQ Trust is a Delaware business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Certificate Owners the opportunity to instruct us how to vote the number of shares attributable to their Certificates. If we do not receive instructions in time from all Certificate Owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Certificate Owners vote.

Each share of each trust is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.


VOTING RIGHTS OF OTHERS


Currently, we control each trust. EQ Trust shares currently are sold only to our separate accounts. HR Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Rollover IRA Certificate Owners, we currently do not foresee any disadvantages arising out of this. HR Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HR Trust's response to any of those events insufficiently protects our Certificate Owners, we will see to it that appropriate action is taken to protect our Certificate Owners.


SEPARATE ACCOUNT VOTING RIGHTS


If actions relating to the Separate Account require Certificate Owner approval, Certificate Owners will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. Each Certificate Owner who has elected a variable annuity payout may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in an Investment Fund divided by the Accumulation Unit Value for that Investment Fund. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by Certificate Owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

                   PART 8: TAX ASPECTS OF THE CERTIFICATES


TAX-QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Introduction

The Rollover IRA Certificate is designed to qualify as an IRA under Section 408(b) of the Code. Your rights under the Rollover IRA cannot be forfeited.

This prospectus contains the information which the Internal Revenue Service
(IRS) requires to be disclosed to an individual before he or she purchases an IRA.

This Part covers some of the special tax rules that apply to individual retirement arrangements. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the Federal tax law.

This prospectus provides our general understanding of applicable Federal income tax rules, but does not provide detailed tax information and does not address issues such as state income and other taxes or Federal gift and estate taxes. Please consult a tax adviser when considering the tax aspects of the Rollover IRA Certificates.

Further information on IRA tax matters can be obtained from any IRS district office. Additional information regarding IRAs, including a discussion of required distributions, can be found in IRS Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually.

The Rollover IRA Certificate has been approved by the IRS as to form for use as an IRA. This IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

Cancelation


You can cancel a Certificate issued as an IRA by following the directions in
Part 4 under "Free Look Period." Since there may be adverse tax consequences if a Certificate is canceled (and because we are required to report to the IRS certain distributions from canceled IRAs), you should consult with a tax adviser before making any such decision. If you cancel this Certificate, you may establish a new individual retirement arrangement if at the time you meet the requirements for establishing an individual retirement arrangement.


Contributions to IRAs

Individuals may make three different types of contributions to purchase an IRA, or as later additions to an existing IRA: "regular" contributions out of earnings, tax-free "rollover" contributions from tax-qualified plans, or direct custodian-to-custodian transfers from other individual retirement arrangements ("direct transfers").


The initial contribution to the Certificate must be either a rollover or a direct custodian-to-custodian transfer. See "Tax-Free Transfers and Rollovers," discussed below. Any subsequent contributions you make may be any of rollovers, direct transfers or "regular" IRA contributions. See "Contributions Under the Certificates" in Part 4. The immediately following discussion relates to "regular" IRA contributions. For the reasons noted in "Tax-Free Transfers and Rollovers" below, you should consult with your tax adviser before making any subsequent contributions to an IRA which is intended to serve as a "conduit" IRA.


Generally, $2,000 is the maximum amount of deductible and nondeductible contributions which may be made to all IRAs by an individual in any taxable year. The above limit may be less when the individual's earnings are below $2,000. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into an IRA.

The amount of IRA contributions for a tax year that an individual can deduct depends on whether the individual (or the individual's spouse, if a joint return is filed) is covered by an employer-sponsored tax-favored retirement plan. If the individual's spouse does not work or elects to be treated as having no compensation, the individual and the individual's spouse may contribute up to $2,250 to individual retirement arrangements (but no more than $2,000 to any one individual retirement arrangement). The non-working spouse owns his or her individual retirement arrangements, even if the working spouse makes contributions to purchase the spousal individual retirement arrangements.

If neither the individual nor the individual's spouse is covered during any part of the taxable year by an employer-sponsored tax-favored retirement plan (including a qualified plan, a tax sheltered account or annuity under Section 403(b) of the Code (TSA) or a simplified employee pension plan), then regardless of adjusted gross income (AGI), each working spouse may make deductible contributions to an IRA for each tax year (MAXIMUM PERMISSIBLE DOLLAR DEDUCTION) up to the lesser of $2,000 or 100% of compensation. In certain cases, individuals covered by a tax-favored retirement plan include persons eligible to participate in the plan although not actually participating. Whether or not a person is covered by a retirement plan will be reported on an employee's Form W-2.

If the individual is single and covered by a retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $25,000 and $35,000. If the individual is married and files a joint return, and either the individual or the spouse is covered by a tax-favored retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $40,000 and $50,000. If the individual is married, files a separate return and is covered by a tax-favored retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $0 and $10,000. Married individuals filing separate returns must take into account the retirement plan coverage of the other spouse, unless the couple has lived apart for the entire taxable year. If AGI is below the phase-out range, an individual is entitled to the Maximum Permissible Dollar Deduction. In computing the partial deduction for IRA contributions the individual must round the amount of the deduction to the nearest $10. The permissible deduction for IRA contributions is a minimum of $200 if AGI is less than the amount at which the deduction entirely phases out.

If the individual (or the individual's spouse, unless the couple has lived apart the entire taxable year and their filing status is married, filing separately) is covered by a tax-favored retirement plan, the deduction for IRA contributions must be computed using one of two methods. Under the first method, the individual determines AGI and subtracts $25,000 if the individual is a single person, $40,000 if the individual is married and files a joint return with the spouse, or $0 if the individual is married and files a separate return. The resulting amount is the individual's Excess AGI. The individual then determines the limit on the deduction for IRA contributions using the following formula:

                                    Maximum               Adjusted
                                  Permissible              Dollar
$10,000-Excess AGI                  Dollar                Deduction
    $10,000           X           Deduction       =        Limit


Under the second method, the individual determines his or her Excess AGI and then refers to the table in Appendix IV originally prepared by the IRS to determine the deduction.


Contributions may be made for a tax year until the deadline for filing a Federal income tax return for that tax year (without extensions). No contributions are allowed for the tax year in which an individual attains age 70 1/2 or any tax year after that. A working spouse age 70 1/2 or over, however, can contribute up to the lesser of $2,000 or 100% of "earned income" to a spousal individual retirement arrangement for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2.

An individual not eligible to deduct part or all of the IRA contribution may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The deductible and nondeductible contributions may not, however, together exceed the lesser of the $2,000 limit (or $2,250 spousal limit) or 100% of compensation for each tax year. See "Excess Contributions" below. Individuals must keep their own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Distributions from IRA Certificates" below.

An individual making nondeductible contributions in any taxable year, or receiving amounts from any IRA to which he or she has made nondeductible contributions, must file the required information with the IRS. Moreover, individuals making nondeductible IRA contributions must retain all income tax returns and records pertaining to such contributions until interest in such IRAs are fully distributed.

Excess Contributions

Excess contributions to an IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of "regular" IRA contributions any contribution in excess of the lesser of $2,000 or 100% of compensation or earned income is an "excess contribution," (without regard to the deductibility or nondeductibility of IRA contributions under this limit). Also, any "regular" contributions made after you reach age 70 1/2 are excess contributions. In the case of rollover IRA contributions, excess contributions are amounts which are not eligible to be rolled over (for example, after tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2). An excess contribution (rollover or "regular") which is withdrawn, however, before the time for filing the individual's Federal income tax return for the tax year (including extensions) is not includable in income and therefore is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Early Distributions"), provided any earnings attributable to the excess contribution are also withdrawn and no tax deduction is taken for the excess contribution. The withdrawn earnings on the excess contribution, however, would be includable in the individual's gross income and would be subject to the 10% penalty tax. If excess contributions are not withdrawn before the time for filing the individual's Federal income tax return for the year (including extensions), "regular" contributions may still be withdrawn after that time if the IRA contribution for the tax year did not exceed $2,250 and no tax deduction was taken for the excess contribution; in that event, the excess contribution would not be includable in gross income and would not be subject to the 10% penalty tax. Lastly, excess "regular" contributions may also be removed by underutilizing the allowable contribution limits for a later year.

If excess rollover contributions are not withdrawn before the time for filing the individual's Federal tax return for the year (including extensions) and the excess contribution occurred as a result of incorrect information provided by the plan, any such excess amount can be withdrawn if no tax deduction was taken for the excess contribution. As above, excess rollover contributions withdrawn under those circumstances would not be includable in gross income and would not be subject to the 10% penalty tax.

Tax-Free Transfers and Rollovers

Rollover contributions may be made to an IRA from these sources: (i) qualified plans, (ii) TSAs (including 403(b)(7) custodial accounts) and (iii) other individual retirement arrangements.

The rollover amount must be transferred to the Certificate either as a direct rollover of an "eligible rollover distribution" (described below) or as a rollover by the individual plan participant or owner of the individual retirement arrangement. In the latter cases, the rollover must be made within 60 days of the date the proceeds from another individual retirement arrangement or an eligible rollover distribution from a qualified plan or TSA were received. Generally the taxable portion of any distribution from a qualified plan or TSA is an eligible rollover distribution and may be rolled over tax-free to an IRA unless the distribution is (i) a required minimum distribution under Section 401(a)(9) of the Code; or (ii) one of a series of substantially equal periodic payments made (not less frequently than annually) (a) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or (b) for a specified period of ten years or more.

Under some circumstances, amounts from a Certificate may be rolled over on a tax-free basis to a qualified plan. To get this "conduit" IRA treatment, the source of funds used to establish the IRA must be a rollover contribution from the qualified plan and the entire amount received from the IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received. Similar rules apply in the case of a TSA. If you make a contribution to the Certificate which is from an eligible rollover distribution and you commingle such contribution with other contributions, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan (or TSA, as the case may be) at a future date, unless the Code permits.

Under the conditions and limitations of the Code, an individual may elect for each IRA to make a tax-free rollover once every 12-month period among individual retirement arrangements (including rollovers from retirement bonds purchased before 1983). Custodian-to-custodian transfers are not rollovers and can be made more frequently than once a year.

The same tax-free treatment applies to amounts withdrawn from the Certificate and rolled over into other individual retirement arrangements unless the distribution was received under an inherited IRA. Tax-free rollovers are also available to the surviving spouse beneficiary of a deceased individual, or a spousal alternate payee of a qualified domestic relations order applicable to a qualified plan. In some cases, IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

Distributions from IRA Certificates

Income or gains on contributions under IRAs are not subject to Federal income tax until benefits are distributed to the individual. Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions. Except as discussed below, the amount of any distribution from an IRA is fully includable as ordinary income by the individual in gross income.

If the individual makes non-deductible IRA contributions, those contributions are recovered tax-free when distributions are received. The individual must keep records of all nondeductible contributions. At the end of each tax year in which the individual has received a distribution, the individual determines a ratio of the total nondeductible IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all IRAs held by the individual at the end of the tax year (including rollover
IRAs) plus all IRA distributions made during such tax year. The resulting ratio is then multiplied by all distributions from the IRA during that tax year to determine the nontaxable portion of each distribution.

In addition, a distribution (other than a required minimum distribution received after age 70 1/2) is not taxable if (1) the amount received is a return of excess contributions which are withdrawn, as described under "Excess Contributions" above, (2) the entire amount received is rolled over to another individual retirement arrangement (see "Tax-Free Transfers and Rollovers" above) or (3) in certain limited circumstances, where the IRA acts as a "conduit," the entire amount is paid into a qualified plan or TSA that permits rollover contributions.

Distributions from an IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

Required Minimum Distributions

The minimum distribution rules require IRA owners to start taking annual distributions from their retirement plans by age 70 1/2. The distribution requirements are designed to provide for distribution of the owner's interest in the IRA over the owner's life expectancy. Whether the correct amount has been distributed is calculated on a year by year basis; there are no provisions in the Code to allow amounts taken in excess of the required amount to be carried over or carried back and credited to other years.

Generally, an individual must take the first required minimum distribution with respect to the calendar year in which the individual turns age 70 1/2. The individual has the choice to take the first required minimum distribution during the calendar year he or she turns age 70 1/2, or to delay taking it until the three month (January 1-April 1) period in the next calendar year. (Distributions must commence no later than the "Required Beginning Date," which is the April 1st of the calendar year following the calendar year in which the individual turns age 70 1/2.) If the individual chooses to delay taking the first annual minimum distribution, then the individual will have to take two minimum distributions in that year--the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time every year.

There are two approaches to taking minimum distributions--"account based" or "annuity based"--and there are a number of distribution options in both of these categories. These choices are intended to give individuals a great deal of flexibility to provide for themselves and their families.

An account based minimum distribution approach may be a lump sum payment, or periodic withdrawals made over a period which does not extend beyond the individual's life expectancy or the joint life expectancies of the individual and a designated beneficiary. An annuity based approach involves application of the Annuity Account Value to an annuity for the life of the individual or the joint lives of the individual and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

You should discuss with your tax adviser which minimum distribution options are best for your own personal situation. Individuals who are participants in more than one tax-favored retirement plan may be able to choose different distribution options for each plan.

Your required minimum distribution for any taxable year is calculated by taking into account the required minimum distribution from each of your individual retirement arrangements. The IRS, however, does not require that you make the required distribution from each individual retirement arrangement that you maintain. As long as the total amount distributed annually satisfies your overall minimum distribution requirement, you may choose to take your annual required distribution from any one or more individual retirement arrangements that you maintain.

An individual may recompute his or her minimum distribution amount each year based on the individual's current life expectancy as well as that of the spouse. No recomputation is permitted, however, for a beneficiary other than a spouse. If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. The penalty tax may be waived by the Secretary of the Treasury in certain limited circumstances. Failure to have distributions made as the Code and Treasury regulations require may result in disqualification of your IRA. See "Tax Penalty for Insufficient Distributions" below.

Except as described in the next sentence, if the individual dies after distribution in the form of an annuity has begun, or after the Required Beginning Date, payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death. (The IRS has indicated that an exception to the rule that payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death applies if the beneficiary of the IRA is the surviving spouse. In some circumstances, the surviving spouse may elect to "make the IRA his or her own" and halt distributions until he or she reaches age 70 1/2).

If an individual dies before the Required Beginning Date and before distributions in the form of an annuity begin, distributions of the individual's entire interest under the Certificate must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the individual's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy.

If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the individual would have attained 70 1/2. In the alternative, a surviving spouse may elect to roll over the inherited IRA into the surviving spouse's own IRA.

Taxation of Death Benefits

Distributions received by a beneficiary are generally given the same tax treatment the individual would have received if distribution had been made to the individual.

If you elect to have your spouse be the sole primary beneficiary and to be the successor Annuitant and Certificate Owner, then your surviving spouse automatically becomes both the successor Certificate Owner and Annuitant, and no death benefit is payable until the surviving spouse's death.

Guaranteed Minimum Death Benefit

The Code provides that no part of an individual retirement account may be invested in life insurance contracts. Treasury Regulations provide that an individual retirement account may be invested in an annuity contract which provides a death benefit of the greater of premiums paid or the contract's cash value. Your Certificate provides a minimum death benefit guarantee that in certain circumstances may be greater than either of contributions made or the Annuity Account Value. Although there is no ruling regarding the type of minimum death benefit guarantee provided by the Certificate, Equitable Life believes that the Certificate's minimum death benefit guarantee should not adversely affect the qualification of the Certificate as an IRA. Nevertheless, it is possible that the IRS could disagree, or take the position that some portion of the charge in the Certificate for the minimum death benefit guarantee should be treated for Federal income tax purposes as a taxable partial withdrawal from the Certificate. If this were so, such a deemed withdrawal would also be subject to tax penalty for Certificate Owners under age 59 1/2.

Tax Considerations for the IRA Assured Payment Option and IRA APO Plus

Although the Life Contingent Annuity does not have a Cash Value, it will be assigned a value for tax purposes which will generally change each year. This value must be taken into account when determining the amount of required minimum distributions from your IRA even though the Life Contingent Annuity may not be providing a source of funds to satisfy such required minimum distribution. Accordingly, before you apply any IRA funds under the IRA Assured Payment Option or IRA APO Plus or terminate such Options, you should be aware of the tax considerations discussed below. Consult with your tax adviser to determine the impact of electing the IRA Assured Payment Option and IRA APO Plus in view of your own particular situation.

When funds have been allocated to the Life Contingent Annuity, you will generally be required to determine your required minimum distribution by annually recalculating your life expectancy. The IRA Assured Payment Option and IRA APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity.

If prior to the date payments are to start under the Life Contingent Annuity, you surrender your Certificate, or withdraw any remaining Annuity Account Value, it may be necessary for you to satisfy your required minimum distribution by accelerating the start date of payments for your Life Contingent Annuity, or to the extent available, take distributions from other IRA funds you may have. Alternatively you may convert your IRA Life Contingent Annuity under the IRA Rollover to a non-qualifed Life Contingent Annuity. This would be viewed as a distribution of the value of the Life Contingent Annuity from the IRA, and therefore, would be a taxable event. However, since the Life Contingent Annuity would no longer be part of an IRA, its value would not have to be taken into account in determining future required minimum distributions.

If you have elected a Joint and Survivor form of the Life Contingent Annuity, the joint Annuitant must be your spouse. You must determine your required minimum distribution by annually recalculating both your life expectancy and your spouse's life expectancy. The IRA Assured Payment Option and IRA APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity. The value of such an annuity will change in the event of your death or the death of your spouse. For this reason, it is important that we be informed if you or your spouse dies before the Life Contingent Annuity has started payments so that a lower valuation can be made. Otherwise a higher tax value may result in an overstatement of the amount that would be necessary to satisfy your required minimum distribution amount.

Allocations of funds to the Life Contingent Annuity may prevent the Certificate from later receiving "conduit" IRA treatment. See "Tax-Free Transfers and Rollovers" above.


Prohibited Transaction

An IRA may not be borrowed against or used as collateral for a loan or other obligation. If the IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, the individual must include in Federal gross income for that year an amount equal to the fair market value of the IRA Certificate as of the first day of that tax year, less the amount of any nondeductible contributions not previously withdrawn. Also, the early distribution penalty tax of 10% will apply if the individual has not reached age 59 1/2 before the first day of that tax year. See "Penalty Tax on Early Distributions" below.


PENALTY TAX ON EARLY DISTRIBUTIONS

The taxable portion of IRA distributions will be subject to a 10% penalty tax unless the distribution is made (1) on or after your death, (2) because you have become disabled, (3) on or after the date when you reach age 59 1/2, or
(4) in accordance with the exception outlined below if you are under 59 1/2.


A payout over your life or life expectancy (or joint and survivor lives or life expectancies), which is part of a series of substantially equal periodic payments made at least annually, is also not subject to penalty tax. To permit you to meet this exception, Equitable Life has two options:
Substantially Equal Payment Withdrawals and the IRA Assured Payment Option with level payments, both of which are described in Part 5. If you are a Rollover IRA Certificate Owner who will be under age 59 1/2 as of the date the first payment is expected to be received and you choose either option, Equitable Life will calculate the substantially equal annual payments under a method we will select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although Substantially Equal Payment Withdrawals and IRA Assured Payment Option level payments are not subject to the 10% penalty tax, they are taxable as discussed in "Distributions from IRA Certificates," above. Once Substantially Equal Payment Withdrawals or IRA Assured Payment Option level payments begin, the distributions should not be stopped or changed until the later of your attaining age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all withdrawals. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your Certificate as changing your pattern of Substantially Equal Payment Withdrawals or IRA Assured Payment Option payments for purposes of determining whether the penalty applies.


Where a taxpayer under age 59 1/2 purchases an individual retirement annuity contract calling for substantially equal periodic payments during a fixed period, continuing afterwards under a joint life contingent annuity with a reduced payment to the survivor (e.g., a joint and 50% to survivor), the question might be raised whether payments will not be substantially equal for the joint lives of the taxpayer and survivor, as the payments will be reduced at some point. In issuing our information returns, we code the substantially equal periodic payments from such a contract as eligible for an exception from the early distribution penalty. We believe that any change in payments to the survivor would come within the statutory provision covering change of payments on account of death. As there is no direct authority on this point, however, if you are under age 59 1/2, you should discuss this item with your own tax adviser when electing a reduced survivorship option.


TAX PENALTY FOR INSUFFICIENT
DISTRIBUTIONS

Failure to make required distributions discussed above in "Required Minimum Distributions" may cause the disqualification of the IRA. Disqualification may result in current taxation of your entire benefit. In addition a 50% penalty tax may be imposed on the difference between the required distribution amount and the amount actually distributed, if any.

We do not automatically make distributions from a Certificate before the Annuity Commencement Date unless a request has been made. It is your responsibility to comply with the minimum distribution rules. We will notify you when our records show that your age 70 1/2 is approaching. If you do not select a method, we will assume you are taking your minimum distribution from another IRA that you maintain. You should consult with your tax adviser concerning these rules and their proper application to your situation.

TAX PENALTY FOR EXCESS DISTRIBUTIONS OR ACCUMULATION


A 15% excise tax applies to an individual's aggregate excess distributions from all tax-favored retirement plans (including IRAs). The excise tax is in addition to the ordinary income tax due but is reduced by the amount (if any) of the early distribution penalty tax imposed by the Code. The aggregate distributions in any year will be subject to excise tax if they exceed an
indexed amount ($    in 1997).


In addition, in certain cases the estate tax imposed on a deceased individual's estate will be increased if the accumulated value of the individual's interest in qualified annuities and tax favored retirement plans is excessive.

FEDERAL AND STATE INCOME TAX
WITHHOLDING

Equitable Life is required to withhold Federal income tax from IRA distributions, unless the recipient elects not to be subject to income tax withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, however, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding. Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Certificate. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct taxpayer identification number and a United States residence address.

Certain states have indicated that income tax withholding will apply to payments made from the Certificate to residents. In some states, a recipient may elect out of state withholding. Generally, an election out of Federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number and consult your tax adviser.


Periodic payments are generally subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic annuity payments which is exempt from withholding based on this assumption. For 1997, a recipient of periodic payments (e.g., monthly or annual payments) which total less than a $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemptions. A withholding election may be revoked at any time and remains effective until revoked. If a recipient fails to provide a correct taxpayer identification number, withholding is made as if the recipient is single with no exemptions.


A recipient of a non-periodic distribution (total or partial) will generally be subject to withholding at a flat 10% rate. A recipient who provides a United States residence address and a correct taxpayer identification number will generally be permitted to elect not to have tax withheld.

All recipients receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections.

OTHER WITHHOLDING

As a general rule, if death benefits are payable to a person two or more generations younger than the Certificate Owner, a Federal generation skipping tax may be payable with respect to the benefit at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to transfers which would also be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with your tax adviser for specific information, especially where benefits are passing to younger generations, as opposed to a spouse or child.

If we believe a benefit may be subject to generation skipping tax we may be required to withhold for such tax unless we receive acceptable written confirmation that no such tax is payable.

IMPACT OF TAXES TO EQUITABLE LIFE

The Certificates provide that Equitable Life may charge the Separate Account for taxes. Equitable Life can set up reserves for such taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

Transfers among the Investment Funds or between the Guaranteed Period Account and one or more Investment Funds are not taxable.

TAX CHANGES

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities and individual retirement arrangements. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted.

Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.

                       PART 9: INDEPENDENT ACCOUNTANTS

The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in Equitable Life's Annual Report on Form 10-K, incorporated by reference in the prospectus, have been examined by Price Waterhouse LLP, independent accountants, whose reports thereon are incorporated herein by reference. Such consolidated financial statements and consolidated financial statement schedules have been incorporated herein by reference in reliance upon the reports of Price Waterhouse LLP given upon their authority as experts in accounting and auditing.

                 APPENDIX I: MARKET VALUE ADJUSTMENT EXAMPLE


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 were allocated on February 15, 1998 to a Guarantee Period with an Expiration Date of February 15, 2007 at a Guaranteed Rate of 7.00% resulting in a Maturity Value at the Expiration Date of $183,846, and further assuming that a withdrawal of $50,000 were made on February 15, 2002.



                                                   ASSUMED
                                              GUARANTEED RATE ON
                                              FEBRUARY 15, 2002
                                           ----------------------
                                              5.00%       9.00%
                                           ----------  ----------
As of February 15, 2002 (Before
 Withdrawal)
-----------------------------------------
(1) Present Value of Maturity Value, also
    Annuity Account Value ................   $144,048    $119,487
(2) Guaranteed Period Amount .............    131,080     131,080
(3) Market Value Adjustment: (1)-(2)  ....     12,968     (11,593)
On February 15, 2002 (After Withdrawal)
-----------------------------------------
(4) Portion of (3) Associated
    with Withdrawal: (3) x [$50,000 /
    (1)] .................................   $  4,501    $ (4,851)
(5) Reduction in Guaranteed
    Period Amount: [$50,000-(4)]  ........     45,499      54,851
(6) Guaranteed Period Amount: (2)-(5)  ...     85,581      76,229
(7) Maturity Value .......................    120,032     106,915
(8) Present Value of (7), also
    Annuity Account Value ................     94,048      69,487


You should note that under this example if a withdrawal is made when rates have increased (from 7.00% to 9.00% in the example), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased (from 7.00% to 5.00% in the example), a portion of a positive market value adjustment is realized.

         APPENDIX II: GUARANTEED MINIMUM DEATH BENEFIT (GMDB) EXAMPLE


Under the Certificates the death benefit is equal to the sum of:
 (1) the Annuity Account Value in the Investment Funds, or, if greater, the GMDB (see "GMDB" in Part 4); and

 (2) the death benefit provided with respect to the Guaranteed Period Account (see "Death Benefit Amount" in Part 3).


The following is an example illustrating the calculation of the GMDB. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Fixed Income Series), no subsequent contributions, no transfers and no withdrawals, the GMDB for an Annuitant age 45 would be calculated as follows:


   END OF
 CONTRACT        ANNUITY       NON-NEW YORK     NEW YORK
    YEAR      ACCOUNT VALUE      GMDB(1)          GMDB
----------  ---------------  --------------  -------------
     1          $105,000         $106,000      $105,000(2)
     2          $155,500         $112,360      $115,500(2)
     3          $132,825         $119,102      $132,825(2)
     4          $106,260         $126,248      $132,825(3)
     5          $116,886         $133,823      $132,825(3)
     6          $140,263         $141,852      $140,263(2)
     7          $140,263         $150,363      $140,263(3)



The Annuity Account Values for Contract Years 1 through 8 are determined based on hypothetical rates of return of 5.00%, 10.00%, 15.00%, 20.00%, 10.00%, 20.00% and 0.00%, respectively.

6% TO AGE 80 BENEFIT

 (1) For Contract Years 1 through 7, the GMDB equals the initial contribution increased by 6%.

NEW YORK--ANNUAL RATCHET TO AGE 80

 (2) At the end of Contract Years 1, 2, and 3 again at the end of Contract Year 6, the GMDB is equal to the current Annuity Account Value.

 (3) At the end of Contract Years 4, 5 and 7, GMDB is equal to the GMDB at the end of the prior year since it is higher than the current Annuity Account Value.

APPENDIX III: EXAMPLE OF PAYMENTS UNDER THE IRA ASSURED PAYMENT
OPTION AND IRA APO PLUS

The second column in the chart below illustrates the payments for a male age 70 who purchased the IRA Assured Payment Option on April , 1997 with a single contribution of $100,000, with increasing annual payments. The payments are to commence on February 15, 1998. It assumes that the fixed period is 15 years and that the Life Contingent Annuity will provide payments on a Single Life basis. Based on Guaranteed Rates for the Guarantee Periods and the current purchase rate for the Life Contingent Annuity, on April , 1997, the initial payment would be $7,048.32 and would increase in each three year period to a final payment of $10,319.45. The first payment under the Life Contingent Annuity would be $11,351.39.

Alternatively as shown in the third and fourth columns, this individual could purchase IRA APO Plus with the same $100,000 contribution, with the same fixed period and the Life Contingent Annuity on a Single Life basis. Based on Guaranteed Rates for the Guarantee Periods and the current purchase rate for the Life Contingent Annuity, on April , 1997, the same initial payment of $7,048.32 would be purchased under IRA APO Plus. However, unlike the payment under the IRA Assured Payment Option that will increase every three years, this initial payment under IRA APO Plus is not guaranteed to increase. Therefore, only $79,640.09 is needed to purchase the initial payment stream, and the remaining $20,359.91 is invested in the Investment Funds according to the Certificate Owner's instructions. Any future increase in payments under IRA APO Plus will depend on the investment performance in the Investment Funds.

Assuming hypothetical average annual rates of return of 0% and 8% (after deduction of charges) for the Investment Funds, the Annuity Account Value in the Investment Funds would grow to $20,359.91 and $25,647.63 respectively after three years. A portion of this amount is used to purchase the increase in the payments at the beginning of the fourth year. The remainder will stay in the Investment Funds to be drawn upon for the purchase of increases in payments at the end of each third year thereafter during the fixed period and at the end of the fixed period under the Life Contingent Annuity. Based on Guaranteed Rates for the Guarantee Periods and purchase rates for the Life Contingent Annuity as of April , 1997, the third and fourth columns illustrate the increasing payments that would be purchased under IRA APO Plus assuming 0% and 8% rates of return respectively.


Under both options, while the Certificate Owner is living payments increase annually after the 16th year under the Life Contingent Annuity based on the increase, if any, in the Consumer Price Index, but in no event greater than 3% per year.

                               ANNUAL PAYMENTS

                                             ILLUSTRATIVE        ILLUSTRATIVE
          GUARANTEED INCREASING PAYMENTS       PAYMENTS            PAYMENTS
                    UNDER THE                   UNDER               UNDER
 YEARS      IRA ASSURED PAYMENT OPTION    IRA APO PLUS AT 0%  IRA APO PLUS AT 8%
-------  ------------------------------  ------------------  ------------------
 1-3                $ 7,048.32                $7,048.32           $ 7,048.32
 4-6                  7,753.15                 8,336.74             8,800.85
 7-9                  8,528.47                 8,336.74             8,817.96
10-12                 9,381.31                 8,529.34             9,791.83
13-15                10,319.45                 8,529.34             9,791.83
   16                11,351.39                 8,723.31            10,919.35

As described above, a portion of the illustrated contribution is applied to the Life Contingent Annuity. This amount will generally be larger under the IRA Assured Payment Option than under IRA APO Plus, and conversely a smaller portion of the contribution will be allocated to Guarantee Periods under the former than the latter. In this illustration, $82,069.88 is allocated under the IRA Assured Payment Option to the Guarantee Periods and under IRA APO Plus, $89,906.43 is allocated to the Guarantee Periods and the Investment Funds. The balance of the $100,000 ($17,930.12 and $10,093.57, respectively) is applied to the Life Contingent Annuity.

The rates of return of 0% and 8% are for illustrative purposes only and are not intended to represent an expected or guaranteed rate of return. Your investment results will vary. Payments will also depend on the Guaranteed Rates and Life Contingent Annuity purchase rates in effect as of the Transaction Date. It is assumed that no Lump Sum Withdrawals are taken.

                     APPENDIX IV: IRS TAX DEDUCTION TABLE


If your Maximum Permissible Dollar Deduction is $2,000, use this table to estimate the amount of your contribution which will be deductible.

 EXCESS AGI     DEDUCTION    EXCESS AGI    DEDUCTION    EXCESS AGI    DEDUCTION    EXCESS AGI    DEDUCTION
------------  -----------  ------------  -----------  ------------  -----------  ------------  -----------
    $    0       $2,000        $2,550       $1,490        $5,050        $990        $ 7,550        $490
        50        1,990         2,600        1,480         5,100         980          7,600         480
       100        1,980         2,650        1,470         5,150         970          7,650         470
       150        1,970         2,700        1,460         5,200         960          7,700         460
       200        1,960         2,750        1,450         5,250         950          7,750         450
       250        1,950         2,800        1,440         5,300         940          7,800         440
       300        1,940         2,850        1,430         5,350         930          7,850         430
       350        1,930         2,900        1,420         5,400         920          7,900         420
       400        1,920         2,950        1,410         5,450         910          7,950         410
       450        1,910         3,000        1,400         5,500         900          8,000         400
       500        1,900         3,050        1,390         5,550         890          8,050         390
       550        1,890         3,100        1,380         5,600         880          8,100         380
       600        1,880         3,150        1,370         5,650         870          8,150         370
       650        1,870         3,200        1,360         5,700         860          8,200         360
       700        1,860         3,250        1,350         5,750         850          8,250         350
       750        1,850         3,300        1,340         5,800         840          8,300         340
       800        1,840         3,350        1,330         5,850         830          8,350         330
       850        1,830         3,400        1,320         5,900         820          8,400         320
       900        1,820         3,450        1,310         5,950         810          8,450         310
       950        1,810         3,500        1,300         6,000         800          8,500         300
     1,000        1,800         3,550        1,290         6,050         790          8,550         290
     1,050        1,790         3,600        1,280         6,100         780          8,600         280
     1,100        1,780         3,650        1,270         6,150         770          8,650         270
     1,150        1,770         3,700        1,260         6,200         760          8,700         260
     1,200        1,760         3,750        1,250         6,250         750          8,750         250
     1,250        1,750         3,800        1,240         6,300         740          8,800         240
     1,300        1,740         3,850        1,230         6,350         730          8,850         230
     1,350        1,730         3,900        1,220         6,400         720          8,900         220
     1,400        1,720         3,950        1,210         6,450         710          8,950         210
     1,450        1,710         4,000        1,200         6,500         700          9,000         200
     1,500        1,700         4,050        1,190         6,550         690          9,050         200
     1,550        1,690         4,100        1,180         6,600         680          9,100         200
     1,600        1,680         4,150        1,170         6,650         670          9,150         200
     1,650        1,670         4,200        1,160         6,700         660          9,200         200
     1,700        1,660         4,250        1,150         6,750         650          9,250         200
     1,750        1,650         4,300        1,140         6,800         640          9,300         200
     1,800        1,640         4,350        1,130         6,850         630          9,350         200
     1,850        1,630         4,400        1,120         6,900         620          9,400         200
     1,900        1,620         4,450        1,110         6,950         610          9,450         200
     1,950        1,610         4,500        1,100         7,000         600          9,500         200
     2,000        1,600         4,550        1,090         7,050         590          9,550         200
     2,050        1,590         4,600        1,080         7,100         580          9,600         200
     2,100        1,580         4,650        1,070         7,150         570          9,650         200
     2,150        1,570         4,700        1,060         7,200         560          9,700         200
     2,200        1,560         4,750        1,050         7,250         550          9,750         200
     2,250        1,550         4,800        1,040         7,300         540          9,800         200
     2,300        1,540         4,850        1,030         7,350         530          9,850         200
     2,350        1,530         4,900        1,020         7,400         520          9,900         200
     2,400        1,520         4,950        1,010         7,450         510          9,950         200
     2,450        1,510         5,000        1,000         7,500         500         10,000           0
     2,500        1,500

------------

 Excess AGI = Your AGI minus your THRESHOLD LEVEL:
              If you are single, your Threshold Level is $25,000.
              If you are married, your Threshold Level is $40,000.
              If you are married and file a separate tax return, your Excess AGI = your AGI.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                                  PAGE
                                                               --------
Part 1:           Minimum Distribution Withdrawals                 2
Part 2:           Accumulation Unit Values                         2
Part 3:           Annuity Unit Values                              2
Part 4:           Custodian and Independent Accountants            3
Part 5:           Money Market Fund and Intermediate
                  Government Securities Fund Yield Information     3
Part 6:           Long-Term Market Trends                          5
Part 7:           Financial Statements                             7

                   HOW TO OBTAIN A ROLLOVER IRA STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 45

                   Send this request form to:

                               Equitable Life
                               Income Management Group
                               P.O. Box 1547
                               Secaucus, NJ 07096-1547

                   Please send me an INCOME MANAGER Rollover IRA SAI:

                   ---------------------------------------------------------
                   Name

                   ---------------------------------------------------------
                   Address

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                                                                   May 1, 1997

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

           PROFILE OF THE INCOME MANAGER (SERVICE MARK) ACCUMULATOR COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES


This Profile is a summary of some of the more important points that you should know and consider before purchasing a Certificate. The Certificate is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CERTIFICATE. The Accumulator Certificate is a combination variable and fixed deferred annuity issued by Equitable Life. It is designed to provide for retirement income through the investment of after-tax money during an accumulation phase. You may invest in Investment Funds where your Certificate's value may vary up or down depending upon the investment performance. You may also invest in Guarantee Periods, or "GIRO's" that when held to maturity provide guaranteed interest rates that we have set and a guarantee of principal. If you make any transfers or withdrawals, the GIRO's investment value may increase or decrease until maturity due to interest rate changes. Earnings under your Certificate accumulate on a tax-deferred basis until amounts are distributed. Amounts distributed may be subject to income tax.

The Investment Funds offer a potential for better returns than those guaranteed under GIRO's, but the Investment Funds involve risk and you can lose money. You may make transfers among the Investment Funds and GIRO's, but certain restrictions apply to transfers to, and from or among GIRO's. The value of GIRO's prior to their maturity fluctuates and you can lose money on premature transfers.

The Certificate provides a number of distribution methods during the accumulation phase and for converting to annuity income. You can elect at issue of the Certificate for an additional charge, a guaranteed minimum income benefit or "GMIB" which guarantees a minimum amount of future lifetime income regardless of investment performance when you convert to the Assured Payment Plan (Life Annuity with a Period Certain) at specified times.

2. ANNUITY PAYMENTS. When you are ready to start receiving income, annuity income is also available by applying your Certificate's value to the Assured Payment Plan (Life Annuity with a Period Certain). If you have elected GMIB, income payments will be based on the GMIB minimum or current values, whatever is higher.

You can also have your Certificate's value applied to any of the following five INCOME ANNUITY OPTIONS: (1) Life Annuity - payments for your life (assuming you are the annuitant), (2) Life Annuity - Period Certain - payments for your life, but with payments continuing to the beneficiary for the balance of the 5, 10, 15 or 20 years (as you select) if you die before the end of the selected period; (3) Life Annuity - Refund Certain - payments for your life, with payments continuing to the beneficiary after your death until any remaining amount applied to this option runs out; and (4) Period Certain Annuity - payments for a specified period of time, usually 5, 10, 15 or 20 years, with no life contingencies. Options (2) and (3) are also available as a Joint and Survivor Annuity - payments for your life, and after your death, continuation of payments to the survivor for life. Income Annuity Options (other than the Refund Certain only available on a fixed basis) are available as a fixed annuity, or as a variable annuity, where the dollar amount of your payments will depend upon the investment performance of the Investment Funds. Once you begin receiving income annuity payments, you cannot change your annuity option.

3. PURCHASE. You can purchase a Certificate with $5,000 or more. You may add additional amounts of $1,000 or more at any time (subject to certain restrictions). Subject to certain age restrictions, there are two ways to purchase a Certificate, as a Combined guaranteed minimum death benefit, or "GMDB" and GMIB Benefit, or "Plan A," or as a GMDB Only Benefit, "Plan B." Both benefits are discussed below. You choose the one that best suits your needs.

4. INVESTMENT OPTIONS. You may invest in any or all of the following Investment Funds, which invest in shares of corresponding portfolios of The Hudson River Trust (HR Trust) and EQ Advisors Trust, (EQ Trust). The portfolios are described in the prospectuses for HR Trust and EQ Trust.

    HR TRUST INVESTMENT FUNDS                                    EQ TRUST INVESTMENT FUNDS
----------------------------------     ------------------------------------------------------------------------
ASSET ALLOCATION SERIES:
(Alliance) Conservative Investors       T. Rowe Price International Stock            Merrill Lynch Basic Value

(Alliance) Growth Investors             T. Rowe Price Equity Income

EQUITY SERIES:
(Alliance) Growth & Income              EQ/Putnam Growth & Income Value

(Alliance) Common Stock                 EQ/Putnam International Equity

(Alliance) Global                       EQ/Putnam Investors Growth

(Alliance) International                EQ/ Putnam Balanced

(Alliance) Aggressive Stock             MFS Research

(Alliance) Small Cap Growth             MFS Emerging Growth Companies

(Alliance) Equity Index                 Morgan Stanley Emerging Markets Equity

FIXED INCOME SERIES:                    Warburg Pincus Small Company Value
(Alliance) Money Market

(Alliance) Intermediate Gov't           Merrill Lynch Global Allocation
Securities

You may also invest in one or more GIRO's currently maturing in years 1998 through 2007.

5. EXPENSES. The Certificate has expenses as follows: For Plan A -- there is an annual charge as a percentage of the GMDB. The percentage is equal to 0.45%. For Plan B -- the percentage is equal to 0.20% (for ages 20 through 75) and 0.45% (for ages 76 through 83). As a percentage of assets in the Investment Funds, a daily charge is deducted for mortality and expense risks at an annual rate of 0.90%; a daily charge is deducted for administration expenses at an annual rate of 0.25%.

The charges for the portfolios of HR Trust range from 0.67% to 0.86% of the average daily assets of HR Trust portfolios, depending upon HR Trust portfolios selected (based on 1996 other expenses). The charges for the portfolios of EQ Trust range from 0.85% to 1.75% of the average daily assets of EQ Trust portfolio. These amounts are based on estimates and, for EQ Trust, a current expense cap. The Rule 12b-1 Plan fees for the portfolios of HR Trust and EQ Trust are 0.25% of the average daily assets of HR Trust and EQ Trust, respectively. Charges for state premium and other applicable taxes may also apply at the time you elect to start receiving income annuity payments.

A withdrawal charge is imposed as a percentage of each contribution withdrawn in excess of a free corridor amount, or if the Certificate is surrendered. The free corridor amount for withdrawals (other than surrender) is 15% of the Certificate's value at the beginning of the year. When applicable, the withdrawal charge is determined in accordance with the table below, based on the year a contribution is withdrawn. The year in which we receive your contribution is "Year 1."

                         Year of Contribution Withdrawal

                   1       2       3       4       5       6       7       8+
                  ------------------------------------------------------------
Percentage of
Contribution      7.0%    6.0%    5.0%    4.0%    3.0%    2.0%    1.0%    0.0%

The following chart is designed to help you understand the charges in the Certificate. The "Total Annual Charges" column shows the combined total of the Certificate charges and the portfolio charges, as shown in the first two columns. The last two columns show you two examples of the charges, in dollars, that you would pay under a Certificate. The examples assume that you invested $1,000 in a Certificate which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Charges are assessed as well as the withdrawal charge. For year 10, the example shows the aggregate of all the annual charges assessed for the 10 years, but there is no withdrawal charge. No charges for state premium and other applicable taxes are assumed in the examples.

                                                                                                              EXAMPLES
                                  TOTAL ANNUAL              TOTAL ANNUAL            TOTAL                     Total Annual
                                  CERTIFICATE               PORTFOLIO               ANNUAL                    Expenses at End of:
INVESTMENT FUND                   CHARGES                   CHARGES                 CHARGES                   (1)           (2)
                                                                                                              1 Year     10 Years
ASSET ALLOCATION SERIES:
(Alliance) Conservative
Investors
(Alliance) Growth Investors
EQUITY SERIES:
(Alliance) Growth & Income
(Alliance) Common Stock
(Alliance) Global
(Alliance) International                                    [TO  BE  INSERTED       BY  AMENDMENT]
(Alliance) Aggressive Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
FIXED INCOME SERIES:
(Alliance) Money Market
(Alliance) Intermediate Gov't
Securities

EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth
Companies
Morgan Stanley Emerging
Markets Equity
Warburg Pincus Small
Company Value
Merrill Lynch Global
Allocation
Merrill Lynch Basic Value

For Investment Funds investing in portfolios with less than 10 years of operations, charges have been estimated. The charges reflect any expense reimbursement or waiver. Portfolio charges to Investment Funds investing in EQ Trust portfolios reflect the expenses of publicly available mutual funds that are managed by the respective EQ fund advisers. These public funds are substantially similar to the EQ Trust portfolios whose shares are purchased by Investment funds of the Separate Account. For more detailed information, see the Fee Table in the prospectus.


6. TAXES. In most cases, your earnings are not taxed until distributions are made from your Certificate. If you are younger than age 59 1/2 when you receive any distributions, you may be charged an additional 10% Federal tax penalty on the amount received.

7. ACCESS TO YOUR MONEY. During the accumulation phase, you may receive distributions under your Certificate through the following WITHDRAWAL OPTIONS:
(1) Lump Sum Withdrawals of at least $1,000 may be taken at any time, and (2) Systematic Withdrawals, paid monthly, quarterly or annually, subject to certain restrictions, including a maximum percentage of your Certificate's value. You also have access to your Certificate's value by surrendering the Certificate. All or a portion of a withdrawal may be subject to a withdrawal charge to the extent that the withdrawal exceeds the free corridor amount. A free corridor amount does not apply to a surrender. Withdrawals and surrenders may be subject to income tax and may be subject to a tax penalty. Withdrawals from GIRO's prior to their maturity may result in a market value adjustment.

8. PERFORMANCE. During the accumulation phase, your Certificate's value in the Investment Funds may vary up or down depending upon the investment performance of the Investment Funds you have selected. The following chart shows total returns for each Investment Fund for the time periods shown. The results indicated reflect all of the charges (including the combined GMDB/GMIB charge for the optional GMIB benefit), except for the withdrawal charge. If included, the withdrawal charge would reduce the performance numbers shown below. Past performance is not a guarantee of future results.

For periods prior to October 1996, the performance data for Investments Funds investing HR Trust portfolios does not reflect Rule 12b-1 fees. Performance data for Investment Funds investing in EQ Trust portfolios are presented on a hypothetical basis that reflect the actual investment experience of substantially similar publicly available mutual funds managed by the respective EQ Trust portfolio advisers.

                                 CALENDAR YEAR

INVESTMENT FUND                     1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
----------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION SERIES:
(Alliance) Conservative Investors
(Alliance) Growth Investors
EQUITY SERIES:
(Alliance) Growth & Income
(Alliance) Common Stock
(Alliance) Global
(Alliance) International
(Alliance) Aggressive Stock
(Alliance) Small Cap Growth
(Alliance) Equity Index
FIXED INCOME SERIES:
(Alliance) Money Market
(Alliance) Intermediate Gov't
Securities

T. Rowe Price International Stock
T. Rowe Price Equity Income
EQ/Putnam Growth & Income Value
EQ/Putnam International Equity
EQ/Putnam Investors Growth
EQ/ Putnam Balanced
MFS Research
MFS Emerging Growth Companies
Morgan Stanley Emerging Markets Equity
Warburg Pincus Small Company Value
Merrill Lynch Global Allocation
Merrill Lynch Basic Value

9. DEATH BENEFIT. If you die (assuming you are the annuitant) before amounts are applied under an income annuity option, the named beneficiary will be paid a death benefit. The death benefit is equal to (1) your Certificate's value in the Investment Funds, or if greater, the GMDB, and (2) the amount of the death benefit provided with respect to GIRO's.

    GMDB -- If you are between the ages of 20 to 75, the GMDB will be a "6% to Age 80 Benefit." For ages 76 to 83 the GMDB benefit will grow to age 85 instead of 80. In New York the GMDB is an "Annual Ratchet to Age 80" for ages 20 to 79, otherwise a return of the money you invest in the Investment Funds will apply.

    6% to Age 80 Benefit (Not available in New York) -- We add interest to the initial amount at 6% (3% for amounts in the Fixed Income Series) through the Annuitant's age 80.

    Annual Ratchet to Age 80 -- This is the amount reset each year through the Annuitant's age 80 to your Certificate's value, if it is higher than the prior year's GMDB.

10. OTHER INFORMATION.

QUALIFIED PLANS. If the Certificates will be purchased by certain types of plans qualified under Section 401(a), or 401(k) of the Internal Revenue Code, please consult your tax adviser first. Any discussion of taxes in this profile does not apply to such plans.

GMIB. GMIB is an optional benefit that provides a minimum amount of guaranteed lifetime income for your future. When you are ready to convert (during specified periods of time) your Certificate's value to the Assured Payment Plan (Life Annuity with a Period Certain) the minimum amount of lifetime income that will be provided will be the greater of (i) your GMIB or (ii) your Certificate's current value in the Investment Funds, applied at current annuity purchase factors.

Your GMIB is calculated using a benefit base which is equal to the amount of money you initially put in the Investment Funds. This amount earns interest at 6% (3% for amounts in the Fixed Income Series), and is increased by any additional amounts put in, and decreased by any amounts you take out. Interest is credited through age 80. GMIB provides a safety net for your future income.

QUALIFIED PLANS. If the Certificates will be purchased by certain types of plans qualified under Section 401(a), or 401(k) of the Internal Revenue Code, please consult your tax adviser first. Any discussion of taxes in this profile does not apply.

FREE LOOK. You can examine the Certificate for a period of 10 days after you receive it, and return it to us for a refund. The free look period is longer in some states.

Your refund will equal your Certificate's value, reflecting any investment gain or loss, in the Investment Funds, and any increase or decrease in the value of any amounts held in the GIRO's, through the date we receive your Certificate. Some states may require that we calculate the refund differently.

PRINCIPAL ASSURANCE. This option is designed to assure the return of your original amount invested on a GIRO maturity date, by putting a portion of your money in a particular GIRO, and the balance in the Investment Funds in any way you choose. Assuming that you make no transfers or withdrawals of the portion in the GIRO, such amount will grow to your original investment upon maturity.

REBALANCING. You can have your money automatically readjusted among the Investment Funds and GIRO's periodically in order to retain the proportional investments you select.

DOLLAR COST AVERAGING. You can elect at issue of your Certificate to allocate your contribution to the Money Market Fund and have a dollar amount transferred from the Money Market Fund into the other Investment Funds over the first twelve months in which case Certificate charges will not be deducted during that period from amounts in the Money Market Fund. Or, you can elect to have a dollar amount or percentage transferred from the Money Market Fund into the other Investment Funds on a periodic basis over a longer period of time, and all applicable charges deducted from the value in the Money Market Fund will apply. Dollar cost averaging does not assure a profit or protect against a loss should market prices decline.

REPORTS. We will provide you with an annual statement of your Certificate's values as of the last day of each year, and three additional reports of your Certificate's values each year. You also will be provided with written confirmations of each financial transaction, and copies of annual and semi-annual statements of HR Trust and EQ Trust.

You may call toll-free at 1-800-789-7771 for a recording of daily Investment Fund values and guaranteed rates applicable to GIRO's.

11. INQUIRIES. If you need more information, please contact your registered representative. You may also contact us, at:

The Equitable Life Assurance Society of the United States
Income Management Group
P.O. Box 1547
Secaucus, NJ  07096-1547
Telephone 1-800-789-7771 and Fax 1-201-583-2224

                               INCOME MANAGER(SM)
                            ACCUMULATOR PROSPECTUS


                              DATED MAY 1, 1997


         COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES
                                  Issued By:
          The Equitable Life Assurance Society of the United States


This prospectus describes certificates The Equitable Life Assurance Society of the United States (EQUITABLE LIFE, WE, OUR and US) offers under a combination variable and fixed deferred annuity contract (ACCUMULATOR) issued on a group basis or as individual contracts. Enrollment under a group contract will be evidenced by issuance of a certificate. Certificates and individual contracts each will be referred to as "Certificates." Accumulator Certificates are used for after-tax contributions to a non-qualified annuity. A minimum initial contribution of $5,000 is required to put the Certificate into effect.


The Accumulator is designed to provide retirement income at a future date. Contributions accumulate on a tax-deferred basis and can be later distributed under a number of different methods which are designed to be responsive to the owner's (CERTIFICATE OWNER, YOU and YOUR) objectives.


The Accumulator offers investment options (INVESTMENT OPTIONS) that permit you to create your own strategies. These Investment Options include 23 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT.

We invest each Investment Fund in Class IB shares of a corresponding portfolio (PORTFOLIO) of The Hudson River Trust (HR TRUST) or EQ Advisors Trust (EQ TRUST), mutual funds whose shares are purchased by separate accounts of insurance companies. The prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus, describe the investment objectives, policies and risks of the Portfolios.

The Investment Funds investing in corresponding Portfolios of HR Trust are: the Asset Allocation Series--(Alliance) Conservative Investors and (Alliance) Growth Investors Funds; the Equity Series--(Alliance) Growth & Income, (Alliance) Common Stock, (Alliance) Global, (Alliance) International, (Alliance) Aggressive Stock, (Alliance) Small Cap Growth and (Alliance) Equity Index Funds; and the Fixed Income Series--(Alliance) Money Market and (Alliance) Intermediate Government Securities Funds.

The Investment Funds investing in corresponding Portfolios of EQ Trust are: T. Rowe Price International Stock, T. Rowe Price Equity Income, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, EQ/Putnam Investors Growth, EQ/Putnam Balanced, MFS Research, MFS Emerging Growth Companies, Morgan Stanley Emerging Markets Equity, Warburg Pincus Small Company Value, Merrill Lynch Global Allocation, and Merrill Lynch Basic Value Funds.

Amounts allocated to a Guarantee Period accumulate on a fixed basis and are credited with interest at a rate we set (GUARANTEED RATE) for the entire period. On each business day (BUSINESS DAY) we will determine the Guaranteed Rates available for amounts newly allocated to Guarantee Periods. A market value adjustment (positive or negative) will be made for withdrawals, transfers, surrender and certain other transactions from a Guarantee Period before its expiration date (EXPIRATION DATE). Each Guarantee Period has its own Guaranteed Rates. The Guarantee Periods currently available have Expiration Dates of February 15, in years 1998 through 2007.

You may choose from a variety of payout options, including the Assured Payment Plan and our other variable annuities and fixed annuities.

This prospectus provides information about the Accumulator that prospective investors should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless accompanied by current prospectuses for HR Trust and EQ Trust, both of which you should also read carefully.

Registration statements relating to Separate Account No. 45 (SEPARATE ACCOUNT) and interests under the Guarantee Periods have been filed with the Securities and Exchange Commission (SEC). The statement of additional information (SAI), dated May 1, 1997, which is part of the registration statement for the Separate Account, is available free of charge upon request by writing to our Processing Office or calling 1-800-789-7771, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CERTIFICATES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.


                                 Copyright 1997
                  The Equitable Life Assurance Society of the
                    United States, New York, New York 10104.
                              All rights reserved.

               INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


   Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1996 is incorporated herein by reference.


   All documents or reports filed by Equitable Life pursuant to Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934 (EXCHANGE ACT) after the date hereof and prior to the termination of the offering of the securities offered hereby shall be deemed to be incorporated by reference in this prospectus and to be a part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated herein by reference shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified and superseded, to constitute a part of this prospectus. Equitable Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000727920.


   Equitable Life will provide without charge to each person to whom this prospectus is delivered, upon the written or oral request of such person, a copy of any or all of the foregoing documents incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents). Requests for such documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate
Secretary (telephone: (212)    -    ).

PROSPECTUS TABLE OF CONTENTS


GENERAL TERMS                                 PAGE 4
FEE TABLE                                     PAGE 5
PART 1: EQUITABLE LIFE, THE SEPARATE
        ACCOUNT AND THE
        INVESTMENT FUNDS                       PAGE 9
EQUITABLE LIFE                                 9
SEPARATE ACCOUNT NO. 45                        9
HR TRUST                                       9
HR TRUST'S INVESTMENT ADVISER                 10
EQ TRUST                                      10
EQ TRUST'S MANAGER AND ADVISERS               10
INVESTMENT POLICIES AND OBJECTIVES OF HR
  TRUST'S AND EQ TRUST'S PORTFOLIOS           11
PART 2: INVESTMENT PERFORMANCE                PAGE 14
STANDARDIZED PERFORMANCE DATA                 14
RATE OF RETURN DATA FOR INVESTMENT
  FUNDS                                       17
COMMUNICATING PERFORMANCE DATA                23
MONEY MARKET FUND AND INTERMEDIATE
  GOVERNMENT SECURITIES FUND
  YIELD INFORMATION                           23
PART 3: THE GUARANTEED PERIOD
        ACCOUNT                               PAGE 24
GUARANTEE PERIODS                             24
MARKET VALUE ADJUSTMENT FOR TRANSFERS,
  WITHDRAWALS OR SURRENDER PRIOR TO THE
  EXPIRATION DATE                             25
INVESTMENTS                                   26
PART 4: PROVISIONS OF THE
        CERTIFICATES AND SERVICES
        WE PROVIDE                            PAGE 27
WHAT IS THE ACCUMULATOR?                      27
AVAILABILITY OF THE CERTIFICATES              27
CONTRIBUTIONS UNDER THE CERTIFICATES          27
METHODS OF PAYMENT                            27
ALLOCATION OF CONTRIBUTIONS                   27
FREE LOOK PERIOD                              28
ANNUITY ACCOUNT VALUE                         29
TRANSFERS AMONG INVESTMENT OPTIONS            29
DOLLAR COST AVERAGING                         29
DEATH BENEFIT                                 30
WHEN THE CERTIFICATE OWNER DIES
  BEFORE THE ANNUITANT                        31
WITHDRAWAL OPTIONS                            32
GMIB                                          31
CASH VALUE                                    36
SURRENDERING THE CERTIFICATES TO
  RECEIVE THE CASH VALUE                      36
INCOME ANNUITY OPTIONS                        36
ASSURED PAYMENT PLAN                          37
WHEN PAYMENTS ARE MADE                        37
ASSIGNMENT                                    38
SERVICES WE PROVIDE                           38
DISTRIBUTION OF THE CERTIFICATES              38
PART 5: DEDUCTIONS AND CHARGES                PAGE 39
CHARGES DEDUCTED FROM THE ANNUITY
  ACCOUNT VALUE                               39
CHARGES DEDUCTED FROM THE INVESTMENT
  FUNDS                                       40
HR TRUST CHARGES TO PORTFOLIOS                40
EQ TRUST CHARGES TO PORTFOLIOS                40
GROUP OR SPONSORED ARRANGEMENTS               41
OTHER DISTRIBUTION ARRANGEMENTS               41
PART 6: VOTING RIGHTS                         PAGE 42
HR TRUST AND EQ TRUST VOTING RIGHTS           42
VOTING RIGHTS OF OTHERS                       42
SEPARATE ACCOUNT VOTING RIGHTS                42
CHANGES IN APPLICABLE LAW                     42
PART 7: TAX ASPECTS OF THE CERTIFICATES       PAGE 43
TAX CHANGES                                   43
TAXATION OF NON-QUALIFIED ANNUITIES           43
FEDERAL AND STATE INCOME TAX
  WITHHOLDING                                 44
OTHER WITHHOLDING                             44
SPECIAL RULES FOR CERTIFICATES ISSUED IN
  PUERTO RICO                                 45
IMPACT OF TAXES TO EQUITABLE LIFE             45
TRANSFERS AMONG INVESTMENT OPTIONS            45
PART 8: KEY FACTORS IN RETIREMENT
        PLANNING                              PAGE 46
INTRODUCTION                                  46
INFLATION                                     46
STARTING EARLY                                47
TAX-DEFERRAL                                  47
INVESTMENT OPTIONS                            48
THE BENEFIT OF ANNUITIZATION                  49













PART 9: INDEPENDENT ACCOUNTANTS               PAGE 50
APPENDIX I: MARKET VALUE
  ADJUSTMENT EXAMPLE                          PAGE 51
APPENDIX II: QUALIFIED PLAN CERTIFICATES      PAGE 52
APPENDIX III: GUARANTEED MINIMUM
  DEATH BENEFIT (GMDB) EXAMPLE                PAGE 53
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS                           PAGE 54

                                GENERAL TERMS


ACCUMULATION UNIT--Contributions that are invested in an Investment Fund purchase Accumulation Units in that Investment Fund.

ACCUMULATION UNIT VALUE--The dollar value of each Accumulation Unit in an Investment Fund on a given date.


ANNUITANT--The individual who is the measuring life for determining death benefits before the Annuity Commencement Date, and annuity benefits.

ANNUITY ACCOUNT VALUE--The sum of the amounts in the Investment Options under the Accumulator Certificate. See "Annuity Account Value" in Part 4.


ANNUITY COMMENCEMENT DATE--The date on which amounts are applied to provide an annuity benefit.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange is open for trading. For the purpose of determining the Transaction Date, our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.

CASH VALUE--The Annuity Account Value minus any applicable charges.

CERTIFICATE--The Certificate issued under the terms of a group annuity contract and any individual contract, including any endorsements.

CERTIFICATE OWNER--The person who owns an Accumulator Certificate and has the right to exercise all rights under the Certificate.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACT DATE--The date on which the Annuitant is enrolled under the group annuity contract, or the effective date of the individual contract. This is usually the Business Day we receive the initial contribution at our Processing Office.

CONTRACT YEAR--The 12-month period beginning on your Contract Date and each anniversary of that date.


EQ TRUST--EQ Advisors Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. EQ Financial Consultants, Inc. (EQ Financial) is the manager of EQ Trust and has appointed advisers for each of the Portfolios.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)--The minimum amount payable with respect to the Investment Funds, upon the death of the Annuitant.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)-- A minimum amount of future guaranteed lifetime income provided with respect to the Investment Funds.


EXPIRATION DATE--The date on which a Guarantee Period ends.


GUARANTEE PERIOD--Any of the periods of time ending on an Expiration Date that are available for investment under the Certificates. Guarantee Periods may also be referred to as Guaranteed Interest Rate Options ("GIROs").


GUARANTEED PERIOD ACCOUNT--The Account that contains the Guarantee Periods.

GUARANTEED RATE--The annual interest rate established for each allocation to a Guarantee Period.


HR TRUST--The Hudson River Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. Alliance Capital Management L.P. (Alliance) is the adviser to HR Trust.


INVESTMENT FUNDS--The funds of the Separate Account that are available under the Certificates.

INVESTMENT OPTIONS--The choices for investment: the Investment Funds and each available Guarantee Period.

MATURITY VALUE--The amount in a Guarantee Period on its Expiration Date.


PORTFOLIOS--The portfolios of HR Trust and EQ Trust that correspond to the Investment Funds of the Separate Account.


PROCESSING DATE--The day when we deduct certain charges from the Annuity Account Value. If the Processing Date is not a Business Day, it will be on the next succeeding Business Day. The Processing Date will be once each year on each anniversary of the Contract Date.


PROCESSING OFFICE--The address to which all contributions, written requests (e.g., transfers, withdrawals, etc.) or other written communications must be sent. See "Services We Provide" in Part 4.


SAI--The statement of additional information for the Separate Account under the Accumulator.

SEPARATE ACCOUNT--Equitable Life's Separate Account No. 45.


TRANSACTION DATE--The Business Day we receive a contribution or a transaction request providing all the information we need at our Processing Office. If your contribution or request reaches our Processing Office on a non-Business Day, or after the close of the Business Day, the Transaction Date will be the next following Business Day. Transaction requests must be made in a form acceptable to us.

VALUATION PERIOD--Each Business Day together with any preceding non-business days.

                                    FEE TABLE


The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them on the same basis with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 5: Deductions and Charges." For a complete description of each Trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 3, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charge shown in the Table which will be deducted from amounts allocated to the Guarantee Periods is the withdrawal charge. See "Part 5: Deductions and Charges." A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 3: The Guaranteed Period Account."

OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY ACCOUNT VALUE)




WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS (deducted upon surrender or for certain withdrawals. The applicable withdrawal charge percentage is determined by the Contract Year in which the withdrawal is made or the Certificate is surrendered beginning with "Contract Year 1" with respect to each contribution withdrawn or surrendered. For each contribution, the Contract Year in which we receive that contribution is "Contract Year



     1 ...    7.00%
     2 ...    6.00
     3 ...    5.00
     4 ...    4.00
     5 ...    3.00
     6 ...    2.00
     7 ...    1.00
    8+ ..     0.00




 GUARANTEED BENEFIT EXPENSE (DEDUCTED FROM ANNUITY ACCOUNT VALUE AS A PERCENTAGE
 OF GMDB THEN IN EFFECT)(2)
COMBINED GMDB/GMIB (PLAN A)--AGES 20 TO 75 .......................................   0.45%
GMDB ONLY (PLAN B)--AGES 20 TO 75 ................................................   0.20%
GMDB ONLY (PLAN B)--AGES 76 TO 83 ................................................   0.45%
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS IN EACH INVESTMENT FUND)
MORTALITY AND EXPENSE RISKS ......................................................   0.90%
ADMINISTRATION(3) ................................................................   0.25%
                                                                                   -------
 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES ..........................................   1.15%
                                                                                   =======



------------
See footnotes on next page.

HR TRUST AND EQ TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS IN EACH PORTFOLIO)



                                                         INVESTMENT PORTFOLIOS
                                   ---------------------------------------------------------------
                                      (ALLIANCE)    (ALLIANCE)   (ALLIANCE)  (ALLIANCE)
                                     CONSERVATIVE     GROWTH      GROWTH &     COMMON    (ALLIANCE)
HR TRUST                              INVESTORS      INVESTORS     INCOME      STOCK       GLOBAL
                                                   -----------  ----------  ----------  ----------
Investment Advisory Fee                  x.xx%         0.52%        x.xx%       0.36%       0.53%
Rule 12b-1 Plan Fee(4)                   0.25%         0.25%        0.25%       0.25%       0.25%
Other Expenses                           x.xx%         0.07%        x.xx%       0.02%       0.08%
                                   --------------  -----------  ----------  ----------  ----------
 TOTAL HR TRUST ANNUAL
 EXPENSES(5)                             x.xx%         0.84%        x.xx%       0.63%       0.86%
                                   ==============  ===========  ==========  ==========  ==========



                                                                                          (ALLIANCE)
                                       (ALLIANCE)   (ALLIANCE)   (ALLIANCE)  (ALLIANCE)  INTERMEDIATE
                          (ALLIANCE)   AGGRESSIVE      SMALL       EQUITY      MONEY         GOVT.
HR TRUST               INTERNATIONAL     STOCK      CAP GROWTH     INDEX       MARKET     SECURITIES
                         ----------  ------------  -----------  ----------  ----------  -------------
Investment Advisory Fee      x.xx%        0.46%        x.xx%        x.xx%       0.40%        x.xx%
Rule 12b-1 Plan Fee(4)       0.25%        0.25%        0.25%        0.25%       0.25%        0.25%
Other Expenses               x.xx%        0.02%        x.xx%        x.xx%       0.02%        x.xx%
                         ----------  ------------  -----------  ----------  ----------  -------------
 TOTAL HR TRUST ANNUAL
 EXPENSES(5)                 x.xx%        0.73%        x.xx%        x.xx%       0.67%        x.xx%
                         ==========  ============  ===========              ==========  =============



                          T. ROWE                    EQ/PUTNAM
                           PRICE       T. ROWE       GROWTH &     EQ/PUTNAM    EQ/PUTNAM
                     INTERNATIONAL   PRICE EQUITY     INCOME   INTERNATIONAL   INVESTORS    EQ/PUTNAM
EQ TRUST                   STOCK        INCOME         VALUE       EQUITY       GROWTH      BALANCED
                         --------  --------------  -----------  -----------  -----------  -----------
Investment Advisory Fee     0.75%        0.55%         0.55%        0.70%        0.55%        0.55%
Rule 12b-1 Plan Fee(4)      0.25%        0.25%         0.25%        0.25%        0.25%        0.25%
Other Expenses              0.25%        0.05%         0.05%        0.25%        0.05%        0.10%
                         --------  --------------  -----------  -----------  -----------  -----------
 TOTAL EQ TRUST ANNUAL
 EXPENSES(6)                1.25%        0.85%         0.85%        1.20%        0.85%        0.90%
                         ========  ==============  ===========  ===========  ===========  ===========



                                                              WARBURG
                                         MFS       MORGAN     PINCUS      MERRILL
                                      EMERGING     STANLEY     SMALL       LYNCH
                            MFS        GROWTH      MARKETS    COMPANY      GLOBAL     MERRILL LYNCH
EQ TRUST                  RESEARCH    COMPANIES    EQUITY      VALUE     ALLOCATION    BASIC VALUE
                         ----------  -----------  ---------  ---------  ------------  -------------
Investment Advisory Fee      0.55%       0.55%       1.15%      0.65%        0.70%         0.55%
Rule 12b-1 Plan Fee(4)       0.25%       0.25%       0.25%      0.25%        0.25%         0.25%
Other Expenses               0.05%       0.05%       0.35%      0.10%        0.25%         0.05%
                         ----------  -----------  ---------  ---------  ------------  -------------
 TOTAL EQ TRUST ANNUAL
 EXPENSES(6)                 0.85%       0.85%       1.75%      1.00%        1.20%         0.85%
                         ==========  ===========  =========  =========  ============  =============



------------
Notes:

(1) Deducted upon a withdrawal with respect to amounts in excess of the 15% free corridor amount, and upon a surrender. See "Part 5: Deductions and Charges," "Withdrawal Charge." We reserve the right to impose an administration charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. See "Withdrawal Processing Charge" also in Part 5.

(2) This charge is deducted annually on each Processing Date. See "Combined GMDB/GMIB Benefit Charge (Plan A) and "GMDB Only Benefit Charge (Plan
      B)" in Part 5.

(3) We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.

(4) The Class IB shares of HR Trust and EQ Trust are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plan") adopted by HR Trust and EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Rule 12b-1 Plans provide that HR Trust and EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fee may be increased only by action of the respective Board of Trustees of HR Trust and EQ Trust up to a maximum of 0.50% per annum.

(5) The amounts shown for the Portfolios of HR Trust which began issuing Class IB shares on October 2, 1996, are annualized. The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in
      Part 5.

(6) "Other Expenses" shown are based on estimated amounts (after expense reimbursement or waiver) for the current fiscal year, as EQ Trust commenced operations on . The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of EQ Trust. The maximum investment advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "EQ Trust Charges to Portfolios" in Part 5.

EXAMPLES


The examples below show the expenses that a hypothetical Certificate Owner would pay under the Combined GMDB/GMIB Benefit (Plan A) and under the GMDB Only Benefit (Plan B)--Ages 20 to 75 in the two situations noted below assuming a $1,000 contribution invested in one of the Investment Funds listed, and a 5% annual return on assets.(1)

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


                 COMBINED GMDB/GMIB BENEFIT (PLAN A) ELECTION




                                                              IF YOU DO NOT SURRENDER YOUR
                                                              CERTIFICATE AT THE END
IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF EACH          OF EACH PERIOD SHOWN, THE
PERIOD SHOWN, THE EXPENSES WOULD BE:                          EXPENSES WOULD BE:

                                       1 YEAR       3 YEARS          1 YEAR          3 YEARS
                                   ------------  -----------  ------------------  -----------
ASSET ALLOCATION SERIES:
 (Alliance) Conservative
  Investors                           $                           $
 (Alliance) Growth Investors
EQUITY SERIES:
 (Alliance) Growth & Income
 (Alliance) Common Stock
 (Alliance) Global                                           [TO BE INSERTED BY AMENDMENT]
 (Alliance) International
 (Alliance) Aggressive Stock
 (Alliance) Small Cap Growth
 (Alliance) Equity Index
FIXED INCOME SERIES:
  (Alliance) Money Market
  (Alliance) Intermediate Govt.
    Securities
T. Rowe Price
 Int'l Stock
T. Rowe Price
 Equity Income
EQ/Putnam Growth
 & Income Value
EQ/Putnam Int'l
 Equity
EQ/Putnam
 Investors Growth
EQ/Putnam
 Balanced
MFS Research
MFS Emerging
 Growth Companies
Morgan Stanley
 Emerging Markets
 Equity
Warburg Pincus
 Small Company
 Value
Merrill Lynch
 Global Allocation
Merrill Lynch
 Basic Value

                      GMDB ONLY BENEFIT (PLAN B) ELECTION




                                                              IF YOU DO NOT SURRENDER YOUR
                                                              CERTIFICATE AT THE END
IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF EACH          OF EACH PERIOD SHOWN, THE
PERIOD SHOWN, THE EXPENSES WOULD BE:                          EXPENSES WOULD BE:

                                       1 YEAR       3 YEARS          1 YEAR          3 YEARS
                                   ------------  -----------  ------------------  -----------
ASSET ALLOCATION SERIES:
 (Alliance) Conservative
  Investors
 (Alliance) Growth Investors
EQUITY SERIES:
 (Alliance) Growth & Income
 (Alliance) Common Stock
 (Alliance) Global
 (Alliance) International
 (Alliance) Aggressive Stock
 (Alliance) Small Cap Growth
 (Alliance) Equity Index
FIXED INCOME SERIES:                         [TO BE INSERTED BY AMENDMENT]
  (Alliance) Money Market
  (Alliance) Intermediate Govt.
    Securities
T. Rowe Price
 Int'l Stock
T. Rowe Price
 Equity Income
EQ/Putnam Growth
 & Income Value
EQ/Putnam Int'l
 Equity
EQ/Putnam
 Investors Growth
EQ/Putnam
 Balanced
MFS Research
MFS Emerging
 Growth Companies
Morgan Stanley
 Emerging Markets
 Equity
Warburg Pincus
 Small Company
 Value
Merrill Lynch
 Global Allocation
Merrill Lynch
 Basic Value




--------------
Notes:

  (1) The amount accumulated could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial payment is less than $20 we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Income Annuity Options" in Part 4. The examples do not reflect charges for applicable taxes such as state or local premium taxes that may also be deducted in certain jurisdictions.

-------------------------------------------------------------------------------

                  PART 1: EQUITABLE LIFE, THE SEPARATE ACCOUNT
                            AND THE INVESTMENT FUNDS

-------------------------------------------------------------------------------
EQUITABLE LIFE


Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Our home office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.

Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (the Holding Company). The largest stockholder of the Holding Company is AXA-UAP. AXA-UAP beneficially owns 63.9% of the outstanding shares of common stock of the Holding Company plus convertible preferred stock. Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $239.8 billion of assets as of December 31, 1996.


SEPARATE ACCOUNT NO. 45


Separate Account No. 45 is organized as a unit investment trust, a type of investment company, and is registered with the SEC under the Investment Company Act of 1940, as amended (1940 Act). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has several Investment Funds, each of which invests in shares of a corresponding Portfolio of HR Trust and EQ Trust. Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and the Certificate Owner's Accumulation Units may be worth more or less than the original cost when redeemed.

Under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income gains or losses. We are the issuer of the Certificates, and the obligations set forth in the Certificates (other than those of Annuitants or Certificate Owners) are our obligations.

In addition to contributions made under the Accumulator Certificates, we may allocate to the Separate Account monies received under other contracts, certificates, or agreements. Owners of all such contracts, certificates or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Accumulator Certificates or to other contracts, certificates or agreements, or we may transfer the excess to our General Account.

We reserve the right, subject to compliance with applicable law; (1) to add Investment Funds (or sub-funds of Investment Funds) to, or to remove Investment Funds (or sub-funds) from, the Separate Account, or to add other separate accounts; (2) to combine any two or more Investment Funds or sub-funds thereof; (3) to transfer the assets we determine to be the share of the class of contracts to which the Certificate belongs from any Investment Fund to another Investment Fund; (4) to operate the Separate Account or any Investment Fund as a management investment company under the 1940 Act, in which case charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account; (5) to deregister the Separate Account under the 1940 Act, provided that such action conforms with the requirements of applicable law; (6) to restrict or eliminate any voting rights as to the Separate Account; and (7) to cause one or more Investment Funds to invest some or all of their assets in one or more other trusts or investment companies. If any changes are made that result in a material change in the underlying investment policy of an Investment Fund, you will be notified as required by law.


HR TRUST

HR Trust is an open-end diversified management investment company, more commonly called a mu-tual fund. As a "series" type of mutual fund, it issues several different series of stock, each of which relates to a different Portfolio of HR Trust. HR Trust commenced operations in January 1976 with a predecessor of its Common Stock Portfolio. HR Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to HR Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of HR Trust, purchase Class IB shares of a corresponding Portfolio of HR Trust. More detailed information about HR Trust, its investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 Plan relating to Class IB shares, and all other aspects of its operations appears in its prospectus which accompanies this prospectus or in its statement of additional information.

HR TRUST'S MANAGER AND ADVISER

HR Trust is managed and advised by Alliance Capital Management L.P. (Alliance), which is registered with the SEC as an investment adviser under the 1940 Act. Alliance, a publicly-traded limited partnership, is indirectly majority-owned by Equitable Life. On December 31, 1996, Alliance was managing approximately $182.8 billion in assets. Alliance acts as an investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance's record as an investment manager is based, in part, on its ability to provide a diversity of investment services to domestic, international and global markets. Alliance prides itself on its ability to attract and retain a quality, professional work force. Alliance employs more than 194 investment professionals, including 83 research analysts. Portfolio managers have an average investment experience of more than 15 years.

Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


EQ TRUST

EQ Trust is an open-end management investment company. As a "series type" of mutual fund, EQ Trust issues different series of stock, each of which relates to a different Portfolio of EQ Trust. EQ Trust commenced operations on
                  . EQ Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to EQ Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of EQ Trust, purchase Class IB shares of a corresponding Portfolio of EQ Trust. More detailed information about EQ Trust, its investment objectives, policies and restrictions, risks, expenses, the Rule 12b-1 Plan relating to the Class IB shares, and all other aspects of its operations appears in its prospectus which accompanies this prospectus and in its statement of additional information.

EQ TRUST'S MANAGER AND ADVISERS

EQ Trust is managed by EQ Financial Consultants, Inc. (EQ Financial) which, subject to supervision and direction of the Trustees of EQ Trust, has overall responsibility for the general management and administration of EQ Trust. EQ Financial is an investment adviser registered under the 1940 Act, and a broker-dealer registered under the Exchange Act. EQ Financial is a Delaware corporation and an indirect, wholly-owned subsidiary of Equitable Life.

EQ Financial has entered into investment advisory agreements with T. Rowe Price Associates, Inc., Putnam Investment Management, Inc., Massachusetts Financial Services Company, Morgan Stanley Asset Management, Inc., Warburg, Pincus Counsellors, Inc., and Merrill Lynch Asset Management, L.P., each of which serves as an adviser to one or more of the Portfolios of EQ Trust.

INVESTMENT POLICIES AND OBJECTIVES OF HR TRUST'S PORTFOLIOS AND EQ TRUST'S PORTFOLIOS

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policy and objective for each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus. Please read the prospectuses for each of the trusts carefully before investing.

The policies and objectives of HR Trust's Portfolios may be summarized as follows:



 PORTFOLIO                                          INVESTMENT POLICY                     OBJECTIVE
------------------------------  --------------------------------------------------------  -----------------------------
ASSET ALLOCATION SERIES:
(Alliance) Conservative          Diversified mix of publicly-traded, fixed-income and      High total return without, in
 Investors                       equity securities; asset mix and security selection are   the adviser's opinion, undue
                                 primarily based upon factors expected to reduce risk.     risk to principal
                                 The Portfolio is generally expected to hold
                                 approximately 70% of its assets in fixed income
                                 securities and 30% in equity securities.

(Alliance) Growth Investors      Diversified mix of publicly-traded, fixed-income and      High total return consistent
                                 equity securities; asset mix and security selection       with the adviser's
                                 based upon factors expected to increase possibility of    determination of reasonable
                                 high long-term return. The Portfolio is generally         risk
                                 expected to hold approximately 70% of its assets in
                                 equity securities and 30% in fixed income securities.

EQUITY SERIES:
(Alliance) Growth & Income       Primarily income producing common stocks and securities    High total return through a
                                 convertible into common stocks.                            combination of current income
                                                                                            and capital appreciation

(Alliance) Common Stock          Primarily common stock and other equity-type               Long-term growth of capital
                                 instruments.                                               and increasing income

(Alliance) Global                Primarily equity securities of non-United States as well   Long-term growth of capital
                                 as United States companies.

(Alliance) International         Primarily equity securities selected principally to        Long-term growth of
                                 permit participation in non-United States companies with   capital (Alliance)
                                 prospects for growth.

(Alliance) Aggressive Stock      Primarily common stocks and other equity-type securities   Long-term growth
                                 of capital issued by quality small and intermediate
                                 sized companies with strong growth prospects and in
                                 covered options on those securities.

(Alliance) Small Cap Growth      Primarily U.S. common stock and other equity type          Long-term growth of capital
                                 securities issued by small companies with favorable
                                 growth prospects.



                                       11




PORTFOLIO                                           INVESTMENT POLICY                     OBJECTIVE
------------------------------  --------------------------------------------------------  -----------------------------
(Alliance) Equity Index           Selected securities in the Standard & Poor's 500 Index   Total return (before expenses)
                                  (the "Index") which the advisor believes will, in the    that approximates the total
                                  aggregate, approximate the performance results of the    return performance of the
                                  Index                                                    Index (including reinvestment
                                                                                           of dividends) at risk level
                                                                                           consistent with that of the
                                                                                           Index
FIXED INCOME SERIES:
(Alliance) Money Market           Primarily high quality U.S. dollar denominated money     High level of current income
                                  market instruments.                                      while preserving assets and
                                                                                           maintaining liquidity

(Alliance) Intermediate           Primarily debt securities issued or guaranteed by the    High current income
 Government Securities            U.S. government, its agencies and instrumentalities.     consistent with relative
                                  Each investment will have a final maturity of not more   stability of principal
                                  than 10 years or a duration not exceeding that of a
                                  10-year Treasury note.



The policies and objectives of EQ Trust's Portfolios may be summarized as follows:



T. Rowe Price International        Primarily common stocks of established non-United     Long-term growth of capital
 Stock                             States companies.

T. Rowe Price Equity Income        Primarily dividend paying common stocks of            Substantial dividend income
                                   established companies.                                and also capital appreciation

EQ/Putnam Growth & Income          Primarily common stocks that offer potential for      Capital growth and,
 Value                             capital growth and may, consistent with the           secondarily, current income
                                   Portfolio's investment objective, invest in common
                                   stocks that offer potential for current income.

EQ/Putnam International Equity     Primarily a diversified portfolio of equity           Capital appreciation
                                   securities of companies located outside the United
                                   States.

EQ/Putnam Investors Growth         Primarily common stocks in view of the Portfolio      Long-term growth of capital
                                   adviser's belief that equity ownership affords the    and any increased income that
                                   best opportunity for capital growth over the long     results from this growth
                                   term.

EQ/Putnam Balanced                 A well-diversified portfolio of stocks and bonds      Balanced investment
                                   that will produce both capital growth and current
                                   income.

MFS Research                       A substantial portion of assets invest in common      Long-term growth of capital
                                   stock or securities convertible into common stock of  and future income companies believed by the Portfolio adviser to
                                   possess better than average prospects for long-term
                                   growth. A smaller proportion of assets may invest in
                                   bonds, short-term debt obligations, preferred stocks
                                   or common stocks whose principal characteristic is
                                   income production rather than growth.

                               12


Portfolio                                          Investment Policy                      Objective
------------------------------  -----------------------------------------------------     -----------------------------
MFS Emerging Growth               Companies Primarily (i.e., at least 80% of its assets   Long-term growth of capital
                                  normal circumstances) in common stocks of emerging
                                  growth companies that the Portfolio adviser believes
                                  are early in their life cycle but which have the
                                  potential to become major enterprises.

Morgan Stanley Emerging           Primarily equity securities of emerging market          Long-term capital
 Markets Equity                   country issuers.                                        appreciation

Warburg Pincus Small Company      Primarily in a portfolio of equity securities of        Long-term capital
 Value                            small capitalization companies (i.e., companies         appreciation
                                  having market capitalizations of $1 billion or less
                                  at the time of initial purchase) that the Portfolio
                                  adviser considers to be relatively undervalued.

Merrill Lynch Global              Fully-managed investment policy utilizing United        High total investment return
 Allocation                       States and foreign equity, debt and money market        consistent with prudent risk
                                  securities the combination of which will be varied
                                  from time to time both with respect to types of
                                  securities and markets in response to changing market
                                  and economic trends.

Merrill Lynch Basic Value         Investment in securities, primarily equities, that      Capital appreciation and,
                                  the Portfolio adviser believes are undervalued and      secondarily, income
                                  therefore represent basic investment value.

------------------------------------------------------------------------------

                         PART 2: INVESTMENT PERFORMANCE
-------------------------------------------------------------------------------

This Part presents performance data for each of the Investment Funds, calculated by two methods. The first method, used in calculating the data in the tables under "Standardized Performance Data," reflects all applicable fees and charges, but not the charge for tax such as premium taxes.

The second method, used in calculating the data in the tables under "Rate of Return Data for Investment Funds," also reflects all applicable fees and charges, but not the withdrawal charge, the combined GMDB/GMIB, if applicable, charge, or the charge for tax such as premium taxes. These additional charges, if applicable, would effectively reduce the rates of return credited to a particular Certificate.

HR Trust Portfolios

The performance data shown below for the Investment Funds investing in Class IB shares of HR Trust Portfolios are based on the actual investment results of the Portfolios, and have been adjusted for the fees and charges applicable under the Certificates. However, the investment results prior to October 1996, when Class IB shares were not available, reflect the performance of the Class IA shares of Portfolios of HR Trust, without adjustment to reflect Rule 12b-1 fees. The Class IA shares are not subject to Rule 12b-1 fees, but are otherwise identical in the Class IB shares. The Rule 12b-1 fees would effectively reduce such investment performance.

The performance data for the Money Market and Common Stock Investment Funds that invest in corresponding HR Trust Portfolios, for periods prior to March 22, 1985, reflect the investment results of two open-end management separate accounts (the "predecessor separate accounts") which were reorganized in unit investment trust form. The "Since Inception" figures for these Investment Funds are based on the date of inception of the predecessor separate accounts. These performance data have been adjusted to reflect the maximum investment advisory fee payable for the corresponding Portfolio of HR Trust, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Trust Portfolios

The Investment Funds of the Separate Account that invest in Class IB shares Portfolios of EQ Trust have only recently been established and no Certificates funded by those Investment Funds have been issued as of the date of this Prospectus. EQ Trust commenced operations on May , 1997. The performance data shown in the tables for Investment Funds investing in Class IB shares of EQ Trust Portfolios are presented on a hypothetical basis that reflects the actual investment experience of publicly available mutual funds that are managed by the respective EQ Trust Portfolio advisers. These public funds have investment objectives, policies, strategies and risks substantially similar to those of the corresponding Portfolios of EQ Trust. The performance data shown reflect the estimated expenses of EQ Trust Portfolios all of the fees and charges that would have been made under the Certificates as if the Investment Funds and the Portfolios had been in existence for the periods shown. The public funds performance data shown in the tables are solely for illustrative purposes, because the Portfolios themselves have no prior performance history.

The results shown in the tables are not an estimate or guarantee of future investment performance, and do not reflect the actual experience of amounts invested under a particular Certificate.

See "Part 3: The Guaranteed Period Account" for information on the Guaranteed Period Account.

STANDARDIZED PERFORMANCE DATA


The standardized performance data in the following tables illustrate the average annual total return of the Investment Funds over the periods shown, assuming a single initial contribution of $1,000 and the surrender of the Certificate at the end of each period. These tables (which reflect the first calcu lation method described above) are prepared in a manner prescribed by the SEC for use when we advertise the performance of the Separate Account. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.

Each calculation assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or subsequent contributions were made and no amounts were allocated to any other Investment Option under the Certificate.


In order to calculate annualized rates of return, we divide the Cash Value of a Certificate which is surrendered on December 31, 1996 by the $1,000 contribution made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding.

        AVERAGE ANNUAL TOTAL RETURN UNDER A CERTIFICATE SURRENDERED ON
                              DECEMBER 31, 1996*



                                                        LENGTH OF INVESTMENT PERIOD
                                      -------------------------------------------------------------
              INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                 FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
------------------------------------  ----------  ----------  ----------  ----------  -------------
HR TRUST**
------------------------------------
ASSET ALLOCATION SERIES:
(Alliance) Conservative Investors        xx.xx%      xx.xx%      xx.xx%        --          xx.xx%
(Alliance) Growth Investors              xx.xx       xx.xx       xx.xx         --          xx.xx
EQUITY SERIES:                                                     [To be inserted by amendment]
(Alliance) Growth & Income               xx.xx       xx.xx         --          --          xx.xx
(Alliance) Common Stock                  xx.xx       xx.xx       xx.xx       xx.xx%        xx.xx
(Alliance) Global                        xx.xx       xx.xx       xx.xx         --          xx.xx
(Alliance) International                 xx.xx         --          --          --          xx.xx
(Alliance) Aggressive Stock              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Small Cap Growth              xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
FIXED INCOME SERIES:
(Alliance) Money Market                  xx.xx       xx.xx       xx.xx       xx.xx         xx.xx
(Alliance) Intermediate Govt.
 Securities                              xx.xx       xx.xx       xx.xx         --          xx.xx
EQ TRUST***
-----------
T. Rowe Price
 Int'l Stock                             xx.xx         --          --          --          xx.xx
T. Rowe Price
 Equity Income                           xx.xx         --          --          --          xx.xx
EQ/Putnam Growth
 & Income Value                          xx.xx         --          --          --          xx.xx
EQ/Putnam Int'l
 Equity                                  xx.xx         --          --          --          xx.xx
EQ/Putnam
 Investors Growth                        xx.xx         --          --          --          xx.xx
                                                                   [to be inserted by amendment]
EQ/Putnam
 Balanced                                xx.xx         --          --          --          xx.xx
MFS Research                             xx.xx         --          --          --          xx.xx
MFS Emerging
 Growth Companies                        xx.xx         --          --          --          xx.xx
Morgan Stanley
 Emerging Markets
 Equity                                  xx.xx         --          --          --          xx.xx
Warburg Pincus
 Small Company
 Value                                   xx.xx         --          --          --          xx.xx
Merrill Lynch
 Global Allocation                       xx.xx         --          --          --          xx.xx
Merrill Lynch
 Basic Value                             xx.xx         --          --          --          xx.xx

------------
* See footnotes on next page.

The tables below illustrate the growth of an assumed investment of $1,000, with fees and charges deducted on the standardized basis described above for the first method of calculation.

GROWTH OF $1,000 UNDER A CERTIFICATE SURRENDERED ON DECEMBER 31, 1996*



                                                        LENGTH OF INVESTMENT PERIOD
                                      -------------------------------------------------------------
              INVESTMENT                  ONE        THREE        FIVE        TEN          SINCE
                 FUND                     YEAR       YEARS       YEARS       YEARS       INCEPTION
------------------------------------  ----------  ----------  ----------  ----------  -------------
HR TRUST**
-----------
ASSET ALLOCATION SERIES:
(Alliance) Conservative Investors        $x,xxx      $x,xxx      $x,xxx         --        $x,xxx
(Alliance) Growth Investors               x,xxx       x,xxx       x,xxx         --         x,xxx
EQUITY SERIES:                                                    [to be inserted by amendment]
(Alliance) Growth & Income                x,xxx       x,xxx         --          --         x,xxx
(Alliance) Common Stock                   x,xxx       x,xxx       x,xxx      $x,xxx        x,xxx
(Alliance) Global                         x,xxx       x,xxx       x,xxx         --         x,xxx
(Alliance) International                  x,xxx        --          --           --         x,xxx
(Alliance) Aggressive Stock               x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Small Cap Growth               x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
(Alliance) Equity Index                   x,xxx       x,xxx       x,xxx       x,xxx        x,xxx
FIXED INCOME SERIES:
(Alliance) Money Market                  $x,xxx      $x,xxx      $x,xxx      $x,xxx       $x,xxx
(Alliance) Intermediate Govt.
 Securities                               x,xxx       x,xxx       x,xxx         --         x,xxx
EQ TRUST***
-----------
T. Rowe Price
 Int'l Stock                              x,xxx         --          --          --         x,xxx
T. Rowe Price
 Equity Income                            x,xxx         --          --          --         x,xxx
EQ/Putnam Growth
 & Income Value                           x,xxx         --          --          --         x,xxx
EQ/Putnam Int'l
 Equity                                   x,xxx         --          --          --         x,xxx
EQ/Putnam
 Investors Growth                         x,xxx         --          --          --         x,xxx
                                                        [to be inserted by amendment]
EQ/Putnam
 Balanced                                 x,xxx         --          --          --         x,xxx
MFS Research                              x,xxx         --          --          --         x,xxx
MFS Emerging
 Growth Companies                         x,xxx         --          --          --         x,xxx
Morgan Stanley
 Emerging Markets
 Equity                                   x,xxx         --          --          --         x,xxx
Warburg Pincus
 Small Company
 Value                                    x,xxx         --          --          --         x,xxx
Merrill Lynch
 Global Allocation                        x,xxx         --          --          --         x,xxx
Merrill Lynch
 Basic Value                              x,xxx         --          --          --         x,xxx

------------

     * The tables reflect charges under a Certificate with the 0.45% combined GMDB/GMIB charge.

    ** The "Since Inception" dates for the Portfolios of HR Trust are as follows: (Alliance) Conservative Investors (October 2, 1989); (Alliance) Growth Investors (October 2, 1989); (Alliance) Growth & Income (October 1, 1993); (Alliance) Common Stock (January 13, 1976); (Alliance) Global (August 27, 1987); (Alliance) International (April 3,
       1995); (Alliance) Aggressive Stock (January 27, 1986); (Alliance) Small Cap Growth ( ); (Alliance) Equity Index ( ); (Alliance) Money Market (July 13, 1981); and (Alliance) Intermediate Government Securities (April 1, 1991).

   *** The "Since Inception" date for the Portfolios of EQ Trust is . The publicly available fund performance data reflected in the tables for EQ Trust Portfolios are based on the actual performance of mutual funds comparable to the Portfolios and do not reflect performance of the Portfolios themselves.

RATE OF RETURN DATA FOR INVESTMENT FUNDS

The following tables (which reflect the second calculation method described above) provide you with information on rates of return on an annualized, cumulative and year-by-year basis.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

BENCHMARKS

Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Nor do they reflect other charges such as the mortality and expense risks charge and the administration charge, or any withdrawal charge under the Certificates. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income.

PORTFOLIO INCEPTION DATES AND COMPARATIVE BENCHMARKS:

Asset Allocation Series:

(ALLIANCE) CONSERVATIVE INVESTORS: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% Standard & Poor's 500 Index.

(ALLIANCE) GROWTH INVESTORS: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500 Index.

Equity Series:

(ALLIANCE) GROWTH & INCOME: October 1, 1993; 75% Standard & Poor's 500 Index and 25% Value Line Convertible Index.

(ALLIANCE) COMMON STOCK: January 13, 1976; Standard & Poor's 500 Index.

(ALLIANCE) GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index.

(ALLIANCE) INTERNATIONAL: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index.

(ALLIANCE) AGGRESSIVE STOCK: January 27, 1986; 50% Standard & Poor's Mid-Cap Total Return Index and 50% Russell 2000 Small Stock Index.

(ALLIANCE) SMALL CAP GROWTH: [to be inserted by amendment]

(ALLIANCE) EQUITY INDEX: [to be inserted by amendment]


Fixed Income Series:


(ALLIANCE) MONEY MARKET: July 13, 1981; Salomon Brothers Three-Month T-Bill
Index.

(ALLIANCE) INTERMEDIATE GOVERNMENT SECURITIES: April 1, 1991; Lehman Intermediate Government Bond Index.

T. ROWE PRICE INT'L STOCK: [to be inserted by amendment]

T. ROWE PRICE EQUITY INCOME: [to be inserted by amendment]

EQ/PUTNAM INT'L EQUITY: [to be inserted by amendment]

EQ/PUTNAM INVESTORS GROWTH & INCOME VALUE: [to be inserted by amendment]

EQ/PUTNAM BALANCED: [to be inserted by amendment]

MFS RESEARCH: [to be inserted by amendment]

MFS EMERGING GROWTH COMPANIES: [to be inserted by amendment]

MORGAN STANLEY EMERGING MARKETS: [to be inserted by amendment]

WARBURG PINCUS SMALL COMPANY VALUE: [to be inserted by amendment]

MERRILL LYNCH GLOBAL ALLOCATION: [to be inserted by amendment]

MERRILL LYNCH BASIC VALUE: [to be inserted by amendment]

The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Accumulator performance relative to other variable annuity products.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:*



                                                                                                         SINCE
                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                                  ----------  -----------  -----------  ------------  ------------  -------------
ASSET ALLOCATION SERIES:
(ALLIANCE) CONSERVATIVE
 INVESTORS                           xx.xx%       xx.xx%       xx.xx%         --            --           xx.xx%
 Lipper Income                       xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx          --            --           xx.xx
(ALLIANCE) GROWTH INVESTORS          xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Lipper Flexible Portfolio           xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx          --            --           xx.xx
EQUITY SERIES:                                                          [to be inserted by amendment]
(ALLIANCE) GROWTH & INCOME           xx.xx        xx.xx          --           --            --           xx.xx
 Lipper Growth & Income              xx.xx        xx.xx          --           --            --           xx.xx
 Benchmark                           xx.xx        xx.xx          --           --            --           xx.xx
(Alliance) COMMON STOCK              xx.xx        xx.xx        xx.xx        xx.xx%        xx.xx%         xx.xx
  Lipper Growth                      xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) GLOBAL                    xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Lipper Global                       xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx          --            --           xx.xx
(Alliance) International             xx.xx          --           --           --            --           xx.xx
 Lipper International                xx.xx          --           --           --            --           xx.xx
 Benchmark                           xx.xx          --           --           --            --           xx.xx
(ALLIANCE) Aggressive Stock          xx.xx        xx.xx        xx.xx        xx.xx           --           xx.xx
 Lipper Small Company Growth         xx.xx        xx.xx        xx.xx        xx.xx           --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx           --           xx.xx
(ALLIANCE) SMALL CAP GROWTH          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

(ALLIANCE) EQUITY INDEX              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Standard & Poor's 500
  Index                              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
FIXED INCOME SERIES:                                                    [to be inserted by amendment]
(ALLIANCE) MONEY MARKET              xx.xx        xx.xx        xx.xx        xx.xx%        xx.xx          xx.xx
 Lipper Money Market                 xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) INTERMEDIATE
 GOVERNMENT SECURITIES               xx.xx        xx.xx        xx.xx          --            --           xx.xx
  Lipper Gen. U.S. Government        xx.xx        xx.xx        xx.xx          --            --           xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx          --            --           xx.xx
T. ROWE PRICE
  INT'L STOCK                        xx.xx          --           --           --            --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

T. ROWE PRICE
  EQUITY INCOME                      xx.xx          --           --           --            --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

                                                                                              SINCE
                          1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                       ----------  -----------  -----------  ------------  ------------  -------------
EQ/PUTNAM GROWTH
 & INCOME VALUE           xx.xx%         --           --           --            --           xx.xx%
 Benchmark                xx.xx        xx.xx%       xx.xx%       xx.xx%        xx.xx%         xx.xx

EQ/PUTNAM INT'L
 EQUITY                   xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

EQ/PUTNAM
 INVESTORS GROWTH         xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

EQ/PUTNAM
 BALANCED                 xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

MFS RESEARCH              xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
                                                     [to be inserted by amendment]
MFS EMERGING
 GROWTH COMPANIES         xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

MORGAN STANLEY
 EMERGING MARKETS
 EQUITY                   xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

WARBURG PINCUS
 SMALL COMPANY
 VALUE                    xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

MERRILL LYNCH
 GLOBAL ALLOCATION        xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

MERRILL LYNCH
 BASIC VALUE              xx.xx          --           --           --            --           xx.xx


------------
* See footnotes on next page.

CUMULATIVE RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1996:*

                                                                                                         SINCE
                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                                  ----------  -----------  -----------  ------------  ------------  -------------
ASSET ALLOCATION SERIES:
(ALLIANCE) CONSERVATIVE
 INVESTORS                           xx.xx%       xx.xx%       xx.xx%         --            --           xx.xx%
 Lipper Income                       xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx          --            --           xx.xx
(ALLIANCE) GROWTH INVESTORS          xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Lipper Flexible Portfolio           xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx          --            --           xx.xx
EQUITY SERIES:                                                          [to be inserted by amendment]
(ALLIANCE) GROWTH & INCOME           xx.xx        xx.xx          --           --            --           xx.xx
 Lipper Growth & Income              xx.xx        xx.xx          --           --            --           xx.xx
 Benchmark                           xx.xx        xx.xx          --           --            --           xx.xx
(ALLIANCE) COMMON STOCK              xx.xx        xx.xx        xx.xx        xx.xx%        xx.xx%         xx.xx
 Lipper Growth                       xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) GLOBAL                    xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Lipper Global                       xx.xx        xx.xx        xx.xx          --            --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx          --            --           xx.xx
(ALLIANCE) INTERNATIONAL             xx.xx          --           --           --            --           xx.xx
 Lipper International                xx.xx          --           --           --            --           xx.xx
 Benchmark                           xx.xx          --           --           --            --           xx.xx
(ALLIANCE) AGGRESSIVE STOCK          xx.xx        xx.xx        xx.xx        xx.xx           --           xx.xx
 Lipper Small Company Growth         xx.xx        xx.xx        xx.xx        xx.xx           --           xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx           --           xx.xx
(ALLIANCE) SMALL CAP GROWTH          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) EQUITY INDEX              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Lipper Standard & Poor's 500
  Index                              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
 Benchmark                           xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
FIXED INCOME SERIES:
(ALLIANCE) MONEY MARKET              xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Lipper Money Market                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
  Benchmark                          xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx
(ALLIANCE) INTERMEDIATE
 GOVERNMENT SECURITIES               xx.xx        xx.xx        xx.xx          --            --           xx.xx
   Lipper Gen. U.S. Government       xx.xx        xx.xx        xx.xx          --            --           xx.xx
   Benchmark                         xx.xx        xx.xx        xx.xx          --            --           xx.xx

                                                                                              SINCE
                          1 YEAR      3 YEARS      5 YEARS      10 YEARS      15 YEARS      INCEPTION
                       ----------  -----------  -----------  ------------  ------------  -------------
T. ROWE PRICE
 INT'L STOCK              xx.xx%         --           --           --            --           xx.xx%
 Benchmark                xx.xx        xx.xx%       xx.xx%       xx.xx%        xx.xx%         xx.xx

T. ROWE PRICE
 EQUITY INCOME            xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

EQ/PUTNAM GROWTH
 & INCOME VALUE           xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

EQ/PUTNAM INT'L
 EQUITY                   xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

EQ/PUTNAM
 INVESTORS GROWTH         xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

EQ/PUTNAM
 BALANCED                 xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

                                                             [to be inserted by amendment]

MFS RESEARCH              xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

MFS EMERGING
 GROWTH COMPANIES         xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

MORGAN STANLEY
 EMERGING MARKETS
 EQUITY                   xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

WARBURG PINCUS
 SMALL COMPANY
 VALUE                    xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

MERRILL LYNCH
 GLOBAL ALLOCATION        xx.xx          --           --           --            --           xx.xx
 Benchmark                xx.xx        xx.xx        xx.xx        xx.xx         xx.xx          xx.xx

MERRILL LYNCH
 BASIC VALUE              xx.xx          --           --           --            --           xx.xx


------------
* See footnotes below.

YEAR-BY-YEAR RATES OF RETURN*


                              1984        1985        1986        1987        1988        1989
                          ----------  ----------  ----------  ----------  ----------  ----------
ASSET ALLOCATION
 SERIES:
 (ALLIANCE) CONSERVATIVE
 INVESTORS                   xx.xx%       xx.xx%      xx.xx%      xx.xx%     xx.xx%      xx.xx%
 (ALLIANCE) GROWTH
  INVESTORS                  xx.xx        xx.xx       xx.xx       xx.xx      xx.xx       xx.xx
EQUITY SERIES:
 (ALLIANCE) GROWTH  &
 INCOME                      xx.xx        xx.xx       xx.xx       xx.xx      xx.xx       xx.xx
 (ALLIANCE) COMMON
  STOCK**                    xx.xx        xx.xx       xx.xx       xx.xx      xx.xx       xx.xx
(ALLIANCE) GLOBAL            xx.xx        xx.xx       xx.xx       xx.xx      xx.xx       xx.xx
(ALLIANCE) International     xx.xx        xx.xx       xx.xx       xx.xx      xx.xx       xx.xx
 (ALLIANCE)  Aggressive
 Stock                       xx.xx        xx.xx       xx.xx       xx.xx      xx.xx       xx.xx
 (ALLIANCE) SMALL  CAP
 GROWTH                      xx.xx        xx.xx       xx.xx       xx.xx      xx.xx       xx.xx
 (ALLIANCE) EQUITY INDEX     xx.xx        xx.xx       xx.xx       xx.xx      xx.xx       xx.xx
FIXED INCOME SERIES:
 (ALLIANCE) MONEY
  MARKET**                   xx.xx        xx.xx       xx.xx       xx.xx      xx.xx       xx.xx
 (ALLIANCE)
  INTERMEDIATE
  GOVERNMENT
  SECURITIES                 xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
T. ROWE PRICE
 INT'L STOCK                 xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
T. ROWE PRICE
 EQUITY INCOME               xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM GROWTH
 & INCOME VALUE              xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM INT'L
 EQUITY                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM
 INVESTORS GROWTH            xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
EQ/PUTNAM
 BALANCED                    xx.xx       xx.xx       xx.xx                   [TO BE INSERTED BY AMENDMENT]
MFS RESEARCH                 xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MFS EMERGING
 GROWTH COMPANIES            xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MORGAN STANLEY
 EMERGING MARKETS
 EQUITY                      xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
WARBURG PINCUS
 SMALL COMPANY
 VALUE                       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH
 GLOBAL ALLOCATION           xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx
MERRILL LYNCH
 BASIC VALUE                 xx.xx       xx.xx       xx.xx       xx.xx       xx.xx       xx.xx


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                              1990        1991        1992        1993        1994        1995        1996
                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
ASSET ALLOCATION
 SERIES:
 (ALLIANCE) CONSERVATIVE
 INVESTORS                    xx.xx%      xx.xx%      xx.xx%      xx.xx%     xx.xx%      xx.xx%      xx.xx %
 (ALLIANCE) GROWTH
  INVESTORS                   xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
EQUITY SERIES:
 (ALLIANCE) GROWTH  &
 INCOME                       xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
 (ALLIANCE) COMMON
  STOCK**                     xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
(ALLIANCE) GLOBAL             xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
(ALLIANCE) International      xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
 (ALLIANCE)  Aggressive
 Stock                        xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
 (ALLIANCE) SMALL  CAP
 GROWTH                       xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
 (ALLIANCE) EQUITY INDEX      xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
FIXED INCOME SERIES:
 (ALLIANCE) MONEY
  MARKET**                    xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
 (ALLIANCE)
  INTERMEDIATE
  GOVERNMENT
  SECURITIES                  xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
T. ROWE PRICE
 INT'L STOCK                  xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
T. ROWE PRICE
 EQUITY INCOME                xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
EQ/PUTNAM GROWTH
 & INCOME VALUE               xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
EQ/PUTNAM INT'L
 EQUITY                       xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
EQ/PUTNAM
 INVESTORS GROWTH             xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
EQ/PUTNAM
 BALANCED                     xx.xx       xx.xx       xx.xx       xx.xx      xx.xx
MFS RESEARCH                  xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
MFS EMERGING
 GROWTH COMPANIES             xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
MORGAN STANLEY
 EMERGING MARKETS
 EQUITY                       xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
WARBURG PINCUS SMALL COMPANY
 VALUE                        xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
MERRILL LYNCH
 GLOBAL ALLOCATION            xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx
MERRILL LYNCH
 BASIC VALUE                  xx.xx       xx.xx       xx.xx       xx.xx      xx.xx       xx.xx       xx.xx

    [FN]
------------


 * Returns do not reflect the withdrawal charge, the combined GMDB/GMIB charge and any charge for tax such as premium taxes.
 ** Prior to 1984 the Year-by-Year Rates of Return were:

                               1976    1977     1978   1979     1980     1981   1982   1983
COMMON STOCK                  xx.xx%  xx.xx%    xx.xx  xx.xx%  xx.xx%   xx.xx% xx.xx% xx.xx%
MONEY MARKET                  xx.xx   xx.xx     xx.xx  xx.xx   xx.xx    xx.xx  xx.xx  xx.xx

                               22

COMMUNICATING PERFORMANCE DATA

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and, each respective trust and may compare the performance of the Investment Funds with (1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are shown under "Benchmarks" and "Portfolio Inception Dates and Comparative Benchmarks" in this Part 2 or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors approximately 760 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Certificate Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times, and The Wall Street Journal.

MONEY MARKET FUND AND INTERMEDIATE GOVERNMENT SECURITIES FUND YIELD
INFORMATION

The current yield and effective yield of the Money Market Fund and Intermediate Government Securities Fund may appear in reports and promotional material to current or prospective Certificate Owners.

Money Market Fund

Current yield for the Money Market Fund will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly. Money Market Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, combined GMDB/GMIB charge and any charge for tax such as premium tax. See "Part 4: Money Market Fund and Intermediate Government Securities Fund Yield Information" in the SAI.

Intermediate Government Securities Fund

Current yield for the Intermediate Government Securities Fund will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded monthly.

Intermediate Government Securities Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, combined GMDB/GMIB charge and any charge for tax such as premium tax. See "Part 4: Money Market Fund and Intermediate Government Securities Fund Yield Information" in the SAI.

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                     PART 3: THE GUARANTEED PERIOD ACCOUNT
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GUARANTEE PERIODS

Each amount allocated to a Guarantee Period and held to the Period's Expiration Date accumulates interest at a Guaranteed Rate. The Guaranteed Rate for each allocation is the annual interest rate applicable to new allocations to that Guarantee Period, which was in effect on the Transaction Date for the allocation. We may establish different Guaranteed Rates under different classes of Certificates. We use the term GUARANTEED PERIOD AMOUNT to refer to the amount allocated to and accumulated in each Guarantee Period. The Guaranteed Period Amount is reduced or increased by any market value adjustment as a result of withdrawals, transfers or charges (see below). Guarantee Periods may also be referred to as GIROs.

Your Guaranteed Period Account contains the Guarantee Periods to which you have allocated Annuity Account Value. On the Expiration Date of a Guarantee Period, its Guaranteed Period Amount and its value in the Guaranteed Period Account are equal. We call the Guaranteed Period Amount on an Expiration Date the Guarantee Period's Maturity Value. We report the Annuity Account Value in your Guaranteed Period Account to reflect any market value adjustment that would apply if all Guaranteed Period Amounts were withdrawn as of the calculation date. The Annuity Account Value in the Guaranteed Period Account on any Business Day, therefore, will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to each such Guarantee Period on such date.

Guarantee Periods and Expiration Dates

We currently offer Guarantee Periods ending on February 15th for each of the maturity years 1998 through 2007.

Not all Guarantee Periods will be available for Annuitants ages 76 and above. See "Allocation of Contributions" in Part 4. Also, the Guarantee Periods may not be available for investment in all states. As Guarantee Periods expire we expect to add maturity years so that generally 10 are available at any time.

We will not accept allocations to a Guarantee Period if, on the Transaction
Date:

o Such Transaction Date and the Expiration Date for such Guarantee Period fall within the same calendar year.

o  The Guaranteed Rate is 3%.

o The Guarantee Period has an Expiration Date beyond the February 15th immediately following the Annuity Commencement Date.

Guaranteed Rates and Price Per $100 of Maturity Value

Because the Maturity Value of a contribution allocated to a Guarantee Period can be determined at the time it is made, you can determine the amount required to be allocated to a Guarantee Period in order to produce a target Maturity Value (assuming no transfers or withdrawals are made and no charges are allocated to the Guarantee Period). The required amount is the present value of that Maturity Value at the Guaranteed Rate on the Transaction Date for the contribution, which may also be expressed as the price per $100 of Maturity Value on such Transaction Date.

Guaranteed Rates for new allocations as of April , 1997 and the related price per $100 of Maturity Value for each currently available Guarantee Period were as follows:

      GUARANTEE
     PERIODS WITH        GUARANTEED
   EXPIRATION DATE       RATE AS OF          PRICE
  FEBRUARY 15TH OF       APRIL   ,        PER $100 OF
    MATURITY YEAR           1997         MATURITY VALUE
--------------------  --------------  ------------------
         1998              x.xx%             $xx.xx
         1999              x.xx               xx.xx
         2000              x.xx               xx.xx
         2001              x.xx               xx.xx
         2002              x.xx               xx.xx
         2003              x.xx               xx.xx
         2004              x.xx               xx.xx
         2005              x.xx               xx.xx
         2006              x.xx               xx.xx
         2007              x.xx               xx.xx

Allocation Among Guarantee Periods

The same approach as described above may also be used to determine the amount which you would need to allocate to each Guarantee Period in order to create a series of constant Maturity Values for two or more years.

For example, if you wish to have $100 mature on February 15th of each of years 1998 through 2002, then according to the above table the lump sum contribution you would have to make as of April , 1997 would be $xxx.xx (i.e., the sum of the price per $100 of Maturity Value for each maturity year from 1998 through
2002).

The above table is provided to illustrate the use of present value calculations. It does not take into account the potential for charges to be deducted or withdrawals or transfers from Guarantee Periods. Actual calculations will also be based on Guaranteed Rates on each actual Transaction Date, which may differ.

Options at Expiration Date

We will notify you on or before December 31st prior to the Expiration Date of each Guarantee Period in which you have any Guaranteed Period Amount. You may elect one of the following options to be effective at the Expiration Date, subject to the restrictions set forth on the prior page and under "Allocation of Contributions" in Part 4:

  (a) to transfer the Maturity Value into any Guarantee Period we are then offering, or into any of our Investment Funds; or

  (b) to withdraw the Maturity Value (subject to any withdrawal charges which may apply).

If we have not received your election as of the Expiration Date, the Maturity Value in the expired Guarantee Period will be transferred into the Guarantee Period with the earliest Expiration Date.

MARKET VALUE ADJUSTMENT FOR
TRANSFERS, WITHDRAWALS OR SURRENDER
PRIOR TO THE EXPIRATION DATE

Any withdrawal (including transfers, surrender and deductions) from a Guarantee Period prior to its Expiration Date will cause any remaining Guaranteed Period Amount for that Guarantee Period to be increased or decreased by a market value adjustment. The amount of the adjustment will depend on two factors: (a) the difference between the Guaranteed Rate applicable to the amount being withdrawn and the Guaranteed Rate on the Transaction Date for new allocations to a Guarantee Period with the same Expiration Date, and (b) the length of time remaining until the Expiration Date. In general, if interest rates have risen between the time when an amount was originally allocated to a Guarantee Period and the time it is withdrawn, the market value adjustment will be negative, and vice versa; and the longer the period of time remaining until the Expiration Date, the greater the impact of the interest rate difference. Therefore, it is possible that a significant rise in interest rates could result in a substantial reduction in your Annuity Account Value in the Guaranteed Period Account related to longer term Guarantee Periods.

The market value adjustment (positive or negative) resulting from a withdrawal of all funds from a Guarantee Period will be determined for each contribution allocated to that Guarantee Period as follows:

(1) We determine the present value of the Maturity Value on the Transaction Date as follows:

  (a) We determine the Guaranteed Period Amount that would be payable on the Expiration Date, using the applicable Guaranteed Rate.

  (b) We determine the period remaining in your Guarantee Period (based on the Transaction Date) and convert it to fractional years based on a 365 day year. For example three years and 12 days becomes 3.0329.

  (c) We determine the current Guaranteed Rate which applies on the Transaction Date to new allocations to the same Guarantee Period.

  (d) We determine the present value of the Guaranteed Period Amount payable at the Expiration Date, using the period determined in (b) and the rate determined in (c).

(2)    We determine the Guaranteed Period Amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such Guarantee Period, which may be positive or negative.

The market value adjustment (positive or negative) resulting from a withdrawal (including any withdrawal charges) of a portion of the amount in a Guarantee Period will be a percentage of the market value adjustment that would be applicable upon a withdrawal of all funds from a Guarantee Period. This percentage is determined by (i) dividing the amount of the withdrawal or transfer from the Guarantee Period by (ii) the Annuity Account Value in such Guarantee Period prior to the withdrawal or transfer. See Appendix I for an example.

The Guaranteed Rate for new allocations to a Guarantee Period is the rate we have in effect for this purpose even if new allocations to that Guarantee Period would not be accepted at the time. This rate will not be less than 3%. If we do not have a Guaranteed Rate in effect for a Guarantee Period to which the "current Guaranteed Rate" in (1)(c) would apply, we will use the rate at the next closest Expiration Date. If we are no longer offering new Guarantee Periods, the "current Guaranteed Rate" will be determined in accordance with our procedures then in effect. For purposes of calculating the market value adjustment only, we reserve the right to add up to 0.25% to the current rate in (1)(c) above.

INVESTMENTS

Amounts allocated to Guarantee Periods will be held in a "nonunitized" separate account established by Equitable Life under the laws of New York. This separate account provides an additional measure of assurance that full payment of amounts due under the Guarantee Periods will be made. Under the New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct.

Investments purchased with amounts allocated to the Guaranteed Period Account are the property of Equitable Life. Any favorable investment performance on the assets held in the separate account accrues solely to Equitable Life's benefit. Certificate Owners do not participate in the performance of the assets held in this separate account. Equitable Life may, subject to applicable state law, transfer all assets allocated to the separate account to its general account. Regardless of whether assets supporting Guaranteed Period Accounts are held in a separate account or our general account, all benefits relating to the Annuity Account Value in the Guaranteed Period Account are guaranteed by Equitable Life.

Equitable Life has no specific formula for establishing the Guaranteed Rates for the Guarantee Periods. Equitable Life expects the rates to be influenced by, but not necessarily correspond to, among other things, the yields on the fixed income securities to be acquired with amounts that are allocated to the Guarantee Periods at the time that the Guaranteed Rates are established. Our current plans are to invest such amounts in fixed income obligations, including corporate bonds, mortgage backed and asset backed securities and government and agency issues having durations in the aggregate consistent with those of the Guarantee Periods.

Although the foregoing generally describes Equitable Life's plans for investing the assets supporting Equitable Life's obligations under the fixed portion of the Certificates, Equitable Life is not obligated to invest those assets according to any particular plan except as may be required by state insurance laws, nor will the Guaranteed Rates Equitable Life establishes be determined by the performance of the nonunitized separate account.

General Account

Our general account supports all of our policy and contract guarantees, including those applicable to the Guaranteed Period Account, as well as our general obligations. Amounts applied under the Life Contingent Annuity become part of the general account. See "Systematic Withdrawals Plus Life Contingent Annuity" in Part 4.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptions and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, as amended (1933 Act), nor is the general account an investment company under the 1940 Act. Accordingly, neither the general account nor the Life Contingent Annuity is subject to regulation under the 1933 Act or the 1940 Act. However, the market value adjustment interests under the Certificates are registered under the 1933 Act.

We have been advised that the staff of the SEC has not made a review of the disclosure that is included in this prospectus for your information that relates to the general account (other than market value adjustment interests) and the Life Contingent Annuity. The disclosure, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

------------------------------------------------------------------------------
        PART 4: PROVISIONS OF THE CERTIFICATES AND SERVICES WE PROVIDE
------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR?

The Accumulator Certificate is a non-qualified deferred annuity designed to provide for retirement income at a future date through the investment of funds on an after-tax basis. Generally, earnings will accumulate without being subject to annual income tax, until withdrawn. Withdrawals made prior to age 59 1/2 may be subject to tax penalty.


When issued with the appropriate endorsement, an Accumulator Certificate may be purchased by a plan qualified under Section 401(a) of the Code. Such purchases may not be available in all states. Plan fiduciaries considering purchase of a Certificate should read the important information in Appendix II.


The provisions of your Certificate may be restricted by applicable laws or regulations.

AVAILABILITY OF THE CERTIFICATES

The Certificates are available for Annuitant issue ages 20 through 83. These Certificates may not be available in all states.

CONTRIBUTIONS UNDER THE CERTIFICATES

Your initial contribution must be at least $5,000.

Subsequent contributions may be made in an amount of at least $1,000 at any time up until the Annuitant attains age 84. We may refuse to accept any contributions if the sum of all contributions under all accumulation Certificates with the same Annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first Contract Year to 150% of first year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation certificates/contracts that you own would then total more than $2,500,000.

Contributions are credited as of the Transaction Date.

METHODS OF PAYMENT

Except as indicated below, all contributions must be made by check. All contributions made by check must be drawn on a bank or credit union in the U.S., in U.S. dollars and made payable to Equitable Life. All checks are accepted subject to collection. All contributions should be sent to Equitable Life at our Processing Office address designated for contributions.

Wire Transmittals

We will accept, by agreement with broker-dealers who use wire transmittals, transmittal of initial contributions by wire order from the broker-dealer to the Processing Office. Such transmittals must be accompanied by essential information we require to allocate the contribution.

Contributions accepted by wire order will be invested at the value next determined following receipt for contributions allocated to the Investment Funds. Contributions allocated to the Guaranteed Period Account will receive the Guaranteed Rate(s) in effect for the applicable Guarantee Period(s) on the date contributions are received. Wire orders not accompanied by complete information, may be retained for a period not exceeding five Business Days while an attempt is made to obtain the required information. If the required information cannot be obtained within those five Business Days, the Processing Office will inform the broker-dealer, on behalf of the applicant, of the reasons for the delay and return the contribution immediately to the applicant, unless the applicant specifically consents to our retaining the contribution until the required information is received by the Processing Office.

Notwithstanding the acceptance by us of the wire order and the essential information, however, a Certificate will not be issued until the receipt and acceptance of a properly completed application. During the time from receipt of the initial contribution until a signed application is received from the Certificate Owner, no other financial transactions may be requested.

If an application is not received within ten days of receipt of the initial contribution via wire order, or if an incomplete application is received and cannot be completed within ten days of receipt of the initial contribution, the amount of the initial contribution will be returned to the applicant.

After your Certificate has been issued, subsequent contributions may be transmitted by wire.

ALLOCATION OF CONTRIBUTIONS

You have two options from which to choose for allocation of your contributions: Self-Directed Allocation and Principal Assurance.

Self-Directed Allocation

You design your own investment program by allocating your contributions among the Investment Options in any way you choose. Your contributions may be allocated to one or up to all of the available

Investment Options at any time. We allocate contributions among the Investment Options according to your allocation percentages. Allocations must be in whole percentages. Allocation percentages can be changed at any time by writing to our Processing Office, or by telephone. The change will be effective on the Transaction Date and will remain in effect for future contributions unless another change is requested. Allocation of any contribution to the Guaranteed Period Account is subject to the following restrictions.

  o No more than 60% of any contribution may be allocated to the Guaranteed Period Account.

  o For Annuitants ages 76 and above, allocations may be made only to Guarantee Periods with maturities of five years or less; however, in no event may allocations be made to Guarantee Periods with maturities beyond the February 15th immediately following the Annuity Commencement Date.

Rebalancing--Rebalancing provides a convenient way for you to periodically rebalance your Annuity Account Value to pre-selected percentages without having to provide transfer instructions each time. You must have at least $5,000 of Annuity Account Value at the time you elect this program. You elect the rebalancing program by submitting your request in a form satisfactory to us.

Under this program, your Annuity Account Value is rebalanced quarterly, semi-annually, or annually to percentages you select and among Investment Options you select. While this program is in effect you may still make other transfer requests. However, if you make a transfer request you must provide new rebalancing percentages, otherwise the rebalancing program will terminate. You may change your rebalancing allocation percentages at any time.

Rebalancing may not be elected if the dollar cost averaging or the systematic withdrawal option is in effect. If Guarantee Periods are included, rebalancing may result in a market value adjustment.

You may cancel this program by submitting a request in a form satisfactory to us.

Principal Assurance

This option (available for Annuitant issue ages 20 through 75) is designed to assure that your Maturity Value in a specified Guarantee Period equals your initial contribution, while at the same time allowing you to invest in the Investment Funds. The maturity year you select for such specified Guaranteed Period generally may not be later than 10 years nor earlier than seven years. In order to accomplish this strategy, we will allocate a portion (equal to the present value) of your initial contribution to a Guarantee Period based on the year you select. See "Guaranteed Rates and Price Per $100 of Maturity Value" in Part 3. You may allocate the balance of your contribution to the Investment Funds in any way you choose. Such allocations to the Investment Funds must be in whole percentages.

Principal Assurance may only be elected at issue of your Certificate and assumes no withdrawals or transfers of the amount allocated to the specified Guarantee Period.

Subsequent contributions must be allocated under "Self-Directed Allocation" described above.

Allocations to the Investment Funds

A contribution allocated to an Investment Fund purchases Accumulation Units in that Investment Fund based on the Accumulation Unit Value for that Investment Fund computed on the Transaction Date.

Allocations to the Guaranteed Period Account

Contributions allocated to the Guaranteed Period Account will have the Guaranteed Rate for the specified Guarantee Period offered on the Transaction Date.

FREE LOOK PERIOD

You have the right to examine the Accumulator Certificate for a period of 10 days after you receive it, and to return it to us for a refund. You cancel it by sending it to our Processing Office. The free look is extended if your state requires a refund period of longer than 10 days. This right applies only to the initial owner of a Certificate.

Your refund will equal the Annuity Account Value reflecting any investment gain or loss, and any positive or negative market value adjustment, through the date we receive your Certificate at our Processing Office. Some states may require that we calculate the refund differently.

If Systematic Withdrawals Plus Life Contingent Annuity is elected in the application for the Certificate, your refund will include any amount applied under the Life Contingent Annuity (discussed below).

We follow these same procedures if you change your mind before you receive your Certificate, but after a contribution has been made. See "Part 7: Tax Aspects of the Certificates" for possible consequences of canceling your Certificate during the free look period.

If you cancel your Certificate during the free look period, we may require that you wait six months before you may apply for a Certificate with us again.

ANNUITY ACCOUNT VALUE

Your Annuity Account Value is the sum of the amounts in the Investment
Options.

Annuity Account Value in Investment Funds

The Annuity Account Value in an Investment Fund on any Business Day is equal to the number of Accumulation Units in that Investment Fund times the Accumulation Unit Value for the Investment Fund for that date. The number of Accumulation Units in an Investment Fund at any time is equal to the sum of Accumulation Units purchased by contributions and transfers less the sum of Accumulation Units redeemed for withdrawals, transfers or deductions for charges.

The number of Accumulation Units purchased or sold in any Investment Fund equals the dollar amount of the transaction divided by the Accumulation Unit Value for that Investment Fund for the applicable Transaction Date.

The number of Accumulation Units will not vary because of any later change in the Accumulation Unit Value. The Accumulation Unit Value varies with the investment performance of the corresponding Portfolios of, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as each trust's fees and expenses. The Accumulation Unit Value is also stated after deduction of the Separate Account asset charges relating to the Certificates. A description of the computation of the Accumulation Unit Value is found in the SAI.

Annuity Account Value in Guaranteed Period
Account

The Annuity Account Value in the Guaranteed Period Account on any Business Day will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to such Guarantee Period on such date. (This is equivalent to the Guaranteed Period Amount increased or decreased by the full market value adjustment.) The Annuity Account Value, therefore, may be higher or lower than the contributions (less withdrawals) accumulated at the Guaranteed Rate. At the Expiration Date the Annuity Account Value in the Guaranteed Period Account will equal the Maturity Value. See "Part 3: The Guaranteed Period Account."

TRANSFERS AMONG INVESTMENT OPTIONS

At any time prior to the Annuity Commencement Date, you may transfer all or portions of your Annuity Account Value among the Investment Options, subject to the following restrictions.

  o Transfers out of a Guarantee Period other than at the Expiration Date will result in a market value adjustment. See "Part 3: The Guaranteed Period Account."

  o Transfers to Guarantee Periods are subject to the restrictions set forth under "Guarantee Periods and Expiration Dates" in Part 3 and are limited for Annuitant ages 76 and above. See "Allocation of Contributions" above.

Transfer requests must be made directly to our Processing Office. Your request for a transfer should specify your Certificate number, the amounts or percentages to be transferred and the Investment Options to and from which the amounts are to be transferred. Your transfer request may be in writing or by telephone.

For telephone transfer requests, procedures have been established by Equitable Life that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation. In light of the procedures established, Equitable Life will not be liable for following telephone instructions that it reasonably believes to be genuine.

We may restrict, in our sole discretion, the use of an agent acting under a power of attorney, such as a market timer, on behalf of more than one Certificate Owner to effect transfers. Any agreements to use market timing services to effect transfers are subject to our rules then in effect and must be on a form satisfactory to us.

A transfer request will be effective on the Transaction Date and the transfer to or from Investment Funds will be made at the Accumulation Unit Value next computed after the Transaction Date. All transfers will be confirmed in writing.

DOLLAR COST AVERAGING

For Certificate Owners who (at issue of the Certificate) want to dollar cost average their entire initial contribution from the Money Market Fund into the other Investment Funds over a period of twelve months, we offer a program under which the charges normally deducted from Investment Funds will not be deducted. See "Charges Deducted from the Investment Funds" in Part 5. We also offer dollar cost averaging under the program described below.

If you have at least $5,000 of Annuity Account Value in the Money Market Fund, you may choose to have a specified dollar amount or percentage of your Annuity Account Value transferred from the Money Market Fund to other Investment Funds on a monthly, quarterly or annual basis. This program may be elected at any time. The main objective of dollar cost averaging is to attempt to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Investment Funds each month, more Accumulation Units are purchased in an Investment Fund if the value per Accumulation Unit is low and fewer Accumulation Units are purchased if the value per Accumulation Unit is high. Therefore, a lower average value per Accumulation Unit may be achieved over the long term. This plan of investing allows you to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

The minimum amount that may be transferred on each Transaction Date is $250. The maximum amount which may be transferred is equal to the Annuity Account Value in the Money Market Fund at the time the option is elected, divided by the number of transfers scheduled to be made each Contract Year.

The transfer date will be the same calendar day of the month as the Contract Date. If, on any transfer date, the Annuity Account Value in the Money Market Fund is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the dollar cost averaging option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending us satisfactory notice to our Processing Office at least seven calendar days before the next transfer date.

Dollar cost averaging may not be elected while a rebalancing program or the systematic withdrawal option is in effect.

DEATH BENEFIT

When the Annuitant Dies

Generally, upon receipt of proof satisfactory to us of the Annuitant's death prior to the Annuity Commencement Date, we will pay the death benefit to the beneficiary named in your Certificate. You designate the beneficiary at the time you apply for the Certificate. While the Certificate is in effect, you may change your beneficiary by writing to our Processing Office. The change will be effective on the date the written submission was signed. The death benefit payable will be determined as of the date we receive such proof of death and any required instructions as to the method of payment.

The death benefit is equal to the sum of:

 (1) the Annuity Account Value in the Investment Funds, or, if greater, the GMDB defined below; and

 (2) the death benefit provided with respect to the Guaranteed Period Account which is equal to the Annuity Account Value in the Guaranteed Period Account or, if greater, the sum of the Guaranteed Period Amounts in each Guarantee Period. See "Part 3: The Guaranteed Period Account."

There are two plans available under the Certificates for providing guaranteed benefits, Plan A and Plan B. Plan A (available for Annuitant issue ages 20 through 75) provides a Combined GMDB/GMIB Benefit. Plan B provides a GMDB Only Benefit, and has a lower charge. The GMDB and GMIB are discussed below.

For Annuitant issue ages 20 through 75, you must elect the Combined GMDB/GMIB Benefit (Plan A) or the GMDB Only Benefit (Plan B) in the application. Once elected, the plan may not be changed. For Annuitant issue ages 76 through 83, for Certificates issued in New York and in states where the GMIB is not currently available, the GMDB Only Benefit (Plan B) will apply.

For the specific charges, see "Part 5: Deductions and Charges."

GMDB

Your GMDB is the minimum amount payable with respect to the Investment Funds upon the death of the Annuitant.

Applicable to Certificates issued in all states except New York

6% to Age 80 Benefit (Applicable to ages 20 through 75)--On the Contract Date, the GMDB is equal to the portion of the initial contribution allocated to the Investment Funds. Thereafter, the GMDB is credited with interest at 6% (3% for amounts in the Fixed Income Series) on each Contract Date anniversary through the Annuitant's age 80 and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds.

For Annuitant issue ages 76 through 83, the GMDB, as described below, will continue to grow through age 85.

Applicable to Certificates issued in New York for Annuitant issue ages 20 through 79

Annual Ratchet to Age 80--On the Contract Date, the GMDB is equal to the initial contribution allocated to the Investment Funds. Thereafter, the GMDB is reset to the Annuity Account Value on a

Contract Date anniversary if higher than the current GMDB, through the Annuitant's age 80. The GMDB is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds.

Applicable to Certificates issued in New York for Annuitant issue ages 80 through 83

On the Contract Date, the GMDB is equal to the portion of the initial contribution allocated to the Investment Funds. Thereafter, the GMDB is equal to such portion of the initial contribution plus (a) any subsequent contributions and transfers into the Investment Funds, less (b) any transfers and withdrawals from such Funds.

See Appendix III for an example of the calculation of the GMDB. Withdrawals and transfers will reduce your GMDB, see "How Withdrawals and Transfers Affect Your GMDB and GMIB" below.

How Payment is Made

We will pay the death benefit to the beneficiary in the form of the income annuity option you have chosen under your Certificate. If no income annuity option has been chosen at the time of the Annuitant's death, the beneficiary will receive the death benefit in a lump sum. However, subject to certain exceptions in the Certificate, Equitable Life's rules then in effect and any other applicable requirements under the Code, the beneficiary may elect to apply the death benefit to one or more income annuity options offered by Equitable Life. See "Income Annuity Options" below. Note that if you are both the Certificate Owner and the Annuitant, only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary may be elected.

Successor Annuitant

If you are both the Certificate Owner and the Annuitant and you elect your spouse to be both the sole primary beneficiary and the successor Annuitant/ Certificate Owner, then no death benefit is payable until your surviving spouse's death.

On the Processing Date following your death, if the successor
Annuitant/Certificate Owner election was elected at issue of the Certificate and is in effect at your death, the GMDB will be reset at the greater of the current GMDB and the current Annuity Account Value in the Investment Funds.

In determining whether the GMDB will continue to grow, we will use the age (as of the Processing Date) of the successor Annuitant/Certificate Owner.

WHEN THE CERTIFICATE OWNER DIES
BEFORE THE ANNUITANT

When you are not the Annuitant and you die before the Annuity Commencement Date, the beneficiary named to receive the death benefit upon the Annuitant's death will automatically succeed as Certificate Owner (unless you name a different person as a successor Owner in a written form acceptable to us and send it to our Processing Office). The Certificate provides that the original Certificate Owner's entire interest in the Certificate be completely distributed to the named beneficiary by the fifth anniversary of such Owner's death (unless an income annuity option is elected and payments begin within one year after the Certificate Owner's death and are made over the beneficiary's life or over a period not to exceed the beneficiary's life expectancy). If an income annuity option has not been elected, as described above, on the fifth anniversary of your death, we will pay any Annuity Account Value remaining on such date, less any applicable withdrawal charge. If the successor Certificate Owner is your surviving spouse, no distributions are required as long as both the surviving spouse and the Annuitant are living.

GMIB

GMIB, available under the Combined GMDB/GMIB Benefit (Plan A), may not currently be available in your state. State availability information may be obtained from your agent.

GMIB is an optional benefit which provides a minimum amount of guaranteed lifetime future income with respect to the Investment Funds. It operates through the application of your Annuity Account Value in the Investment Funds when you elect the Assured Payment Plan (Life Annuity with a Period Certain). The Assured Payment Plan provides payments during a period certain with payments continuing for life thereafter.

On the Transaction Date that you exercise GMIB, your periodic lifetime income that will be provided under the Assured Payment Plan will be the greater of
(i) your GMIB, and (ii) the amount of income that would be provided based on your Annuity Account Value in the Investment Funds as of the Transaction Date and our then current annuity purchase factors.

If you have any Annuity Account Value in the Guaranteed Period Account under your Accumulator Certificate as of the Transaction Date that you exercise GMIB, such Annuity Account Value will also be applied (at current annuity purchase factors) toward the purchase of payments under the Assured Payment Plan. Such Annuity Account Value will increase the payments provided by GMIB. A market value adjustment may apply.

Listed below are GMIB amounts per $100,000 of initial contribution, for a male age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions or withdrawals.

                   GMIB ANNUAL
 CONTRACT DATE   INCOME PAYABLE
ANNIVERSARY AT      FOR LIFE
    ELECTION     10 YEAR CERTAIN
--------------  ---------------
       7            $ 8,992
       10            12,160
       15            18,358
       20            27,856


Withdrawals and transfers will reduce your GMIB, see "How Withdrawals and Transfers Affect Your GMDB and GMIB" below.

GMIB may be exercised only under the following conditions:

  o The Assured Payment Plan is elected within 30 days following the 7th or later Contract Date anniversary under your Accumulator Certificate. However, it may not be elected earlier than the Annuitant's age 60, nor later than the Annuitant's age 83; except that for Annuitant's issue ages 20 to 44, it may be elected 15 years after the Contract Date.

  o The period certain you select is as indicated below, based on the Annuitant's age at the time the Assured Payment Plan is elected and the type of payments selected (If elected prior to age 60, only level payments are permitted):

               LEVEL PAYMENTS
-------------------------------------------
    ANNUITANT'S AGE
      AT ELECTION          PERIOD CERTAIN
----------------------  -------------------
     60 through 80            10 years
     81 through 83        90 less issue age
              INCREASING PAYMENTS
                ANNUITANT'S AGE
       AT ELECTION         PERIOD CERTAIN
----------------------  -------------------
     60 through 70            15 years
     71 through 75            12 years
     76 through 80             9 years
     81 through 83             6 years

  o Payments start one payment mode from the Contract Date of the Assured Payment Plan Certificate.

Each year on your Contract Date anniversary, if you are eligible to exercise GMIB, we will send you an eligibility notice illustrating how much income could be provided under such option on the Contract Date anniversary. You may then notify us within 30 days following the Contract Date anniversary if you want to exercise the GMIB by submitting the proper form and returning your Accumulator Certificate. The income to be provided under the Assured Payment Plan Certificate will be determined on the Transaction Date that we receive your request and the Certificate and, therefore, may differ from the eligibility notice. It will be based on either the GMIB that was determined on the Contract Date anniversary, or the Annuity Account Value and our current annuity purchase factors as of such Transaction Date.

The Assured Payment Plan (Life Annuity with a Period Certain) is offered through our Prospectus for the Assured Payment Plan dated May 1, 1997, which may be obtained from your registered representative. We will also provide a prospectus with the eligibility notice. You should read it carefully before you decide to exercise GMIB.

You may always apply your Annuity Account Value to any of our life income annuity options. The income annuity options are discussed below. These options differ from the Assured Payment Plan and may provide higher or lower income levels but do not have all the features under the Assured Payment Plan. You may request an illustration from your agent.

Successor Annuitant/Certificate Owner

If the successor Annuitant/Certificate Owner election (discussed above) was elected at issue of the Certificate and is in effect at your death, GMIB will continue to be available on Contract Date anniversaries seven and later based on the Contract Date of the Accumulator Certificate, provided GMIB is exercised as specified above based on the age of the successor
Annuitant/Certificate Owner.

WITHDRAWAL OPTIONS

The Accumulator is an annuity contract, even though you may elect to receive your benefits in a non-annuity form. You may take withdrawals from your Certificate before the Annuity Commencement Date and while the Annuitant is alive. Three withdrawal options are available: Lump Sum Withdrawals, Systematic Withdrawals and Systematic Withdrawals Plus Life Contingent Annuity. Withdrawals may result in withdrawal charges. See "Part 5:
Deductions and Charges." Withdrawals may also be taxable and subject to tax penalty. See "Part 7: Tax Aspects of the Certificates."










Amounts withdrawn from the Guaranteed Period Account, other than at the Expiration Date, will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3.

As a deterrent to early withdrawal (generally prior to age 59 1/2) the Code provides certain penalties. We may also be required to withhold income taxes from the amount distributed. These rules are outlined in "Part 7: Tax Aspects of the Certificates."

o LUMP SUM WITHDRAWALS--You may take Lump Sum Withdrawals any time subject to a minimum withdrawal amount of $1,000. A request to withdraw more than 90% of the Cash Value as of the date of the withdrawal will result in the termination of the Certificate and will be treated as a surrender of the Certificate for its Cash Value. See "Surrendering the Certificates to Receive the Cash Value," below.

  To make a Lump Sum Withdrawal, you must submit a request satisfactory to us which specifies the Investment Options from which the Lump Sum Withdrawal will be taken. If we have received the information we require, the requested withdrawal will become effective on the Transaction Date and proceeds will usually be mailed within seven calendar days thereafter, but we may delay payment as described in "When Payments Are Made" below. If we receive only partially completed information, our Processing Office will contact you for specific instructions before your request can be processed.

o SYSTEMATIC WITHDRAWALS--Systematic Withdrawals provide level percentage or level amount payouts. You may choose to receive Systematic Withdrawals on a monthly, quarterly or annual frequency. You select a dollar amount or percentage of the Annuity Account Value to be withdrawn, subject to a maximum of 1.2% monthly, 3.6% quarterly and 15.0% annually, but in no event may any payment be less than $250. If at the time a Systematic Withdrawal is to be made, the withdrawal amount would be less than $250, no payment will be made and your Systematic Withdrawal election will terminate.

  You select the date of the month when the withdrawals will be made, but you may not choose a date later than the 28th day of the month. If no date is selected, withdrawals will be made on the same calendar day of the month as the Contract Date. The commencement of payments under the Systematic Withdrawal option may not be elected to start sooner than 28 days after issue of the Certificate.

  You may elect Systematic Withdrawals at any time by completing the proper form and sending it to our Processing Office. You may change the payment frequency of your Systematic Withdrawals once each Contract Year or cancel this withdrawal option at any time by sending notice in a form satisfactory to us. The notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. You may also change the amount or percentage of your Systematic Withdrawals once in each Contract Year. However, you may not change the amount or percentage in any Contract Year where you have previously taken another withdrawal under the Lump Sum Withdrawals option described above.

o SYSTEMATIC WITHDRAWALS PLUS LIFE CONTINGENT ANNUITY--This option is available for election under Certificates with the GMDB Only Benefit (Plan B) at Annuitant ages 60 through 75. However, it may currently not be available in all states. This option provides systematic withdrawals during a deferral period and guaranteed annuity payments thereafter for the Annuitant's lifetime (SINGLE LIFE) or the lifetime of the Annuitant and a joint Annuitant (JOINT & SURVIVOR) you designate. Withdrawals you receive during the deferral period are made from the Annuity Account Value under your Certificate, and are followed by Life Contingent Annuity payments (described below). Deferral period withdrawals in the first year are designed to equal 6% of the initial contribution (or Annuity Account Value at time of election), with withdrawals increasing by 3% each year thereafter. The first payment under the Life Contingent Annuity will be 3% greater than the final withdrawal scheduled to be made at the end of the deferral period and will increase annually on each anniversary of the payment start date based on the annual increase, if any, in the Consumer Price Index, but in no event greater than 3% per year.

  You may elect this option at any time by completing the proper form. You select the length of the deferral period subject to a minimum of seven years and a maximum of 15 years. You may choose to receive withdrawals on a monthly, quarterly or annual mode, subject to a minimum of $250 in the first year. All withdrawals will be made on the 15th of the month. Withdrawals will begin one payment mode after the Contract Date or effective date of the option. You may cancel your Systematic Withdrawals at any time by sending notice in a form satisfactory to us. The notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. If you cancel the Systematic Withdrawals, the Life Contingent Annuity will still be in effect and payments will begin on the scheduled initial payment date. The Life Contingent Annuity may only be canceled during its Free Look Period, discussed below.

  Withdrawals during the Deferral Period

  Withdrawals are not guaranteed since the Annuity Account Value available for withdrawal will depend on the performance of the Investment Funds and any market value adjustments for amounts in the Guarantee Periods. It is possible that poor investment performance in the Investment Funds and negative market value adjustments in the Guarantee Periods, may result in the Annuity Account Value being exhausted prior to the end of the deferral period. This may result in no withdrawals being made for a period of time until the Life Contingent Annuity payments are scheduled to begin. However, you may elect to accelerate the date the Life Contingent Annuity payments will begin in order to receive continuous payments. Such payments will be made in reduced amounts.

  Good investment performance and positive market value adjustments may result in significant Annuity Account Value at the end of the deferral period. In such a case, any remaining Annuity Account Value will be applied to increase the annuity payments under the Life Contingent Annuity. Excess Annuity Account Value at the end of the deferral period may also result from payment of subsequent contributions as discussed below.

  Withdrawals under this option are not subject to withdrawal charges provided no other withdrawals are made. Once you take a Lump Sum Withdrawal, all subsequent withdrawals under this option will be subject to a withdrawal charge to the extent that in any Contract Year they exceed the 15% free corridor amount.

  Allocation of Contributions

  If elected at the time you apply for the Certificate, based on the amount of your initial contribution, the Annuitant's age and sex (and the age and sex of the joint Annuitant, if applicable), the mode of payment, the form of payment and the deferral period you select, a portion of your initial contribution is applied by us to the Life Contingent Annuity. The balance of the initial contribution is allocated to the Investment Options according to your instructions. If elected after issue, a portion of your Annuity Account Value is applied to the Life Contingent Annuity and the balance is allocated according to your instructions. A market value adjustment may apply with respect to amounts transferred from the Guaranteed Period Account.

  If you elect this option in the application and your initial contribution will come from multiple sources, your application must also indicate that contributions are to be initially allocated to the Money Market Fund. Election of this option must include your instructions to apply a portion of your Annuity Account Value to the Life Contingent Annuity and the balance according to your instructions, on the date the last such contribution is received.

  Any subsequent contributions will be allocated according to your instructions. However, if withdrawal payments have begun, subsequent contributions will not increase the amount of withdrawal payments you will receive.

  You may transfer your Annuity Account Value among the Investment Options subject to the rules indicated under "Transfers Among Investment Options" above.

  Life Contingent Annuity Payments

  The Life Contingent Annuity provides lifetime payments starting after the end of the deferral period. The portion of your contributions or Annuity Account Value applied under the Life Contingent Annuity does not have a Cash Value or an Annuity Account Value and, therefore, does not provide for transfers or withdrawals. Once the deferral period has ended and payments have begun under the Life Contingent Annuity, subsequent amounts may no longer be applied under the Life Contingent Annuity.

  THERE IS NO DEATH BENEFIT PROVIDED UNDER THE LIFE CONTINGENT ANNUITY AND ANNUITY INCOME IS PAID ONLY IF THE ANNUITANT (OR A JOINT ANNUITANT) IS LIVING AT THE DATE ANNUITY BENEFITS BEGIN. BENEFITS ARE ONLY PAID DURING THE ANNUITANT'S LIFETIME AND, IF APPLICABLE, THE LIFETIME OF A JOINT ANNUITANT. CONSEQUENTLY, YOU SHOULD CONSIDER THE POSSIBILITY THAT NO AMOUNTS WILL BE PAID UNDER THE LIFE CONTINGENT ANNUITY IF THE ANNUITANT (OR A JOINT ANNUITANT) DOES NOT SURVIVE TO THE DATE PAYMENTS ARE TO START UNDER SUCH ANNUITY.

  You may elect to have the Life Contingent Annuity provide increasing payments on a Single Life or a Joint and 100% to Survivor basis. The Life Contingent Annuity may also provide payments on a Joint and one-half to Survivor or a Joint and two-thirds to Survivor basis.

  Payments under the Life Contingent Annuity will be made during the Annuitant's lifetime (and the lifetime of the joint Annuitant, if applicable) on the same payment mode and date as the payments that were made during the deferral period.

  A portion of each annuity payment under the Life Contingent Annuity will be excluded from taxable income. See "Part 7: Tax Aspects of the Certificates."

  Free Look Period

  If the Systematic Withdrawals Plus Life Contingent Annuity option is elected after issue of the Certificate, after the first application of an amount under the Life Contingent Annuity, you have the right to examine the Life Contingent Annuity for a period of 10 days. During this period you may request that we cancel the Life Contingent Annuity and the amount applied will be allocated to the Investment Options under the Accumulator Certificate according to your allocation percentages, as described under "Allocation of Contributions" above. If you cancel the Life Contingent Annuity, we may require that you wait one year from the date of cancelation before amounts may be applied again.

  Withdrawal Charge

  Once amounts are applied under the Life Contingent Annuity, the withdrawal charge (discussed in Part 5) under the Certificate will be imposed as a percentage of contributions that have not been withdrawn, less the amount applied under the Life Contingent Annuity.

  Income Annuity Option and Surrendering
  the Certificates

  If you elect to cancel your systematic withdrawals, and elect an annuity benefit as described under "Income Annuity Options" below, or surrender the Certificate for its Cash Value as described under "Surrendering the Certificates to Receive the Cash Value" below, once we receive your returned Certificate, your Certificate will be returned to you with a notation that the Life Contingent Annuity is still in effect. Thereafter, no subsequent contributions will be accepted under the Certificate and no amounts may be applied under the Life Contingent Annuity.

  Assignment

  Once amounts are applied to the Life Contingent Annuity, the Life Contingent Annuity may not be assigned.

  1035 Exchanges

  Under the Certificate, a transfer of the Cash Value under your Certificate to another issuer may not qualify under Section 1035 of the Code as a tax free exchange, once amounts have been applied under the Life Contingent Annuity.

Allocation of Systematic Withdrawals

Unless you specify otherwise, Systematic Withdrawals under both options above, will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal required or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.

Withdrawal Charges

Withdrawals in excess of the 15% free corridor amount may be subject to a withdrawal charge. See "Withdrawal Charge" in Part 5.

How Withdrawals and Transfers Affect Your GMDB and GMIB

Under the 6% to Age 80 Benefit and under GMIB, withdrawals or transfers from the Investment Funds greater than 6% of the Annuity Account Value and any withdrawal or transfers from the Investment Funds under the Annual Ratchet to Age 80, will cause a reduction in the GMDB (described above) and GMIB Benefit Base (described below) on a pro rata basis. This means that if you take a withdrawal of $10,000 and such withdrawal represents 10% of your Annuity Account Value as of the Transaction Date, your current GMDB and current GMIB Benefit Base will be reduced by 10%.

Under the 6% to Age 80 Benefit and under GMIB, withdrawals or transfers from the Investment Funds of 6% or less will cause a dollar-for-dollar reduction in the GMDB and GMIB Benefit Base. That means that if you take a withdrawal of $10,000, which represents less than 6% of your Annuity Account Value as of the Transaction Date, your current GMDB and current GMIB Benefit Base will be reduced by $10,000.

  GMIB Benefit Base--The GMIB Benefit Base is equal to the portion of the initial contribution allocated to the Investment Funds on the Contract Date. Thereafter, the GMIB Benefit Base is credited with interest at 6% (3% for amounts in the Fixed Income Series) on each Contract Date anniversary through the Annuitant's age 80, and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The GMIB Benefit Base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise GMIB.

  Your GMIB Benefit Base is applied to guaranteed minimum annuity purchase factors to determine the GMIB. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5% if GMIB is exercised within 30 days following a Contract Date anniversary in years 7 through 9 and at 3% if exercised within 30 days following the 10th or later Contract Date anniversary, and (ii) mortality based on the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. The purchase factors assume that mortality will improve in the future and are more conservative than the basis underlying current annuity purchase rates.

  Your GMIB benefit base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating the GMIB.

The timing of your withdrawals and whether they exceed the 6% threshold described above can have a significant impact on your GMDB or GMIB.

CASH VALUE

The Cash Value under the Certificate fluctuates daily with the investment performance of the Investment Funds you have selected and reflects any upward or downward market value adjustment. See "Part 3: The Guaranteed Period Account." We do not guarantee any minimum Cash Value except for amounts in a Guarantee Period held to the Expiration Date. On any date before the Annuity Commencement Date while the Certificate is in effect, the Cash Value is equal to the Annuity Account Value less any withdrawal charge. The free corridor amount will not apply when calculating the withdrawal charge applicable upon a surrender. See "Part 5: Deductions and Charges."

SURRENDERING THE CERTIFICATES TO
RECEIVE THE CASH VALUE

You may surrender a Certificate to receive the Cash Value at any time while the Annuitant is living and before the Annuity Commencement Date.

For a surrender to be effective, we must receive your written request and the Certificate at our Processing Office. The Cash Value will be determined on the Transaction Date. All benefits under the Certificate will be terminated as of that date. You may receive the Cash Value in a single sum payment or apply it under one or more of the income annuity options described below. We will usually pay the Cash Value within seven calendar days, but we may delay payment as described in "When Payments are Made" below.

In some cases, surrenders may have adverse tax consequences. See "Part 7: Tax Aspects of the Certificates."

INCOME ANNUITY OPTIONS

Income annuity options provide periodic payments over a specified period of time which may be fixed or may be based on the Annuitant's life. Annuity forms of payment are calculated as of the Annuity Commencement Date, which is on file with our Processing Office. You can change the Annuity Commencement Date by writing to our Processing Office any time before the Annuity Commencement Date. However, you may not choose a date later than the 28th day of any month. Also, based on the issue age of the Annuitant, the Annuity Commencement Date may not be later than the Processing Date which follows the Annuitant's 90th birthday (may be different in some states).

Before the Annuity Commencement Date, we will send a letter advising that annuity benefits are available. Unless you otherwise elect, we will pay fixed annuity benefits on the "normal form" indicated for your Certificate as of the Annuity Commencement Date. The amount applied to provide the annuity benefit will be (1) the Annuity Account Value for any life annuity form or (2) the Cash Value for any period certain only annuity form except that if the period certain is more than five years, the amount applied will be no less than 95% of the Annuity Account Value.

Amounts in the Guarantee Periods that are applied to an income annuity option prior to an Expiration Date will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 3.

ANNUITY FORMS

o Life Annuity: An annuity which guarantees payments for the rest of the Annuitant's life. Payments end with the last monthly payment before the Annuitant's death. Because there is no death benefit associated with this annuity form, it provides the highest monthly payment of any of the life income annuity options, so long as the Annuitant is living.

o Life Annuity-Period Certain: This annuity form also guarantees payments for the rest of the Annuitant's life. In addition, if the Annuitant dies before a specified period of time (the "certain period") has ended, payments will continue to the beneficiary for the balance of the certain period. Certain periods may be 5, 10, 15 or 20 years. A life annuity with a certain period of 10 years is the normal form of annuity under the Certificates.

o Life Annuity-Refund Certain: This annuity form guarantees payments to you for the rest of your life. In addition, if you die before the amount applied to purchase this annuity option has been recovered, payments will continue to your beneficiary until that amount has been recovered. This option is available only as a fixed annuity.

o Period Certain Annuity: This annuity form guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years, and does not involve life contingencies.

o Joint and Survivor Life Annuity: This annuity form guarantees life income to you and, after your death, continuation of income to the survivor.

The life annuity-period certain and the life annuity-refund certain are available on either a single life or joint and survivor life basis.

The income annuity options outlined above are available in both fixed and variable form, unless otherwise indicated. Fixed annuity payments are guaranteed by us and will be based either on the tables of guaranteed annuity payments in your Certificate or on our then current annuity rates, whichever is more favorable for the Annuitant. Variable income annuities may be funded through the Investment Funds through the purchase of annuity units. The amount of each variable annuity payment may fluctuate, depending upon the performance of the Investment Funds. That is because the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate. See "Annuity Unit Values" in the SAI. Variable income annuities may also be available by separate prospectus through Investment Funds of other separate accounts we offer.

For all Annuitants, the normal form of annuity provides for fixed payments. We may offer other forms not outlined here. Your registered representative can provide details.

For each income annuity option, we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefit, we require the return of the Certificate.

The amount of the annuity payments will depend on the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life income annuity option, the Annuitant's age (or the Annuitant's and joint Annuitant's ages) and in certain instances, the sex of the Annuitant(s). Once an income annuity option is chosen and payments have commenced, no change can be made.

If, at the time you elect an income annuity option, the amount to be applied is less than $2,000 or the initial payment under the option elected is less than $20 monthly, we reserve the right to pay the Annuity Account Value in a single sum rather than as payments under the annuity form chosen.

ASSURED PAYMENT PLAN

You may apply your Annuity Account Value, in whole or in part, and subject to any withdrawal charges to the extent described below, to purchase the Assured Payment Plan (Life Annuity with a Period Certain), provided the Annuitant meets the issue age and payment restrictions for the Assured Payment Plan. If you apply a part of the Annuity Account Value, it will be considered a withdrawal and may be subject to withdrawal charges. See "Withdrawal Options" above. The Assured Payment Plan, is designed to provide guaranteed level or increasing annual payments for the Annuitant's life or for the Annuitant's life and the life of a joint Annuitant. If 100% of the Annuity Account Value is applied from an Accumulator Certificate to purchase the Assured Payment Plan at a time when the dollar amount of the withdrawal charge is greater than 2% of remaining contributions (after withdrawals), such withdrawal charge will not be deducted. However, a new withdrawal charge schedule will apply under the Assured Payment Plan. For purposes of the Assured Payment Plan withdrawal charge schedule, the year in which your Annuity Account Value is applied under the Assured Payment Plan will be "Contract Year 1." If 100% of the Annuity Account Value is applied from the Accumulator when the dollar amount of the withdrawal charge is 2% or less, such withdrawal charge will not be deducted and there will be no withdrawal charge schedule under the Assured Payment Plan. You should consider the timing of your purchase as it relates to the potential for withdrawal charges under the Assured Payment Plan. No subsequent contributions will be permitted under the Assured Payment Plan Certificate.

You may also apply your Annuity Account Value to purchase the Assured Payment Plan (Period Certain) once withdrawal charges are no longer in effect. This version of the Assured Payment Plan provides for annual payments for a specified period. No withdrawal charges will apply under the Assured Payment Plan Certificate.

The Assured Payment Plan (Life Annuity with a Period Certain) and Assured Payment Plan (Period Certain) are described in our prospectus for the Assured Payment Plan, dated May 1, 1997. Copies are available from your registered representative.

To purchase this annuity form we also require the return of your Certificate. An Assured Payment Plan Certificate will be issued putting this annuity form into effect.

Depending upon your circumstances, this may be accomplished on a tax-free basis. Consult your tax adviser.

WHEN PAYMENTS ARE MADE

Under applicable law, application of proceeds from the Investment Funds to a variable annuity, payment of a death benefit from the Investment Funds, payment of any portion of the Annuity Account Value (less any applicable withdrawal charge) from the Investment Funds, and, upon surrender, payment of the Cash Value from the Investment Funds will be made within seven calendar days after the

Transaction Date. Payments or application of proceeds from the Investment Funds can be deferred for any period during which (1) the New York Stock Exchange is closed or trading on it is restricted, (2) sales of securities or determination of the fair value of an Investment Fund's assets is not reasonably practicable because of an emergency, or (3) the SEC, by order, permits us to defer payment in order to protect persons with interest in the Investment Funds.

We can defer payment of any portion of the Annuity Account Value in the Guaranteed Period Account (other than for death benefits) for up to six months while you are living. We may also defer payments for any amount attributable to a contribution made in the form of a check for a reasonable amount of time (not to exceed 15 days) to permit the check to clear.

ASSIGNMENT

The Certificates may be assigned at any time before the Annuity Commencement Date and for any purpose other than as collateral or security for a loan. Equitable Life will not be bound by an assignment unless it is in writing and we have received it at our Processing Office. In some cases, an assignment may have adverse tax consequences. See "Part 7: Tax Aspects of the Certificates."

SERVICES WE PROVIDE

O     REGULAR REPORTS

 o Statement of your Certificate values as of the last day of the calendar year;

 o       Three additional reports of your Certificate values each year;

 o       Annual and semi-annual statements of each trust; and

 o       Written confirmation of financial transactions.

O     TOLL-FREE TELEPHONE SERVICES

 o Call 1-800-789-7771 for arecording of daily Accumulation Unit Values and Guaranteed Rates applicable to the Guarantee Periods. Also call during our regular business hours to speak to one of our customer service representatives.

O    PROCESSING OFFICE

 O   FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

    Equitable Life
    Income Management Group
    Post Office Box 13014
    Newark, NJ 07188-0014

 O  FOR CONTRIBUTIONS SENT BY EXPRESS MAIL:

    Equitable Life
    c/o First Chicago National Processing Center
    300 Harmon Meadow Boulevard, 3rd Floor
    Attn: Box 13014
    Secaucus, NJ 07094

 O  FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
    WITHDRAWALS) SENT BY REGULAR MAIL:

    Equitable Life
    Income Management Group
    P.O. Box 1547
    Secaucus, NJ 07096-1547

 O  FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
    WITHDRAWALS) SENT BY
    EXPRESS MAIL:

    Equitable Life
    Income Management Group
    200 Plaza Drive
    Secaucus, NJ 07096

DISTRIBUTION OF THE CERTIFICATES

As the distributor of the Certificates, Equitable Distributors, Inc. (EDI), an indirect wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the Certificates. EDI also serves as the principal underwriter of the Separate Account under the 1940 Act. EDI is registered with the SEC as a broker-dealer under the Exchange Act and is a member of the National Association of Securities Dealers, Inc. EDI's principal business address is 1290 Avenue of the Americas, New York, New York 10104. EDI was paid a fee of $126,914 for 1995 and $ for 1996 for its services under its "Distribution Agreement" with Equitable Life and the Separate Account.











The Certificates will be sold by registered representatives of EDI and its affiliates, who are also our licensed insurance agents. Broker-dealer sales compensation for EDI and its affiliates will generally not exceed six percent of total contributions made under a Certificate. EDI may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion thereof to their registered representatives as commission related to sales of the Certificates. The offering of the Certificates is intended to be continuous.

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                      PART 5: DEDUCTIONS AND CHARGES
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CHARGES DEDUCTED FROM THE
ANNUITY ACCOUNT VALUE

We allocate the entire amount of each contribution to the Investment Options you select, subject to certain restrictions. We then periodically deduct certain amounts from your Annuity Account Value. The charges described below and under "Charges Deducted from the Investment Funds" below will not be increased by us for the life of the Certificates. We may reduce certain charges under group or sponsored arrangements. See "Group or Sponsored Arrangements" below. Charges are deducted proportionately from all the Investment Funds in which your Annuity Account Value is invested on a pro rata basis, except as noted below.

Withdrawal Charge

A withdrawal charge will be imposed as a percentage of each contribution made to the extent that a withdrawal exceeds the free corridor amount, or if the Certificate is surrendered to receive its Cash Value. We determine the withdrawal charge separately for each contribution in accordance with the table below.

                                  CONTRACT YEAR
                    1       2       3       4       5       6       7      8+
                 ------  ------  ------  ------  ------  ------  ------  -----
Percentage of
 Contribution      7.0%    6.0%    5.0%    4.0%    3.0%    2.0%    1.0%    0.0%

The applicable withdrawal charge percentage is determined by the Contract Year in which the withdrawal is made or the Certificate is surrendered, beginning with "Contract Year 1" with respect to each contribution withdrawn or surrendered. For each contribution, the Contract Year in which we receive that contribution is "Contract Year 1."

The withdrawal charge is deducted from the Investment Options from which each such withdrawal is made in proportion to the amount being withdrawn from each Investment Option.

    Free Corridor Amount

    The free corridor amount is 15% of the Annuity Account Value at the beginning of the Contract Year minus any amount previously withdrawn during that Contract Year.

Any withdrawal requested that exceeds the free corridor amount will be subject to the withdrawal charge. The 15% free corridor amount is not applicable to a surrender.

For purposes of calculating the withdrawal charge, (1) we treat contributions as being withdrawn on a first-in first-out basis, and (2) amounts withdrawn up to the free corridor amount are not considered a withdrawal of any contributions. Although we treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge, the Federal income tax law treats earnings as withdrawn first. See "Part 7: Tax Aspects of the Certificates."

The withdrawal charge is to help cover sales expenses.

For Certificates issued to a charitable remainder trust, the free corridor amount may be changed to be the greater of (1) the current Annuity Account Value, less the excess of contributions that have not been withdrawn (earnings in the Certificate) and (2) the free corridor amount defined above.

Withdrawal Processing Charge

We reserve the right to impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. This charge, if made, is to cover our administrative expenses in processing Lump Sum Withdrawals.

Combined GMDB/GMIB Benefit Charge (Plan A)

We deduct a charge annually on each Processing Date for providing the Combined GMDB/GMIB Benefit (Plan A). The charge is equal to a percentage of the GMDB in effect on the Processing Date. The percentage is equal to 0.45%.

GMDB Only Benefit Charge (Plan B)

We deduct a charge annually on each Processing Date for providing the GMDB Only Benefit (Plan B). The charge is equal to a percentage of the GMDB in effect on the Processing Date. For Annuitant issue ages 20 through 75, the percentage is equal to 0.20%. For Annuitant issue ages 76 through 83, the percentage is equal to 0.45%.

Charges for State Premium and Other Applicable Taxes

We deduct a charge for applicable taxes, such as state or local premium taxes, that might be imposed in your state. Generally we deduct this charge from the amount applied to provide an income annuity option. In certain states, however, we may deduct the charge for taxes from contributions. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% (the rate is 1% in Puerto Rico and 5% in the Virgin Islands).

CHARGES DEDUCTED FROM THE
INVESTMENT FUNDS

Mortality and Expense Risks Charge

We will deduct a daily charge from the assets in each Investment Fund to compensate us for mortality and expense risks. The daily charge is at the rate of 0.002477%, which is equivalent to an annual rate of 0.90%, on the assets in each Investment Fund. Approximately 0.60% of this annual charge is allocated to the mortality risk and 0.30% is allocated to the expense risk.

We will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Certificate. We will use any gain for any lawful purpose including payment of distribution expenses not recovered from sales charges under the Certificate.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each Certificate, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the GMDB exceeds the Cash Value of the Certificate.

The expense risk assumed is the risk that it will cost us more to issue and administer the Certificates than we expect.

Administration Charge

We will deduct a daily charge from the assets in each Investment Fund, to compensate us for a portion of the administration expenses under the Certificates. The daily charge is at a rate of 0.000692% (equivalent to an annual rate of 0.25%) on the assets in each Investment Fund. We reserve the right to increase the charge to an annual rate of 0.35% the maximum permitted under the Certificates.

HR TRUST CHARGES TO PORTFOLIOS

Investment advisory fees charged daily against HR Trust's assets, the Rule 12b-1 Plan fee, direct operating expenses of HR Trust (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of HR Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:


                                          AVERAGE DAILY NET ASSETS
                                   -------------------------------------
                                       FIRST        NEXT         OVER
                                       $350         $400         $750
                                      MILLION      MILLION      MILLION
                                   -----------  -----------  -----------
ASSET ALLOCATION SERIES:
(Alliance) Conservative Investors      .550%        .525%        .500%
(Alliance) Growth Investors  .....     .550%        .525%        .500%
EQUITY SERIES:
(Alliance) Common Stock ..........     .400%        .375%        .350%
(Alliance) Global ................     .550%        .525%        .500%
(Alliance) Aggressive Stock  .....     .500%        .475%        .450%
(Alliance) Small Cap Growth  .....     .xxx%        .xxx%        .xxx%
FIXED INCOME SERIES:
(Alliance) Money Market ..........     .400%        .375%        .350%
(Alliance) Intermediate Govt.
Securities .......................     .500%        .475%        .450%

                                  FIRST          NEXT       OVER
                                  $500           $500        $1
                                 MILLION       MILLION    BILLION
                                ---------      ---------  ---------
EQUITY SERIES:
(Alliance) Growth & Income ..     .550%        .525%        .500%

                                  FIRST        NEXT         OVER
                                  $500          $1          $1.5
                                 MILLION      BILLION      BILLION
                              -----------  -----------  -----------
EQUITY SERIES:
(Alliance) International ....     .900%        .850%        .800%
                                  FIRST        NEXT         OVER
                                  $750         $750         $1.5
                                 MILLION      MILLION      BILLION
(Alliance) Equity Index  ....     .350%        .300%        .250%


Investment advisory fees are established under HR Trust's investment advisory agreements between HR Trust and its investment adviser, Alliance.

The Rule 12b-1 Plan provides that the HR Trust, on behalf of each Portfolio may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fee, which may be waived in the discretion of EDI may be increased only by action of the Board of Trustees of HR Trust up to a maximum of 0.50% per annum. All of these fees and expenses are described more fully in the HR Trust prospectus.

EQ TRUST CHARGES TO PORTFOLIOS

Investment management fees charged daily against EQ Trust's assets, the Rule 12b-1 Plan fee, direct operating expenses of EQ Trust (such as trustees' fees, expenses of independent auditors and legal counsel, administrative service fees, custodian fees, and liability insurance), and certain investment-related expenses of EQ Trust (such as brokerage commissions and other expenses related to the pur-chase and sale of securities), are reflected in each Portfolio's daily share price. The investment management fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:

                               AVERAGE DAILY NET ASSETS
                      ----------------------------------------
                          FIRST          NEXT          OVER
                       $20 MILLION   $30 MILLION   $50 MILLION
                      ------------  ------------  ------------
T. Rowe Price
 International Stock       .750%         .600%         .500%
T. Rowe Price Equity
 Income .............      .400%         .400%         .400%

                           FIRST          NEXT           OVER
                       $150 MILLION   $150 MILLION   $300 MILLION
                      -------------  -------------  -------------
EQ/Putnam Growth &
 Income .............      .500%          .450%          .350%
EQ/Putnam
 International
 Equity .............      .650%          .550%          .450%
EQ/Putnam Investors
 Growth .............      .500%          .450%          .350%
EQ/Putnam Balanced  .      .500%          .450%          .350%
MFS Research ........      .400%          .375%          .350%
MFS Emerging Growth
 Companies ..........      .400%          .375%          .350%

                   FIRST      NEXT       NEXT       NEXT       OVER
                   $100        $50        $50       $300       $500
                  MILLION    MILLION    MILLION    MILLION    MILLION
                ---------  ---------  ---------  ---------  ---------
Morgan Stanley
 Markets
 Equity .......    1.150%     .900%      .800%      .600%      .400%
Warburg Pincus
 Small Company
 Value ........     .500%     .500%      .500%      .500%      .500%

                           FIRST          NEXT           OVER
                       $100 MILLION   $200 MILLION   $300 MILLION
                      -------------  -------------  -------------
Merrill Lynch Global
 Allocation .........      .500%          .450%          .350%
Merrill Lynch Basic
 Value ..............      .400%          .375%          .350%

Investment management fees are established under EQ Trust's Investment Management Agreement between EQ Trust and its investment manager, EQ Financial. EQ Financial has entered into expense limitation agreements with EQ Trust, with respect to each Portfolio, pursuant to which EQ Financial has agreed to waive or limit its fees and total annual operating expenses (expressed as a percentage of the Portfolios' average daily net assets) to
   %. See the prospectus for EQ Trust for more information.

The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The Rule 12b-1 Plan fees, which may be waived in the discretion of EDI, may be increased only by action of the Board of Trustees of EQ Trust up to a maximum of 0.50% per annum. All of these fees and expenses are described more fully in the EQ Trust prospectus.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or change the minimum initial contribution requirements. We may also change the guaranteed minimum death benefit and the guaranteed minimum income benefit. We may offer Investment Funds investing in Class IA shares of HR Trust and EQ Trust, which are not subject to 12b-1 Plan fees. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Certificates to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Certificates or that have been in existence less than six months will not qualify for reduced charges.

We may also establish different Guaranteed Rates for the Guarantee Periods under different classes of Certificates for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when a Certificate is approved for issue. We may change these rules from time to time. Any variation in the withdrawal charge will reflect differences in costs or services and will not be unfairly discriminatory.

Group and sponsored arrangements may be governed by the Code, the Employee Retirement Income Security Act of 1974 (ERISA), or both. We make no representations as to the impact of those and other applicable laws on such programs. WE RECOMMEND THAT EMPLOYERS, TRUSTEES, AND OTHERS PURCHASING OR MAKING CERTIFICATES AVAILABLE FOR PURCHASE UNDER SUCH PROGRAMS SEEK THE ADVICE OF THEIR OWN LEGAL AND BENEFITS ADVISERS.

OTHER DISTRIBUTION ARRANGEMENTS

Charges may be reduced or eliminated when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and receive no commission or reduced commissions in connection with the sale of the Certificates. In no event will a reduction or elimination charges be permitted where it would be unfairly discriminatory.

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                             PART 6: VOTING RIGHTS
------------------------------------------------------------------------------

HR TRUST AND EQ TRUST VOTING RIGHTS

As explained previously, contributions allocated to the Investment Funds are invested in shares of the corresponding Portfolios of HR Trust and EQ Trust. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o  to elect each trust's Board of Trustees,
o  to ratify the selection of independent auditors for each trust, and
o on any other matters described in each trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because HR Trust is a Massachusetts business trust and EQ Trust is a Delaware business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Certificate Owners the opportunity to instruct us how to vote the number of shares attributable to their Certificates. If we do not receive instructions in time from all Certificate Owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Certificate Owners vote.

Each share of each trust is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.

VOTING RIGHTS OF OTHERS

Currently, we control each trust. EQ Trust shares currently are sold only to our separate accounts. HR Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Accumulator Certificate Owners, we currently do not foresee any disadvantages arising out of this. HR Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HR Trust's response to any of those events insufficiently protects our Certificate Owners, we will see to it that appropriate action is taken to protect our Certificate Owners.

SEPARATE ACCOUNT VOTING RIGHTS

If actions relating to the Separate Account require Certificate Owner approval, Certificate Owners will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. Each Certificate Owner who has elected a variable annuity payout may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in an Investment Fund divided by the Accumulation Unit Value for that Investment Fund. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by Certificate Owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

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                    PART 7: TAX ASPECTS OF THE CERTIFICATES
-----------------------------------------------------------------------------

This prospectus generally covers our understanding of the current Federal income tax rules that apply to an annuity purchased with after-tax dollars (non-qualified annuity). This section does not apply to Qualified Plan Certificates discussed in Appendix II.

This prospectus does not provide detailed tax information and does not address issues such as state income and other taxes or Federal gift and estate taxes. Please consult a tax adviser when considering the tax aspects of the Accumulator Certificates.

TAX CHANGES

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted.

Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.

TAXATION OF NON-QUALIFIED ANNUITIES

Equitable Life has designed the Accumulator Certificate to qualify as an "annuity" for purposes of Federal income tax law. Gains in the Annuity Account Value of the Certificate generally will not be taxable to an individual until a distribution occurs, either by a withdrawal of part or all of its value or as a series of periodic payments. However, there are some exceptions to this rule: (1) if a Certificate fails the investment diversification requirements;
(2) if an individual transfers a Certificate as a gift to someone other than a spouse (or divorced spouse), any gain in its Annuity Account Value will be taxed at the time of transfer; (3) the assignment or pledge of any portion of the value of a Certificate will be treated as a distribution of that portion of the Certificate; and (4) when an insurance company (or its affiliate) issues more than one non-qualified deferred annuity certificate or contract during any calendar year to the same taxpayer, the certificates or contracts are required to be aggregated in computing the taxable amount of any distribution.

Corporations, partnerships, trusts and other non-natural persons generally cannot defer the taxation of current income credited to the Certificate unless an exception under the Code applies.

Prior to the Annuity Commencement Date, any withdrawals which do not terminate your total interest in the Certificate are taxable to you as ordinary income to the extent there has been a gain in the Annuity Account Value. The balance of the distribution is treated as a return of the "investment" or "basis" in the Certificate and is not taxable. Generally, the investment or basis in the Certificate equals the contributions made, less any amounts previously withdrawn which were not taxable. Special rules may apply if contributions made to another annuity certificate or contract prior to August 14, 1982 are transferred to a Certificate in a tax-free exchange. To take advantage of these rules, you should notify us prior to such an exchange.

If you surrender or cancel the Certificate, the distribution is taxable to the extent it exceeds the investment in the Certificate.

Once annuity payments begin, a portion of each payment is considered to be a tax-free recovery of investment based on the ratio of the investment to the expected return under the Certificate. The remainder of each payment will be taxable. In the case of a variable annuity, special rules apply if the payments received in a year are less than the amount permitted to be recovered tax-free. In the case of a life annuity, after the total investment has been recovered, future payments are fully taxable. If payments cease as a result of death, a deduction for any unrecovered investment will be allowed.

The taxable portion of a distribution is treated as ordinary income and is subject to income tax withholding. See "Federal and State Income Tax Withholding" below. In addition, a penalty tax of 10% applies to the taxable portion of a distribution unless the distribution is (1) made on or after the date the taxpayer attains age 59 1/2, (2) made on or after the taxpayer's death, (3) attributable to the disability of the taxpayer, (4) part of a series of substantially equal installments as an annuity for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a beneficiary, or (5) with respect to income allocable to amounts contributed to an annuity certificate or contract prior to August 14, 1982 which are transferred to the Certificate in a tax-free exchange.


If, as a result of the Annuitant's death, the beneficiary is entitled to receive the death benefit described in Part 4, the beneficiary is generally subject to the same tax treatment as would apply to you, had you surrendered the Certificate (discussed above).

If the beneficiary elects to take the death benefit in the form of a life income or installment option, the election should be made within 60 days after the day on which a lump sum death benefit first becomes payable and before any benefit is actually paid. The tax computation will reflect your investment in the Certificate.

The Certificate provides a minimum guaranteed death benefit that in certain circumstances may be greater than either the contributions made or the Annuity Account Value. This provision provides investment protection against an untimely termination of a Certificate on the death of an Annuitant at a time when the Certificate's Annuity Account Value might otherwise have provided a lower benefit. Although we do not believe that the provision of this benefit should have any adverse tax effect, it is possible that the IRS could take a contrary position and could assert that some portion of the charges for the minimum guaranteed death benefit should be treated for Federal income tax purposes as a partial withdrawal from the Certificate. If this were so, such a deemed withdrawal could be taxable, and for Certificate Owners under age 59 1/2, also subject to tax penalty.

You should discuss with your tax adviser the effect of any surrender or withdrawal under the Accumulator Certificate after amounts have been applied to the Life Contingent Annuity.

FEDERAL AND STATE INCOME TAX
WITHHOLDING

Equitable Life is required to withhold Federal income tax on the taxable portion of annuity payments, unless the recipient elects not to be subject to income tax withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, however, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding. Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Certificate. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct taxpayer identification number and a United States residence address.

Certain states have indicated that income tax withholding will apply to payments made from the Certificate to residents. In some states, a recipient may elect out of state withholding. Generally, an election out of Federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number and consult your tax adviser.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic annuity payments which is exempt from withholding based on this assumption. For 1997, a recipient of periodic payments (e.g., monthly or annual payments) which total less than a $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemption. A withholding election may be revoked at any time and remains effective until revoked. If a recipient fails to provide a correct taxpayer identification number, withholding is made as if the recipient is single with no exemptions.


A recipient of a non-periodic distribution (total or partial) will generally be subject to withholding at a flat 10% rate. A recipient who provides a United States residence address and a correct taxpayer identification number will generally be permitted to elect not to have tax withheld.

All recipients receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections.

OTHER WITHHOLDING

As a general rule, if death benefits are payable to a person two or more generations younger than you, a Federal generation skipping tax may be payable with respect to the benefit at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to transfers which would also be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with your tax adviser for specific information, especially where benefits are passing to younger generations, as opposed to a spouse or child.

If we believe a benefit may be subject to generation skipping tax we may be required to withhold for such tax unless we receive acceptable written confirmation that no such tax is payable.

SPECIAL RULES FOR CERTIFICATES ISSUED IN PUERTO RICO

Under current law Equitable Life treats income from Accumulator Certificates as U.S.-source. A Puerto Rico resident is subject to U.S. taxation on such U.S.-source income. Only Puerto Rico-source income of Puerto Rico residents is excludable from U.S. taxation. Income from Accumulator Certificates is also subject to Puerto Rico tax. The computation of the taxable portion of amounts distributed from a Certificate may differ in the two jurisdictions. Therefore, an individual might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on an individual's personal situation and the timing of the different tax liabilities, an individual may not be able to take full advantage of this credit.

Please consult your tax adviser to determine the applicability of these rules to your own tax situation.

IMPACT OF TAXES TO EQUITABLE LIFE

The Certificates provide that Equitable Life may charge the Separate Account for taxes. Equitable Life can set up reserves for such taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

Transfers among the Investment Funds or between the Guaranteed Period Account and one or more Investment Funds are not taxable.

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                     PART 8: KEY FACTORS IN RETIREMENT PLANNING
------------------------------------------------------------------------------

INTRODUCTION

The Accumulator is available to help meet the retirement income and investment needs of individuals. In assessing these retirement needs, some key factors need to be addressed: (1) the impact of inflation on fixed retirement incomes;
(2) the importance of planning early for retirement; (3) the benefits of tax-deferral; (4) the selection of an appropriate investment strategy; and (5) the benefit of annuitization. Each of these factors is addressed below.

Unless otherwise noted, all of the following presentations use an assumed annual rate of return of 7.5% compounded annually. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return for any investment vehicle, including the Accumulator. In addition, unless otherwise noted, none of the illustrations reflect any charges that may be applied under a particular investment vehicle, including the Accumulator. Such charges would effectively reduce the actual return under any investment vehicle.


All earnings in these presentations are assumed to accumulate tax-deferred unless otherwise noted. Most programs designed for retirement savings offer tax-deferral. Monies are taxed upon withdrawal and a 10% penalty tax may apply to premature withdrawals. Certain retirement programs prohibit early withdrawals. See "Part 7: Tax Aspects of the Certificates." Where taxes are taken into consideration in these presentations, a 28% tax rate is assumed.


The source of the data used by us to compile the charts which appear in this
Part 8 (other than charts 1, 2, 3, 4 and 7) is Ibbotson Associates, Inc. Chicago. Stocks, Bonds, Bills and Inflation 1996 Yearbook (TM). All rights reserved.

In reports or other communications or in advertising material we may make use of these or other graphic or numerical illustrations that we prepare showing the impact of inflation, planning early for retirement, tax-deferral, diversification and other concepts important to retirement planning.

INFLATION

Inflation erodes purchasing power. This means that, in an inflationary period, the dollar is worth less as time passes. Because many people live on a fixed income during retirement, inflation is of particular concern to them. The charts that follow illustrate the detrimental impact of inflation over an extended period of time. Between 1965 and 1995, the average annual inflation rate was 5.39%. As demonstrated in Chart 1, this 5.39% annual rate of inflation would cause the purchasing power of $35,000 to decrease to only $7,246 after 30 years.

In Chart 2, the impact of inflation is examined from another perspective. Specifically, the chart illustrates the additional income needed to maintain the purchasing power of $35,000 over a thirty year period. Again, the 1965-1995 historical inflation rate of 5.39% is used. In this case, an additional $134,064 would be required to maintain the purchasing power of $35,000 after 30 years.

                            CHART 1

                 [THE FOLLOWING TABLE WAS REPRESENTED AS A
                    3-D BAR GRAPH IN THE PROSPECTUS]

                      Today        --       $35,000
                      10 years     --       $20,705
                      20 years     --       $12,248
                      30 years     --       $ 7,246

                 [END OF GRAPHICALLY REPRESENTED DATA]

                               CHART 2
                        ANNUAL INCOME NEEDED

                 [THE FOLLOWING TABLE WAS REPRESENTED AS A
                    3-D BAR GRAPH IN THE PROSPECTUS]

                      Today        --       $ 35,000
                      10 years     --       $ 59,165
                      20 years     --       $100,013
                      30 years     --       $169,064

              Increase Needed:  $24,165   $65,013   $134,064

                     [END OF GRAPHICALLY REPRESENTED DATA]

STARTING EARLY

The impact of inflation accentuates the need to begin a retirement program early. The value of starting early is illustrated in the following charts.

As shown in Chart 3, if an individual makes annual contributions of $2,500 to his or her retirement program beginning at age 30, he or she would accumulate $414,551 by age 65 under the assumptions described earlier. If that individual waited until age 50, he or she would only accumulate $70,193 by age 65 under the same assumptions.


                                    CHART 3

[THE FOLLOWING TABLE WAS REPRESENTED AS
 A STACKED AREA GRAPH IN THE PROSPECTUS:]

                          30 .................  $414,551
                          40 .................  $182,691
                          50 .................  $ 70,193
             BLACK - Age 30    GRAY - Age 40     DOTTED - Age 50

                      [END OF GRAPHICALLY REPRESENTED DATA]

In Table 1, the impact of starting early is demonstrated in another format. For example, if an individual invests $300 monthly, he or she would accumulate $387,193 in thirty years under our assumptions. In contrast, if that individual invested the same $300 per month for 15 years, he or she would accumulate only $97,804 under our assumptions.

                                   TABLE 1

    MONTHLY        YEAR      YEAR      YEAR       YEAR       YEAR
 CONTRIBUTION       10        15        20         25         30
--------------  --------  --------  ---------  ---------  ---------
     $ 20        $ 3,532   $ 6,520   $ 10,811   $ 16,970   $ 25,813
       50          8,829    16,301     27,027     42,425     64,532
      100         17,659    32,601     54,053     84,851    129,064
      200         35,317    65,202    108,107    169,701    258,129
      300         52,969    97,804    162,160    254,552    387,193

Chart 4 presents an additional way to demonstrate the significant impact of starting to make contributions to a retirement program earlier rather than later. It assumes that an individual had a goal to accumulate $250,000 (pre-tax) by age 65. If he or she starts at age 30, under our assumptions he or she could reach the goal by making a monthly pre-tax contribution of $130 (equivalent to $93 after taxes). The total net cost for the 30 year old in this hypothetical example would be $39,265. If the individual in this hypothetical example waited until age 50, he or she would have to make a monthly pre-tax contribution of $767 (equivalent to $552 after taxes) to attain the goal, illustrating the importance of starting early.

CHART 4

GOAL: $250,000 BY AGE 65

[THE FOLLOWING TABLE WAS REPRESENTED
AS A BAR GRAPH IN THE PROSPECTUS:]


           $ 93 a Month ............. 30     $39,265     $210,735
           $212 a Month ............. 40     $63,641     $186,359
           $552 a Month ............. 50     $99,383     $150,617

                        BLACK - Net Cost
                        WHITE - Tax-Deferred Earnings at 7.5%

                      [END OF GRAPHICALLY REPRESENTED DATA]

TAX-DEFERRAL

Contributing to a retirement plan early is part of an effective strategy for addressing the impact of inflation. Another part of such a strategy is to carefully select the types of retirement programs in which to invest. In deciding where to invest retirement contributions, there are three basic types of programs.

The first type offers the most tax benefits, and therefore is potentially the most beneficial for accumulating funds for retirement. Contributions are made with pre-tax dollars or are tax-deductible and earnings grow income tax-deferred. An example of this type of program is the deductible Individual Retirement Annuity (IRA).

The second type of program also provides for tax deferred earnings growth; however, contributions are made with after-tax dollars. Examples of this type of program are non-deductible IRAs and non-qualified annuities.

The third approach to retirement savings is fully taxable. Contributions are made with after-tax dol-lars and earnings are taxed each year. Examples of this type of program include certificates of deposit, savings accounts, and taxable stock, bond or mutual fund investments.

Consider an example. For the type of retirement program that offers both pre-tax contributions and tax-deferral, assume that a $2,000 annual pre-tax contribution is made for thirty years. In this example, the retirement funds would be $176,363 after thirty years (assuming a 7.5% rate of return, no withdrawals and assuming the deduction of the 1.15% Separate Account daily asset charge and the $30 annual contract fee--but no withdrawal charge or other charges under the Certificate, or Trust charges to Portfolios), and such funds would be $222,309 without the effect of any charges. Assuming a lump sum withdrawal was made in year thirty and a 28% tax bracket, these amounts would be $126,981 and $160,062, respectively.

For the type of program that offers only tax-deferral, assume an after-tax annual contribution of $1,440 for thirty years and the same rate of return. The after-tax contribution is derived by taxing the $2,000 pre-tax contribution again assuming a 28% tax bracket. In this example, the retirement funds would be $126,275 after thirty years assuming the deduction of charges and no withdrawals, and $160,062 without the effect of charges. Assuming a lump sum withdrawal in year thirty, the total after-tax amount would be $103,014 with charges deducted and $127,341 without charges as described above.

For the fully taxable investment, assume an after-tax contribution of $1,440 for thirty years. Earnings are taxed annually. After thirty years, the amount of this fully taxable investment is $108,046.

Keep in mind that taxable investments have fees and charges too (investment advisory fees, administrative charges, 12b-1 fees, sales loads, brokerage commissions, etc.). We have not attempted to apply these fees and charges to the fully taxable amounts since this is intended merely as an example of tax deferral.

Again, it must be emphasized that the assumed rate of return of 7.5% compounded annually used in these examples is for illustrative purposes only and is not intended to represent a guaranteed or expected rate of return on any investment vehicle. Moreover, early withdrawals of tax-deferred investments are generally subject to a 10% penalty tax.

INVESTMENT OPTIONS

Selecting an appropriate retirement program is clearly an important part of an effective retirement planning strategy. Carefully choosing among Investment Options is another essential component.

During the 1965-1995 period, common stock average annual returns outperformed the average annual returns of fixed investments such as long-term government bonds and Treasury Bills (T-Bills). See "Notes" below. Common stocks earned an average annual return of 10.68% over this period, in contrast to 6.72% and 7.92% for the other two investment categories. Significantly, common stock returns also outpaced inflation which grew at 5.39% over this period.

Although common stock returns have historically outpaced returns of fixed investments, people often allocate a significant percentage of their retirement funds to fixed return investments. Their primary concern is the preservation of principal. Given this concern, Chart 5 illustrates the impact of exposing only the interest generated by a fixed investment to the stock market. In this illustration, the fixed investment is represented by a Treasury Bill return and the stock investment is represented by the Standard & Poor's 500 ("S&P 500").

The chart assumes that a $20,000 fixed investment was made on January 1, 1980. If the interest on that investment were to accumulate based upon the return of the S&P 500, the total investment would have been worth $131,033 in 1995. Had the interest been reinvested in the fixed investment, the fixed investment would have grown to $62,379. As illustrated in Chart 5, significant opportunities for growth exist while preserving principal. See "Notes" below.

                                   CHART 5

$131,033 with Interest Exposed to Stock Market (S&P 500)

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PROSPECTUS]

          Market Value  Market Value
Month      of S&P 500    If 100% in
Ending    & Fixed Acct   3 Mo. T-Bill

  1980 J     20,160        20,160
       F     20,338        20,339
       M     20,547        20,586
       A     20,823        20,845
       M     21,031        21,014
       J     21,183        21,142
       J     21,369        21,254
       A     21,515        21,390
       S     21,708        21,550
       O     21,930        21,755
       N     22,333        21,964
       D     22,522        22,252
  1981 J     22,619        22,483
       F     22,888        22,724
       M     23,239        22,999
       A     23,386        23,247
       M     23,637        23,514
       J     23,878        23,832
       J     24,129        24,127
       A     24,156        24,436
       S     24,196        24,739
       O     24,659        25,039
       N     25,079        25,306
       D     25,118        25,527
  1982 J     25,195        25,731
       F     25,113        25,968
       M     25,278        26,222
       A     25,722        26,518
       M     25,770        26,799
       J     25,861        27,057
       J     25,945        27,341
       A     26,850        27,549
       S     27,028        27,689
       O     27,937        27,852
       N     28,411        28,028
       D     28,690        28,216
  1983 J     29,131        28,410
       F     29,492        28,587
       M     29,965        28,767
       A     30,862        28,971
       M     30,943        29,171
       J     31,495        29,366
       J     31,284        29,584
       A     31,627        29,808
       S     31,938        30,035
       O     31,930        30,263
       N     32,348        30,475
       D     32,418        30,698
  1984 J     32,490        30,931
       F     32,222        31,150
       M     32,577        31,378
       A     32,826        31,632
       M     32,297        31,879
       J     32,719        32,118
       J     32,701        32,381
       A     34,295        32,650
       S     34,470        32,931
       O     34,708        33,260
       N     34,705        33,503
       D     35,205        33,717
  1985 J     36,503        33,936
       F     36,845        34,133
       M     37,000        34,345
       A     37,089        34,592
       M     38,272        34,820
       J     38,673        35,012
       J     38,748        35,229
       A     38,744        35,423
       S     38,262        35,635
       O     39,208        35,867
       N     40,706        36,086
       D     41,803        36,320
  1986 J     42,011        36,524
       F     43,792        36,717
       M     45,230        36,938
       A     45,021        37,130
       M     46,493        37,312
       J     47,036        37,506
       J     45,602        37,701
       A     47,609        37,874
       S     45,430        38,045
       O     46,935        38,220
       N     47,703        38,369
       D     47,070        38,557
  1987 J     50,789        38,719
       F     52,147        38,885
       M     53,115        39,068
       A     52,912        39,240
       M     53,327        39,389
       J     55,086        39,578
       J     56,925        39,760
       A     58,441        39,947
       S     57,685        40,127
       O     49,695        40,367
       N     47,333        40,509
       D     49,428        40,667
  1988 J     50,743        40,785
       F     52,280        40,972
       M     51,393        41,152
       A     51,824        41,342
       M     52,174        41,553
       J     53,765        41,756
       J     53,732        41,969
       A     52,733        42,217
       S     54,245        42,478
       O     55,302        42,738
       N     54,915        42,981
       D     55,673        43,252
  1989 J     58,362        43,490
       F     57,529        43,755
       M     58,548        44,048
       A     60,672        44,343
       M     62,465        44,694
       J     62,377        45,011
       J     66,323        45,326
       A     67,365        45,662
       S     67,310        45,958
       O     66,344        46,271
       N     67,446        46,590
       D     68,687        46,874
  1990 J     65,533        47,142
       F     66,234        47,410
       M     67,578        47,714
       A     66,541        48,043
       M     71,214        48,370
       J     70,982        48,674
       J     70,955        49,005
       A     66,481        49,329
       S     64,314        49,625
       O     64,286        49,962
       N     67,252        50,247
       D     68,667        50,548
  1991 J     70,922        50,811
       F     74,664        51,055
       M     76,053        51,280
       A     76,316        51,552
       M     78,820        51,794
       J     76,216        52,011
       J     78,945        52,266
       A     80,422        52,507
       S     79,523        52,748
       O     80,405        52,970
       N     78,042        53,176
       D     84,752        53,378
  1992 J     83,616        53,560
       F     84,486        53,710
       M     83,290        53,892
       A     85,196        54,065
       M     85,604        54,216
       J     84,717        54,390
       J     87,387        54,558
       A     86,078        54,700
       S     86,890        54,842
       O     87,176        54,969
       N     89,486        55,095
       D     90,453        55,249
  1993 J     91,013        55,376
       F     92,016        55,498
       M     93,614        55,637
       A     91,858        55,770
       M     93,843        55,893
       J     94,136        56,033
       J     93,836        56,167
       A     96,699        56,308
       S     96,183        56,454
       O     97,774        56,578
       N     97,093        56,720
       D     98,087        56,850
  1994 J    100,753        56,992
       F     98,615        57,112
       M     95,249        57,266
       A     96,281        57,421
       M     97,589        57,605
       J     95,734        57,783
       J     98,297        57,945
       A    101,558        58,159
       S     99,666        58,375
       O    101,566        58,596
       N     98,647        58,813
       D     99,883        59,072
  1995 J    102,044        59,320
       F    105,307        59,557
       M    107,925        59,831
       A    110,571        60,095
       M    114,257        60,419
       J    116,566        60,703
       J    119,871        60,976
       A    120,235        61,263
       S    124,521        61,526
       O    124,249        61,816
       N    128,920        62,075
       D    131,033        63,379

$62,379 Without Interest Exposed to Stock Market
            (S&P 500)


[END OF GRAPHICALLY REPRESENTED DATA]


Another variation of the example in Chart 5 is to gradually transfer principal from a fixed investment into the stock market. Chart 6 assumes that a $20,000 fixed investment was made on January 1, 1980. For the next two years, $540 is transferred monthly into the stock market (represented by the S&P 500). The total investment, given this strategy, would have grown to $139,695 in 1995. In contrast, had the principal not been transferred, the fixed investment would have grown to $62,379. See "Notes" below.


                                   CHART 6

$139,695 with Principal Transfer

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PROSPECTUS]

          Market Value    Market Value
Month     of S&P 500      If 100% in
Ending    & Fixed Acct    3 Mo. T-Bil

1980 J      20540          20160
     F      20702          20339
     M      20770          20586
     A      21068          20845
     M      21425          21014
     J      21659          21142
     J      22000          21254
     A      22149          21390
     S      22394          21550
     O      22623          21755
     N      23446          21964
     D      23372          22252
1981 J      23246          22483
     F      23569          22724
     M      24053          22999
     A      24031          23247
     M      24246          23514
     J      24324          23832
     J      24514          24127
     A      24051          24436
     S      23651          24739
     O      24397          25039
     N      25087          25306
     D      24857          25527
1982 J      24193          25731
     F      23594          25968
     M      23618          26222
     A      24248          26518
     M      23995          26799
     J      23892          27057
     J      23731          27341
     A      25407          27549
     S      25647          27689
     O      27281          27852
     N      28031          28028
     D      28386          28216
1983 J      29041          28410
     F      29568          28587
     M      30282          28767
     A      31737          28971
     M      31721          29171
     J      32549          29366
     J      32000          29584
     A      32424          29808
     S      32790          30035
     O      32616          30263
     N      33176          30475
     D      33142          30698
1984 J      33104          30931
     F      32544          31150
     M      32969          31378
     A      33202          31632
     M      32246          31879
     J      32767          32118
     J      32593          32381
     A      34841          32650
     S      34959          32931
     O      35133          33260
     N      35058          33503
     D      35692          33717
1985 J      37434          33936
     F      37844          34133
     M      37970          34345
     A      37984          34592
     M      39531          34820
     J      40023          35012
     J      40038          35229
     A      39976          35423
     S      39254          35635
     O      40428          35867
     N      42341          36086
     D      43701          36320
1986 J      43926          36524
     F      46184          36717
     M      47968          36938
     A      47659          37130
     M      49498          37312
     J      50136          37506
     J      48265          37701
     A      50769          37874
     S      47982          38045
     O      49830          38220
     N      50767          38369
     D      49918          38557
1987 J      54519          38719
     F      56165          38885
     M      57317          39068
     A      57035          39240
     M      57525          39389
     J      59630          39578
     J      61849          39760
     A      63662          39947
     S      62711          40127
     O      52932          40367
     N      50090          40509
     D      52585          40667
1988 J      54165          40785
     F      55951          40972
     M      54862          41152
     A      55344          41342
     M      55720          41553
     J      57582          41756
     J      57509          41969
     A      56280          42217
     S      58018          42478
     O      59225          42738
     N      58749          42981
     D      59588          43252
1989 J      62695          43490
     F      61691          43755
     M      62824          44048
     A      65234          44343
     M      67232          44694
     J      67118          45011
     J      71581          45326
     A      72728          45662
     S      72661          45958
     O      71544          46271
     N      72760          46590
     D      74150          46874
1990 J      70617          47142
     F      71385          47410
     M      72851          47714
     A      71676          48043
     M      76833          48370
     J      76576          48674
     J      76526          49005
     A      71611          49329
     S      69246          49625
     O      69192          49962
     N      72438          50247
     D      73964          50548
1991 J      76420          50811
     F      80470          51055
     M      81977          51280
     A      82241          51552
     M      84947          51794
     J      82165          52011
     J      85076          52266
     A      86666          52507
     S      85709          52748
     O      86662          52970
     N      84157          53176
     D      91300          53378
1992 J      90106          53560
     F      91047          53710
     M      89770          53892
     A      91798          54065
     M      92244          54216
     J      91302          54390
     J      94130          54558
     A      92765          54700
     S      93626          54842
     O      93940          54969
     N      96377          55095
     D      97388          55249
1993 J      97994          55376
     F      99055          55498
     M     100732          55637
     A      98899          55770
     M     100989          55893
     J     101297          56033
     J     100991          56167
     A     103992          56308
     S     103458          56454
     O     105136          56578
     N     104425          56720
     D     105474          56850
1994 J     108259          56992
     F     106046          57112
     M     102533          57266
     A     103617          57421
     M     104976          57605
     J     103062          57783
     J     105741          57945
     A     109118          58159
     S     107170          58375
     O     109151          58596
     N     106146          58813
     D     107426          59072
1995 J     109681          59320
     F     113071          59557
     M     115775          59831
     A     118526          60095
     M     122319          60419
     J     124733          60703
     J     128155          60976
     A     128547          61263
     S     132973          61526
     O     132710          61816
     N     137525          62075
     D     139695          62379


$62,379 Without Principal Transfer

[END OF GRAPHICALLY REPRESENTED DATA]


NOTES

1. Common Stocks: Standard & Poor's (S&P) Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Results shown assume reinvestment of dividends. Both market value and return on common stock will vary.

2. U.S. Government Securities: Long-term Government Bonds are measured using a one-bond portfolio constructed each year containing a bond with approximately a 20-year maturity and a reasonably current coupon. U.S. Treasury Bills are measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month. U.S. Government securities are guaranteed as to principal and interest, and if held to maturity, offer a fixed rate of return. However, market value and return on such securities will fluctuate prior to maturity.

The Accumulator can be an effective program for diversifying ongoing investments between various asset categories. In addition, the Accumulator offers special features which help address the risk associated with timing the equity markets, such as dollar cost averaging. By transferring the same dollar amount each month from the Money Market Fund to other Investment Funds, dollar cost averaging attempts to shield your investment from short term price fluctuations. This, however, does not assure a profit or protect against a loss in declining markets.

THE BENEFIT OF ANNUITIZATION

An individual may shift the risk of outliving his or her principal by electing a lifetime income annuity. See "Income Annuity Options," in Part 5. Chart 7 below shows the monthly income that can be generated under various forms of life annuities, as compared to receiving level payments of interest only or principal and interest from the investment. Calculations in the Chart are based on the following assumption: a $100,000 contribution was made at one of the ages shown, annuity payments begin immediately, and a 5% annuitization interest rate is used. For purposes of this example, principal and interest are paid out on a level basis over 15 years. In the case of the interest only scenario, the principal is always available and may be left to other individuals at death. Under the principal and interest scenario, a portion of the principal will be left at death, assuming the individual dies within the 15 year period. In contrast, under the life annuity scenarios, there is no residual amount left.

                                   CHART 7
                                MONTHLY INCOME
                           ($100,000 CONTRIBUTION)

                                                            JOINT AND SURVIVOR*
                                                   -----------------------------------
                            Principal
               Interest        and
                 Only      Interest for    Single     50% to     66.67% to    100% to
 Annuitant     for Life      15 Years       Life     Survivor    Survivor     Survivor
-----------  ----------  --------------  --------  ----------  -----------  ----------
Male 65          $401          $785        $  617      $560        $544         $513
Male 70           401           785           685       609         588          549
Male 75           401           785           771       674         646          598
Male 80           401           785           888       760         726          665
Male 85           401           785         1,045       878         834          757

------------

   The numbers are based on 5% interest compounded annually and the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. Annuity purchase rates available at annuitization may vary, depending primarily on the annuitization interest rate, which may not be less than an annual rate of 2.5%.

    * The Joint and Survivor Annuity Forms are based on male and female Annuitants of the same age.

---------------------------------------------------------------------------
                       PART 9: INDEPENDENT ACCOUNTANTS
---------------------------------------------------------------------------

The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in Equitable Life's Annual Report on Form 10-K, incorporated by reference in the prospectus, have been examined by Price Waterhouse LLP, independent accountants, whose reports thereon are incorporated herein by reference. Such consolidated financial statements and consolidated financial statement schedules have been incorporated herein by reference in reliance upon the reports of Price Waterhouse LLP given upon their authority as experts in accounting and auditing.

                 APPENDIX I: MARKET VALUE ADJUSTMENT EXAMPLE
-----------------------------------------------------------------------------

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 were allocated on February 15, 1998 to a Guarantee Period with an Expiration Date of February 15, 2007 at a Guaranteed Rate of 7.00% resulting in a Maturity Value at the Expiration Date of $183,846, and further assuming that a withdrawal of $50,000 were made on February 15, 2002.

                                                   ASSUMED
                                              GUARANTEED RATE ON
                                              FEBRUARY 15, 2002
                                           ----------------------
                                              5.00%       9.00%
                                           ----------  ----------
As of February 15, 2002 (Before
 Withdrawal)
-----------------------------------------
(1) Present Value of Maturity Value, also
    Annuity Account Value ................   $144,048    $119,487
(2) Guaranteed Period Amount .............    131,080     131,080
(3) Market Value Adjustment: (1)-(2)  ....     12,968     (11,593)

February 15, 2002 (After Withdrawal)
-----------------------------------------
(4) Portion of (3) Associated
    with Withdrawal: (3) x [$50,000 /
    (1)] .................................   $  4,501    $ (4,851)
(5) Reduction in Guaranteed
    Period Amount: [$50,000-(4)]  ........     45,499      54,851
(6) Guaranteed Period Amount: (2)-(5)  ...     85,581      76,229
(7) Maturity Value .......................    120,032     106,915
(8) Present Value of (7), also
    Annuity Account Value ................     94,048      69,487

You should note that under this example if a withdrawal is made when rates have increased (from 7.00% to 9.00% in the example), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased (from 7.00% to 5.00% in the example), a portion of a positive market value adjustment is realized.

                   APPENDIX II: QUALIFIED PLAN CERTIFICATES
-----------------------------------------------------------------------------

CONTRIBUTIONS

When issued with the appropriate endorsement, Accumulator Certificates may be used as an investment vehicle for a defined contribution plan maintained by an employer and which is a tax qualified plan within the meaning of Section 401(a) for the Code.

When issued in connection with such a qualified plan, we will only accept employer contributions from a trust under a plan qualified under Section 401(a) of the Code. If the plan contains a cash or deferred arrangement within the meaning of Section 401(k) of the Code, contributions may include employee pre-tax and employer matching or other employer contributions, but not employee after-tax contributions to the plan.

CERTIFICATE OWNER, ANNUITANT AND BENEFICIARY

The Certificate Owner must be the trustee of a trust for a qualified plan maintained by the employer. The Annuitant must be the participant/employee and the beneficiary under the Certificate must be the Certificate Owner.

PURCHASE CONSIDERATIONS

Any trustee considering a purchase of the Accumulator should discuss with its tax adviser whether this is an appropriate investment vehicle for the employer's plan. The form of Certificate and this prospectus should be reviewed in full, and the following factors, among others, should be noted. This Certificate accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans, no employee after-tax contributions are accepted. Further, Equitable will not perform or provide any plan record keeping services with respect to this Certificate. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the Certificates, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Finally, because the method of purchasing the Certificates and the features of the Certificates may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the Certificates are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the Certificates would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

        APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT (GMDB) EXAMPLE
-----------------------------------------------------------------------------

Under the Certificates the death benefit is equal to the sum of:
 (1) the Annuity Account Value in the Investment Funds, or, if greater, the GMDB (see "GMDB" in Part 4); and

 (2) the death benefit provided with respect to the Guaranteed Period Account (see "Death Benefit Amount" in Part 3).

The following is an example illustrating the calculation of the GMDB. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Fixed Income Series), no subsequent contributions, no transfers and no withdrawals, the GMDB for an Annuitant age 45 would be calculated as follows:




   END OF
 CONTRACT        ANNUITY       NON-NEW YORK     NEW YORK
    YEAR      ACCOUNT VALUE      GMDB(1)          GMDB
----------  ---------------  --------------  -------------
     1          $105,000         $106,000      $105,000(2)
     2          $105,500         $112,360      $115,500(2)
     3          $132,825         $119,102      $132,825(2)
     4          $106,260         $126,248      $132,825(3)
     5          $116,886         $133,823      $132,825(3)
     6          $140,263         $141,852      $140,263(2)
     7          $140,263         $150,363      $140,263(3)


The Annuity Account Values for Contract Years 1 through 8 are determined based on hypothetical rates of return of 5.00%, 10.00%, 15.00%, (20.00)%, 10.00%,
20.00% and 0.00%, respectively.

6% TO AGE 80 BENEFIT

(1) For Contract Years 1 through 7, the GMDB equals the initial contribution increased by 6%.

NEW YORK ANNUAL RATCHET TO AGE 80

(2) At the end of Contract Years 1, 2 and 3, and again at the end of Contract Year 6, the GMDB is equal to the current Annuity Account Value.


(3) At the end of Contract Years 4, 5 and 7, the GMDB is equal to the GMDB at the end of the prior year since it is higher than the current Annuity Account Value.

---------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
                              TABLE OF CONTENTS
---------------------------------------------------------------------------

                                                               PAGE
                                                               ----
Part 1:      Accumulation Unit Values                          2
Part 2:      Annuity Unit Values                               2
Part 3:      Custodian and Independent Accountants             3
Part 4:      Money Market Fund and Intermediate                3
             Government Securities Fund Yield Information
Part 5:      Long-Term Market Trends                           4
Part 6:      Financial Statements                              6

                     HOW TO OBTAIN AN ACCUMULATOR STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 45

                     Send this request form to:
                               Equitable Life
                               Income Management Group
                               P.O. Box 1547
                               Secaucus, NJ 07096-1547

                     Please send me an Accumulator SAI:

                     ---------------------------------------------------------
                     Name

                     ---------------------------------------------------------
                     Address

                     ---------------------------------------------------------
                     City                    State                    Zip

                               INCOME MANAGERSM
                                 ROLLOVER IRA
                     STATEMENT OF ADDITIONAL INFORMATION


                                 MAY 1, 1997
-----------------------------------------------------------------------------


                           COMBINATION VARIABLE AND
                     FIXED DEFERRED ANNUITY CERTIFICATES
                              FUNDED THROUGH THE


                 INVESTMENT FUNDS OF SEPARATE ACCOUNT NO. 45



           HR TRUST                                                       EQ TRUST
-----------------------------  --------------------------------------------------------------------------------------------
ASSET ALLOCATION SERIES:       O  T. ROWE PRICE INT'L STOCK    O  MFS RESEARCH
O  (ALLIANCE) CONSERVATIVE     O  T. ROWE PRICE EQUITY         O  MFS EMERGING GROWTH
  INVESTORS                        INCOME                          COMPANIES
O  (ALLIANCE) GROWTH           O  EQ/PUTNAM GROWTH &  INCOME   O  MORGAN STANLEY EMERGING
  INVESTORS                       VALUE                            MARKETS EQUITY
EQUITY SERIES:                 O  EQ/PUTNAM INT'L EQUITY       O  WARBURG PINCUS SMALL
O  (ALLIANCE) GROWTH &         O  EQ/PUTNAM INVESTORS  GROWTH      COMPANY VALUE
  INCOME                       O  EQ/PUTNAM BALANCED           O  MERRILL LYNCH GLOBAL
O  (ALLIANCE) COMMON STOCK                                         ALLOCATION
O  (ALLIANCE) GLOBAL                                           O  MERRILL LYNCH BASIC VALUE

O  (ALLIANCE) INTERNATIONAL
O  (ALLIANCE) AGGRESSIVE
  STOCK
O  ALLIANCE) SMALL CAP
  GROWTH
O  (ALLIANCE) EQUITY INDEX
  FIXED INCOME SERIES:
O  (ALLIANCE) MONEY MARKET
O  (ALLIANCE) INTERMEDIATE
  GOVERNMENT SECURITIES


                                  ISSUED BY:
          THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

     Home Office:              1290 Avenue of the Americas, New York, NY 10104
     Processing Office:        Post Office Box 1547, Secaucus, NJ 07096-1547

This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account No. 45 prospectus for the Rollover IRA, dated May 1, 1997. Definitions of special terms used in the SAI are found in the prospectus.

   A copy of the prospectus is available free of charge by writing the Processing Office, by calling 1-800-789-7771, toll-free, or by contacting your Registered Representative.


                     STATEMENT OF ADDITIONAL INFORMATION
                              TABLE OF CONTENTS


                                                                                              PAGE
-----------------------------------------------------------------------------------------  --------
Part 1 Minimum Distribution Withdrawals                                                         2
-----------------------------------------------------------------------------------------  --------
Part 2 Accumulation Unit Values                                                                 2
-----------------------------------------------------------------------------------------  --------
Part 3 Annuity Unit Values                                                                      2
-----------------------------------------------------------------------------------------  --------
Part 4 Custodian and Independent Accountants                                                    3
-----------------------------------------------------------------------------------------  --------
Part 5 Money Market Fund and Intermediate Government Securities Fund Yield Information          3
-----------------------------------------------------------------------------------------  --------
Part 6 Long-Term Market Trends                                                                  4
-----------------------------------------------------------------------------------------  --------
Part 7 Financial Statements                                                                     6
-----------------------------------------------------------------------------------------  --------




                                Copyright 1997
            The Equitable Life Assurance Society of the United States,
                          New York, New York 10104.

                             All rights reserved.

PART 1 - MINIMUM DISTRIBUTION  WITHDRAWALS


If you elect Minimum Distribution Withdrawals described in Part 5 of the prospectus, each year we calculate the Minimum Distribution Withdrawal amount by using the value of your IRA as of December 31 of the prior calendar year. We then calculate the minimum distribution amount based on the various choices you make. This calculation takes into account withdrawals made during the current calendar year but prior to the date we determine your Minimum Distribution Withdrawal amount, except that when Minimum Distribution Withdrawals are elected in the year in which you attain age 71 1/2, no adjustment will be made for any withdrawals made between January 1 and April 1 in satisfaction of the minimum distribution requirement for the prior year.


An election can also be made (1) to have us recalculate your life expectancy, or joint life expectancies, each year or (2) to have us determine your life expectancy, or joint life expectancies, once and then subtract one year, each year, from that amount. The joint life options are only available if the spouse is the beneficiary. However, if you first elect Minimum Distribution Withdrawals after April 1 of the year following the calendar year in which you attain age 70 1/2, option (1) will apply.

PART 2 - ACCUMULATION UNIT VALUES

Accumulation Unit Values are determined at the end of each Valuation Period for each of the Investment Funds. Other annuity contracts and certificates which may be offered by us will have their own accumulation unit values for the Investment Funds which may be different from those for the Rollover IRA.

The Accumulation Unit Value for an Investment Fund for any Valuation Period is equal to the Accumulation Unit Value for the preceding Valuation Period multiplied by the Net Investment Factor for that Investment Fund for that Valuation Period. The NET INVESTMENT FACTOR is (a) - c where:
                                               ---
                                               (b)


(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by HR Trust or EQ Trust, as applicable.


(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).


(c) is the daily Separate Account mortality and expense risks charge and administration charge relating to the Certificates, times the number of calendar days in the Valuation Period. These daily charges are at an effective annual rate not to exceed a total of 1.15%.


PART 3 - ANNUITY UNIT VALUES


The annuity unit for each Investment Fund value was fixed at $1.00 on      ,
1997 for Certificates with assumed base rates of net investment return of both 5% and 3 1/2% a year. For each Valuation Period after that date, it is the annuity unit value for the immediately preceding Valuation Period multiplied by the adjusted Net Investment Factor under the Certificate. For each Valuation Period, the adjusted Net Investment Factor is equal to the Net Investment Factor reduced for each day in the Valuation Period by:


o .00013366 of the Net Investment Factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the Net Investment Factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate.

All Certificates have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under Certificates with an assumed base rate of 3 1/2% will at first be smaller than those under Certificates with a 5% assumed base rate. Payments under the 3 1/2% Certificates, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% Certificates.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Business Day specified on your election form, or on such other future date as specified therein and are made on a monthly basis. The first three payments are of equal amounts. Each of the first three payments will be based on the amount specified in the Tables of Guaranteed Annuity Payments in the Certificate.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involved a life contingency, the risk class and the age of the annuitants will affect payments.


The amount of the fourth and each later payment will vary according to the investment performance of the Investment Funds. Each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the Valuation Period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the Valuation Periods ending in that month. Variable income annuities may also be available by separate prospectus through the Investment Funds of other separate accounts we offer.


Illustration of Changes in Annuity Unit Values. To show how we determine variable annuity payments from month to month, assume that the Annuity Account Value on an Annuity Commencement Date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the Valuation Period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be
345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

PART 4 - CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of the Trust owned by the Separate Account.


The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in the SAI have been audited by Price Waterhouse LLP.

The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in this SAI have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


PART 5 - MONEY MARKET FUND AND INTERMEDIATE
GOVERNMENT SECURITIES FUND YIELD INFORMATION

Money Market Fund


The Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical Certificate with one Accumulation Unit at the beginning of the period. To determine the seven-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

Accumulation Unit Values reflect all other accrued expenses of the Money Market Fund but do not reflect the withdrawal charge, the com-bined GMDB/GMIB charge or any charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 ) 365/7 -- 1. The Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Money Market Fund will fluctuate and not remain constant.

Intermediate Government Securities Fund


The Intermediate Government Securities Fund calculates yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical Certificate with one Accumulation Unit at the beginning of the period. To determine the 30-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

Accumulation Unit Values reflect all other accrued expenses of the Intermediate Government Securities Fund but do not reflect the withdrawal charge, the combined GMDB/GMIB charge or any charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.


The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Intermediate Government Securities Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 30, and subtracting one from the result, i.e., effective yield = (base period return + 1) 365/30 -- 1. Intermediate Government Securities Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Intermediate Government Securities Fund will fluctuate and not remain constant.

Money Market Fund and Intermediate Government Securities Fund Yield
Information


The Money Market Fund and Intermediate Government Securities Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Money Market Fund and Intermediate Government Securities Fund yields should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the Guarantee Periods. Nor should the yield be compared to the yield of money market funds or government securities funds made available to the general public.

Because the Rollover IRA Certificates described in the prospectus are being offered for the first time in 1997, no yield information is presented.


PART 6 - LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the Investment Funds, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with knowledge of your own financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate contributions among the Rollover IRA Investment Funds.

Historically, the long-term investment performance of common stocks has generally been superior to that of long-or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their Annuity Account Value to those Investment Funds that invest in stocks.

                      Growth of $1 Invested on January 1, 1955
                         (Values are as of last business day)

              [THE FOLLOWING TABLE WAS REPRESENTED AS A STACKED AREA
                               GRAPH IN THE PROSPECTUS]

              S&P 500
              TOTAL       U.S.
              RETURN      INFLATION
              ------      ---------
              INDEX       VALUE
              ------      ---------
Dec 1954      1.00        1.00
Dec 1955      1.32        1.00
Dec 1956      1.40        1.03
Dec 1957      1.25        1.06
Dec 1958      1.79        1.08
Dec 1959      2.01        1.10
Dec 1960      2.02        1.11
Dec 1961      2.56        1.12
Dec 1962      2.34        1.14
Dec 1963      2.87        1.15
Dec 1964      3.34        1.17
Dec 1965      3.76        1.19
Dec 1966      3.38        1.23
Dec 1967      4.19        1.27
Dec 1968      4.65        1.33
Dec 1969      4.26        1.41
Dec 1970      4.43        1.49
Dec 1971      5.06        1.54
Dec 1972      6.02        1.59
Dec 1973      5.14        1.73
Dec 1974      3.78        1.94
Dec 1975      5.18        2.08
Dec 1976      6.42        2.18
Dec 1977      5.96        2.32
Dec 1978      6.35        2.53
Dec 1979      7.52        2.87
Dec 1980      9.96        3.23
Dec 1981      9.47        3.51
Dec 1982     11.50        3.65
Dec 1983     14.09        3.79
Dec 1984     14.97        3.94
Dec 1985     19.78        4.09
Dec 1986     23.44        4.13
Dec 1987     24.66        4.32
Dec 1988     28.81        4.51
Dec 1989     37.88        4.72
Dec 1990     36.68        5.00
Dec 1991     47.89        5.16
Dec 1992     51.56        5.31
Dec 1993     56.71        5.45
Dec 1994     57.45        5.60
Dec 1995     78.95        5.75

                     [END OF GRAPHICALLY REPRESENTED DATA]

-----------------
[BLACK] Common Stock  [WHITE] Inflation

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart on next page.

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their Annuity Account Value to those Investment Funds that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents more typical volatility than 1995.


                   Growth of $1 Invested on January 1, 1990
                    (Values are as of last business date)

             [THE FOLLOWING TABLE WAS REPRESENTED AS A SCATTER
                          GRAPH IN THE PROSPECTUS]

                          S&P 500
              U.S. IT     TOTAL
              GVT TR      RETURN
              ------      ---------
              INDEX       INDEX
              ------      ---------
Dec 1989      1.00        1.00
Jan 1990      0.99        0.93
Feb 1990      0.99        0.94
Mar 1990      0.99        0.97
Apr 1990      0.98        0.95
May 1990      1.01        1.04
Jun 1990      1.02        1.03
Jul 1990      1.04        1.03
Aug 1990      1.03        0.93
Sep 1990      1.04        0.89
Oct 1990      1.06        0.89
Nov 1990      1.08        0.94
Dec 1990      1.10        0.97

Common Stock Intermediate-Term Govt. Bonds

                      [END OF GRAPHICALLY REPRESENTED DATA]

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart.


The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1995 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term govern-ment bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. No investment management fees or expenses, and no charges typically associated with deferred annuity products, are reflected.

The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any invest ment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The rates of return illustrated do not represent returns of the Separate Account. In addition, there is no assurance that the performance of the Investment Funds will correspond to rates of return such as those illustrated in the chart.


For a comparative illustration of performance results of the Investment Funds (which reflect the Trust and Separate Account charges), see "Part 2:
Investment Performance" in the prospectus.


                                MARKET TRENDS:
                     ILLUSTRATIVE ANNUAL RATES OF RETURN

                                                          LONG-TERM    INTERMEDIATE-
  FOR THE FOLLOWING PERIODS      COMMON     LONG-TERM     CORPORATE        TERM         U.S. TREASURY     CONSUMER
        ENDING 12/31/95          STOCKS    GOVT. BONDS      BONDS       GOVT. BONDS         BILLS        PRICE INDEX
-----------------------------  --------  -------------  -----------  ---------------  ---------------  -------------
1 Year                           37.43%       31.67%        26.39%         16.80%           5.60%           2.74%
3 Years                          15.26        12.82         10.47           7.22            4.13            2.72
5 Years                          16.57        13.10         12.07           8.81            4.29            2.83
10 Years                         14.84        11.92         11.25           9.08            5.55            3.48
20 Years                         14.59        10.45         10.54           9.69            7.28            5.23
30 Years                         10.68         7.92          8.17           8.36            6.72            5.39
40 Years                         10.78         6.38          6.75           7.02            5.73            4.46
50 Years                         11.94         5.35          5.75           5.87            4.80            4.36
60 Years                         11.34         5.20          5.46           5.34            4.01            4.10
Since 12/31/26                   10.54         5.17          5.69           5.25            3.72            3.12
Inflation adjusted since 1926     7.20         1.99          2.49           2.07            0.58              --

SOURCE: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1996 Yearbook(Trademark), Ibbotson Associates, Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500)--Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS--Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty year maturity and a reasonably current coupon.

LONG-TERM CORPORATE BONDS--For the period 1969-1995, represented by the Salomon Brothers Long-term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1995; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty year maturity.

INTERMEDIATE-TERM GOVERNMENT BONDS--Measured by a one-bond portfolio constructed each year containing a bond with approximately a five year maturity.

U. S. TREASURY BILLS--Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION--Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

PART 7 - FINANCIAL STATEMENTS


The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the Certificates. [To be filed by amendment]


-----------------------------------------------------------------------------


There are no financial statements for the Separate Account investing in Class IB shares of HR Trust and EQ Trust as the Separate Account did not invest in such shares prior to the date of the prospectus and SAI.

                        INCOME MANAGER (SERVICE MARK)

                                 ACCUMULATOR
                     STATEMENT OF ADDITIONAL INFORMATION


                                 MAY 1, 1997
-----------------------------------------------------------------------------


                           COMBINATION VARIABLE AND
                     FIXED DEFERRED ANNUITY CERTIFICATES
                              FUNDED THROUGH THE


                 INVESTMENT FUNDS OF SEPARATE ACCOUNT NO. 45
                           ASSET ALLOCATION SERIES:


    HR TRUST                                              EQ TRUST
---------------------------   --------------------------------------------------------
 ASSET ALLOCATION SERIES:      O  T. ROWE PRICE INT'L STOCK  O  MFS RESEARCH
O  (ALLIANCE) CONSERVATIVE     O  T. ROWE PRICE EQUITY       O  MFS EMERGING GROWTH
    INVESTORS                    INCOME                        COMPANIES
O  (ALLIANCE) GROWTH           O  EQ/PUTNAM GROWTH           O  MORGAN STANLEY EMERGING
    INVESTORS                    & INCOME VALUE                MARKETS EQUITY
EQUITY SERIES:                 O  EQ/PUTNAM INT'L EQUITY     O  WARBURG PINCUS SMALL
O  (ALLIANCE) GROWTH &         O  EQ/PUTNAM INVESTORS          COMPANY VALUE
    INCOME                       GROWTH                      O  MERRILL LYNCH GLOBAL
O  (ALLIANCE) COMMON STOCK     O  EQ/PUTNAM BALANCED           ALLOCATION
O  (ALLIANCE) GLOBAL                                         O  MERRILL LYNCH BASIC VALUE
O  (ALLIANCE) INTERNATIONAL
O  (ALLIANCE) AGGRESSIVE
    STOCK
O  (ALLIANCE) SMALL CAP
    GROWTH
O  (ALLIANCE) EQUITY INDEX
   FIXED INCOME SERIES:
O  (ALLIANCE) MONEY MARKET
O  (ALLIANCE) INTERMEDIATE
    GOVERNMENT SECURITIES

                                  ISSUED BY:
          THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

        Home Office:            1290 Avenue of the Americas, New York, NY 10104
        Processing Office:      Post Office Box 1547, Secaucus, NJ 07096-1547

This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account No. 45 prospectus for the Accumulator, dated May 1, 1997. Definitions of special terms used in the SAI are found in the prospectus.


   A copy of the prospectus is available free of charge by writing the Processing Office, by calling 1-800-789-7771, toll-free, or by contacting your Registered Representative.

                     STATEMENT OF ADDITIONAL INFORMATION
                              TABLE OF CONTENTS

                                                                                              PAGE
-----------------------------------------------------------------------------------------  --------
Part 1 Accumulation Unit Values                                                                 2
-----------------------------------------------------------------------------------------  --------
Part 2 Annuity Unit Values                                                                      2
-----------------------------------------------------------------------------------------  --------
Part 3 Custodian and Independent Accountants                                                    3
-----------------------------------------------------------------------------------------  --------
Part 4 Money Market Fund and Intermediate Government Securities Fund Yield Information          3
-----------------------------------------------------------------------------------------  --------
Part 5 Long-Term Market Trends                                                                  4
-----------------------------------------------------------------------------------------  --------
Part 6 Financial Statements                                                                     6
-----------------------------------------------------------------------------------------  --------


                                Copyright 1997
            The Equitable Life Assurance Society of the United States,
                           New York, New York 10104.
                             All rights reserved.

PART 1 - ACCUMULATION UNIT VALUES

Accumulation Unit Values are determined at the end of each Valuation Period for each of the Investment Funds. Other annuity contracts and certificates which may be offered by us will have their own accumulation unit values for the Investment Funds which may be different from those for the Accumulator.

The Accumulation Unit Value for an Investment Fund for any Valuation Period is equal to the Accumulation Unit Value for the preceding Valuation Period multiplied by the Net Investment Factor for that Investment Fund for that Valuation Period. The NET INVESTMENT FACTOR is (a) - c where:
                                               ---
                                               (b)


(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by HR Trust or EQ Trust, as applicable.


(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).


(c) is the daily Separate Account mortality and expense risks charge and administration charge relating to the Certificates, times the number of calendar days in the Valuation Period. These daily charges are at an effective annual rate not to exceed a total of 1.15%.


PART 2 - ANNUITY UNIT VALUES


The annuity unit value for each Investment Fund was fixed at $1.00 on     ,
1997 for Certificates with assumed base rates of net investment return of both 5% and 3 1/2% a year. For each Valuation Period after that date, it is the annuity unit value for the immediately preceding Valuation Period multiplied by the adjusted Net Investment Factor under the Certificate. For each Valuation Period, the adjusted Net Investment Factor is equal to the Net Investment Factor reduced for each day in the Valuation Period by:


o .00013366 of the Net Investment Factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the Net Investment Factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate.

All Certificates have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under Certificates with an assumed base rate of 3 1/2% will at first be smaller than those under Certificates with a 5% assumed base rate. Payments under the 3 1/2% Certificates, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% Certificates.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Business Day specified on your election form, or on such other future date as specified therein and are made on a monthly basis. The first three payments are of equal amounts. Each of the first three payments will be based on the amount specified in the Tables of Guaranteed Annuity Payments in the Certificate.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involved a life contingency, the risk class and the age of the annuitants will affect payments.


The amount of the fourth and each later payment will vary according to the investment performance of the Investment Funds. Each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the Valuation Period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the Valuation Periods ending in that month. Variable income annuities may also be available by separate prospectus through the Investment Funds of other separate accounts we offer.


Illustration of Changes in Annuity Unit Values.

To show how we determine variable annuity payments from month to month, assume that the Annuity Account Value on an Annuity Commencement Date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the Valuation Period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be
345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

PART 3 - CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of the Trust owned by the Separate Account.


The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in the SAI have been audited by Price Waterhouse LLP.

The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in this SAI have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


PART 4 - MONEY MARKET FUND AND INTERMEDIATE
         GOVERNMENT SECURITIES FUND YIELD INFORMATION

Money Market Fund


The Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical Certificate with one Accumulation Unit at the beginning of the period. To determine the seven-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

Accumulation Unit Values reflect all other accrued expenses of the Money Market Fund but do not reflect the withdrawal charge, the combined GMDB/GMIB charge or any charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 ) 365/7 -1. The Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Money Market Fund will fluctuate and not remain constant.

Intermediate Government Securities Fund


The Intermediate Government Securities Fund calculates yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical Certificate with one Accumu lation Unit at the beginning of the period. To determine the 30-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

Accumulation Unit Values reflect all other accrued expenses of the Intermediate Government Securities Fund but do not reflect the withdrawal charge, the GMDB/GMIB charge or any charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Intermediate Government Securities Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 30, and subtracting one from the result, i.e., effective yield = (base period return + 1) 365/30 -1. Intermediate Government Securities Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of the Accumulation Units of the Intermediate Government Securities Fund will fluctuate and not remain constant.

Money Market Fund and Intermediate Government Securities Fund Yield
Information


Money Market Fund and the Intermediate Government Securities Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Money Market Fund and Intermediate Government Securities Fund yields should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the Guarantee Periods. Nor should the yield be compared to the yield of money market funds or government securities funds made available to the general public.

Because the Accumulator Certificates described in the prospectus are being offered for the first time in 1997, no yield information is presented.


PART 5 -LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the Investment Funds, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with knowledge of personal financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate contributions among the Accumulator Investment Funds.

Historically, the long-term investment performance of common stocks has generally been superior to that of long-or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their Annuity Account Value to those Investment Funds that invest in stocks.


                   Growth of $1 Invested on January 1, 1955
                   (Values are as of the last business day)

[THE FOLLOWING TABLE WAS REPRESENTED AS A STACKED
AREA GRAPH IN THE PROSPECTUS]


------------------------------------------
                S&P 500
                TOTAL           U.S.
                RETURN          INFLATION
------------------------------------------
                INDEX           VALUE
------------------------------------------
Dec 1955         1.32           1.00
Dec 1956         1.40           1.03
Dec 1957         1.25           1.06
Dec 1958         1.79           1.08
Dec 1959         2.01           1.10
Dec 1960         2.02           1.11
Dec 1961         2.56           1.12
Dec 1962         2.34           1.14
Dec 1963         2.87           1.15
Dec 1964         3.34           1.17
Dec 1965         3.76           1.19
Dec 1966         3.38           1.23
Dec 1967         4.19           1.27
Dec 1968         4.65           1.33
Dec 1969         4.26           1.41
Dec 1970         4.43           1.49
Dec 1971         5.06           1.54
Dec 1972         6.02           1.59
Dec 1973         5.14           1.73
Dec 1974         3.78           1.94
Dec 1975         5.18           2.08
Dec 1976         6.42           2.18
Dec 1977         5.96           2.32
Dec 1978         6.35           2.53
Dec 1979         7.52           2.87
Dec 1980         9.96           3.23
Dec 1981         9.47           3.51
Dec 1982        11.50           3.65
Dec 1983        14.09           3.79
Dec 1984        14.97           3.94
Dec 1985        19.78           4.09
Dec 1986        23.44           4.13
Dec 1987        24.66           4.32
Dec 1988        28.81           4.51
Dec 1989        37.88           4.72
Dec 1990        36.68           5.00
Dec 1991        47.89           5.16
Dec 1992        51.56           5.31
Dec 1993        56.71           5.45
Dec 1994        57.45           5.60
Dec 1995        78.95           5.75
------------------------------------------
[END OF GRAPHICALLY REPRESENTED DATA]

[BLACK] Common Stock   [WHITE] Inflation

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart.

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their Annuity Account Value to those Investment Funds that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents more typical volatility than 1995.

                   Growth of $1 Invested on January 1, 1990
                   (Values are as of the last business day)

[THE FOLLOWING TABLE WAS REPRESENTED AS A SCATTER
GRAPH IN THE PROSPECTUS]

------------------------------------------
                                S&P 500
                U.S. IT         TOTAL
                GVT TR          RETURN
------------------------------------------
                INDEX           INDEX
------------------------------------------
Dec 1989        1.00            1.00
Jan 1990        0.99            0.93
Feb 1990        0.99            0.94
Mar 1990        0.99            0.97
Apr 1990        0.98            0.95
May 1990        1.01            1.04
Jun 1990        1.02            1.03
Jul 1990        1.04            1.03
Aug 1990        1.03            0.93
Sep 1990        1.04            0.89
Oct 1990        1.06            0.89
Nov 1990        1.08            0.94
Dec 1990        1.10            0.97

[END OF GRAPHICALLY REPRESENTED DATA]

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart.

The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1995 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. No investment management fees or expenses, and no charges typically associated with deferred annuity products, are reflected.

The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate or guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The rates of return illustrated do not represent returns of the Separate Account. In addition, there is no assurance that the performance of the Investment Funds will correspond to rates of return such as those illustrated in the chart.


For a comparative illustration of performance results of the Investment Funds (which reflect the Trust and Separate Account charges), see "Part 2:
Investment Performance" in the prospectus.

                                MARKET TRENDS:
                     ILLUSTRATIVE ANNUAL RATES OF RETURN

                                                          LONG-TERM    INTERMEDIATE-
  FOR THE FOLLOWING PERIODS      COMMON     LONG-TERM     CORPORATE        TERM         U.S. TREASURY     CONSUMER
        ENDING 12/31/95          STOCKS    GOVT. BONDS      BONDS       GOVT. BONDS         BILLS        PRICE INDEX
-----------------------------  --------  -------------  -----------  ---------------  ---------------  -------------
1 Year                           37.43%       31.67%        26.39%         16.80%           5.60%           2.74%
3 Years                          15.26        12.82         10.47           7.22            4.13            2.72
5 Years                          16.57        13.10         12.07           8.81            4.29            2.83
10 Years                         14.84        11.92         11.25           9.08            5.55            3.48
20 Years                         14.59        10.45         10.54           9.69            7.28            5.23
30 Years                         10.68         7.92          8.17           8.36            6.72            5.39
40 Years                         10.78         6.38          6.75           7.02            5.73            4.46
50 Years                         11.94         5.35          5.75           5.87            4.80            4.36
60 Years                         11.34         5.20          5.46           5.34            4.01            4.10
Since 12/31/26                   10.54         5.17          5.69           5.25            3.72            3.12
Inflation adjusted since 1926     7.20         1.99          2.49           2.07            0.58              --

SOURCE: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1996 Yearbook(Trademark), Ibbotson Associates Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500)--Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS--Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty year maturity and a reasonably current coupon.

LONG-TERM CORPORATE BONDS--For the period 1969-1995, represented by the Salomon Brothers Long-term, High-Grade Corporate Bond Index for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1995; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty year maturity.

INTERMEDIATE-TERM GOVERNMENT BONDS--Measured by a one-bond portfolio constructed each year containing a bond with approximately a five year maturity.

U. S. TREASURY BILLS--Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION--Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.


PART 6 - FINANCIAL STATEMENTS


The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the Certificates. [To be filed by amendment]

There are no financial statements for the Separate Account investing in Class IB shares of HR Trust and EQ Trust as the Separate Account did not invest in such shares prior to the date of the prospectus and SAI.

                                     PART C

                               OTHER INFORMATION

Item 24.   Financial Statements and Exhibits


           (a) Financial Statements included in Part B. (To be filed by amendment).


           (b) Exhibits.

           The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of The Equitable Life
               Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 33-83750 on September 6, 1994.

            2. Not applicable.


            3. (a) Form of Distribution Agreement among Equitable Distributors, Inc., Separate Account No. 45 and Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

               (b) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker- Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 33-83750 on February 3, 1995.


               (c) Form of The Hudson River Trust Sales Agreement by and among Equico Securities, Inc., The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and Separate Account No. 45 of The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 33-83750 on January 17, 1995.

            4. (a) Form of group annuity contract no. 1050-94IC, previously filed with this Registration Statement No. 33-83750 on September 6, 1994.

               (b) Forms of group annuity certificate nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 33-83750 on September 6, 1994.

               (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously filed with this Registration Statement No. 33-83750 on
                    September 6, 1994.

               (d) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

               (e) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, previously filed with this Registration Statement No. 33-83750 on April 10, 1995.

               (f) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

               (g) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

               (h) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.


               (i) Form of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on, October 15, 1996.

               (j) Form of data pages for Accumulator and Rollover IRA, to be filed by amendment.


            5. (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

               (b) Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.


            6. (a)  Restated Charter of Equitable, as amended January 1,
                    1997.

               (b)  By-Laws of Equitable, as amended November 21, 1996.


            7. Not applicable.

            8. Not applicable.

            9. Opinion and Consent of Jonathan E. Gaines, Esq., Vice President
               and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-83750 on January 17, 1995.


           10. (a) Consent of Price Waterhouse LLP, to be filed by amendment.

               (b)  Powers of Attorney.


           11. Not applicable.

           12. Not applicable.

           13. (a) Formulae for Determining Money Market Fund Yield for a Seven-Day Period for the INCOME MANAGER, previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

               (b) Formulae for Determining Cumulative and Annualized Rates of Return for the INCOME MANAGER, previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

               (c) Formulae for Determining Standardized Performance Value and Annualized Average Performance Ratio for INCOME MANAGER Certificates, previously filed with this Registration Statement No. 33-83750 on February 3, 1995.


           27. Financial Data Schedule.  (To be filed by Amendment).

Item 25:  Directors and Officers of Equitable.

          Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 787 Seventh Avenue, New York, New York 10019. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH
BUSINESS ADDRESS                          EQUITABLE
----------------                          ---------

DIRECTORS

Claude Bebear                             Director
AXA S.A.
23, Avenue Matignon
75008 Paris, France

Christopher J. Brocksom                   Director
AXA Equity & Law
Amersham Road
High Wycombe
Bucks HP 13 5 AL
England

Francoise Colloc'h                        Director
AXA S.A.
23, Avenue Matignon
75008 Paris, France

Henri de Castries                         Director
AXA S.A.
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                          Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020

William T. Esrey                          Director
Sprint Corporation
P.O. Box 11315
Kansas City, MO 64112


Jean-Rene Fourtou                         Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France


Norman C. Francis                         Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH
BUSINESS ADDRESS                          EQUITABLE
----------------                          ---------

Donald J. Greene                          Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                           Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell, Jr.                    Director
Dillon, Read & Co., Inc.
535 Madison Avenue
New York, NY 10028


Mary R. Henderson                         Director
CPC International, Inc.
International Plaza
P.O. Box 8000
Englewood Cliffs, NJ 07632-9976

W. Edwin Jarmain                          Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada


G. Donald Johnston, Jr.                   Director
184-400 Ocean Road
John's Island
Vero Beach, FL 32963

Winthrop Knowlton                         Director
Knowlton Brothers, Inc.
530 Fifth Avenue
New York, NY 10036

Arthur L. Liman                           Director
Paul, Weiss, Rifkind, Wharton &
   Garrison
1285 Avenue of the Americas
New York, NY 10019

George T. Lowy                            Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH
BUSINESS ADDRESS                          EQUITABLE
----------------                          ---------


Didier Pineau-Valencienne                 Director
Schneider S.A.
64-70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France


George J. Sella, Jr.                      Director
P.O. Box 397
Newton, NJ 07860

Dave H. Williams                          Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS

*James M. Benson                          President, Chief Executive Officer
                                          and Director

*William T. McCaffrey                     Senior Executive Vice President,
                                          Chief Operating Officer and Director

*Joseph J. Melone                         Chairman of the Board and Director

OTHER OFFICERS


 A. Frank Beaz                            Senior Vice President
 1290 Avenue of the Americas
 New York, NY 10104

 Leon Billis                              Senior Vice President
 1290 Avenue of the Americas
 New York, NY 10104

 Harvey Blitz                             Senior Vice President and Deputy
 1290 Avenue of the Americas              Chief Financial Officer
 New York, NY 10104

 Kevin R. Byrne                           Vice President and Treasurer
 1290 Avenue of the Americas
 New York, NY 10104

*Jerry M. de St. Paer                     Executive Vice President

 Gordon G. Dinsmore                       Senior Vice President
 1290 Avenue of the Americas
 New York, NY 10104

 Alvin H. Fenichel                        Senior Vice President and
 1290 Avenue of the Americas              Controller
 New York, NY 10104

                                          POSITIONS AND
NAME AND PRINCIPAL                        OFFICES WITH
BUSINESS ADDRESS                          EQUITABLE
----------------                          ---------


 Paul J. Flora                            Senior Vice President and Auditor
 1290 Avenue of the Americas
 New York, NY 10104


*Robert E. Garber                         Executive Vice President and General
                                          Counsel


 Donald R. Kaplan                         Vice President and Chief Compliance
 1290 Avenue of the Americas              Officer and Associate General Counsel
 New York, NY 10104


*Michael S. Martin                        Senior Vice President


 Peter D. Noris                           Executive Vice President and Chief
 1290 Avenue of the Americas              Investment Officer
 New York, NY 10104

 Anthony C. Pasquale                      Senior Vice President
 1290 Avenue of the Americas
 New York, NY 10104

 Pauline Sherman                          Vice President, Secretary and
 1290 Avenue of the Americas              Associate General Counsel
 New York, NY 10104

 Samuel B. Shlesinger                     Senior Vice President
 1290 Avenue of the Americas
 New York, NY 10104

 Richard V. Silver                        Senior Vice President and Deputy
 1290 Avenue of the Americas              General Counsel
 New York, NY 10104


*Jose Suquet                              Executive Vice President and Chief
                                          Agency Officer

*Stanley B. Tulin                         Senior Executive Vice President
                                          and Chief Financial Officer

Item 26.   Persons Controlled by or Under Common Control with the
           Insurance Company or Registrant

           Separate Account No. 45 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


           The largest stockholder of the Holding Company is AXA-UAP which beneficially owns approximately 63.9% of the Holding Company's outstanding common stock plus convertible preferred stock. AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)

    Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (44.1%) (See Addendum B(1) for subsidiaries)

    The Equitable Life Assurance Society of the United States (1859) (New York) (a)(b)

        The Equitable of Colorado, Inc. (l983) (Colorado)


        EVLICO, INC. (1995) (Delaware)

        EVLICO East Ridge, Inc. (1995) (California)

        GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)


        Franconom, Inc. (1985) (Pennsylvania)

        Frontier Trust Company (1987) (North Dakota)

        Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

        Equitable Deal Flow Fund, L.P.

           Equitable Managed Assets (Delaware)

        EREIM LP Associates (99%)

           EML Associates, L.P. (19.8%)


        Alliance Capital Management L.P. (2.71% limited partnership interest)

        ACMC, Inc. (1991) (Delaware)(s)

           Alliance Capital Management L.P. (1988) (Delaware)
           (49.09% limited partnership interest)


        EVCO, Inc. (1991) (New Jersey)

        EVSA, Inc. (1992) (Pennsylvania)

        Prime Property Funding, Inc. (1993) (Delaware)

        Wil Gro, Inc. (1992) (Pennsylvania)


        Equitable Underwriting and Sales Agency (Bahamas) Limited (1993)
        (Bahamas)


 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

    Donaldson Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States (cont.)

        Fox Run Inc. (1994) (Massachusetts)

        STCS, Inc. (1992) (Delaware)

        CCMI Corporation (1994) (Maryland)

        FTM Corporation (1994) (Maryland)

        HVM Corporation (1994) (Maryland)

        Equitable BJVS, Inc. (1992) (California)

        Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

        GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)

        Camelback JVS, Inc. (1995) (Arizona)

        ELAS Realty, Inc. (1996) (Delaware)

        Equitable Realty Assets Corporation (1983) (Delaware)

        100 Federal Street Realty Corporation (Massachusetts)


        Equitable Holding Corporation (1985) (Delaware)


           EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.)
           (l97l) (Delaware) (a) (b)

           ELAS Securities Acquisition Corp. (l980) (Delaware)

           100 Federal Street Funding Corporation (Massachusetts)

           EquiSource of New York, Inc. (1986) (New York)  (See
           Addendum A for subsidiaries)


           Equitable Casualty Insurance Company (l986) (Vermont)

           EREIM LP Corp. (1986) (Delaware)

               EREIM LP Associates (1%)

                  EML Associates (.02%)

           Six-Pac G.P., Inc. (1990) (Georgia)

           Equitable Distributors, Inc. (1988) (Delaware) (a)

 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

  Donaldson Lufkin & Jenrette, Inc.
  The Equitable Life Assurance Society of the United States (cont.)
    Equitable Holding Corporation (cont.)


           Equitable JVS, Inc. (1988) (Delaware)

               Astor/Broadway Acquisition Corp. (1990) (New York)

               Astor Times Square Corp. (1990) (New York)

               PC Landmark, Inc. (1990) (Texas)

               Equitable JVS II, Inc. (1994) (Maryland)

               EJSVS, Inc. (1995) (New Jersey)


        Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
               EHC) (Delaware) (36.1%) (See Addendum B(1) for subsidiaries)


        JMR Realty Services, Inc. (1994) (Delaware)


        Equitable Structured Settlement Corporation (1996) (Delaware)


        Equitable Investment Corporation (l97l) (New York)

           Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)


           Equitable JV Holding Corporation (1989) (Delaware)

           Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

           Equitable Capital Management Corporation (l985) (Delaware) (b)

               Alliance Capital Management L.P. (1988) (Delaware)
               (14.67% limited partnership interest)


           EQ Services, Inc. (1992) (Delaware)

           Equitable Agri-Business, Inc. (1984) Delaware


           Equitable Real Estate Investment Management, Inc. (l984) (Delaware) (b) (See Addendum B(3) for subsidiaries)

(b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES



                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDING CORPORATION
                       HAVING MORE THAN FIVE SUBSIDIARIES


                 ----------------------------------------------


EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:


    EquiSource of Alabama, Inc. (1986) (Alabama)
    EquiSource of Arizona, Inc. (1986) (Arizona)
    EquiSource of Arkansas, Inc. (1987) (Arkansas)
    EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)


    EquiSource of Delaware, Inc. (1986) (Delaware)


    EquiSource of Hawaii, Inc. (1987) (Hawaii)
    EquiSource of Maine, Inc. (1987) (Maine)
    EquiSource Insurance Agency of Massachusetts, Inc. (1988) (Massachusetts) EquiSource of Montana, Inc. (1986) (Montana)
    EquiSource of Nevada, Inc. (1986) (Nevada)
    EquiSource of New Mexico, Inc. (1987) (New Mexico)
    EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
    EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
    EquiSource of Washington, Inc. (1987) (Washington)
    EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

            Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
                Wood, Struthers & Winthrop Management Corp. (1985)
                (Delaware) (b)


            Autranet, Inc. (1985) (Delaware) (a)
            DLJ Real Estate, Inc.
            DLJ Capital Corporation (b)
            DLJ Mortgage Capital, Inc. (1988) (Delaware)
                Column Financial, Inc. (1993) (Delaware) (50%)


Alliance Capital Management Corporation (as general partner) (b)has the following subsidiaries:

            Alliance Capital Management L.P. (1988) (Delaware) (b)


                Alliance Capital Management Corporation of Delaware, Inc. (Delaware)


                    Alliance Fund Services, Inc. (Delaware) (a)
                    Alliance Fund Distributors, Inc. (Delaware) (a) Alliance Capital Oceanic Corp. (Delaware)


                    Alliance Capital Management Australia Pty. Ltd.
                    (Australia)
                    Meiji - Alliance Capital Corp. (Delaware) (50%) Alliance Capital (Luxembourg) S.A. (99.98%)


                    Alliance Eastern Europe Inc. (Delaware)


                    Alliance Barra Research Institute, Inc. (Delaware) (50%) Alliance Capital Management Canada, Inc. (Canada) (99.99%)
                    Alliance Capital Management (Brazil) Llda


                    Alliance Capital Global Derivatives Corp. (Delaware) Alliance International Fund Services S.A. (Luxembourg)
                    Alliance Capital Management (India) Ltd. (Delaware) Alliance Capital Mauritius Ltd.
                    Alliance Corporate Finance Group, Incorporated
                    (Delaware)
                       Equitable Capital Diversified Holdings, L.P. I Equitable Capital Diversified Holdings, L.P. II
                    Curisitor Alliance L.L.C. (Delaware)
                        Curisitor Holdings Limited (UK)
                        Alliance Capital Management (Japan), Inc.
                        Alliance Capital Management (Asia) Ltd.
                        Alliance Capital Management (Turkey), Ltd.
                        Cursitor Alliance Management Limited (UK)


     (a) Registered Broker/Dealer   (b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                              ADDENDUM B - (CONT.)
                            INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

Equitable Real Estate Investment Management, Inc. (b) has the following subsidiaries:

         Equitable Realty Portfolio Management, Inc. (1984) (Delaware)
            EQK Partners (100% general partnership interest)
         Compass Management and Leasing Co. (formerly EREIM, Inc.) (1984)
          (Colorado)
         Equitable Real Estate Capital Markets, Inc. (1987) (Delaware)
          (a)
         EPPNLP Corp. (1987) (Delaware)
         Equitable Pacific Partners Corp. (1987) (Delaware)
            Equitable Pacific Partners Limited Partnership
         EREIM Managers Corp. (1986) (Delaware)
            ML/EQ Real Estate Portfolio, L.P.
                EML Associates, L.P. (80%)
         Compass Retail, Inc. (1990) (Delaware)
         Compass Management and Leasing, Inc. (1991) (Delaware)
            CJVS, Inc. (1994) (California)
            Compass Cayman (1996) (Cayman Islands)
            Compass Management and Leasing (UK) Limited
         Column Financial, Inc. (1993) (Delaware) (50%)
         Buckhead Strategic Corp. (1994) (Delaware)
            Buckhead Strategic Fund, L.P.
                BH Strategic Co. I, L.P.
                BH Strategic Co. II, L.P.
                BH Strategic Co. III, L.P.
                BH Strategic Co. IV, L.P.
         Community Funding, Inc. (1994) (Delaware)
            Community Mortgage Fund, L.P. (1994) (Delaware)
         Buckhead Strategic Corp., II (1995) (Delaware)
            Buckhead Strategic Fund L.P. II
                Buckhead Co. I, L.P.
                Buckhead Co. II, L.P.
                Buckhead Co. III, L.P.
                    HYDOC, L.L.C.
                    Headwind Holding Corp.
                Buckhead Co. IV, L.P.
                Tricon Corp.
                    Tricon, L.P.
         Equitable Real Estate Hyperion Capital Advisors LLC (1995)
          (Delaware)

(a) Registered Broker/Dealer       (b) Registered Investment Advisor

                                AXA GROUP CHART

The information listed below is dated as of January 1, 1996; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                 AXA INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------

Axa Assurances Iard               France           96.9%

Axa Assurances Vie                France           100% by Axa and Uni Europe
                                                   Vie

Uni Europe Assurance              France           100% by Axa and Axa
                                                   Assurances Iard

Uni Europe Vie                    France           99.3% by Axa and Axa
                                                   Assurances Iard

Alpha Assurances Vie              France           100%

Axa Direct                        France           100%

Direct Assurances Iard            France           100% by Axa Direct

Direct Assurance Vie              France           100% by Axa Direct

Axa Direkt Versicherung A.G.      Germany          100% owned by Axa Direct

Axiva                             France           90.3%

Defense Civile                    France           95%

Societe Francaise d'Assistance    France           51.2% by Axa Assurances Iard

Monvoisin Assurances              France           99.92% by different companies
                                                   and Mutuals

Societe Beaujon                   France           100%

Lor Finance                       France           99.9%

Jour Finance                      France           100% by different companies

Compagnie Auxiliaire pour le      France           100% by Societe Beaujon
Commerce et l'Industrie

C.F.G.A.                          France           99.96% owned by the mutuals
                                                   and Finaxa

Saint Bernard Diffusion           France           89.9%

Sogarep                           France           95%, (100% with the mutuals)

Argovie                           France           100% by Axiva and SCA Argos

Finargos                          France           66.4% owned by Axiva

Astral                            France           100% by Uni Europe Assurance

Argos                             France           N.S.

Finaxa Belgium                    Belgium          100%

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------

Axa Belgium                       Belgium          18.5% by Axa(SA) and 72.5%
                                                   by Finaxa Belgium

De Kortrijske Verzekering         Belgium          99.8%

Juris                             Belgium          100%

Finaxa Luxembourg                 Luxembourg       100%

Axa Assurance IARD Luxembourg     Luxembourg       99.4%

Axa Assurance Vie Luxembourg      Luxembourg       99.4%

Axa Aurora                        Spain            50%

Aurora Polar SA de Seguros y      Spain            99.8% owned by Axa Aurora
Reaseguros

Axa Vida SA de Seguros y          Spain            99.8% owned by Axa Aurora
Reaseguros

Axa Gestion de Seguros y          Spain            100% owned by Axa Aurora
Reaseguros

Axa Assicurazioni                 Italy            100%

Eurovita                          Italy            30% owned by Axa
                                                   Assicurazioni

Axa Equity & Law plc              U.K.             99.9%

Axa Equity & Law Life             U.K.             100% by Axa Equity & Law plc
Assurance Society

Axa Equity & Law International    U.K.             100% owned by Axa Equity &
                                                   Law plc

Axa Equity & Law                  Netherlands      100% by Axa Equity & Law plc
Levensverzekeringen

Axa Insurance                     U.K.             100%

Axa Global Risks                  U.K.             100% by Axa and Uni Europe
                                                   Assurance

Axa U.K.                          U.K.             100%

Axa Canada                        Canada           100%

Boreal Insurance                  Canada           100% owned by AXA Canada

Axa Assurances Inc.               Canada           100% owned by Axa Canada

Axa Insurance Inc.                Canada           100% owned by Axa Canada

Anglo Canada General              Canada           100% owned by Axa Canada
Insurance Cy

Axa Pacific Insurance             Canada           100% by Boreal Insurance

Boreal Assurances Agricoles       Canada           100% by Boreal Insurance

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------

Sime Axa Berhad                   Malaysia         30%

Axa Sime Investment Holdings      Singapore        50%
Pte Ltd

Axa Sime Assurance                Hong Kong        100% owned by Axa Sime Invt.
                                                   Holdings Pte Ltd

Axa Sime Assurance                Singapore        100% owned by Axa Sime Invt
                                                   Holdings Pte Ltd

Axa Life Insurance                Hong Kong        100%

PT Asuransi Axa Indonesia         Indonesia        80%

Equitable Cies Incorp.            U.S.A.           60.6% owned by Axa, 44.4%
                                                   Financiere 45, 3.8%,
                                                   Lorfinance 7.6% and Axa
                                                   Equity & Law Life
                                                   Association Society 4.8%

Equitable Life Assurance of       U.S.A.           100% owned by Equitable Cies
the USA                                            Inc.

National Mutual Holdings Ltd      Australia        51%

The National Mutual Life          Australia        100% owned by National
Association of Australasia Ltd                     Mutual Holdings Ltd

National Mutual International                      74% owned by National Mutual
Pty Ltd                                            Holdings Ltd and 26% by The
                                                   National Mutual Life
                                                   Association of Australasia

National Mutual (Bermuda) Ltd     Australia        100% owned by National
                                                   Mutual International Pty Ltd

National Mutual Asia Ltd          Bermudas         54% owned by National Mutual
                                                   (Bermuda) Ltd and 20% by
                                                   Delta Ltd

National Mutual Funds             Australia        100% owned by National Mutual
Management (Global) Ltd                            Holdings Ltd

National Mutual Funds             USA              100% owned by National Mutual
Management North America                           Funds Management (Global) Ltd
Holdings Inc.

Australian Casualty & Life Ltd    Australia        100% owned by National Mutual
                                                   Holdings Ltd

National Mutual Health            Australia        100% owned by National Mutual
Insurance Pty Ltd                                  Holdings Ltd

Axa Reassurance                   France           100%

Axa Re Finance                    France           100% owned by Axa Reassurance

Axa Re Vie                        France           100% owned by Axa Reassurance

Axa Cessions                      France           100%

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------

Abeille Reassurances              France           100% owned by Axa
                                                   Reassurance

Axa Re Mexico                     Mexico           100% owned by Axa
                                                   Reassurance

Axa Re Asia                       Singapore        100% owned by Axa
                                                   Reassurance

Axa Re U.K. Plc                   U.K.             100% owned by Axa Re U.K.
                                                   Holding

Axa Re U.K. Holding               U.K.             100% owned by Axa
                                                   Reassurance

Axa Re U.S.A.                     U.S.A.           100% owned by Axa America


Axa America                       U.S.A.           100% owned by Axa
                                                   Reassurance

International Technology          U.S.A.           80% owned by Axa America
Underwriters Inc. (INTEC)

Axa Re Life                       U.S.A.           100% owned by Axa Re Vie

C.G.R.M.                          Monaco           100% by Axa Reassurance

Axa Life Insurance                Japan            100% owned by Axa

Dongbu Axa Life Insurance Co      Korea            50%
Ltd

Axa Oyak Hayat Sigota             Turkey           60%

Oyak Hayat Sigorta                Turkey           11%

                             AXA FINANCIAL BUSINESS

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------

Compagnie Financiere de Paris     France           96.9%, (100% with the
(C.F.P.)                                           Mutuals)

Axa Banque                        France           98.7% owned by C.F.P.

Financiere 78                     France           100% owned by C.F.P.

Axa Credit                        France           65% owned by C.F.P.

Axa Gestion Interessement         France           100% owned by C.F.P.

Compagnie Europeenne de           France           100% owned by C.F.P.
Credit (C.E.C.)

Fidei                             France           20.7% owned by C.F.P. and
                                                   10.8% by Axamur

Meeschaert Rousselle              France           100% owned by Financiere 78

M R Futures SNC                   France           59% by Meeschaert Rousselle

Opale Derivee Bourse              France           89.4% by M.R. Futures and
                                                   Meeschaert Rousselle

Anjou Courtage                    France           70% owned by Meeschaert
                                                   Rousselle

Axiva Gestion                     France           100% owned by Axiva

Juri Creances                     France           100% by different companies

Societe de Placements             France           99.3% with the Mutuals
Selectionnes S.P.S.

Presence et Initiative            France           73% with the Mutuals

Vamopar                           France           100% owned by Societe
                                                   Beaujon

Financiere Mermoz                 France           100%

Axa Asset Management Europe       France           100%

Axa Asset Management              France           100% owned by Axa Asset
Partenaires                                        Management Europe

Axa Asset Management Conseils     France           100% owned by Axa Asset
                                                   Management Europe

Axa Asset Management              France           100% owned by Axa Asset
Distribution                                       Management Europe

Axa Equity & Law Home Loans       U.K.             100% owned by Axa Equity
                                                   & Law

Axa Equity & Law Commercial       U.K.             100% owned by Axa Equity
Loans                                              & Law

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------

Alliance Capital Management       U.S.A.           59% held by ELAS

Donaldson Lufkin & Jenrette       U.S.A.           36.1% owned by ELAS and
                                                   44.1% by Equitable Cies Inc.

Cogefin                           Luxembourg       100% owned by Axa Belgium

Soflinter                         Belgium          100% owned by Axa Belgium

Financiere 45                     France           99.6%

Mofipar                           France           99.76% owned by Societe
                                                   Beaujon

ORIA                              France           100% owned by Axa Millesimes

Axa Oeuvres d'Art                 France           100% by the Mutuals

Axa Cantenac Brown                France           100%

Colisee Acti Finance 1            France           100% owned by Societe
                                                   Beaujon

Colisee Acti Finance 2            France           100% owned by Axa Assurances
                                                   Iard Mutuelle

Participations 2001               France           100% owned by Societe
                                                   Beaujon

Finalor                           France           100% owned by Societe
                                                   Beaujon

                            AXA REAL ESTATE BUSINESS

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------

C.I.P.M.                          France           97.6% with the Mutuals

Fincosa                           France           100% owned by C.I.P.M.

Prebail                           France           100% owned by Societe
                                                   Beaujon and C.F.P.

Axamur                            France           100% by different companies
                                                   and mutuals

Parigest                          France           100% by the Mutuals, C.I.P.M.
                                                   and Fincosa

Parimmo                           France           100% by the insurance
                                                   companies and the mutuals

S.G.C.I.                          France           100% with the Mutuals

Transaxim                         France           99.4% owned by S.G.C.I.

Compagnie Parisienne de           France           100% owned by S.G.C.I.
Participations

Monte Scopeto                     France           100% owned by C.P.P.

Matipierre                        France           100% by different companies

Securimmo                         France           87% by different companies
                                                   and mutuals

Paris Orleans                     France           99.9% by different companies

Colisee Bureaux                   France           99.4% by different companies

Colisee Premiere                  France           99.9% by different companies

Colisee Laffitte                  France           99.8% by Colisee Bureaux

Carnot Laforge                    France           100% by Colisee Premiere

Parc Camoin                       France           100% by Colisee Premiere

Delta Point du Jour               France           100% owned by Matipierre

Paroi Nord de l'Arche             France           100% owned by Matipierre

Falival                           France           100% owned by Axa Reassurance

Compagnie du Gaz d'Avignon        France           99% owned by Axa Assurances
                                                   Iard

Ahorro Familiar                   France           40.1% owned by Axa Assurances
                                                   Iard

Fonciere du Val d'Oise            France           100% owned by C.P.P.

Sodarec                           France           99.9% owned by C.P.P.

Centrexpo                         France           99.9% owned by C.P.P.

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------

Fonciere de la Vile du Bois       France           99.6% owned by Centrexpo

Colisee Seine                     France           97.4% by different companies

Translot                          France           99.9% by SGCI

S.N.C. Dumont d'Urville           France           100% owned by Colisee
                                                   Premiere

Colisee Participations            France           100% by SGCI

Colisee Federation                France           100% by SGCI

Colisee Saint Georges             France           100% by SGCI

Drouot Industrie                  France           50% by SGCI

Colisee Vauban                    France           99.7% by Matipierre

Fonciere Colisee                  France           98.9% by Matipierre

Axa Pierre S.C.I.                 France           97.6% owned by different
                                                   companies and Mutuals

Axa Millesimes                    France           77.8% owned by AXA and the
                                                   Mutuals

Chateau Suduirault                France           100% owned by Axa Millesimes

Diznoko                           Hongrie          100% owned by Axa Millesimes

Compagnie Fonciere Matignon       France           100% by different companies
                                                   and Mutuals

Equitable Real Estate             U.S.A.           100% owned by ELAS
Investment

Quinta do Noval Vinhos S.A.       Portugal         99.9% owned by Axa Millesimes

                               OTHER AXA BUSINESS

COMPANY                            COUNTRY         VOTING POWER
-------                           -------          ------------

A.N.F.                             France          95.4% owned by Finaxa

SCOR                               France          10.1% owned by Axa
                                                   Reassurance

Campagnie du Cambodge              France          23% owned by A.N.F.

Lucia                              France          20.6% owned by Axa Assurance
                                                   Iard and 8.6% by the mutuals

Rubis et Cie                       France          12.7% owned by Uni Europe
                                                   Assurance

Schneider S.A.                     France          10%

Eurofin                            France          31.6% owned by Compangie
                                                   Financiere de Paris

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                                     NOTES


1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) The Equitable Companies Incorporated's 44.1% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holding Corporation's 36.1% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.; (e) Treasurer Robert L. Bennett's 20% interest in Compass Management and Leasing Co. (formerly EREIM, Inc.); and (f) DLJ Mortgage Capital's and Equitable Real Estate's respective ownerships, 50% each in Column Financial, Inc.


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.

5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:

                              The Equitable Funds
                             The Hudson River Trust
                               Separate Accounts


6.   This chart was last revised on January 1, 1997.

Item 27.   Number of Contractowners


           As of January 31, 1997, there were 3,439 owners of qualified and non-qualified contracts offered by the registrant hereunder.



Item 28.   Indemnification

           Indemnification of Principal Underwriter


           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, Inc. has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors Inc.


           Undertaking

           Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.   Principal Underwriters

           (a) Equitable Distributors, Inc., an indirect wholly-owned subsidiary of Equitable, is the principal underwriter for Separate Account No. 45. The principal business address of Equitable Distributors, Inc. is 787 Seventh Avenue, NY, NY 10019.

           (b) Set forth below is certain information regarding the directors and principal officers of Equitable Distributors, Inc. The business address of the persons whose names are preceded by an asterisk is that of Equitable Distributors, Inc.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES
BUSINESS ADDRESS                          WITH UNDERWRITER
----------------                          ----------------

*Jerome Golden                            Chairman of the Board and Director



 James A. Shepherdson, III                Co-Chief Executive Officer,
 660 Newport Center Drive                 Co-President, Managing Director,
 Suite 1200                               and Director
 Newport Beach, CA 92660

 Greg Brakovich                           Co-Chief Executive Officer,
 660 Newport Center Drive                 Co-President, Managing Director,
 Suite 1200                               and Director
 Newport Beach, CA 92660

 Phillip Meserve                          Managing Director
 660 Newport Center Drive
 Suite 1200
 Newport Beach, CA 92660

 Dennis Witte                             Senior Vice President
 135 W 50th Street
 New York, NY 10019

*James M. Benson                          Director

*William T. McCaffrey                     Director


 Thomas D. Bullen                         Chief Financial Officer
 200 Plaza Drive
 Secaucus, NJ 07096-1583


 Michael Brzozowski                       Chief Compliance Officer
 1290 Avenue of the Americas,
 New York, NY 10104


 Ronald R. Quist                          Treasurer
 135 W 50th Street
 New York, NY 10019


 Janet Hannon                             Secretary
 1290 Avenue of the Americas
 New York, NY 10104

 Linda Galasso                            Assistant Secretary
 1290 Avenue of the Americas
 New York, NY 10104

           (c) The information under "Distribution of the Certificates" in the Prospectus forming a part of this Registrant Statement is incorporated herein by reference.

Item 30.   Location of Accounts and Records

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 787 Seventh Avenue, New York, New York 10019. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31.   Management Services

           Not applicable.


Item 32.   Undertakings

The Registrant hereby undertakes:

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                 (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

           (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


           (d) Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

                                   SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf, in the City and State of New York, on this 6th day of March, 1997.




                                    SEPARATE ACCOUNT No. 45 OF
                                    THE EQUITABLE LIFE ASSURANCE SOCIETY
                                    OF THE UNITED STATES
                                                (Registrant)

                                    By: The Equitable Life Assurance
                                        Society of the United States


                                    By: /s/ Jerome S. Golden
                                       -----------------------------------
                                      Jerome S. Golden
                                      President,
                                      Income Management Group,
                                      A Division of The Equitable Life
                                      Assurance Society of the United
                                      States

                                   SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the registration statement to be signed on its behalf, in the City and State of New York, on this 6th day of March, 1997.



                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)


                                          By:  /s/ Jerome S. Golden
                                             --------------------------------
                                                     Jerome S. Golden
                                                       President,
                                          Income Management Group,
                                          A Division of The Equitable Life
                                          Assurance Society of the United
                                          States


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:


James M. Benson                           President, Chief Executive Officer
                                          and Director

William T. McCaffrey                      Senior Executive Vice President,
                                          Chief Operating Officer and Director


Joseph J. Melone                          Chairman of the Board and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                          Senior Executive Vice President and
                                          Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel                     Senior Vice President and Controller
-----------------------
Alvin H. Fenichel
March 6, 1997



DIRECTORS:
Claude Bebear           Jean-Rene Foutou             Winthrop Knowlton
James M. Benson         Norman C. Francis            Arthur L. Liman
Christopher Brocksom    Donald J. Greene             George T. Lowy
Francoise Colloc'h      John T. Hartley              William T. McCaffrey
Henri de Castries       John H.F. Haskell, Jr.       Joseph J. Melone
Joseph L. Dionne        W. Edwin Jarmain             George J. Sella, Jr.
William T. Esrey        G. Donald Johnston, Jr.      Dave H. Williams



By: /s/ Jerome S. Golden
   --------------------------
        Jerome S. Golden
        Attorney-in-Fact
        March 6, 1997

                                 EXHIBIT INDEX


EXHIBIT NO.                                                 PAGE NO.
-----------                                                 --------


 6(a)      Restated Charter of Equitable, as amended January 1, 1997.

 6(b)      By-Laws of Equitable, as amended November 21, 1996

10(b)      Powers of Attorney